UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07890

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	8/31/17

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2017

Invesco High Yield Municipal Fund Nasdaq: A: ACTHX ∎ B: ACTGX ∎ C: ACTFX ∎ Y: ACTDX ∎ R5: ACTNX ∎ R6: ACTSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
45	Financial Statements
48	Notes to Financial Statements
55	Financial Highlights
56	Fund Expenses
57	Approval of Investment Advisory and Sub-Advisory Contracts
59	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/17 to 8/31/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.89%
Class B Shares	4.98
Class C Shares	4.51
Class Y Shares	5.01
Class R5 Shares	5.01
Class R6 Shares*	4.94
S&P Municipal Bond High Yield Index▼ (Broad Market Index)	2.68
Custom Invesco High Yield Municipal Index∎ (Style-Specific Index)	2.86
Lipper High Yield Municipal Debt Funds Index◆(Peer Group Index)	4.67

Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.; ◆Lipper Inc. *Class R6 shares incepted on April 4, 2017. See page 3 for more information.

The S&P Municipal Bond High Yield Index is an unmanaged index considered representative of municipal bonds that are not rated or are rated below investment grade.

The Custom Invesco High Yield Municipal Index is designed to measure the performance of a hypothetical allocation that consists of an 80% weight in bonds in the S&P Municipal Bond Index that are not rated or are rated below investment grade and a 20% weight in bonds rated investment grade by Standard & Poor’s, Moody’s and/or Fitch.

The Lipper High Yield Municipal Debt Funds Index is an unmanaged index considered representative of high-yield municipal debt funds tracked by Lipper.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

.

2                Invesco High Yield Municipal Fund

Average Annual Total Returns

As of 8/31/17, including maximum applicable sales charges

Class A Shares
Inception (1/2/86)	5.97%
10 Years	4.78
5 Years	4.50
1 Year	-3.15

Class B Shares
Inception (7/20/92)	5.53%
10 Years	4.99
5 Years	5.09
1 Year	-3.61

Class C Shares
Inception (12/10/93)	4.81%
10 Years	4.44
5 Years	4.64
1 Year	-0.54

Class Y Shares
Inception (3/1/06)	5.26%
10 Years	5.48
5 Years	5.68
1 Year	1.44

Class R5 Shares
10 Years	5.77%
5 Years	5.63
1 Year	1.41

Class R6 Shares
10 Years	5.23%
5 Years	5.43
1 Year	1.24

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen High Yield Municipal Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen High Yield Municipal Fund (renamed Invesco High Yield Municipal Fund). Returns shown above, prior to June 1, 2010, for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco High Yield Municipal Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 Shares shares incepted on April 30, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s and the

Average Annual Total Returns

As of 6/30/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (1/2/86)	5.95%
10 Years	4.36
5 Years	4.73
1 Year	-4.08

Class B Shares
Inception (7/20/92)	5.50%
10 Years	4.57
5 Years	5.34
1 Year	-4.45

Class C Shares
Inception (12/10/93)	4.78%
10 Years	4.03
5 Years	4.87
1 Year	-1.41

Class Y Shares
Inception (3/1/06)	5.19%
10 Years	5.07
5 Years	5.90
1 Year	0.47

Class R5 Shares
10 Years	5.38%
5 Years	5.88
1 Year	0.43

Class R6 Shares
10 Years	4.83%
5 Years	5.66
1 Year	0.31

predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class

R6 shares was 1.01%, 1.01%, 1.76%, 0.76%, 0.80% and 0.75%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had fees not been waived and/or expenses reimbursed currently or in the past, returns would have been lower. See current prospectus for more information.

3                 Invesco High Yield Municipal Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                Invesco High Yield Municipal Fund

Schedule of Investments

August 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–110.53%(a)
Alabama–3.28%
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.75%	06/01/2045	$3,250	$3,595,378
Series 2016, RB	6.00%	06/01/2050	5,400	6,063,174
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB(b)	5.00%	01/01/2042	12,750	14,606,527
Cullman (County of) Health Care Authority (Regional Medical Center); Series 2009 A, RB	7.00%	02/01/2036	4,400	4,557,608
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village);
Series 2007, Retirement Facility RB	5.50%	01/01/2043	13,170	12,445,913
Series 2008 A, Retirement Facility RB	6.88%	01/01/2043	4,470	4,541,788
Series 2011 A, Retirement Facility RB	7.50%	01/01/2047	2,600	2,755,714
Series 2012 A, Retirement Facility RB	5.63%	01/01/2042	6,705	6,552,394
Jefferson (County of);
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS–AGM)(c)(d)	6.50%	10/01/2038	7,000	6,063,330
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS–AGM)(c)(d)	6.60%	10/01/2042	11,700	10,066,563
Series 2013 F, Sub. Lien Sewer Revenue Conv. CAB Wts.(d)	7.50%	10/01/2039	27,640	23,150,988
Series 2013 F, Sub. Lien Sewer Revenue Conv. CAB Wts.(d)	7.75%	10/01/2046	96,055	80,072,409
Series 2013-F, Sub. Lien Sewer Revenue Conv. CAB Wts.(d)	7.90%	10/01/2050	64,400	53,111,968
Lower Alabama Gas District (The);
Series 2016 A, Gas Project RB(b)	5.00%	09/01/2046	24,000	29,816,880
Series 2016 A, Gas Project RB	5.00%	09/01/2046	31,935	39,675,086
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB(e)	6.95%	01/01/2020	3	0
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(f)(g)	0.83%	07/01/2040	3,601	3,601,000
				300,676,720

Alaska–0.34%
Alaska (State of) Municipal Bond Bank Authority (Master Resolution);
Series 2017 A, RB(b)	5.50%	10/01/2046	22,000	26,378,220
Series 2017 A, RB	5.50%	10/01/2046	505	605,500
Northern Tobacco Securitization Corp.;
Series 2006 B, First Sub. Asset-Backed CAB RB(h)	0.00%	06/01/2046	27,225	2,686,291
Series 2006 C, Second Sub. Asset-Backed CAB RB(h)	0.00%	06/01/2046	20,860	1,458,948
				31,128,959

American Samoa–0.15%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	13,345	13,437,081

Arizona–2.12%
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. Education RB(i)	6.00%	07/01/2037	13,845	15,009,780
Series 2017, Ref. Education RB(i)	6.00%	07/01/2047	15,000	16,080,600
Arizona (State of) Industrial Development Authority (Basis Schools);
Series 2017 A, Ref. Education RB(i)	5.13%	07/01/2037	1,180	1,250,847
Series 2017-A, Ref. Education RB(i)	5.38%	07/01/2050	6,000	6,356,400
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation);
Series 2016, Education RB(i)	5.70%	07/01/2047	10,730	10,978,185
Series 2016, Education RB(i)	5.80%	07/01/2052	4,920	5,035,571
Maricopa (County of) Industrial Development Authority (Paradise Schools); Series 2016, Ref. Education RB(i)	5.00%	07/01/2047	4,000	4,093,680

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB	5.50%	11/15/2034	$3,695	$3,776,179
Series 2014, Ref. RB	5.75%	11/15/2040	6,015	6,192,984
Phoenix (City of) Industrial Development Authority (Basis Schools);
Series 2016 A, Ref. Education RB(i)	5.00%	07/01/2046	2,125	2,202,881
Series 2016 A, Ref. Education RB(i)	5.00%	07/01/2046	2,000	2,073,300
Phoenix (City of) Industrial Development Authority (Choice Academies); Series 2012, Education RB	5.63%	09/01/2042	2,850	3,023,537
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(i)	6.75%	07/01/2044	5,250	6,016,552
Phoenix (City of) Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, Education RB	5.63%	07/01/2042	2,770	3,000,049
Phoenix Civic Improvement Corp.;
Series 2008 A, Sr. Lien Airport RB(b)	5.00%	07/01/2022	3,500	3,624,215
Series 2008 A, Sr. Lien Airport RB(b)	5.00%	07/01/2024	5,000	5,176,600
Series 2008 A, Sr. Lien Airport RB(b)	5.00%	07/01/2026	5,000	5,175,750
Series 2009 A, Jr. Lien Water System RB(b)(j)(k)	5.00%	07/01/2019	8,935	9,607,984
Series 2009 A, Jr. Lien Water System RB(b)(j)(k)	5.00%	07/01/2019	6,785	7,296,046
Series 2009 A, Jr. Lien Water System RB(b)(j)(k)	5.00%	07/01/2019	5,500	5,914,260
Pima (County of) Industrial Development Authority (Acclaim Charter School);
Series 2006, Education Facility RB	5.70%	12/01/2026	2,200	2,202,640
Series 2006, Education Facility RB	5.80%	12/01/2036	4,385	4,388,420
Pima (County of) Industrial Development Authority (American Leadership);
Series 2015, Ref. Education Facility RB(i)	5.38%	06/15/2035	2,370	2,413,561
Series 2015, Ref. Education Facility RB(i)	5.63%	06/15/2045	3,500	3,582,705
Pima (County of) Industrial Development Authority (Coral Academy Science);
Series 2008 A, Education Facilities RB	7.13%	12/01/2028	2,120	2,198,355
Series 2008 A, Education Facilities RB	7.25%	12/01/2038	3,285	3,396,953
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	7.25%	05/01/2044	3,000	3,305,220
Pima (County of) Industrial Development Authority (Edkey Charter Schools);
Series 2013, Ref. Education Facility RB	6.00%	07/01/2043	250	214,595
Series 2013, Ref. Education Facility RB	6.00%	07/01/2048	2,975	2,526,935
Pima (County of) Industrial Development Authority (Legacy Traditional School); Series 2009, Education RB(j)(k)	8.50%	07/01/2019	1,645	1,849,145
Pima (County of) Industrial Development Authority (Milestones Charter School District);
Series 2003, Education Facility RB	7.50%	11/01/2033	3,030	3,030,818
Series 2005, Education Facility RB	6.75%	11/01/2033	2,865	2,806,783
Pima (County of) Industrial Development Authority (Paradise Education Center); Series 2010, Education RB(j)(k)	6.10%	06/01/2019	1,400	1,524,474
Pima (County of) Industrial Development Authority (Premier Charter High School);
Series 2016 A, Ref. Education Facility RB(i)	7.00%	07/01/2045	3,315	3,262,722
Series 2016 B, Ref. Sub. Education Facility RB	2.07%	07/01/2045	1,735	433,700
Series 2016 C, Ref. Jr. Sub. Education Facility RB	2.07%	07/01/2045	1,036	51,693
Pima (County of) Industrial Development Authority (Riverbend Prep); Series 2010, Education RB	7.00%	09/01/2037	3,358	3,357,731
Quechan Indian Tribe of Fort Yuma (California & Arizona Governmental); Series 2008, RB	7.00%	12/01/2027	5,310	4,958,159
Sundance Community Facilities District (Assessment District No. 2); Series 2003, Special Assessment RB(i)	7.13%	07/01/2027	1,323	1,325,752
Sundance Community Facilities District (Assessment District No. 3); Series 2004, Special Assessment RB	6.50%	07/01/2029	235	235,324
Tempe (City of) Industrial Development Authority (Friendship Village);
Series 2012 A, Ref. RB	6.25%	12/01/2042	2,700	2,891,484
Series 2012 A, Ref. RB	6.25%	12/01/2046	4,100	4,364,614

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School — Queen Creek and Casa Grande Campuses);
Series 2013, Education RB	5.75%	07/01/2033	$3,000	$3,217,320
Series 2013, Education RB	6.00%	07/01/2043	3,625	3,904,850
Tucson (City of) Industrial Development Authority (Catalina Village Assisted Living Apartments);
Series 2017 A, Multifamily Housing RB(l)	5.50%	05/01/2051	4,435	3,249,835
Series 2017 B, Multifamily Housing RB(l)	2.50%	05/01/2051	1,700	487,237
University Medical Center Corp.;
Series 2009, Hospital RB(j)(k)	6.25%	07/01/2019	1,650	1,809,803
Series 2009, Hospital RB(j)(k)	6.50%	07/01/2019	2,100	2,312,919
Series 2011, Hospital RB(j)(k)	6.00%	07/01/2021	2,600	3,079,024
				194,268,171

California–14.09%
ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/2047	6,000	6,490,980
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB(j)(k)	7.63%	01/01/2020	4,340	5,016,736
Bakersfield (City of); Series 2007 A, Wastewater RB(b)(j)(k)	5.00%	09/15/2017	14,990	15,015,033
Bay Area Toll Authority (San Francisco Bay Area);
Series 2009 F-1, Toll Bridge RB(b)(j)(k)	5.13%	04/01/2019	22,295	23,823,545
Series 2017, Ref. Sub. Toll Bridge RB	4.00%	04/01/2047	50,640	53,531,038
Series 2017, Ref. Sub. Toll Bridge RB	4.00%	04/01/2049	5,000	5,264,450
Series 2017 F-1, Toll Bridge RB(b)	5.00%	04/01/2056	21,000	24,342,360
California (County of) Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, Tobacco Settlement Asset-Backed CAB RB(h)	0.00%	06/01/2033	16,125	6,413,719
California (County of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, Tobacco Settlement CAB Sub. RB(h)	0.00%	06/01/2046	25,000	3,560,750
California (State of) Educational Facilities Authority (Stanford University);
Series 2010, RB(b)	5.25%	04/01/2040	6,255	8,614,449
Series 2012 U-2, Ref. RB(b)	5.00%	10/01/2032	8,745	11,426,479
Series 2014 U-6, RB(b)	5.00%	05/01/2045	15,000	20,507,850
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/2038	3,000	3,349,290
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB(b)	5.00%	11/01/2047	10,000	13,157,000
California (State of) Municipal Finance Authority (California Baptist University);
Series 2016 A, RB(i)	5.00%	11/01/2036	1,500	1,609,320
Series 2016 A, RB(i)	5.00%	11/01/2046	3,000	3,181,110
California (State of) Municipal Finance Authority (Chevron U.S.A. Inc.); Series 2010 A, VRD Recovery Zone Facility RB(f)	0.65%	11/01/2035	6,800	6,800,000
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(i)	6.63%	01/01/2032	1,000	1,078,410
Series 2012, RB(i)	6.88%	01/01/2042	1,500	1,622,160
California (State of) Municipal Finance Authority (High Tech High-Chula Vista);
Series 2008 B, Educational Facility RB(i)(j)(k)	6.13%	07/02/2018	2,860	2,987,356
Series 2008 B, Educational Facility RB(i)(j)(k)	6.13%	07/02/2018	2,000	2,089,060
Series 2008 B, Educational Facility RB(i)(j)(k)	6.13%	07/02/2018	3,840	4,010,995
California (State of) Municipal Finance Authority (High Tech High-Media Arts);
Series 2008 A, Educational Facility RB(i)(j)(k)	6.00%	07/02/2018	1,170	1,220,883
Series 2008 A, Educational Facility RB(i)(j)(k)	6.13%	07/02/2018	2,415	2,522,540
California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, Educational Facilities RB(j)(k)	8.50%	10/01/2019	1,000	1,157,740
California (State of) Municipal Finance Authority (Santa Rosa Academy);
Series 2012 A, Charter School Lease RB	5.75%	07/01/2030	6,750	7,356,892
Series 2012 A, Charter School Lease RB	6.00%	07/01/2042	5,355	5,816,226

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(i)(m)	5.00%	07/01/2037	$13,500	$14,548,275
Series 2012, Water Furnishing RB(i)(m)	5.00%	11/21/2045	29,210	31,402,210
California (State of) Pollution Control Financing Authority (Aemerge Redpack Services LLC); Series 2016, Solid Waste Disposal RB(i)(m)	7.00%	12/01/2027	2,750	2,703,553
California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996 C, Ref. VRD PCR (LOC–Mizuho Bank, Ltd.)(f)(g)	0.80%	11/01/2026	1,500	1,500,000
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	6.40%	07/01/2048	3,000	3,434,850
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/2042	5,000	5,209,150
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/2039	2,000	2,170,000
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2007 A, RB	5.50%	11/01/2038	8,000	8,178,720
Series 2011, RB	7.25%	11/01/2031	1,500	1,744,035
Series 2011, RB	7.50%	11/01/2041	5,500	6,438,795
Series 2014 A, RB	6.13%	11/01/2033	1,560	1,761,287
California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation — Irvine, L.L.C. — University of California-Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB(j)(k)	6.00%	05/15/2018	5,000	5,188,200
California (State of) Statewide Communities Development Authority (Creative Child Care & Team); Series 2015, School Facilities RB (Acquired 11/03/2015; Cost $6,700,000)(i)	6.75%	06/01/2045	6,700	6,838,087
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	4,350	4,769,905
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2010, RB(j)(k)	7.50%	06/01/2019	1,640	1,815,086
Series 2016, Ref. RB(i)	5.00%	06/01/2036	4,250	4,486,980
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.50%	12/01/2054	5,000	5,500,650
Series 2016 A, RB(i)	5.00%	12/01/2036	1,500	1,650,435
Series 2016 A, RB(i)	5.25%	12/01/2056	39,000	42,869,190
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB(i)	7.00%	11/15/2029	1,745	1,928,225
Series 2009, Senior Living RB(i)	7.25%	11/15/2041	3,500	3,855,985
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden);
Series 2012, RB	6.00%	10/01/2042	2,895	3,186,787
Series 2012, RB	6.00%	10/01/2047	1,785	1,956,271
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization);
Series 2002, Tobacco Settlement Asset-Backed RB	6.00%	05/01/2043	15,000	15,107,400
Series 2006 A, Tobacco Settlement CAB Turbo RB(h)	0.00%	06/01/2046	181,950	25,907,860
California (State of);
Series 2016, Ref. Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2034	14,440	17,269,085
Series 2016, Ref. Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2035	6,605	7,881,482
Series 2017, Various Purpose Unlimited Tax GO Bonds	4.00%	11/01/2047	12,000	12,825,120
Series 2017, Various Purpose Unlimited Tax GO Bonds	5.00%	08/01/2046	27,000	31,680,990
Series 2017, Various Purpose Unlimited Tax GO Bonds(b)	5.00%	11/01/2047	15,000	17,677,600
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.);
Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2038	9,380	9,368,556
Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.25%	06/01/2045	3,730	3,729,664

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	$3,430	$3,820,197
Series 2017, Ref. RB	5.00%	10/15/2047	10,170	11,152,320
Carlsbad (City of) Community Facilities District 3 (Improvement Area 2);
Series 2008, Special Tax RB(j)(k)	6.10%	09/01/2018	2,615	2,753,307
Series 2008, Special Tax RB(j)(k)	6.20%	09/01/2018	5,960	6,281,125
Eden (Township of) Healthcare District; Series 2010, COP(j)(k)	6.13%	06/01/2020	2,510	2,867,600
Fairfield (City of) Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, Special Tax RB	6.50%	09/01/2023	1,235	1,291,267
Series 2008, Special Tax RB	6.75%	09/01/2028	2,550	2,652,332
Series 2008, Special Tax RB	6.88%	09/01/2038	4,440	4,600,240
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. Toll Road CAB RB (INS–AGM)(c)(h)	0.00%	01/15/2036	65,000	31,968,950
Series 2014 A, Ref. Toll Road CAB RB (INS–AGM)(c)(h)	0.00%	01/15/2037	20,000	9,392,200
Series 2014 A, Ref. Toll Road RB	6.00%	01/15/2049	20,000	23,088,200
Series 2014 A, Ref. Toll Road Conv. CAB RB(d)	6.85%	01/15/2042	5,000	4,366,050
Series 2014 C, Ref. Jr. Lien Toll Road RB	6.50%	01/15/2043	10,750	12,872,265
Golden State Tobacco Securitization Corp.;
Series 2007, Sr. Tobacco Settlement Asset-Backed RB	5.75%	06/01/2047	19,205	19,203,272
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	28,360	28,334,476
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	46,490	46,303,110
Series 2007 A-2, Sr. Tobacco Settlement Asset-Backed RB	5.30%	06/01/2037	47,000	47,352,970
Series 2007 B, First Sub. Tobacco Settlement Asset-Backed CAB RB(h)	0.00%	06/01/2047	185,000	23,959,350
Hesperia (City of) Public Financing Authority (Redevelopment & Housing); Series 2007 A, Tax Allocation RB (INS–SGI)(c)	5.00%	09/01/2037	3,395	3,399,719
Inland Empire Tobacco Securitization Authority;
Series 2007 A, Tobacco Settlement RB	5.00%	06/01/2021	3,630	3,622,232
Series 2007 C-1, Asset-Backed Tobacco Settlement CAB Turbo RB(h)	0.00%	06/01/2036	158,815	42,427,427
Series 2007 D, Asset-Backed Tobacco Settlement CAB RB(h)	0.00%	06/01/2057	46,635	2,423,155
Los Angeles (City of) Community Facilities District No. 3 (Cascades Business Park); Series 1997, Special Tax RB	6.40%	09/01/2022	435	445,079
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB(b)	5.00%	07/01/2043	66,530	75,418,408
M-S-R Energy Authority;
Series 2009 A, Gas RB	6.50%	11/01/2039	4,490	6,484,099
Series 2009 C, Gas RB	6.50%	11/01/2039	11,015	15,906,982
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(i)	6.50%	03/01/2028	5,515	5,629,877
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/2032	4,750	5,759,755
Placentia (City of) Public Financing Authority (Working Capital Financing); Series 2009, Lease RB	7.50%	06/01/2019	2,260	2,228,880
Regents of the University of California; Series 2014 AM, RB(b)	5.00%	05/15/2044	34,545	40,379,305
Riverside (County of) Redevelopment Agency (Mid-County Redevelopment Project Area); Series 2010 C, Tax Allocation RB(j)(k)	6.25%	10/01/2018	1,780	1,886,426
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/2048	7,000	7,949,200
Roseville (City of) (Fountains Community Facilities District No. 1); Series 2008, Special Tax RB(j)(k)	6.13%	09/01/2018	1,000	1,053,860
San Bernardino City Unified School District;
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(h)	0.00%	08/01/2036	7,650	3,837,087
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(h)	0.00%	08/01/2037	13,130	6,313,167
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(h)	0.00%	08/01/2038	13,515	6,225,550
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(h)	0.00%	08/01/2039	13,895	6,062,805
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(h)	0.00%	08/01/2040	14,280	5,979,464
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(h)	0.00%	08/01/2041	14,080	5,649,318
San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	7.50%	12/01/2041	20,980	24,554,992
Series 2011, RB	8.00%	12/01/2031	9,875	11,918,434

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Diego Unified School District (Election of 2008); Series 2012 E, Unlimited Tax Conv. CAB GO Bonds(d)	5.25%	07/01/2042	$10,000	$6,531,400
San Diego Unified School District; Series 2012 R-2, Ref. Unlimited Tax Conv. CAB GO Bonds(d)	6.63%	07/01/2041	20,000	16,336,000
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation RB(j)(k)	6.25%	08/01/2019	1,000	1,103,550
Series 2009 D, Tax Allocation RB(j)(k)	6.50%	08/01/2019	1,000	1,108,290
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 C, Special Tax CAB RB(h)	0.00%	08/01/2036	5,710	2,169,857
Series 2013 C, Special Tax CAB RB(h)	0.00%	08/01/2038	2,000	664,180
Series 2013 C, Special Tax CAB RB(h)	0.00%	08/01/2043	17,000	4,171,120
San Joaquin Hills Transportation Corridor Agency;
Series 2014 B, Ref. Jr. Lien Toll Road RB	5.25%	01/15/2044	7,000	7,699,860
Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/2049	13,000	14,156,220
San Jose (City of) (Helzer Courts Apartments); Series 1999 A, MFH RB(m)	6.40%	12/01/2041	14,123	14,131,756
San Jose (City of) Community Facilities District No. 9 (Bailey/Highway 101);
Series 2003, Special Tax RB	6.60%	09/01/2027	2,000	2,006,600
Series 2003, Special Tax RB	6.65%	09/01/2032	2,630	2,637,995
San Jose (City of);
Series 2017 A, Ref. Airport RB(b)(m)	5.00%	03/01/2041	9,990	11,586,202
Series 2017 A, Ref. Airport RB(b)(m)	5.00%	03/01/2047	20,010	23,064,526
San Mateo (City of) Foster School District (Election 2008); Series 2010, Unlimited Tax Conv. CAB GO Bonds(d)	6.63%	08/01/2042	4,080	3,567,266
Santa Cruz (County of) Redevelopment Agency (Live Oak/Soquel Community Improvement); Series 2009 A, Tax Allocation RB(j)(k)	7.00%	09/01/2019	3,500	3,928,190
Savanna Elementary School District (Election of 2008); Series 2012 B, Unlimited Tax Conv. CAB GO Bonds (INS–AGM)(c)(d)	6.75%	02/01/2052	7,500	5,188,575
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, Tobacco Settlement Asset-Backed CAB Turbo RB(h)	0.00%	06/01/2047	20,000	2,944,000
Series 2007 A, Tobacco Settlement CAB Turbo RB(h)	0.00%	06/01/2036	10,000	3,498,800
Southern California Logistics Airport Authority;
Series 2007, Tax Allocation RB(n)	6.15%	12/01/2043	4,400	4,356,044
Series 2008 A, Tax Allocation CAB RB(h)	0.00%	12/01/2045	18,085	537,486
Series 2008 A, Tax Allocation CAB RB(h)	0.00%	12/01/2046	18,085	510,359
Series 2008 A, Tax Allocation CAB RB(h)	0.00%	12/01/2047	18,085	441,636
Series 2008 A, Tax Allocation CAB RB(h)	0.00%	12/01/2048	18,085	410,891
Series 2008 A, Tax Allocation CAB RB(h)	0.00%	12/01/2049	18,085	374,721
Series 2008 A, Tax Allocation CAB RB(h)	0.00%	12/01/2050	18,085	347,594
Series 2008 A, Tax Allocation RB(e)	6.00%	12/01/2033	1,475	1,460,265
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006, Tobacco Settlement Asset-Backed First Sub. CAB RB(h)	0.00%	06/01/2046	35,000	4,741,800
Series 2006, Tobacco Settlement Asset-Backed Third Sub. CAB RB(h)	0.00%	06/01/2046	47,000	4,506,360
Series 2006 A-1, Sr. RB	4.75%	06/01/2025	5	5,035
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2037	6,850	6,849,315
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2046	8,205	8,204,508
Vallejo (City of) Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, Local Agency RB	5.80%	09/01/2031	3,770	3,819,349
Victor Valley Union High School District (Election of 2008);
Series 2013 B, Unlimited Tax CAB GO Bonds(h)(j)(k)	0.00%	08/01/2023	14,550	3,367,307
Series 2013 B, Unlimited Tax CAB GO Bonds(h)(j)(k)	0.00%	08/01/2023	7,000	1,522,570
Series 2013 B, Unlimited Tax CAB GO Bonds(h)(j)(k)	0.00%	08/01/2023	15,715	3,211,360
Series 2013 B, Unlimited Tax CAB GO Bonds(h)(j)(k)	0.00%	08/01/2023	37,560	6,349,894
				1,291,876,137

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–3.35%
Banning Lewis Ranch Metropolitan District No. 3; Series 2015 A, Limited Tax GO Bonds	6.13%	12/01/2045	$1,025	$1,024,939
Broomfield Village Metropolitan District No. 2; Series 2003, Ref. & Improvement Limited Tax GO Bonds	6.25%	12/01/2032	3,640	3,512,127
Canyons Metropolitan District No. 5;
Series 2017 A, Ref. Limited Tax GO Bonds	6.00%	12/01/2037	1,750	1,766,223
Series 2017 A, Ref. Limited Tax GO Bonds	6.13%	12/01/2047	4,735	4,784,812
Series 2017 B, Sub. Limited Tax GO Bonds	8.00%	12/15/2047	3,000	3,028,410
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. Special Tax Allocation RB	5.00%	12/01/2047	7,000	7,132,160
Clear Creek Station Metropolitan District No. 2;
Series 2017 A, Ref. Limited Tax GO Bonds	5.00%	12/01/2047	1,000	1,011,700
Series 2017 B, Sub. Limited Tax GO Bonds	7.38%	12/15/2047	500	501,250
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, Charter School RB	6.25%	07/01/2028	1,650	1,679,205
Series 2008, Charter School RB	6.50%	07/01/2038	1,000	1,017,420
Series 2013, Charter School RB	7.45%	08/01/2048	2,245	2,612,237
Colorado (State of) Educational & Cultural Facilities Authority (Flagstaff Academy); Series 2008 A, Charter School RB(j)(k)	7.00%	08/01/2018	1,500	1,583,535
Colorado (State of) Educational & Cultural Facilities Authority (Monument Academy);
Series 2007, Charter School RB(j)(k)	5.88%	10/01/2017	2,500	2,510,500
Series 2007, Charter School RB(j)(k)	6.00%	10/01/2017	1,635	1,642,031
Series 2008 A, Charter School RB(j)(k)	7.25%	10/01/2018	500	534,515
Colorado (State of) Educational & Cultural Facilities Authority (New Vision Charter School); Series 2008, RB(i)	6.75%	04/01/2040	1,730	1,743,477
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB(j)(k)	7.40%	12/01/2018	2,000	2,162,620
Colorado (State of) Health Facilities Authority (American Baptist Homes); Series 2009 A, RB	7.75%	08/01/2039	4,000	4,201,400
Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2011, RB	6.38%	01/01/2041	1,615	1,754,068
Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community);
Series 2017 A, Ref. Hospital RB	5.25%	05/15/2037	750	800,475
Series 2017 A, Ref. Hospital RB	5.25%	05/15/2047	3,500	3,710,840
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(b)	5.00%	01/01/2044	21,000	23,392,530
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(i)	5.75%	12/01/2035	1,150	1,187,605
Series 2015 A, Ref. RB(i)	6.13%	12/01/2045	1,300	1,371,682
Series 2015 A, Ref. RB(i)	6.25%	12/01/2050	4,070	4,316,927
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group);
Series 2010 A, RB(j)(k)	6.00%	11/15/2020	1,600	1,849,120
Series 2010 A, RB(j)(k)	6.25%	11/15/2020	4,750	5,526,910
Series 2011, RB(j)(k)	5.75%	11/15/2021	1,000	1,187,400
Series 2011, RB(j)(k)	6.00%	11/15/2021	1,195	1,431,168
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.20%	07/01/2022	800	800,160
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	3,260	3,259,837
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	5,815	5,814,593
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2056	5,085	5,636,316
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	13,935	15,333,099
Colorado Springs (City of) Urban Renewal Authority (University Village Colorado); Series 2008 A, Tax Increment Allocation RB(e)(j)(k)	7.00%	12/01/2017	16,990	17,247,568
Cornerstar Metropolitan District;
Series 2017 A, Ref. Limited Tax GO Bonds	5.13%	12/01/2037	1,000	1,044,010
Series 2017 A, Ref. Limited Tax GO Bonds	5.25%	12/01/2047	2,600	2,714,738

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Denver (City & County of) (United Airlines);
Series 2007 A, Ref. Special Facilities Airport RB(m)	5.25%	10/01/2032	$17,110	$17,172,280
Series 2007 A, Ref. Special Facilities Airport RB(m)	5.75%	10/01/2032	16,400	16,466,420
Douglas (County of) Sierra Ridge Metropolitan District No. 2,
Series 2016 A, Sr. Limited Tax GO Bonds	5.50%	12/01/2046	2,000	2,047,200
Series 2016 B, Sub. Limited Tax GO Bonds	7.63%	12/15/2046	1,500	1,450,875
Elbert (County of) & Highway 86 Commercial Metropolitan District; Series 2008 A, Public Improvement Fee RB(o)	3.38%	12/01/2032	4,500	2,248,155
Fitzsimons Village Metropolitan District No. 1; Series 2010 A, Tax Increment Allocation & Public Improvement Fee Supported RB	7.50%	03/01/2040	4,940	5,227,360
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/2040	965	1,031,189
Gardens on Havana Metropolitan District No. 3 (The);
Series 2017 A, Special RB	5.13%	12/01/2037	1,070	1,115,593
Series 2017 A, Special RB	5.25%	12/01/2047	1,015	1,045,734
Series 2017 B, Sub. Special RB	7.75%	12/15/2047	1,000	1,018,130
Grandby Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.75%	12/01/2036	2,699	2,699,675
Johnston (Town of) Plaza Metropolitan District;
Series 2016 A, Special RB	5.25%	12/01/2036	4,000	3,711,520
Series 2016 A, Special RB	5.38%	12/01/2046	12,000	11,079,000
Lincoln Park Metropolitan District;
Series 2008, Ref. & Improvement Unlimited Tax GO Bonds(j)(k)	6.13%	12/01/2017	6,250	6,333,875
Series 2008, Ref. & Improvement Unlimited Tax GO Bonds(j)(k)	6.20%	12/01/2017	5,550	5,625,480
Montezuma (County of) Hospital District; Series 2007, Ref. RB(j)(k)	5.90%	10/01/2017	5,950	5,975,287
Montrose (County of) (The Homestead at Montrose, Inc.);
Series 2003 A, Health Care Facilities RB	6.75%	02/01/2022	230	230,428
Series 2003 A, Health Care Facilities RB	7.00%	02/01/2025	800	801,464
Series 2003 A, Health Care Facilities RB	7.00%	02/01/2038	6,200	6,208,494
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/2033	5,500	5,520,735
Neu Towne Metropolitan District; Series 2004, Limited Tax GO Bonds(o)	1.80%	12/01/2034	1,500	398,025
North Range Metropolitan District No. 2,
Series 2017 A, Ref. Limited Tax GO Bonds	5.63%	12/01/2037	3,270	3,323,595
Series 2017 A, Ref. Limited Tax GO Bonds	5.75%	12/01/2047	4,885	4,964,625
Series 2017 B, Sub. Limited Tax GO Bonds	7.75%	12/15/2047	2,830	2,870,893
Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.50%	11/15/2038	24,395	34,868,993
Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO Bonds	6.50%	12/01/2035	1,000	380,050
Solaris Metropolitan District No.3 Series 2016 A, Ref. Limited Tax GO Bonds	5.00%	12/01/2046	1,730	1,800,255
University of Colorado; Series 2014 A, Enterprise RB(b)	5.00%	06/01/2046	16,835	19,547,119
Vista Ridge Metropolitan District; Series 2006 B, Ref. Sub. Limited Tax GO Bonds(d)(j)(k)	9.50%	12/01/2021	1,000	1,312,470
				307,302,526

Connecticut–0.23%
Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds (Acquired 11/16/2006; Cost $4,405,000)(e)(i)	5.13%	10/01/2036	4,405	1,321,632
Hamden (Town of) (Whitney Center);
Series 2009 A, Facility RB	7.63%	01/01/2030	3,180	3,364,249
Series 2009 A, Facility RB	7.75%	01/01/2043	10,815	11,410,042
Series 2009 C, RB(j)	5.50%	01/01/2022	2,000	2,000,700
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/2039	3,000	3,330,000
				21,426,623

Delaware–0.08%
Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.); Series 2016 A, RB	5.00%	06/01/2051	2,200	2,245,628
Delaware (State of) Economic Development Authority (Newark Charter School); Series 2012, RB	5.00%	09/01/2042	1,350	1,440,004

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Delaware–(continued)
Wilmington (City of) (Electra Arms Senior Association); Series 1998, MFH Rental RB(m)	6.25%	06/01/2028	$3,405	$3,407,520
				7,093,152

District of Columbia–1.55%
District of Columbia (American University); Series 2006 B, VRD Multimodal RB (LOC–Royal Bank of Canada)(f)(g)	0.79%	10/01/2036	800	800,000
District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB	6.38%	03/01/2031	2,000	2,176,180
Series 2011, RB	6.63%	03/01/2041	5,150	5,627,044
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/2040	7,000	7,763,910
District of Columbia (Gallaudet University); Series 2011, University RB	5.50%	04/01/2041	3,000	3,359,940
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	5.00%	07/01/2037	500	515,645
Series 2017 A, RB	5.00%	07/01/2042	1,250	1,274,238
Series 2017 A, RB	5.00%	07/01/2052	2,500	2,540,625
District of Columbia (Provident Group — Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	13,105	12,644,621
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB(j)(k)	6.38%	10/01/2019	2,000	2,225,240
Series 2009, Hospital RB(j)(k)	6.50%	10/01/2019	5,000	5,576,000
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 C, Asset-Backed CAB RB(h)	0.00%	06/15/2055	60,320	2,047,864
District of Columbia Water & Sewer Authority (Green Bonds); Series 2017 A, Public Utility RB(b)	5.00%	10/01/2052	20,000	23,282,400
District of Columbia Water & Sewer Authority; Series 2013 A, Sub. Lien Public Utility RB(b)	5.00%	10/01/2044	27,000	30,413,340
District of Columbia;
Series 2009 B, Ref. Sec. Income Tax RB(b)	5.00%	12/01/2025	16,165	17,638,925
Series 2014 C, Unlimited Tax GO Bonds(b)	5.00%	06/01/2038	21,000	24,454,080
				142,340,052

Florida–5.25%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.88%	11/15/2036	10,500	10,520,055
Series 2007, IDR	5.88%	11/15/2042	20,365	20,438,721
Alachua (County of) Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB	6.25%	11/15/2044	2,500	2,693,175
Series 2014, RB	6.38%	11/15/2049	5,250	5,662,020
Alachua (County of) Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2032	1,000	1,195,070
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2042	2,500	2,974,950
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2046	2,000	2,375,900
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs);
Series 2011 A, RB	8.00%	11/15/2031	3,000	3,478,890
Series 2011 A, RB	8.13%	11/15/2041	11,200	12,931,184
Series 2011 A, RB	8.13%	11/15/2046	6,000	6,912,360
Buckeye Park Community Development District; Series 2008 A, Capital Improvement Special Assessment RB(e)	7.88%	05/01/2038	4,900	1,466,766
Cape Coral (City of) Health Facilities Authority (Gulf Care Inc.);
Series 2015, Ref. Senior Housing RB(i)	6.00%	07/01/2045	4,000	4,334,480
Series 2015, Ref. Senior Housing RB(i)	6.00%	07/01/2050	4,940	5,334,261
Capital Trust Agency (Miami Community Charter School) Series 2010 A, RB	7.00%	10/15/2040	1,500	1,594,965
Capital Trust Agency Inc. (Tallahassee Tapestry);
Series 2015, First Mortgage RB(i)	6.75%	12/01/2035	5,405	5,451,429
Series 2015, First Mortgage RB(i)	7.00%	12/01/2045	2,000	2,018,500
Series 2015, First Mortgage RB(i)	7.13%	12/01/2050	2,000	2,020,520
Championsgate Community Development District; Series 1998 A, Capital Improvement Special Assessment RB	6.25%	05/01/2020	1,030	1,030,247

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB(i)	8.13%	05/15/2044	$5,560	$6,193,618
Series 2014 A, Continuing Care Community RB(i)	8.25%	05/15/2049	44,570	49,824,803
Series 2015, Continuing Care Community RB(i)	5.25%	05/15/2022	4,915	4,915,197
Series 2015 A, Continuing Care Community RB(i)	5.50%	05/15/2025	345	347,574
Series 2015 A, Continuing Care Community RB(i)	6.25%	05/15/2035	875	882,875
Series 2015 A, Continuing Care Community RB(i)	6.50%	05/15/2049	3,000	3,008,790
East Homestead Community Development District; Series 2013, Special Assessment RB	5.63%	11/01/2043	2,000	2,113,360
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB(j)(k)	7.25%	10/01/2021	14,000	17,377,780
Florida Development Finance Corp. (Palm Bay Academy Inc.);
Series 2017, Ref. Secondary Sub. Lien CAB RB(h)(i)	0.00%	05/15/2037	970	145,500
Series 2017, Ref. Taxable Sr. Lien Conv. CAB RB(d)(i)	6.38%	05/15/2037	1,280	832,000
Series 2017 A, Ref. Taxable Sr. Lien RB(i)	6.38%	05/15/2037	2,705	2,781,930
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2012 A, Educational Facilities RB	6.00%	06/15/2032	4,250	4,576,528
Series 2012 A, Educational Facilities RB	6.13%	06/15/2043	4,250	4,570,705
Series 2015, Educational Facilities RB(i)	6.13%	06/15/2046	14,035	14,494,366
Florida Development Finance Corp. (Sculptor Charter School);
Series 2008 A, RB	7.25%	10/01/2038	2,610	2,700,906
Series 2012, RB	7.00%	10/01/2026	110	120,449
Series 2012, RB	7.25%	10/01/2041	595	667,870
Gramercy Farms Community Development District;
Series 2007 A-1, Special Assessment RB(e)	5.25%	05/01/2039	1,335	13
Series 2007 A-2, Special Assessment RB(e)	5.25%	05/01/2039	1,700	17
Series 2011, Ref. Special Assessment Conv. CAB RB(d)	6.75%	05/01/2039	29,060	5,960,497
Hillsborough (County of) Industrial Development Authority (Health Facilities); Series 2008 B, IDR(j)(k)	8.00%	08/15/2019	1,000	1,146,250
Kendall Breeze West Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/2034	1,170	1,169,906
Lakeland (City of) (Carpenter’s Home Estate Accident Investor); Series 2008, Ref. First Mortgage Retirement Community RB	6.38%	01/01/2043	2,250	2,315,160
Lee (County of) Industrial Development Authority (Cypress Cove Healthpark);
Series 2012, Ref. RB	5.25%	10/01/2032	4,500	4,689,225
Series 2012, Ref. RB	5.75%	10/01/2042	10,100	10,670,347
Series 2012, Ref. RB	6.50%	10/01/2047	10,000	10,890,300
Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR	5.50%	06/15/2032	1,880	1,917,844
Series 2012, IDR	5.75%	06/15/2042	3,210	3,274,168
Leon (County of) Educational Facilities Authority (Southgate Residence Hall); Series 1998 A, Ref. RB	6.75%	09/01/2028	6,535	6,539,901
Miami-Dade (County of) (Building Better Communities Program);
Series 2008 A, Unlimited Tax GO Bonds(b)(j)(k)	5.00%	07/01/2018	15,210	15,741,894
Series 2016 A, Ref. Unlimited Tax GO Bonds(b)	5.00%	07/01/2037	15,605	18,368,177
Series 2016 A, Ref. Unlimited Tax GO Bonds(b)	5.00%	07/01/2038	15,985	18,774,223
Miami-Dade (County of) (Miami International Airport); Series 2008 A, Aviation RB (INS–AGC)(b)(c)(m)	5.25%	10/01/2033	16,500	17,276,490
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. Hospital RB(j)(k)	6.00%	08/01/2020	365	417,648
Series 2010, Ref. Hospital RB	6.00%	08/01/2030	135	149,699
Series 2010, Ref. Hospital RB(j)(k)	6.13%	08/01/2020	185	212,349
Series 2010, Ref. Hospital RB	6.13%	08/01/2042	65	72,090
Miami-Dade (County of) School Board;
Series 2008 B, COP(b)(j)(k)	5.25%	05/01/2018	5,000	5,149,500
Series 2008 B, COP(b)(j)(k)	5.25%	05/01/2018	10,000	10,299,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of);
Series 2009, Sub. Special Obligation CAB RB(h)	0.00%	10/01/2035	$12,000	$5,915,520
Series 2009, Sub. Special Obligation CAB RB(h)	0.00%	10/01/2042	42,215	14,919,203
Orange (County of) Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/2028	1,480	1,481,080
Orange (County of) Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/2031	3,320	3,326,607
Orange (County of) Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/2031	690	691,373
Orange (County of) Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/2031	180	180,358
Orange (County of) Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/2031	690	691,373
Orange (County of) Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/2031	265	265,527
Orlando (City of); Series 2014 A, Contract Tourist Development Tax Payments RB(b)(j)(k)	5.00%	05/01/2024	20,305	24,980,835
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB(p)	6.13%	05/01/2035	410	4
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	380	380,049
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	2,750	3,360,858
Pine Ridge Plantation Community Development District; Series 2006 A, Capital Improvement Special Assessment RB	5.40%	05/01/2037	1,410	1,229,464
Pinellas (County of) Educational Facilities Authority (Pinellas Preparatory Academy);
Series 2011 A, RB	6.13%	09/15/2021	400	425,572
Series 2011 A, RB	7.13%	09/15/2041	3,250	3,501,518
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(f)(g)	0.79%	11/01/2038	6,310	6,310,000
Port St. Lucie (City of) (Glassman Special Assessment District); Series 2003 C, Special Assessment RB	6.75%	07/01/2023	1,220	1,220,805
Reunion East Community Development District;
Series 2002 A-2, Special Assessment RB(n)	7.38%	05/01/2033	145	1
Series 2005, Special Assessment RB(e)	5.80%	05/01/2036	1,716	17
Series 2015-1, Special Assessment RB	6.60%	05/01/2033	155	160,729
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	2,145	2,209,672
Seminole (County of) Industrial Development Authority (Legacy Pointe at UCF); Series 2016 A, RB(i)	10.00%	12/28/2021	5,350	5,358,774
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB(i)	5.50%	10/01/2024	5,350	5,363,749
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2014 A, Ref. Health Care RB(e)	5.38%	01/01/2049	11,363	7,259,501
Series 2014 B, Ref. Sub. Health Care RB(e)	2.50%	01/01/2049	4,205	42
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB(j)(k)	6.00%	08/01/2020	4,000	4,563,320
St. Petersburg (City of) Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group);
Series 2009 A, Ref. RB(j)(k)	6.25%	11/15/2019	150	167,247
Series 2009 A, Ref. RB(j)(k)	6.50%	11/15/2019	1,000	1,120,420
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/2035	1,375	960,954
Stonegate Community Development District; Series 2008, Special Assessment RB	8.13%	05/01/2039	4,385	4,775,002
Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2016, Health Facility RB	5.00%	12/01/2055	6,000	6,483,360
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS–NATL)(b)(c)	6.00%	10/01/2029	13,440	18,281,491
Tampa-Hillsborough (County of) Expressway Authority; Series 2017, RB	5.00%	07/01/2047	10,000	11,643,100
Treeline Preserve Community Development District; Series 2007 A, Special Assessment RB(n)	6.80%	05/01/2039	4,895	1,468,598
				481,718,565

Georgia–1.12%
Americus (City of) & Sumter (County of) Hospital Authority (Magnolia Manor Obligated Group);
Series 2013 A, Ref. RB	6.25%	05/15/2033	3,950	4,382,091
Series 2013 A, Ref. RB	6.38%	05/15/2043	8,000	8,854,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB(j)(k)	7.38%	01/01/2019	$12,000	$13,037,400
Atlanta (City of); Series 2015, Ref. Water & Wastewater RB(b)	5.00%	11/01/2040	37,555	43,753,828
Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 A, Special Facilities RB	8.75%	06/01/2029	4,500	5,247,495
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.);
Series 2010, RAC	6.00%	09/01/2030	2,200	2,416,986
Series 2010, RAC	6.13%	09/01/2040	5,510	6,000,500
Marietta (City of) Developing Authority (Life University, Inc.); Series 2017 A, Ref. University Facilities RB(i)	5.00%	11/01/2047	8,480	8,971,416
Rockdale (County of) Development Authority (Visy Paper); Series 2007 A, RB(m)	6.13%	01/01/2034	9,615	9,636,153
				102,300,669

Hawaii–0.23%
Hawaii (State of) Department of Budget & Finance (15 Craigside);
Series 2009 A, Special Purpose Senior Living RB(j)(k)	8.75%	11/15/2019	795	916,508
Series 2009 A, Special Purpose Senior Living RB(j)(k)	9.00%	11/15/2019	6,530	7,670,138
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds(b)(j)(k)	5.25%	04/01/2019	12,000	12,832,560
				21,419,206

Idaho–0.42%
Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, Solid Waste Disposal RB (Acquired 11/03/2006; Cost $7,640,000)(e)(i)(l)(m)	7.50%	11/01/2024	7,640	76
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014 A, RB	8.00%	10/01/2044	10,440	11,249,413
Series 2014 A, RB	8.13%	10/01/2049	9,000	9,728,910
Series 2014 B-1, TEMPS-75SM RB	6.50%	10/01/2022	1,445	1,446,821
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2037	8,355	8,374,300
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.);
Series 2010 A, Non-profit Facilities RB	6.25%	07/01/2040	1,000	1,046,800
Series 2010 A, Non-profit Facilities RB	6.25%	07/01/2045	1,000	1,045,180
Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, Non-profit Facilities RB	6.00%	06/01/2038	750	761,812
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. Non-profit Facilities RB(i)	6.75%	07/01/2028	54	55,141
Series 2014 A, Ref. Non-profit Facilities RB(i)	6.75%	07/01/2036	526	534,162
Series 2014 A, Ref. Non-profit Facilities RB(i)	6.75%	07/01/2048	1,061	1,068,384
Series 2014 B, Ref. Non-profit Facilities CAB RB(h)(i)	0.00%	07/01/2049	9,112	944,199
Idaho (State of) Housing & Finance Association (Victory Charter School, Inc.); Series 2009 A, Non-profit Facilities RB(j)(k)	8.25%	07/02/2018	745	790,624
Idaho (State of) Housing & Finance Association; Series 2008 A, Non-profit Facilities RB(j)(k)	6.13%	07/02/2018	1,580	1,649,267
				38,695,089

Illinois–11.56%
Annawan (Village of) (Patriot Renewable Fuels, LLC); Series 2007, Tax Increment Allocation RB	5.63%	01/01/2018	560	558,718
Aurora (City of) (East River Area TIF No. 6); Series 2008 A, Tax Increment Allocation RB	6.75%	12/30/2027	1,860	1,926,625
Aurora (City of) (River City TIF No. 3); Series 2008 B, Tax Increment Allocation RB	6.50%	12/30/2023	2,590	2,699,531
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	5,000	5,007,750
Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/2027	2,000	2,000,140
Bolingbrook (Village of);
Series 2005, Sales Tax RB	6.00%	01/01/2026	4,500	4,492,260
Series 2005, Sales Tax RB	6.25%	01/01/2024	4,945	4,914,934
Bradley (Village of) (Bradley Commons); Series 2007, Tax Increment Allocation RB	6.10%	01/01/2027	2,250	2,265,998
Burbank (City of) (Intercultural Montessori Language School); Series 2015, Educational Facilities RB(i)	6.25%	09/01/2045	4,000	4,163,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of) (Asphalt Operating Services); Series 2010, Recovery Zone Facility RB	6.13%	12/01/2018	$2,970	$2,996,819
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	2,460	1,739,115
Chicago (City of) (Lakeshore East); Series 2003, Special Assessment Improvement RB	6.63%	12/01/2022	2,645	2,645,688
Chicago (City of) (O’Hare International Airport);
Series 2017 B, Ref. Sr. Lien General Airport RB	5.00%	01/01/2039	15,000	17,439,150
Series 2017 D, Sr. Lien General Airport RB(m)	5.00%	01/01/2042	10,000	11,398,700
Series 2017 D, Sr. Lien General Airport RB(m)	5.00%	01/01/2047	17,500	19,857,250
Series 2017 D, Sr. Lien General Airport RB(m)	5.00%	01/01/2052	8,450	9,508,362
Chicago (City of) Board of Education;
Series 2012 A, Unlimited Tax GO Bonds	5.00%	12/01/2042	2,455	2,398,707
Series 2013 A-2, Ref. Unlimited Tax GO Bonds	9.00%	03/01/2035	9,700	9,804,178
Series 2013 A-2, Ref. Unlimited Tax GO Bonds	9.00%	03/01/2035	4,200	4,245,108
Chicago (City of) Metropolitan Water Reclamation District;
Series 2015 A, Unlimited Tax GO Green Bonds(b)	5.00%	12/01/2044	31,000	34,604,680
Series 2016 C, Unlimited Tax GO Green Bonds(b)	5.00%	12/01/2045	19,750	22,339,423
Chicago (City of) Transit Authority; Series 2014, Sales Tax Receipts RB(b)	5.25%	12/01/2049	27,000	30,204,090
Chicago (City of);
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2034	2,645	2,894,847
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2032	2,150	2,367,451
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2033	3,000	3,293,370
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2034	2,160	2,364,034
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2037	6,075	6,588,581
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	2,500	2,727,850
Series 2007 F, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	10,640	11,609,730
Series 2007 G, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	375	409,178
Series 2007 G, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	400	431,980
Series 2009 C, Unlimited Tax GO Bonds	5.00%	01/01/2040	10,500	10,665,900
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	1,000	1,044,110
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2025	9,185	9,593,549
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2025	9,700	10,131,456
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2033	3,500	3,642,030
Series 2014, Second Lien Wastewater Transmission RB	5.00%	01/01/2044	16,755	18,052,340
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.25%	01/01/2033	3,250	3,480,750
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2034	4,440	4,859,402
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2035	2,000	2,182,280
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	65,150	75,377,247
Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/2040	7,250	7,675,502
East Dundee (Village of) (Route 25 South Redevelopment); Series 2012, Limited Obligation Tax Increment Allocation RB	5.63%	12/01/2031	1,530	1,533,565
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/2034	1,438	1,245,993
Hillside (Village of) (Mannheim Redevelopment);
Series 2008, Sr. Lien Tax Increment Allocation RB	6.55%	01/01/2020	430	441,808
Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/2028	8,000	8,213,280
Illinois (State of) Finance Authority (Christian Homes, Inc.);
Series 2007, Ref. RB	5.75%	05/15/2026	2,435	2,443,011
Series 2007, Ref. RB	5.75%	05/15/2031	1,745	1,750,095
Illinois (State of) Finance Authority (Clare Oaks);
Series 2012 A-1, RB	7.00%	11/15/2027	2,500	2,424,525
Series 2012 A-2, RB	7.00%	11/15/2027	2,460	2,459,803
Series 2012 B, Ref. Sub. RB	6.00%	11/15/2052	9,584	7,115,937
Series 2012 C-1, Ref. Sub. RB(h)	0.00%	11/15/2052	3,902	133,837
Series 2012 C-2, Ref. Sub. Conv. RB(r)	4.00%	11/15/2052	780	204,696
Series 2012 C-3, Ref. Sub. Conv. RB(r)	4.00%	11/15/2052	780	126,657

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Collegiate Housing Foundation — DeKalb II, LLC — Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/2043	$7,000	$7,690,130
Illinois (State of) Finance Authority (Friendship Village of Schaumburg);
Series 2005 A, RB	5.38%	02/15/2025	840	840,378
Series 2005 A, RB	5.63%	02/15/2037	9,625	9,625,962
Series 2010, RB	7.13%	02/15/2039	1,710	1,783,513
Series 2010, RB	7.25%	02/15/2045	8,900	9,288,129
Illinois (State of) Finance Authority (Greenfields of Geneva);
Series 2010 A, RB(e)	7.50%	02/15/2020	110	63,789
Series 2010 A, RB(e)	7.90%	02/15/2025	3,285	1,904,972
Series 2010 A, RB(e)	8.00%	02/15/2028	3,030	1,757,097
Series 2010 A, RB(e)	8.00%	02/15/2030	90	52,191
Series 2010 A, RB(e)	8.13%	02/15/2040	14,480	8,396,952
Series 2010 A, RB(e)	8.25%	02/15/2046	28,435	16,489,456
Illinois (State of) Finance Authority (Intrinsic Schools–Belmont School); Series 2015, Charter School RB(i)	6.00%	12/01/2045	3,715	3,796,953
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(f)(g)(i)	0.90%	08/01/2030	4,700	4,700,000
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	5.70%	08/15/2028	500	500,490
Series 2006 A, RB	6.00%	08/15/2026	3,560	3,565,091
Series 2006 A, RB	6.00%	08/15/2039	10,460	10,469,205
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.63%	05/15/2042	6,000	6,271,320
Series 2012, Ref. RB	5.75%	05/15/2046	1,500	1,573,425
Illinois (State of) Finance Authority (Montgomery Place);
Series 2017, Ref. RB	5.25%	05/15/2037	6,795	6,981,727
Series 2017, Ref. RB	5.25%	05/15/2048	11,770	11,890,525
Illinois (State of) Finance Authority (Navistar International); Series 2010, Recovery Zone Facility RB	6.50%	10/15/2040	9,000	9,528,210
Illinois (State of) Finance Authority (Norwegian American Hospital Inc.);
Series 2008, RB	7.63%	09/15/2028	3,300	3,467,739
Series 2008, RB	7.75%	09/15/2038	8,215	9,151,264
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016, RB	2.00%	05/15/2055	7,144	302,191
Series 2016 A, RB	6.20%	05/15/2030	103	100,691
Series 2016 A, RB	6.24%	05/15/2038	2,816	2,744,154
Series 2016 A, RB	6.33%	05/15/2048	12,165	11,818,906
Series 2016 A, RB	6.44%	05/15/2055	23,164	22,349,322
Series 2016 B, RB	5.63%	05/15/2020	6,322	6,285,811
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	7.00%	08/15/2043	12,210	13,375,200
Illinois (State of) Finance Authority (Plymouth Place);
Series 2013, Ref. RB	6.00%	05/15/2043	10,600	11,280,520
Series 2015, Ref. RB	5.25%	05/15/2050	6,660	6,846,347
Illinois (State of) Finance Authority (Provena Health);
Series 2009 A, RB(j)(k)	7.75%	08/15/2019	120	135,816
Series 2009 A, RB(j)(k)	7.75%	08/15/2019	12,680	14,351,224
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. Sr. Educational Facilities RB	6.00%	02/01/2034	750	794,918
Series 2014, Ref. Sr. Educational Facilities RB	6.13%	02/01/2045	1,500	1,582,320
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB(j)(k)	7.25%	11/01/2018	24,235	26,042,204
Illinois (State of) Finance Authority (Rush University Medical Center);
Series 2015 A, Ref. RB	5.00%	11/15/2038	5,000	5,563,150
Series 2015 B, Ref. RB	5.00%	11/15/2039	3,700	4,108,776

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers);
Series 2008, Ref. RB	5.50%	08/15/2030	$5,000	$5,139,700
Series 2009, RB(j)(k)	6.88%	08/15/2019	21,875	24,376,844
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2016 A, Ref. RB	5.00%	08/15/2032	500	556,820
Illinois (State of) Finance Authority (The Admiral at the Lake); Series 2010 A, RB	7.25%	05/15/2020	1,475	1,479,971
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.(The))(f)(g)	0.88%	01/01/2037	4,355	4,355,000
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.25%	02/15/2037	1,185	1,269,787
Series 2017, Ref. RB	5.25%	02/15/2047	2,750	2,909,528
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. Charter School RB	6.88%	10/01/2031	3,155	3,458,606
Series 2011, Ref. Charter School RB	7.13%	10/01/2041	1,000	1,101,180
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)	5.25%	10/01/2052	27,000	30,261,870
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	10,565	11,315,643
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	11,563,490
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee);
Series 2016 A, MFH RB(i)	5.45%	01/01/2046	2,500	2,359,575
Series 2016 A, MFH RB(i)	5.60%	01/01/2056	2,700	2,554,983
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, CAB Dedicated State Tax RB (INS–NATL)(c)(h)	0.00%	06/15/2034	25,000	12,668,750
Series 2010 A, Dedicated State Tax RB	5.50%	06/15/2050	59,670	61,576,456
Series 2010 B-2, Ref. RB	5.25%	06/15/2050	8,015	8,191,410
Series 2012, CAB RB(h)	0.00%	12/15/2050	35,755	5,470,157
Series 2012 A, RB	5.00%	06/15/2042	2,000	2,047,700
Series 2012 B, CAB RB(h)	0.00%	12/15/2051	13,165	1,901,421
Series 2015, CAB RB(h)	0.00%	12/15/2052	26,000	3,544,840
Illinois (State of) Real Estate Lease; Series 1998, Ctfs. RB (INS–ACA)(c)(i)	6.20%	06/15/2018	785	794,983
Illinois (State of) Toll Highway Authority; Series 2015 B, Sr. RB(b)	5.00%	01/01/2040	20,000	22,747,200
Illinois (State of) Toll Highway Authority; Series 2008 B, RB(j)(k)	5.50%	01/01/2018	29,000	29,459,360
Illinois (State of);
Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/2030	4,965	5,343,631
Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/2027	5,105	5,650,571
Series 2016, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2025	35,550	39,516,313
Series 2016, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2027	5,620	6,253,711
Series 2016, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2029	11,000	12,012,770
Series 2016, Unlimited Tax GO Bonds	5.00%	11/01/2028	10,700	11,704,195
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/2030	3,095	3,261,202
Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB (Acquired 09/14/2006; Cost $1,800,000)(i)(o)	2.88%	12/30/2025	1,800	683,928
Pingree Grove (Village of) (Cambridge Lakes Learning Center);
Series 2007, RB	6.00%	06/01/2036	4,520	4,530,667
Series 2011, RB	8.50%	06/01/2041	3,290	3,617,552
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB(n)	5.80%	03/01/2037	5,615	280,806
Railsplitter Tobacco Settlement Authority; Series 2010, RB	6.00%	06/01/2028	17,050	19,449,105
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.);
Series 2006, Senior Care Facilities RB	5.50%	12/01/2026	800	750,496
Series 2006, Senior Care Facilities RB	5.85%	12/01/2036	3,000	2,730,600
St. Charles (City of) (Zylstra); Series 2008, Sr. Lien Limited Incremental Sales Tax RB(j)(k)	6.95%	01/01/2018	1,010	1,030,665
St. Charles (City of) Special Service Area No. 21; Series 1998, RB	6.63%	03/01/2028	1,375	1,343,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
United City of Yorkville (City of) (Storm Water/Water Improvement);
Series 2007, Business District RB(o)	3.90%	01/01/2026	$3,045	$1,825,660
Series 2007, Business District RB(o)	3.90%	01/01/2027	285	170,880
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB(e)	6.25%	03/01/2035	5,408	2,433,708
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/2028	3,755	3,769,156
Upper Illinois River Valley Development Authority (Living Springs McHenry Supportive Living Facility); Series 2007, MFH RB(m)	6.10%	12/01/2041	3,700	3,750,320
Upper Illinois River Valley Development Authority (Pleasant View Luther Home);
Series 2010, RB	7.00%	11/15/2030	2,000	2,098,440
Series 2010, RB	7.25%	11/15/2040	3,200	3,357,376
Series 2010, RB	7.38%	11/15/2045	1,700	1,780,886
Series 2012, RB	6.00%	05/15/2042	6,205	6,424,347
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(m)	7.00%	12/01/2042	2,880	2,949,293
				1,059,990,215

Indiana–1.82%
Allen (County of) Economic Development (StoryPoint Fort Wayne);
Series 2017, RB(i)	6.63%	01/15/2034	625	662,288
Series 2017, RB(i)	6.75%	01/15/2043	1,625	1,721,411
Series 2017, RB(i)	6.88%	01/15/2052	1,850	1,959,280
Carmel (City of) (Barrington Carmel);
Series 2012 A, RB	7.00%	11/15/2027	1,550	1,704,225
Series 2012 A, RB	7.00%	11/15/2032	2,980	3,255,024
Series 2012 A, RB	7.13%	11/15/2042	12,200	13,336,674
Series 2012 A, RB	7.13%	11/15/2047	9,940	10,842,453
Chestertown (Town of) (Storypoint Chesterton); Series 2016 A-1, Economic Development RB(i)	6.38%	01/15/2051	3,000	3,042,570
Crown Point (City of) (Wittenberg Village);
Series 2009 A, Economic Development RB	8.00%	11/15/2029	3,100	3,344,869
Series 2009 A, Economic Development RB	8.00%	11/15/2039	9,250	9,919,607
Indiana (State of) Finance Authority (Baptist Healthcare System Obligated Group); Series 2017 A, Health Facilities RB	5.00%	08/15/2051	10,000	11,021,700
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. Hospital RB(b)	5.00%	12/01/2040	15,750	18,042,098
Indiana (State of) Finance Authority (Irvington Community School);
Series 2009 A, Educational Facilities RB	7.75%	07/01/2023	880	881,487
Series 2009 A, Educational Facilities RB	8.00%	07/01/2029	1,385	1,367,106
Series 2009 A, Educational Facilities RB	9.00%	07/01/2039	3,575	3,592,661
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB(m)	5.25%	01/01/2051	37,790	41,001,016
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	7,145	7,281,112
Indiana (State of) Finance Authority (Republic Services, Inc.); Series 2012, Economic Development Variable Rate RB(j)(m)(q)	1.20%	09/01/2017	2,000	2,000,000
Indianapolis (City of) (Ritter Affordable Assisted Living); Series 2014, MFH RB	6.90%	12/01/2033	5,500	5,352,820
Valparaiso (City of) (Pratt Paper, LLC);
Series 2013, Exempt Facilities RB(m)	6.75%	01/01/2034	10,785	12,837,601
Series 2013, Exempt Facilities RB(m)	7.00%	01/01/2044	11,000	13,214,300
				166,380,302

Iowa–3.04%
Altoona (City of);
Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB(j)(k)	6.00%	06/01/2018	1,250	1,299,388
Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB(j)(k)	6.00%	06/01/2018	5,000	5,197,550
Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB(j)(k)	6.00%	06/01/2018	5,500	5,717,305

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB(j)(k)	5.25%	06/15/2020	$1,250	$1,395,063
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB(s)	7.25%	06/01/2035	5,755	6,318,645
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	15,260	15,593,889
Series 2013, Midwestern Disaster Area RB	5.25%	12/01/2025	52,950	56,619,964
Series 2013, Midwestern Disaster Area RB	5.50%	12/01/2022	29,210	29,832,465
Series 2013, Midwestern Disaster Area RB(i)	5.88%	12/01/2026	2,420	2,532,651
Series 2013, Midwestern Disaster Area RB(i)	5.88%	12/01/2027	10,330	10,732,767
Iowa (State of) Finance Authority (Madrid Home);
Series 2007, Ref. Health Care Facility RB	5.75%	11/15/2024	1,000	1,002,090
Series 2007, Ref. Health Care Facility RB	5.80%	11/15/2029	1,930	1,931,795
Series 2007, Ref. Health Care Facility RB	5.90%	11/15/2037	2,750	2,751,622
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, Asset-Backed RB	5.60%	06/01/2034	31,350	31,542,802
Series 2005 C, Asset-Backed RB	5.50%	06/01/2042	23,435	23,481,870
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	33,390	33,490,170
Series 2005 D, Asset-Backed CAB RB(h)	0.00%	06/01/2046	181,600	26,593,504
Series 2005 E, Asset-Backed CAB RB(h)	0.00%	06/01/2046	225,990	22,483,745
				278,517,285

Kansas–0.50%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.75%	11/15/2038	1,900	2,082,761
Lenexa (City of) (Lakeview Village, Inc.);
Series 2009, Health Care Facilities RB(j)(k)	7.13%	05/15/2019	500	551,835
Series 2009, Health Care Facilities RB(j)(k)	7.25%	05/15/2019	1,500	1,658,670
Olathe (City of) (Aberdeen Village, Inc.);
Series 2005, Ref. Senior Living Facility RB	6.13%	05/15/2030	1,000	1,000,990
Series 2005 A, Ref. Senior Living Facility RB	5.60%	05/15/2028	1,500	1,501,005
Olathe (City of) (West Village Center);
Series 2007, Special Obligation Tax Increment Allocation RB	5.45%	09/01/2022	3,315	3,073,403
Series 2007, Special Obligation Tax Increment Allocation RB	5.50%	09/01/2026	2,835	2,494,091
Roeland Park (City of) (Roeland Park Redevelopment, LLC); Series 2005, Special Obligation Tax Increment Allocation RB	5.75%	08/01/2024	135	132,760
Roeland Park (City of) (TDD No. 1);
Series 2005, Transportation Development District Sales Tax RB(o)	4.03%	12/01/2025	445	212,505
Series 2006 A, Transportation Development District Sales Tax RB	5.88%	12/01/2025	835	398,746
Roeland Park (City of) (TDD No. 2); Series 2006 B, Transportation Development District Sales Tax RB(o)	4.11%	12/01/2025	1,000	601,290
Wichita (City of) (Larksfield Place);
Series 2013 III, Ref. & Healthcare Facilities Improvement RB	7.13%	12/15/2036	1,000	1,105,700
Series 2013 III, Ref. Health Care Facilities & Improvement RB	7.38%	12/15/2043	5,000	5,490,800
Wichita (City of) (Presbyterian Manors, Inc.);
Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	5,000	5,366,650
Series 2013 IV-A, Health Care Facilities RB	6.50%	05/15/2048	14,000	15,092,000
Series 2014 IV-A, Health Care Facilities RB	5.63%	05/15/2044	1,850	1,960,945
Series 2014 IV-A, Health Care Facilities RB	5.63%	05/15/2049	2,750	2,909,445
				45,633,596

Kentucky–1.13%
Christian (County of) (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. Hospital RB	5.38%	02/01/2036	13,245	14,609,765
Series 2016, Ref. Hospital RB	5.50%	02/01/2044	11,000	12,119,360

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II);
Series 2011, RB(j)(k)	7.00%	05/15/2021	$2,500	$3,032,625
Series 2011, RB(j)(k)	7.25%	05/15/2021	3,050	3,727,405
Series 2011, RB(j)(k)	7.38%	05/15/2021	1,000	1,226,620
Kentucky (State of) Economic Development Finance Authority (Masonic Homes of Kent); Series 2012, Ref. Health Care Facilities RB	5.38%	11/15/2032	1,600	1,686,592
Kentucky (State of) Economic Development Finance Authority (Norton Healthcare, Inc.); Series 2000 B, Health System RB (INS–NATL)(c)(h)	0.00%	10/01/2026	13,930	10,695,593
Kentucky (State of) Economic Development Finance Authority (Norton Healthcare, Inc.); Series 2000 B, Health System RB (INS–NATL)(c)(h)	0.00%	10/01/2027	12,955	9,542,653
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2041	4,000	4,374,160
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB(j)(k)	6.50%	06/01/2020	8,000	9,181,760
Kentucky (State of) Economic Development Finance Authority (Republic Services, Inc.); Series 2010 A, Ref. Solid Waste Disposal Variable Rate RB(j)(m)(q)	1.15%	09/01/2017	5,000	5,000,000
Kentucky (State of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. Health Care Facilities RB	5.75%	11/15/2045	3,350	3,442,225
Series 2015, Ref. Health Care Facilities RB	5.75%	11/15/2050	2,650	2,700,032
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, First Tier Toll Conv. CAB RB(d)	6.60%	07/01/2039	10,000	8,769,000
Series 2013 C, First Tier Toll Conv. CAB RB(d)	6.75%	07/01/2043	5,000	4,384,350
Series 2013 C, First Tier Toll Conv. CAB RB(d)	6.88%	07/01/2046	8,000	7,045,040
Louisville (City of) & Jefferson (County of) Metropolitan Government (Bellarmie University Inc.); Series 2009, College Improvement RB	6.13%	05/01/2039	1,820	1,923,431
				103,460,611

Louisiana–1.09%
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS–Connie Lee)(c)	6.50%	12/01/2018	1,705	1,720,072
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.);
Series 2009 A, RB	6.50%	08/01/2029	3,560	4,029,706
Series 2010 A-1, RB	6.50%	11/01/2035	9,245	10,486,141
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/2030	2,250	2,468,543
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,482,506
Series 2015 A, Ref. RB	6.25%	11/15/2045	8,985	9,789,337
Louisiana (State of) Public Facilities Authority (Belle Chasse Educational Foundation); Series 2011, RB	6.75%	05/01/2041	3,000	3,326,040
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB(i)	6.38%	12/01/2034	28,250	29,875,223
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/1998; Cost $477,454)(i)	5.75%	10/30/2018	477	480,572
New Orleans (City of) Aviation Board (North Terminal); Series 2017 B, General Airport RB(b)(m)	5.00%	01/01/2048	17,750	20,186,720
New Orleans (City of) Aviation Board; Series 2009 A-2, Ref. & Restructuring General Airport RB(j)(k)	6.00%	01/01/2019	3,000	3,204,780
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	10,000	9,999,200
				100,048,840

Maine–0.49%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System);
Series 2016 A, RB	5.00%	07/01/2041	5,000	5,206,150
Series 2016 A, RB	5.00%	07/01/2046	3,705	3,838,565

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine–(continued)
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB	5.00%	07/01/2043	$16,300	$16,933,418
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center);
Series 2011, RB	6.75%	07/01/2036	3,425	3,762,808
Series 2011, RB	6.75%	07/01/2041	11,505	12,575,540
Series 2011, RB	7.50%	07/01/2032	2,500	2,841,225
				45,157,706

Maryland–1.22%
Anne Arundel (County of) (National Business Park-North);
Series 2010, Special Obligation Tax Allocation RB	5.63%	07/01/2025	915	943,713
Series 2010, Special Obligation Tax Allocation RB	6.10%	07/01/2040	3,250	3,352,765
Anne Arundel (County of) (The Villages at Two Rivers); Series 2014, Special Tax RB	5.25%	07/01/2044	2,145	2,180,907
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB(j)(k)	7.00%	09/01/2018	15,605	16,559,090
Baltimore (City of);
Series 2017, Ref. Convention Center Hotel RB	5.00%	09/01/2042	4,000	4,575,200
Series 2017, Ref. Convention Center Hotel RB	5.00%	09/01/2046	3,500	3,987,305
Brunswick (City of) (Brunswick Crossing); Series 2006, Special Obligation Tax RB	5.50%	07/01/2036	18,982	18,985,037
Frederick (County of) (Jefferson Technology Park);
Series 2013 A, Special Tax RB	7.25%	07/01/2043	3,625	3,910,759
Series 2013 B, Tax Increment & Special Tax RB	7.13%	07/01/2043	5,285	5,823,700
Frederick (County of) (Urbana Community Development Authority); Series 2010 B, Sub. Special Obligation Tax RB	5.50%	07/01/2040	8,370	8,662,699
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/2040	6,000	6,064,140
Howard (County of) (Annapolis Junction Town Center);
Series 2014, Special Obligation Tax Allocation Bonds	5.80%	02/15/2034	720	743,774
Series 2014, Special Obligation Tax Allocation Bonds	6.10%	02/15/2044	1,420	1,471,106
Howard (County of) (Vantage House Facility); Series 2016, Ref. Retirement Community RB	5.00%	04/01/2046	2,710	2,780,460
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/2036	1,500	1,687,770
Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community);
Series 2007 A, RB	5.25%	01/01/2027	4,475	4,475,671
Series 2007 A, RB	5.30%	01/01/2037	1,750	1,747,760
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–TD Bank, N.A)(f)(g)	0.80%	04/01/2035	2,735	2,735,000
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB(j)(k)	6.00%	01/01/2018	14,000	14,244,020
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC);
Series 1999, Air Cargo RB(m)	6.50%	07/01/2024	4,135	4,144,180
Series 2003, Ref. Air Cargo RB(m)	7.34%	07/01/2024	905	907,534
Salisbury (City of) (Villages at Salisbury Lake); Series 2015, CAB TAN(h)	0.00%	01/01/2037	12,198	1,451,373
				111,433,963

Massachusetts–1.91%
Massachusetts (State of) Development Finance Agency (Covanta Energy); Series 2012, Ref. Resource Recovery RB(i)(m)	5.25%	11/01/2042	21,875	21,908,031
Massachusetts (State of) Development Finance Agency (Criterion Child Enrichment); Series 2003, RB	6.75%	01/01/2034	4,925	4,928,447
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.50%	01/01/2035	500	500,530
Massachusetts (State of) Development Finance Agency (GF/Pilgrim, Inc.); Series 1998, First Mortgage RB	6.75%	10/01/2028	3,685	3,687,469
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB(b)(j)(k)	5.50%	11/15/2018	23,660	25,014,062

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2011 A-1, RB	6.25%	11/15/2017	$135	$135,309
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(b)	5.50%	07/01/2032	5,015	6,839,908
Massachusetts (State of) Development Finance Agency (Sabis International Charter School);
Series 2009 A, RB(j)(k)	6.85%	10/15/2019	745	837,574
Series 2009 A, RB(j)(k)	6.90%	10/15/2019	895	1,007,117
Series 2009 A, RB(j)(k)	8.00%	10/15/2019	1,000	1,148,010
Series 2009 A, RB(j)(k)	8.00%	10/15/2019	4,850	5,567,848
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	6.75%	01/01/2036	1,000	1,140,230
Series 2011 I, RB	6.88%	01/01/2041	4,610	5,263,698
Massachusetts (State of) Development Finance Agency (Whitney Academy); Series 2000, RB	7.50%	09/01/2030	2,190	2,193,044
Massachusetts (State of) Port Authority (Delta Air Lines Inc.); Series 2001 C, Special Facilities Variable Rate RB (INS–AMBAC)(c)(m)(t)	2.05%	01/01/2031	8,000	7,360,000
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS–AMBAC)(b)(c)	5.50%	08/01/2030	32,040	42,975,893
University of Massachusetts Building Authority; Sr. Series 2017 1, RB(b)	5.25%	11/01/2047	36,580	44,677,715
				175,184,885

Michigan–1.66%
Charyl Stockwell Academy;
Series 2015, Public School Academy Ref. RB	5.50%	10/01/2035	2,740	2,778,333
Series 2015, Public School Academy Ref. RB	5.75%	10/01/2045	3,500	3,564,960
Dearborn Economic Development Corp. (Henry Ford Village, Inc.);
Series 2008, Ref. Limited Obligation RB	7.00%	11/15/2028	5,500	5,394,510
Series 2008, Ref. Limited Obligation RB	7.13%	11/15/2043	7,700	7,288,127
Detroit (City of) Water and Sewerage Department; Series 2012 A, Ref. Sr. Lien Sewage Disposal System RB	5.00%	07/01/2032	12,725	14,078,940
Detroit Community High School;
Series 2005, Public School Academy RB	5.65%	11/01/2025	1,020	693,753
Series 2005, Public School Academy RB	5.75%	11/01/2030	1,000	648,880
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,590	1,375,938
Kentwood Economic Development Corp. (Holland Home);
Series 2012, Ref. Limited Obligation RB	5.63%	11/15/2032	3,500	3,769,500
Series 2012, Ref. Limited Obligation RB	5.63%	11/15/2041	4,160	4,436,058
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-2, Ref. Local Government Loan Program RB(m)	5.00%	07/01/2044	5,125	5,489,797
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2031	7,000	7,932,890
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2032	4,000	4,525,120
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2034	8,700	9,773,232
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	28,000	31,632,440
Michigan (State of) Finance Authority (Public School Academy — Cesar Chavez Academy); Series 2012, Ref. Limited Obligation RB	5.75%	02/01/2033	4,750	4,866,375
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.);
Series 2016, Limited Obligation RB(i)	5.00%	07/01/2036	1,970	1,932,176
Series 2016, Limited Obligation RB(i)	5.00%	07/01/2046	1,000	968,770
Series 2016, Limited Obligation RB(i)	5.00%	07/01/2051	2,000	1,924,140
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB(m)	7.50%	01/01/2021	1,695	1,667,694
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	15,000	14,894,250
Oakland University Board of Trustees; Series 2008, Ref. General VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)(g)	0.81%	03/01/2031	1,000	1,000,000
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	5,500	5,637,445
Star International Academy; Series 2012, Ref. Public School Academy RB	5.00%	03/01/2033	3,100	3,220,652

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.);
Series 2016 A, Ref. Limited Obligation RB(i)	5.00%	07/01/2036	$4,550	$4,462,640
Series 2016 A, Ref. Limited Obligation RB(i)	5.00%	07/01/2046	2,000	1,937,540
Series 2016 A, Ref. Limited Obligation RB(i)	5.00%	07/01/2051	750	721,552
Wayne Charter County Economic Development Corp. (Rivers of Grosse Point); Series 2013, First Mortgage RB	7.88%	12/01/2043	4,000	2,938,800
Wenonah Park Properties, Inc. (Bay City Hotel);
Series 2002, RB(o)	3.75%	04/01/2033	11,620	2,119,604
Series 2002, RB(o)	3.94%	04/01/2022	3,485	635,699
				152,309,815

Minnesota–1.46%
Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB(j)(k)	7.00%	11/01/2019	4,070	4,623,927
Anoka (City of) Minnesota (Homestead at Anoka, Inc.);
Series 2017, Ref. Housing RB	5.00%	11/01/2046	1,500	1,528,650
Series 2017, Ref. Housing RB	5.50%	11/01/2046	3,700	3,970,840
Anoka (County of) Housing & Redevelopment Authority (Fridley Medical Center);
Series 2010 A, RB	6.63%	05/01/2030	500	522,875
Series 2010 A, RB	6.88%	05/01/2040	1,000	1,045,310
Apple Valley (City of) (Ecumen-Seasons at Apple Valley); Series 2010, Housing & Health Care RB	6.75%	03/01/2040	2,500	2,588,875
Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC);
Series 2010, Recovery Zone Facility RB	6.75%	12/01/2018	1,755	1,778,026
Series 2010, Recovery Zone Facility RB	8.00%	12/01/2025	1,625	1,695,135
Series 2010, Recovery Zone Facility RB	9.00%	12/01/2035	11,500	12,153,775
Brooklyn Park (City of) (Athlos Leadership Academy);
Series 2015, Charter School Lease RB	5.50%	07/01/2035	665	678,506
Series 2015, Charter School Lease RB	5.50%	07/01/2040	1,500	1,519,875
Series 2015, Charter School Lease RB	5.75%	07/01/2046	2,800	2,851,128
Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/2036	2,000	1,976,880
Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB(j)(k)	7.00%	08/01/2018	18,000	19,002,420
Maplewood (City of) (Ecumen Headquarters & The Seasons at Maplewood); Series 2010, Housing & Health Care RB	6.38%	03/01/2040	1,045	1,057,164
Minneapolis (City of) (Riverton Community Housing); Series 2014, Ref. RB	5.50%	08/01/2049	6,500	6,732,830
Oak Park Heights (City of) (Oakgreen Commons);
Series 2010, Housing RB	6.75%	08/01/2031	1,500	1,595,640
Series 2010, Housing RB	7.00%	08/01/2045	3,000	3,186,690
Perham (City of) Hospital District (Perham Memorial Hospital & Home); Series 2010, Health Care Facilities RB	6.35%	03/01/2035	2,000	2,104,440
Rochester (City of) (Homestead at Rochester, Inc.); Series 2013 A, Health Care & Housing RB	6.88%	12/01/2048	6,000	6,695,100
Rochester (City of) (Samaritan Bethany, Inc.);
Series 2009 A, Ref. Health Care & Housing RB(j)(k)	7.38%	12/01/2019	2,000	2,140,800
Series 2009 B, Ref. Health Care & Housing RB(j)(k)	7.38%	12/01/2019	1,555	1,667,582
Sartell (City of) (Country Manor Campus LLC);
Series 2010 A, Health Care Facilities RB	6.25%	09/01/2036	925	926,646
Series 2013, Health Care & Housing Facilities RB	5.38%	09/01/2043	5,000	5,221,150
St. Paul (City of) (Presbyterian Homes Bloomington);
Series 2017, Ref. Sr. Housing & Health Care RB	4.13%	09/01/2034	420	419,588
Series 2017, Ref. Sr. Housing & Health Care RB	4.13%	09/01/2035	350	348,674
Series 2017, Ref. Sr. Housing & Health Care RB	4.20%	09/01/2036	275	274,854
Series 2017, Ref. Sr. Housing & Health Care RB	4.25%	09/01/2037	300	297,483
Series 2017, Ref. Sr. Housing & Health Care RB	5.00%	09/01/2042	500	523,925
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens);
Series 2010, Ref. Tax Increment Allocation RB	5.63%	03/01/2020	455	474,793
Series 2010, Ref. Tax Increment Allocation RB	6.50%	03/01/2029	915	951,380

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of) Housing & Redevelopment Authority (High School for Recording Arts);
Series 2015, Charter School Lease RB	6.00%	10/01/2035	$2,695	$2,739,656
Series 2015, Charter School Lease RB	6.25%	10/01/2045	4,275	4,353,361
St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy); Series 2012 A, Charter School Lease RB	5.50%	09/01/2043	5,000	5,091,700
St. Paul (City of) Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2016, Ref. Charter School Lease RB	5.75%	09/01/2046	1,000	1,047,180
Series 2016, Ref. Charter School Lease RB	6.00%	09/01/2051	3,550	3,754,693
St. Paul (City of) Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. MFH RB	5.38%	05/01/2043	5,000	5,002,900
St. Paul (City of) Housing & Redevelopment Authority (Nova Classical Academy);
Series 2011 A, Charter School Lease RB	6.38%	09/01/2031	1,000	1,105,660
Series 2011 A, Charter School Lease RB(j)(k)	6.63%	09/01/2021	1,500	1,816,320
Vadnais Heights (City of) (Agriculture & Food Sciences Academy);
Series 2004 A, Lease RB	6.38%	12/01/2024	1,900	1,519,886
Series 2004 A, Lease RB	6.60%	12/01/2034	5,275	4,175,479
Wayzata (City of) (Folkestone Senior Living Community);
Series 2012 A, Senior Housing RB	5.75%	11/01/2039	3,000	3,196,200
Series 2012 A, Senior Housing RB	6.00%	05/01/2047	7,500	7,976,250
West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB	7.00%	09/01/2046	1,530	1,583,443
				133,917,689

Mississippi–0.19%
Jackson (County of) Mississippi (Chevron U.S.A. Inc.); Series 1993, Ref. VRD Port Facility RB(f)	0.82%	06/01/2023	17,330	17,330,000

Missouri–1.51%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood);
Series 2002, RB(e)	7.00%	05/01/2022	1,750	1,365,000
Series 2002, RB	7.20%	05/01/2033	5,250	4,108,702
Arnold (City of) (Arnold Triangle Redevelopment Project);
Series 2009 A, Real Property Tax Increment Allocation RB(j)(k)	7.75%	11/01/2018	505	545,047
Series 2009 B, Sales Tax Increment Allocation RB(j)(k)	6.50%	11/01/2018	995	1,059,745
Arnold Retail Corridor Transportation Development District; Series 2010, Transportation Sales Tax RB	6.65%	05/01/2038	2,000	2,058,060
Ballwin (City of) (Ballwin Town Center); Series 2002 A, Ref. & Improvement Tax Increment Allocation RB	6.50%	10/01/2022	3,600	2,739,312
Branson (City of) Industrial Development Authority (Branson Landing-Retail); Series 2005, Tax Increment Allocation RB	5.25%	06/01/2021	505	503,106
Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, Special Assessment RB	5.50%	04/01/2022	3,170	1,585,032
Series 2007 A, Special Assessment RB	5.50%	04/01/2027	6,055	3,027,561
Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2011 A, Ref. & Improvement Senior Housing RB(j)(k)	6.38%	05/01/2018	3,400	3,524,474
Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB	5.50%	04/01/2021	835	703,638
Dardenne Town Square Transportation Development District; Series 2006 A, Transportation Sales Tax RB(o)	3.75%	05/01/2036	3,190	654,014
Grandview (City of) Industrial Development Authority (Grandview Crossing); Series 2006, Tax Increment Allocation RB(o)	2.00%	12/01/2028	1,250	225,000
Grundy (County of) Industrial Development Authority (Wright Memorial Hospital);
Series 2009, Health Facilities RB	6.45%	09/01/2029	1,000	1,063,950
Series 2009, Health Facilities RB	6.75%	09/01/2034	1,250	1,330,062
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/2026	1,260	1,264,234
Kansas City (City of) Industrial Development Authority (Brentwood Manor Apartments); Series 2002 B, MFH RB(m)	5.25%	10/15/2038	2,140	1,970,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Kansas City (City of) Industrial Development Authority (Northwoods Apartments); Series 2004 A, MFH RB(m)	6.45%	05/01/2040	$2,003	$2,004,542
Kansas City (City of) Industrial Development Authority (Walnut Grove Apartments);
Series 2000 B, MFH RB(m)	7.55%	06/15/2022	585	585,948
Series 2000 B, MFH RB(m)	7.55%	06/15/2035	3,430	3,435,248
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights);
Series 2010 A, Retirement Community RB(j)(k)	8.00%	05/15/2020	7,000	8,282,890
Series 2010 A, Retirement Community RB(j)(k)	8.25%	05/15/2020	3,500	4,164,685
Series 2010 A, Retirement Community RB(j)(k)	8.25%	05/15/2020	22,000	26,178,020
Series 2017, Ref. Retirement Community RB	5.25%	05/15/2037	2,285	2,420,249
Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	5,000	5,255,750
Liberty (City of) (Liberty Commons); Series 2015 A, Tax Allocation RB(i)	6.00%	06/01/2046	6,170	6,209,179
Manchester (City of) (Highway 141/Manchester Road);
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/2025	335	341,653
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.88%	11/01/2039	1,500	1,546,680
Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax Increment RB	5.75%	11/01/2026	1,350	1,351,768
Missouri (State of) Health & Educational Facilities Authority (Washington University);
Series 2011 A, RB(b)	5.00%	11/15/2041	6,210	7,014,319
Series 2011 B, RB(b)	5.00%	11/15/2037	10,500	11,859,960
Platte (County of) Industrial Development Authority (Zona Rosa Phase II Retail); Series 2007, Transportation RB(j)(k)	6.85%	04/01/2018	2,800	2,885,568
St. Joseph (City of) Industrial Development Authority (Living Community of St. Joseph); Series 2002, Health Care RB	7.00%	08/15/2032	6,535	6,539,444
St. Joseph (City of) Industrial Development Authority (The Shoppes at North Village);
Series 2005 A, Tax Increment Allocation RB	5.50%	11/01/2027	750	750,547
Series 2005 B, Tax Increment Allocation RB	5.50%	11/01/2027	1,000	1,001,410
St. Louis (County of) Industrial Development Authority (Friendship Village Chesterfield); Series 2012, Senior Living Facilities RB	5.00%	09/01/2042	3,000	3,085,440
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation Improvement RB	6.38%	12/01/2025	3,490	3,584,823
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB(j)(k)	6.38%	12/01/2017	3,770	3,823,609
Series 2007 A, Senior Living Facilities RB(j)(k)	6.38%	12/01/2017	8,030	8,144,187
				138,193,561

Montana–0.04%
Kalispell (City of) (Immanuel Lutheran Corp.); Series 2017, Ref. Housing & Healthcare Facilities RB	5.25%	05/15/2037	1,000	1,059,190
Kalispell (City of) (Immanuel Lutheran Corp.); Series 2017, Ref. Housing & Healthcare Facilities RB	5.25%	05/15/2052	2,320	2,421,987
				3,481,177

Multiple States–0.15%
Non-Profit Preferred Funding Trust I;
Series 2006 A-1, Variable Rate RB(i)(q)	4.22%	09/15/2037	5,000	342,414
Series 2006 A-2A, RB(i)	4.38%	09/15/2037	1,700	116,421
Series 2006 C, RB(i)	4.72%	09/15/2037	3,000	2,772,000
Series 2007 A-2-G, RB(i)	4.29%	09/15/2037	13,465	922,122
Series 2007 A-2-L, RB(Acquired 08/05/2014; Cost $18,103,094)(i)	4.24%	09/15/2037	44,302	3,033,927
Series 2007 A-2-T, RB(Acquired 08/05/2014-02/08/2016; Cost $13,125,502)(i)	4.37%	09/15/2037	37,335	2,556,807
Series 2007 A-2-Z, RB(i)	4.64%	09/15/2037	58,200	3,985,702
				13,729,393

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–0.39%
Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2042	$21,715	$23,707,134
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center);
Series 2010 B, Health Care Facilities RB	6.50%	06/01/2030	5,000	5,486,600
Series 2010 B, Health Care Facilities RB	6.75%	06/01/2035	6,000	6,612,720
				35,806,454

Nevada–0.36%
Clark (County of) (Homestead Boulder City); Series 1997, Assisted Living Facility RB	6.50%	12/01/2027	3,805	3,810,251
Clark (County of) (Special Improvement District No. 159); Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2035	1,000	1,040,390
Las Vegas (City of) Nevada; Series 2016, Sales Tax Increment RB(i)	4.38%	06/15/2035	4,000	3,775,040
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB(j)(k)	8.00%	06/15/2019	10,300	11,583,483
Las Vegas (City of) Valley Water District; Series 2016 A, Ref. & Improvement Limited Tax GO Bonds(b)	5.00%	06/01/2046	9,665	11,255,666
Sparks (City of) (Local Improvement District No. 3 — Legends at Sparks Marina);
Series 2008, Special Assessment Limited Obligation Improvement RB(j)(k)	6.50%	09/01/2018	240	249,758
Series 2008, Special Assessment Limited Obligation Improvement RB(j)(k)	6.75%	09/01/2018	1,395	1,476,733
				33,191,321

New Hampshire–0.14%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB(j)(k)	6.88%	10/01/2019	8,805	9,868,820
New Hampshire (State of) Health & Education Facilities Authority (Rivermead);
Series 2011 A, RB	6.63%	07/01/2031	620	691,895
Series 2011 A, RB	6.88%	07/01/2041	2,125	2,382,317
				12,943,032

New Jersey–6.16%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB(m)	5.25%	09/15/2029	21,000	22,892,730
Series 2000 B, Special Facility RB(m)	5.63%	11/15/2030	20,000	22,625,000
Series 2003, Special Facility RB(m)	5.50%	06/01/2033	16,480	18,340,427
Series 2012, Special Facility RB(m)	5.75%	09/15/2027	34,325	37,880,727
New Jersey (State of) Economic Development Authority (Cranes Mill);
Series 2008, First Mortgage RB	5.88%	07/01/2028	500	508,505
Series 2008, First Mortgage RB	6.00%	07/01/2038	1,500	1,522,275
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology Inc.);
Series 2012 A, RB	6.00%	07/01/2032	650	656,988
Series 2012 A, RB	6.10%	07/01/2044	2,050	2,059,143
Series 2012 C, RB	5.30%	07/01/2044	3,000	2,706,630
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB(m)	5.38%	01/01/2043	24,860	27,817,097
Series 2013, Private Activity RB(m)	5.63%	01/01/2052	22,695	25,561,832
New Jersey (State of) Economic Development Authority;
Series 2015 XX, Ref. RB	5.25%	06/15/2027	10,000	11,281,400
Series 2017 B, Ref. RB	5.00%	11/01/2024	27,780	31,362,787
Series 2017 B, Ref. RB	5.00%	11/01/2026	23,695	26,817,527
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB(j)(k)	6.63%	07/01/2018	10,000	10,483,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, CAB Transportation System RB (INS–AGM)(c)(h)	0.00%	12/15/2034	$8,000	$3,999,760
Series 2006 C, CAB Transportation System RB (INS–NATL)(c)(h)	0.00%	12/15/2031	16,780	9,541,779
Series 2009 A, Transportation System CAB RB(h)	0.00%	12/15/2038	63,105	23,277,541
Series 2010 A, Transportation System CAB RB(h)	0.00%	12/15/2029	2,110	1,245,364
Series 2010 A, Transportation System CAB RB(h)	0.00%	12/15/2030	8,620	4,829,269
Series 2010 A, Transportation System CAB RB(h)	0.00%	12/15/2031	10,965	5,846,428
Series 2010 A, Transportation System CAB RB(h)	0.00%	12/15/2036	45,555	18,699,416
Series 2011 A, Transportation System RB	5.50%	06/15/2041	12,600	13,421,772
Series 2011 B, Transportation System RB	5.00%	06/15/2042	9,225	9,634,867
Series 2012 AA, Transportation Program RB	5.00%	06/15/2038	9,000	9,524,880
Series 2013 AA, Transportation Program RB	5.00%	06/15/2044	3,645	3,852,692
Series 2014, Transportation Program Floating Rate Notes (SIFMA Municipal Swap Index + 1.20%)(j)(u)	1.99%	12/15/2021	33,000	32,083,590
SubSeries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	2,000	2,231,440
New Jersey (State of) Turnpike Authority; Series 2017 B, Ref. RB(b)	5.00%	01/01/2040	11,000	12,974,060
Tobacco Settlement Financing Corp.;
Series 2007 1-A, Asset-Backed RB	5.00%	06/01/2029	27,125	27,126,628
Series 2007 1-A, Asset-Backed RB	5.00%	06/01/2041	50,235	48,809,833
Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	39,790	39,835,759
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	55,925	54,832,225
				564,283,471

New Mexico–0.45%
Bernalillo (County of) (Solar Villas Apartments); Series 1997 F, Sr. MFH RB	7.25%	10/15/2022	810	811,822
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	5,000	5,498,600
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, Ref. & Improvement RB	5.50%	07/01/2042	10,000	10,942,200
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	5.00%	07/01/2042	4,625	4,851,070
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/2040	8,000	8,404,640
RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. MFH Mortgage RB (CEP–GNMA)	7.13%	12/15/2027	1,980	1,981,822
Winrock Town Center Tax Increment Development District 1; Series 2015, Sr. Lien Gross Receipts Tax Increment Tax Allocation Bonds(i)	6.00%	05/01/2040	8,500	8,795,630
				41,285,784

New York–11.07%
Amherst (Town of) Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. Civic Facility RB	7.00%	06/15/2036	1,960	1,955,649
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB(h)	0.00%	07/15/2034	14,345	7,383,945
Series 2009, PILOT CAB RB(h)	0.00%	07/15/2044	25,805	8,345,853
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2052	5,000	5,153,600
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/2033	1,640	1,646,445
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	10,000	9,894,100
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. Second Indenture RB(b)	5.00%	02/15/2042	26,000	30,628,000
Metropolitan Transportation Authority; Subseries 2002 G-1H, Ref. Floating Rate RB (1 mo. USD LIBOR + 0.82%)(j)(u)	1.65%	02/01/2022	45,000	45,323,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/2032	$2,813	$2,840,963
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	22,275	22,427,584
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	4,399	4,428,882
Series 2014 B, Continuing Care Retirement Community RB	5.50%	07/01/2020	2,625	2,624,321
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	13,770	2,295,466
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, Sr. Asset-Backed RB	5.00%	06/01/2035	10,290	10,120,421
Series 2006 A-3, Sr. Asset-Backed RB	5.13%	06/01/2046	61,730	61,726,296
Series 2006 B, CAB Asset-Backed RB(h)	0.00%	06/01/2046	105,990	15,958,914
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/2042	7,500	8,401,425
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, Consolidated RB(b)(m)	5.00%	10/15/2027	15,400	17,573,710
One Hundred Sixty-Ninth Series 2011, Consolidated RB(b)(m)	5.00%	10/15/2028	10,760	12,264,894
Two Hundred Fifth Series 2017, Ref. Consolidated RB(b)	5.25%	11/15/2057	30,750	36,877,552
Two Hundred Series 2017, Ref. Consolidated RB(b)	5.25%	10/15/2057	20,000	23,788,600
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB(j)(k)	5.25%	11/01/2017	5,850	5,895,279
New York (City of) Municipal Water Finance Authority;
Series 2012 BB, Water & Sewer System Second General Resolution RB(b)	5.00%	06/15/2047	16,470	18,724,743
Series 2014 BB, Water & Sewer System Second General Resolution RB(b)	5.00%	06/15/2046	15,050	17,275,293
Series 2017 DD, Water & Sewer System RB(b)	5.25%	06/15/2047	14,150	17,057,542
Series 2017 EE, Ref. Water & Sewer System RB(b)	5.25%	06/15/2036	5,000	6,162,750
Series 2017 EE, Ref. Water & Sewer System RB(b)	5.25%	06/15/2037	4,995	6,146,847
New York (City of) Transitional Finance Authority;
Series 2013 I, Sub. Future Tax Sec. RB(b)	5.00%	05/01/2042	25,775	29,304,886
Subseries 2012 F-1, Future Tax Sec. RB(b)	5.00%	05/01/2039	14,000	15,882,160
Subseries 2013, Sub. Future Tax Sec. RB(b)	5.00%	11/01/2042	17,340	19,909,441
New York (City of); Subseries 2016 A-1, Unlimited Tax GO Bonds(b)	5.00%	08/01/2038	31,010	36,547,146
New York (Counties of) Tobacco Trust V; Series 2005 S-1, Sub. Pass Through CAB RB(h)	0.00%	06/01/2038	69,350	20,186,398
New York (State of) Dormitory Authority (General Purpose); Series 2011 C, State Personal Income Tax RB(b)	5.00%	03/15/2031	15,000	16,947,900
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB(b)	5.00%	03/15/2045	49,100	57,481,861
New York (State of) Dormitory Authority; Series 2014 C, Personal Income Tax RB(b)	5.00%	03/15/2041	26,940	31,261,176
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB(f)	0.82%	11/01/2044	4,675	4,675,000
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2016 B, CAB Sub. Lien RB(h)	0.00%	11/15/2044	11,325	3,961,938
Series 2016 B, CAB Sub. Lien RB(h)	0.00%	11/15/2045	17,610	5,914,319
Series 2016 B, CAB Sub. Lien RB(h)	0.00%	11/15/2046	11,220	3,616,991
Series 2016 B, CAB Sub. Lien RB(h)	0.00%	11/15/2047	12,340	3,819,970
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. Liberty RB(i)	5.00%	11/15/2044	51,160	55,738,820
Series 2014, Class 2, Ref. RB(i)	5.38%	11/15/2040	2,500	2,780,975
Series 2014, Class 3, Ref. Liberty RB(i)	7.25%	11/15/2044	45,000	53,716,050
New York State Environmental Facilities Corp; Series 2009 A, State Clean Water & Drinking Water RB(b)	5.00%	06/15/2034	20,000	21,426,000
New York State Urban Development Corp.; Series 2013 A-1, RB(b)	5.00%	03/15/2043	26,175	29,684,806
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. Special Facilities RB(m)	5.00%	08/01/2026	6,500	6,991,790
Series 2016, Ref. Special Facilities RB(m)	5.00%	08/01/2031	5,000	5,349,050

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, Special Facilities RB(m)	5.00%	07/01/2046	$5,000	$5,519,200
Series 2016 A, Special Facilities RB(m)	5.25%	01/01/2050	41,870	46,666,627
Niagara Area Development Corp. (Covanta Energy); Series 2012, Ref. Solid Waste Disposal Facilities RB(i)(m)	5.25%	11/01/2042	15,475	15,507,652
Rockland Tobacco Asset Securitization Corp.; Series 2005 C, Third Sub. Tobacco Settlement Asset-Backed RB(h)	0.00%	08/15/2060	65,000	1,892,150
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB(i)	5.50%	01/01/2037	2,500	2,499,875
Suffolk Tobacco Asset Securitization Corp.; Series 2008 B, Tobacco Settlement RB	6.00%	06/01/2048	7,915	7,919,591
Triborough Bridge & Tunnel Authority;
Series 2017 B, Ref. General RB(b)	5.00%	11/15/2037	10,000	12,008,600
Series 2017 B, Ref. General RB(b)	5.00%	11/15/2038	11,000	13,146,980
TSASC, Inc.; Series 2016 B, Ref. Sub. Tobacco Settlement RB	5.00%	06/01/2048	35,000	35,921,550
Westchester (County of) Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, Special Facility RB(i)(m)	7.00%	06/01/2046	31,000	31,096,100
Westchester County Healthcare Corp. Series 2014 A, Sr. Lien RB	5.00%	11/01/2044	4,676	5,028,248
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. Sub. RB	5.13%	06/01/2051	9,405	9,416,380
				1,014,741,804

North Carolina–0.27%
Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital);
Series 2008, RB(b)(j)(k)	5.25%	04/01/2018	7,836	8,042,008
Series 2008, RB (INS–AGM)(b)(c)	5.25%	10/01/2028	5,015	5,146,844
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. First Mortgage Retirement Facilities RB	6.25%	07/01/2035	3,750	4,172,512
North Carolina (State of) Medical Care Commission (Galloway Ridge);
Series 2010 A, First Mortgage Retirement Facilities RB	5.88%	01/01/2031	865	899,808
Series 2010 A, First Mortgage Retirement Facilities RB	6.00%	01/01/2039	1,520	1,586,637
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB(j)(k)	5.75%	10/01/2017	3,000	3,012,390
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/2031	2,000	2,207,320
				25,067,519

North Dakota–0.04%
Burleigh (County of) (University of Mary);
Series 2016, Education Facilities RB	5.10%	04/15/2036	1,500	1,531,380
Series 2016, Education Facilities RB	5.20%	04/15/2046	2,000	2,036,040
				3,567,420

Ohio–6.38%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.50%	09/01/2036	17,555	14,217,794
Akron, Bath & Copley Joint Township Hospital District;
Series 2016, Ref. RB	5.25%	11/15/2041	3,800	4,309,694
Series 2016, Ref. RB	5.25%	11/15/2046	14,000	15,795,640
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.13%	06/01/2024	5,380	5,095,613
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.38%	06/01/2024	1,000	975,250
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2030	41,740	40,720,292
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	114,665	110,023,361
Series 2007 A-2, Sr. Asset-Backed Turbo RB	6.50%	06/01/2047	8,035	8,033,875
Series 2007 A-3, Sr. Asset-Backed RB	6.25%	06/01/2037	21,205	21,188,036
Series 2007 B, First Sub. Asset-Backed CAB RB(h)	0.00%	06/01/2047	360,485	23,391,872

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Butler (County of) Port Authority (Storypoint Fairfield);
Sr. Series 2017 A-1, RB(i)	6.25%	01/15/2034	$500	$519,715
Sr. Series 2017 A-1, RB(i)	6.38%	01/15/2043	1,175	1,214,645
Sr. Series 2017 A-1, RB(i)	6.50%	01/15/2052	3,100	3,195,728
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion);
Series 2007 A, Health Care RB(j)(k)	5.75%	11/01/2017	2,000	2,016,480
Series 2007 A, Health Care RB(j)(k)	6.00%	11/01/2017	2,000	2,017,300
Series 2007 A, Health Care RB(j)(k)	6.00%	11/01/2017	2,550	2,572,058
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(i)	6.75%	01/01/2044	14,900	15,928,398
Cleveland (City of) (Continental Airlines, Inc.); Series 1998, Airport Special RB(m)	5.38%	09/15/2027	4,190	4,201,983
Cuyahoga (County of) (Eliza Jennings Senior Care Network);
Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/2027	2,355	2,358,085
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/2037	6,000	6,006,840
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/2042	3,645	3,648,791
Cuyahoga (County of) (Metrohealth System);
Series 2017, Ref. Hospital RB	5.00%	02/15/2057	23,920	25,437,963
Series 2017, Ref. Hospital RB	5.50%	02/15/2052	10,600	11,826,208
Series 2017, Ref. Hospital RB	5.50%	02/15/2057	50,025	55,840,406
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.63%	07/01/2047	7,200	7,210,008
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	29,260	33,708,105
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/2042	7,200	8,133,912
Hamilton (County of) (Life Enriching Communities); Series 2012, Health Care RB	5.00%	01/01/2032	2,250	2,434,410
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	5,850	6,637,059
Montgomery (County of) (St. Leonard);
Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/2030	2,000	2,148,860
Series 2010, Ref. & Improvement Health Care & MFH RB	6.63%	04/01/2040	6,500	6,966,570
Muskingum (County of) (Genesis Healthcare System);
Series 2013, Hospital Facilities RB	5.00%	02/15/2044	39,560	41,323,189
Series 2013, Hospital Facilities RB	5.00%	02/15/2048	13,480	14,027,962
Norwood (City of) (Cornerstone at Norwood);
Series 2006, Tax Increment Allocation Financing RB	5.75%	12/01/2020	1,100	1,124,123
Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/2031	7,340	7,496,636
Ohio (State of) (USG Corp.);
Series 1997, Solid Waste Disposal RB(m)	5.60%	08/01/2032	14,765	14,790,396
Series 1998, Solid Waste Disposal RB(m)	5.65%	03/01/2033	13,000	13,019,500
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2009 C, Ref. PCR	5.63%	06/01/2018	1,135	1,127,293
Series 2009 D, Ref. PCR(j)	4.25%	09/15/2021	2,000	1,968,940
Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(j)	4.38%	06/01/2022	14,000	13,785,800
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(j)	4.38%	06/01/2022	3,500	3,446,450
Southeastern Ohio (State of) Port Authority (Memorial Health Systems);
Series 2015, Ref. RB	5.00%	12/01/2043	4,595	4,726,877
Series 2015, Ref. RB	5.50%	12/01/2043	3,875	4,199,376
Toledo-Lucas (County of) Port Authority (StoryPoint Waterville);
Series 2016 A-1, RB(i)	6.13%	01/15/2034	2,000	2,044,880
Series 2016 A-1, RB(i)	6.25%	01/15/2043	5,000	5,110,450
Series 2016 A-1, RB(i)	6.38%	01/15/2051	4,000	4,103,120

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Tuscarawas (County of) Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. Higher Education Facilities Improvement RB	6.00%	03/01/2045	$5,000	$5,223,750
				585,293,693

Oklahoma–1.41%
Atoka (County of) Health Care Authority (Atoka Memorial Hospital); Series 2007, Hospital RB	6.63%	10/01/2037	3,405	2,697,781
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.13%	12/01/2036	7,360	6,129,555
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. Continuing Care Retirement Community RB	5.75%	01/01/2027	2,430	2,531,696
Series 2012, Ref. Continuing Care Retirement Community RB	6.00%	01/01/2032	9,935	10,317,001
Series 2013, Ref. Continuing Care Retirement Community RB	5.75%	01/01/2037	12,750	12,912,180
Payne (County of) Economic Development Authority (Epworth Living at the Ranch);
Series 2016 A, RB	6.63%	11/01/2036	1,750	1,764,718
Series 2016 A, RB	6.88%	11/01/2046	3,710	3,739,606
Series 2016 A, RB	7.00%	11/01/2051	4,250	4,299,810
Series 2016 B-1, RB	5.25%	11/01/2024	2,500	2,501,725
Tulsa (City of) Municipal Airport Trust;
Series 2000 B, Ref. RB(m)	5.50%	06/01/2035	10,500	11,168,640
Series 2001 A, Ref. RB(m)	5.50%	12/01/2035	15,000	16,196,550
Series 2001 B, Ref. RB(m)	5.50%	12/01/2035	43,250	46,469,530
Tulsa (County of) Industrial Authority (Montereau, Inc.);
Series 2010 A, Senior Living Community RB(j)(k)	7.25%	05/01/2020	5,350	6,213,222
Series 2010 A, Senior Living Community RB(j)(k)	7.25%	05/01/2020	2,100	2,438,835
				129,380,849

Oregon–0.10%
Douglas (County of) Hospital Facility Authority (Forest Glen); Series 1997 A, Elderly Housing RB(e)	7.50%	09/01/2027	1,600	157,840
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/2032	250	271,303
Series 2012, Ref. RB	6.00%	05/15/2042	1,990	2,179,229
Series 2012, Ref. RB	6.00%	05/15/2047	3,250	3,559,042
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB(i)	6.38%	11/01/2033	1,000	1,061,040
Yamhill (County of) Hospital Authority (Friendsview Retirement Community);
Series 2016 A, Ref. RB	5.00%	11/15/2046	1,000	1,064,430
Series 2016 A, Ref. RB	5.00%	11/15/2051	730	768,464
				9,061,348

Pennsylvania–1.81%
Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/2035	1,220	1,313,208
Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/2035	1,155	1,250,553
Beaver (County of) Industrial Development Authority (FirstEnergy Generation); Series 2008 B, Ref. Variable Rate PCR(j)	4.25%	04/01/2021	12,020	11,831,406
Beaver (County of) Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR(j)	4.38%	07/01/2022	925	910,866
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB(m)	6.13%	11/01/2034	4,175	4,253,031
Butler (County of) Hospital Authority (Butler Health System); Series 2009 B, RB(j)(k)	7.13%	07/01/2019	2,145	2,380,950
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center); Series 2006, Ref. First Mortgage RB	5.75%	12/01/2022	935	936,935

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Chester (County of) Industrial Development Authority (Avon Grove Charter School);
Series 2007 A, RB(j)(k)	6.25%	12/15/2017	$1,000	$1,015,790
Series 2007 A, RB(j)(k)	6.38%	12/15/2017	1,500	1,524,225
Chester (County of) Industrial Development Authority (Collegium Charter School);
Series 2012 A, Ref. RB	5.25%	10/15/2032	2,320	2,384,798
Series 2012 A, Ref. RB	5.38%	10/15/2042	4,230	4,326,528
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group);
Series 2010, RB	6.13%	01/01/2045	8,000	8,337,440
Series 2012, Ref. RB	5.25%	01/01/2041	3,000	3,060,870
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/2035	1,000	1,027,220
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	3,430	3,549,433
Lehigh (County of) General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	5,345	5,415,071
Series 2014 B, Conv. CAB RB(d)	7.50%	02/01/2044	1,379	529,411
Series 2014 C, RB(h)	0.00%	02/01/2044	4,122	41
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)(g)	0.78%	09/01/2028	3,734	3,734,000
Montgomery (County of) Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. Health System RB	5.25%	01/15/2046	4,000	4,316,320
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	7.00%	12/01/2035	6,000	6,893,760
Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax GO Bonds(b)	5.00%	06/15/2034	15,450	17,547,801
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB(m)	5.50%	11/01/2044	4,000	4,304,600
Pennsylvania (State of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. Exempt Facilities RB	6.40%	12/01/2038	4,450	4,590,575
Pennsylvania (State of) Economic Development Financing Authority (USG Corp.); Series 1999, Solid Waste Disposal RB(m)	6.00%	06/01/2031	15,000	15,030,750
Pennsylvania (State of) Higher Educational Facilities Authority (Student Association, Inc. at California University of Pennsylvania); Series 2000 A, Student Housing RB	6.75%	09/01/2032	2,285	2,287,445
Pennsylvania (State of) Turnpike Commission; Subseries 2013 B-2, Sub. Turnpike Conv. CAB RB(d)	6.00%	12/01/2037	7,000	5,423,600
Philadelphia (City of) Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. Sr. Living Facilities RB	5.00%	07/01/2049	3,315	3,453,368
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Centralized Comprehensive Human Services, Inc.); Series 2002 A, RB	7.25%	01/01/2021	2,540	2,545,893
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	5,500	6,421,360
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/2040	1,000	1,057,910
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/2037	4,070	4,075,535
Philadelphia (City of) Industrial Development Authority (Mast Charter School); Series 2010, RB(j)(k)	6.00%	08/01/2020	500	571,810
Philadelphia (City of) Industrial Development Authority (Mast I Charter School);
Series 2016 A, Ref. RB	5.25%	08/01/2046	2,410	2,486,566
Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	4,070,870
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/2041	1,500	1,703,505
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School);
Series 2013, RB(i)	6.50%	06/15/2033	2,000	2,139,840
Series 2013, RB(i)	6.75%	06/15/2043	8,000	8,589,840
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)(g)	0.80%	11/01/2029	2,500	2,500,000
Susquehanna Area Regional Airport Authority; Series 2008 A, Airport System RB(m)	6.50%	01/01/2038	4,300	4,364,715

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)(g)	0.78%	07/01/2027	$4,040	$4,040,000
				166,197,839

Puerto Rico–1.31%
Children’s Trust Fund; Series 2005 A, Tobacco Settlement Asset-Backed RB(h)	0.00%	05/15/2050	345,980	39,206,453
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 SS, Ref. RB (INS–NATL)(c)	5.00%	07/01/2024	3,500	3,563,910
Series 2008 WW, RB(e)	5.00%	07/01/2028	2,345	1,383,550
Series 2010 CCC, RB(e)	5.25%	07/01/2027	830	489,700
Series 2012 A, RB(e)	4.80%	07/01/2029	1,850	1,091,500
Series 2012 A, RB(e)	5.00%	07/01/2029	7,000	4,130,000
Series 2012 A, RB(e)	5.00%	07/01/2042	5,000	2,950,000
Series 2013 A, RB(e)	7.00%	07/01/2033	2,600	1,534,000
Series 2013 A, RB(e)	7.00%	07/01/2043	2,195	1,295,050
Puerto Rico Sales Tax Financing Corp.;
Series 2007 A, CAB Sales Tax RB (INS–NATL)(c)(h)	0.00%	08/01/2041	5,000	1,301,350
Series 2007 A, CAB Sales Tax RB (INS–NATL)(c)(h)	0.00%	08/01/2044	150,900	33,164,802
Series 2007 A, CAB Sales Tax RB (INS–NATL)(c)(h)	0.00%	08/01/2045	1,305	271,401
Series 2007 A, CAB Sales Tax RB (INS–NATL)(c)(h)	0.00%	08/01/2046	132,305	26,113,038
Series 2011 C, Sr. Lien Sales Tax RB	5.00%	08/01/2040	5,000	3,168,750
				119,663,504

Rhode Island–0.05%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2009 A, Hospital Financing RB(j)(k)	6.25%	05/15/2019	2,000	2,182,380
Series 2009 A, Hospital Financing RB(j)(k)	7.00%	05/15/2019	2,500	2,758,750
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	31,010
				4,972,140

South Carolina–0.03%
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, Health Facilities RB	5.00%	05/01/2043	1,000	1,028,230
Series 2013, Health Facilities RB	5.13%	05/01/2048	2,000	2,062,800
				3,091,030

Tennessee–0.44%
Bristol (City of) Industrial Development Board (Pinnacle);
Series 2016, Tax Increment Allocation RB	5.63%	06/01/2035	6,000	6,245,400
Series 2016 B, CAB Sales Tax RB(h)(i)	0.00%	12/01/2031	5,000	2,295,000
Shelby (County of) Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, Health Care Facility RB	6.38%	11/15/2025	3,000	3,006,030
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2013 A, Ref. RB	5.50%	09/01/2047	14,000	14,579,740
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB(j)(k)	9.25%	04/01/2019	12,655	14,303,187
				40,429,357

Texas–10.37%
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB(m)(n)	6.50%	11/01/2029	9,265	93
Arlington Higher Education Finance Corp. (Arlington Classics Academy); Series 2010 B, Ref. RB	7.65%	08/15/2040	2,500	2,770,525
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, Education RB	5.00%	06/15/2046	1,325	1,329,532
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.13%	03/01/2044	2,000	2,091,240
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB(j)(k)	6.20%	07/01/2020	2,000	2,290,380

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Bexar County Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, MFH RB(m)	7.00%	01/01/2039	$3,750	$3,753,525
Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System);
Series 2012, Ref. RB(j)(k)	5.25%	07/01/2022	7,100	8,411,512
Series 2012, Ref. RB(j)(k)	5.50%	07/01/2022	13,410	16,043,590
Brazos Harbor Industrial Development Corp. (Dow Chemical); Series 2008, Environmental Facilities RB(j)(m)	5.90%	05/01/2028	3,850	3,970,505
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	7,465	8,232,925
Celina (City of);
Series 2015, Special Assessment RB	5.38%	09/01/2028	650	642,304
Series 2015, Special Assessment RB	5.50%	09/01/2032	250	246,340
Series 2015, Special Assessment RB	5.88%	09/01/2040	1,000	981,950
Central Texas Regional Mobility Authority; Series 2011, Sub. Lien RB(j)(k)	6.75%	01/01/2021	17,500	20,733,475
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2011, Education RB(j)(k)	5.75%	08/15/2021	1,130	1,328,044
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015, Education RB	5.75%	08/15/2038	1,000	1,058,790
Series 2015, Education RB	5.75%	08/15/2045	8,000	8,623,520
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB(j)(k)	6.25%	12/01/2020	5,000	5,821,800
Grand Parkway Transportation Corp.;
Series 2013 A, First Tier Toll RB	5.50%	04/01/2053	10,000	11,452,200
Series 2013 B, Sub. Tier Toll System Conv. CAB RB(d)	5.85%	10/01/2048	17,000	16,138,270
Series 2013 B, Sub. Tier Toll RB	5.00%	04/01/2053	43,260	49,616,624
Series 2013 B, Sub. Tier Toll RB(b)	5.25%	10/01/2051	24,405	28,485,028
Grand Prairie Housing Finance Corp.;
Series 2003, Priority Lien Independent Senior Living Center RB	7.63%	01/01/2020	600	621,390
Series 2003, Priority Lien Independent Senior Living Center RB	7.75%	01/01/2034	6,795	7,198,283
Series 2003, Sub. Lien Independent Senior Living Center RB(p)	7.63%	01/01/2020	345	16,543
Series 2003, Sub. Lien Independent Senior Living Center RB(p)	7.75%	01/01/2034	3,595	172,380
Guadalupe (County of) & Seguin (City of) Hospital Board of Managers;
Series 2015, Ref. Hospital Mortgage RB	5.00%	12/01/2040	4,350	4,522,565
Series 2015, Ref. Hospital Mortgage RB	5.00%	12/01/2045	7,530	7,812,827
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(f)	0.87%	11/01/2041	14,480	14,480,000
HFDC of Central Texas, Inc. (Sears Tyler Methodist);
Series 2009 A, RB(e)	7.75%	11/15/2029	4,910	49
Series 2009 A, RB(e)	7.75%	11/15/2044	15,345	153
Series 2009 B, RB(e)	6.38%	11/15/2019	1,210	12
Hopkins (County of) Hospital District;
Series 2008, RB	6.00%	02/15/2033	2,500	2,530,075
Series 2008, RB	6.00%	02/15/2038	5,155	5,214,437
Houston (City of) (Continental Airlines, Inc.); Series 2011 A, Ref. Airport System Special Facilities RB(m)	6.63%	07/15/2038	14,000	15,560,020
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System RB(m)	4.75%	07/01/2024	685	745,773
Houston (City of), Texas (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System Special Facilities RB(m)	5.00%	07/01/2029	11,750	12,660,625
Houston (City of);
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2023	6,580	6,811,550
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2024	3,670	3,798,523
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2025	6,800	7,036,980
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2026	3,000	3,104,040
Series 2011 A, Ref. First Lien Utility System RB(b)	5.25%	11/15/2031	18,360	20,715,955
Series 2015 B-1, Airport System RB(m)	5.00%	07/15/2030	15,000	16,309,950
Series 2015 B-1, Airport System RB(m)	5.00%	07/15/2035	21,545	23,009,198

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011, RB(j)(k)	6.50%	05/15/2021	$270	$323,179
Series 2011, RB(j)(k)	6.50%	05/15/2021	230	274,282
Series 2011 A, RB(j)(k)	6.88%	05/15/2021	790	955,853
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.);
Series 2009 A, RB(j)(k)	6.25%	08/15/2019	1,210	1,333,154
Series 2009 A, RB(j)(k)	6.38%	08/15/2019	7,225	7,977,773
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015, RB(i)	5.60%	08/15/2045	4,420	4,648,249
Leander Independent School District;
Series 2014 C, Unlimited Tax CAB GO Bonds(h)(j)(k)	0.00%	08/15/2024	50,000	12,609,500
Series 2014 C, Unlimited Tax CAB GO Bonds(h)(j)(k)	0.00%	08/15/2024	71,355	16,923,265
Series 2014 D, Ref. Unlimited Tax CAB GO Bonds(h)(j)(k)	0.00%	08/15/2024	425	203,091
Series 2014 D, Ref. Unlimited Tax CAB GO Bonds(CEP–Texas Permanent School Fund)(h)	0.00%	08/15/2037	3,645	1,592,646
Lone Star College System; Series 2009, Limited Tax GO Bonds(b)(j)(k)	5.00%	08/15/2019	23,200	25,057,392
Mclendon-Chisholm (City of) (Sonoma Public Improvement Distribution Phase);
Series 2015, Special Assessment RB	5.13%	09/15/2028	500	497,740
Series 2015, Special Assessment RB	5.38%	09/15/2035	400	397,480
Series 2015, Special Assessment RB	5.50%	09/15/2040	400	397,148
Mission Economic Development Corp. (CarbonLite Recycling LLC); Series 2016, Solid Waste Disposal RB(i)(m)	6.50%	12/01/2033	10,900	10,560,138
Mission Economic Development Corp. (Natgasoline);
Series 2016 A, Sr. Lien RB(i)(m)	5.75%	10/01/2031	16,500	17,268,405
Series 2016 B, Sr. Lien RB(i)(m)	5.75%	10/01/2031	14,695	15,379,346
New Hope Cultural Education Facilities Corp. (Morningside Ministries);
Series 2013, First Mortgage RB	6.50%	01/01/2043	4,325	4,857,062
Series 2013, First Mortgage RB	6.50%	01/01/2048	5,675	6,358,610
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 C, Sr. Living RB	5.00%	07/01/2037	1,830	1,843,835
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. Retirement Facility RB	5.00%	07/01/2046	9,300	9,468,237
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2016 A, Ref. Education RB(i)	5.00%	08/15/2046	2,500	2,508,825
Series 2017 A, Education RB(i)	5.00%	08/15/2037	2,000	2,015,640
Series 2017 A, Education RB(i)	5.13%	08/15/2047	2,085	2,100,888
Newark High Education Finance Corp. (A+ Charter Schools, Inc.);
Series 2015 A, Education RB(i)	5.50%	08/15/2035	845	862,973
Series 2015 A, Education RB(i)	5.75%	08/15/2045	1,690	1,735,495
North Texas Education Finance Corp. (Uplift Education); Series 2012 A, RB	5.25%	12/01/2047	2,100	2,226,378
North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB(b)(j)(k)	5.75%	01/01/2018	30,545	31,053,269
Series 2011 B, Special Project System CAB RB(h)	0.00%	09/01/2037	15,500	6,267,270
Orange Housing Development Corp. (Villages at Pine Hollow); Series 1998, MFH RB	8.00%	03/01/2028	2,730	2,720,445
Pearland (City of) Development Authority; Series 2009, Tax Increment Allocation Contract RB(j)(k)	5.88%	09/01/2018	805	845,862
Pharr (City of) Higher Education Finance Authority (Idea Public Schools);
Series 2009 A, Education RB(j)(k)	6.25%	08/15/2019	570	628,015
Series 2009 A, Education RB(j)(k)	6.50%	08/15/2019	5,215	5,775,247
Series 2009 A, Education RB(j)(k)	6.50%	08/15/2019	1,105	1,222,804
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock and Wharf Facility RB(i)(j)(m)	7.25%	02/13/2020	73,000	75,744,070
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, Retirement Facility RB	7.50%	11/15/2034	2,250	2,551,815
Series 2014 A, Retirement Facility RB	7.75%	11/15/2044	3,600	4,101,588
Series 2014 A, Retirement Facility RB	8.00%	11/15/2049	5,000	5,760,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Red River Health Facilities Development Corp. (Sears Methodist Retirement System);
Series 2013, Retirement Facility RB(e)(l)	5.45%	11/15/2038	$2,055	$0
Series 2013, Retirement Facility RB(e)(l)	5.75%	11/15/2039	1,693	0
Series 2013, Retirement Facility RB(e)(l)	6.05%	11/15/2046	5,998	0
Series 2013, Retirement Facility RB(e)(l)	6.05%	11/15/2046	1,295	0
Series 2013, Retirement Facility RB(e)(l)	6.15%	11/15/2049	2,904	0
Series 2013, Retirement Facility RB(e)(l)	6.25%	05/09/2053	659	0
San Juan (City of) Higher Education Finance Authority (Idea Public Schools); Series 2010 A, Education RB(j)(k)	6.70%	08/15/2020	1,000	1,165,570
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB(m)	8.00%	07/01/2038	37,110	10,478,380
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2009, Retirement Facility RB(j)(k)	6.13%	11/15/2019	1,000	1,111,330
Series 2009, Retirement Facility RB(j)(k)	6.38%	11/15/2019	7,150	7,984,905
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,500	1,505,895
Series 2007, Retirement Facility RB	5.75%	11/15/2037	2,500	2,507,025
Series 2014, Retirement Facility RB	5.63%	11/15/2041	3,250	3,416,498
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living — Ventana);
Series 2017, Retirement Facility RB	6.63%	11/15/2037	2,745	2,989,662
Series 2017, Retirement Facility RB	6.75%	11/15/2047	9,625	10,466,610
Series 2017, Retirement Facility RB	6.75%	11/15/2052	3,465	3,754,466
Series 2017, TEMPS-50SM Retirement Facility RB	3.88%	11/15/2022	750	764,190
Series 2017, TEMPS-65SM Retirement Facility RB	4.50%	11/15/2023	2,250	2,299,658
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/2025	1,500	1,506,390
Series 2007, Retirement Facility RB	5.75%	02/15/2029	1,600	1,605,376
Series 2009 A, Retirement Facility RB	8.00%	02/15/2038	12,350	13,289,711
Series 2017A, Retirement Facility RB	6.38%	02/15/2048	18,000	18,817,920
Series 2017A, Retirement Facility RB	6.38%	02/15/2052	34,545	35,859,437
Tarrant County Cultural Education Facilities Finance Corp. (SQLC Senior Living Center at Corpus Christi, Inc.-Mirador);
Series 2017 A, Retirement Facility RB	4.13%	11/15/2028	1,775	1,497,000
Series 2017 A, Retirement Facility RB	4.38%	11/15/2034	595	502,739
Series 2017 A, Retirement Facility RB	4.63%	11/15/2041	3,125	2,632,063
Series 2017 A, Retirement Facility RB	4.88%	11/15/2048	7,000	5,922,840
Series 2017 A, Retirement Facility RB	5.00%	11/15/2055	13,000	10,975,770
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way);
Series 2009 A, Retirement Facility RB	8.25%	11/15/2029	2,135	2,287,268
Series 2009 A, Retirement Facility RB	8.25%	11/15/2039	2,140	2,288,045
Series 2009 A, Retirement Facility RB	8.25%	11/15/2044	6,710	7,171,312
Series 2009 B, Retirement Facility Variable Rate RB(j)(q)	5.25%	11/15/2017	1,040	1,038,357
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB(f)	0.83%	05/01/2042	10,905	10,905,000
Texas (State of) Department of Housing & Community Affairs (Linked Select Auction Variable Rate Securities & Residual Interest Bonds); Series 1992 C, Home Mortgage RB (CEP–GNMA)(m)	6.90%	07/02/2024	100	102,560
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2031	10,000	11,079,300
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes);
Series 2016, Sr. Lien RB(m)	5.00%	12/31/2045	8,365	9,232,952
Series 2016, Sr. Lien RB(m)	5.00%	12/31/2050	3,845	4,223,579
Series 2016, Sr. Lien RB(m)	5.00%	12/31/2055	23,135	25,325,884
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/2040	34,575	39,241,933

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	$13,415	$14,976,774
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC);
Series 2013, Sr. Lien RB(m)	6.75%	06/30/2043	18,450	21,404,767
Series 2013, Sr. Lien RB(m)	7.00%	12/31/2038	4,000	4,641,240
Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School); Series 2010 A, Education RB	5.80%	08/15/2040	1,000	1,038,660
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.);
Series 2010 A, Education RB(j)(k)	6.88%	02/15/2020	1,455	1,662,207
Series 2010 A, Education RB(j)(k)	7.13%	02/15/2020	1,810	2,078,477
Texas State Public Finance Authority Charter School Finance Corp. (School Excellence Education); Series 2004 A, RB(i)	7.00%	12/01/2034	3,255	3,254,675
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, Education RB	5.25%	08/15/2042	4,185	4,280,753
Travis County Health Facilities Development Corp. (Westminster Manor);
Series 2010, RB(j)(k)	7.00%	11/01/2020	2,005	2,371,654
Series 2010, RB	7.00%	11/01/2030	495	559,776
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.25%	11/01/2019	3,925	3,925,667
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB(j)(k)	5.38%	09/01/2019	465	505,990
Series 2009, Tax Increment Allocation Contract RB(j)(k)	5.50%	09/01/2019	2,250	2,453,895
				950,495,429

Utah–0.66%
Provo (City of) (Freedom Academy Foundation); Series 2007, Charter School RB	5.50%	06/15/2037	2,125	2,128,379
Salt Lake City (City of); Series 2017 A, Airport RB(b)(m)	5.00%	07/01/2042	39,030	45,236,551
Utah (County of) (Renaissance Academy); Series 2007 A, Charter School RB(i)	5.63%	07/15/2037	2,700	2,700,864
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy);
Series 2010 A, Charter School RB	5.38%	07/15/2030	1,650	1,730,322
Series 2010 A, Charter School RB	5.63%	07/15/2040	710	743,924
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy);
Series 2010, Charter School RB	6.25%	07/15/2030	1,250	1,331,475
Series 2010, Charter School RB	6.38%	07/15/2040	2,500	2,665,750
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB	5.60%	07/15/2022	580	622,810
Series 2012, RB	6.30%	07/15/2032	850	927,545
Series 2012, RB	6.55%	07/15/2042	2,000	2,187,600
				60,275,220

Vermont–0.00%
Vermont (State of) Educational & Health Buildings Financing Agency (Developmental & Mental Health);
Series 2002 A, RB	6.38%	06/15/2022	40	39,560
Series 2002 A, RB	6.50%	06/15/2032	175	169,890
				209,450

Virgin Islands–0.32%
Virgin Islands (Government of) (Matching Fund Loan Note — Diago); Series 2009 A, RB	6.75%	10/01/2037	4,500	3,440,295
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Sr. Lien Capital);
Series 2009 A-1, RB	5.00%	10/01/2029	3,620	2,839,383
Series 2009 A-1, RB	5.00%	10/01/2039	12,910	9,598,456

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–(continued)
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	$3,700	$3,048,023
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	7,575	6,075,377
Series 2012 A, RB(i)	5.00%	10/01/2032	5,730	4,439,662
				29,441,196

Virginia–1.54%
Ballston Quarter Communities Development Authority; Series 2016 A, Tax Allocation RB	5.38%	03/01/2036	1,635	1,654,620
Celebrate North Community Development Authority (Celebrate Virginia North);
Series 2003 B, Special Assessment RB(o)	4.95%	03/01/2025	1,148	740,885
Series 2003 B, Special Assessment RB(o)	5.06%	03/01/2034	6,288	4,058,904
Celebrate South Community Development Authority (Celebrate Virginia South); Series 2006, Special Assessment RB(e)	6.25%	03/01/2037	8,499	4,249,160
Chesterfield (County of) Health Center Commission (Lucy Corr Village);
Series 2008 A, Residential Care Facilities RB	6.13%	12/01/2030	5,000	5,008,100
Series 2008 A, Residential Care Facilities RB	6.25%	12/01/2038	5,500	5,503,795
New Port Community Development Authority;
Series 2006, Special Assessment RB(e)	5.50%	09/01/2026	492	226,325
Series 2006, Special Assessment RB(e)	5.60%	09/01/2036	1,670	768,217
Peninsula Town Center Community Development Authority;
Series 2007, Special Obligation RB	6.25%	09/01/2024	6,480	6,488,942
Series 2007, Special Obligation RB	6.35%	09/01/2028	7,605	7,613,822
Series 2007, Special Obligation RB	6.45%	09/01/2037	7,671	7,679,515
Tobacco Settlement Financing Corp.;
Series 2007 B-1, Sr. Tobacco Settlement RB	5.00%	06/01/2047	21,035	20,218,421
Series 2007 B-2, Sr. Tobacco Settlement RB	5.20%	06/01/2046	3,000	2,920,320
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(m)	5.50%	01/01/2042	21,975	24,523,001
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB(m)	5.00%	01/01/2040	40,550	43,963,499
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.75%	07/01/2038	5,000	5,351,450
				140,968,976

Washington–2.50%
Greater Wenatchee (City of) Regional Events Center Public Facilities District; Series 2012 A, RB	5.50%	09/01/2042	6,720	6,940,483
Kalispel Tribe of Indians; Series 2008, RB	6.75%	01/01/2038	8,000	8,445,520
Kennewick (City of) Public Hospital District; Series 2001, Ref. & Improvement RB	6.30%	01/01/2025	2,000	1,200,000
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2011, Ref. & Improvement Limited Tax GO Bonds	6.75%	12/01/2031	500	536,140
Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/2040	4,000	4,293,000
King (County of) Public Hospital District No. 4;
Series 2015 A, RB	5.75%	12/01/2030	3,000	2,976,390
Series 2015 A, RB	6.00%	12/01/2035	2,685	2,664,997
Series 2015 A, RB	6.25%	12/01/2045	6,465	6,442,954
King (County of); Series 2011 B, Ref. Sewer RB(b)(j)(k)	5.00%	01/01/2021	38,540	43,554,054
Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital);
Series 2007, Hospital RB	6.50%	12/01/2038	2,000	2,006,860
Series 2007, RB	6.25%	12/01/2028	3,645	3,658,705
Series 2017, Ref. & Improvement RB	5.00%	12/01/2046	1,700	1,705,270
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. Special Facilities RB(m)	5.00%	04/01/2030	19,500	21,317,595

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital);
Series 2007, RB(j)(k)	5.75%	12/01/2017	$1,250	$1,265,763
Series 2010, RB	5.75%	12/01/2035	6,000	6,557,640
Series 2010, RB	6.00%	12/01/2030	3,160	3,552,946
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB(j)(k)	7.00%	07/01/2019	9,145	10,160,461
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB(j)(k)	7.38%	03/01/2019	11,300	12,393,162
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center);
Series 2017, Ref. RB	4.00%	08/15/2042	3,000	3,029,460
Series 2017, Ref. RB	5.00%	08/15/2035	3,000	3,421,530
Series 2017, Ref. RB	5.00%	08/15/2036	2,365	2,690,850
Series 2017, Ref. RB	5.00%	08/15/2037	2,630	2,985,208
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB(j)(k)	5.63%	10/01/2019	3,415	3,746,118
Washington (State of) Housing Finance Commission (Bayview Manor Senior);
Series 2016 A, Ref. RB(i)	5.00%	07/01/2036	750	779,258
Series 2016 A, Ref. RB(i)	5.00%	07/01/2046	1,700	1,747,549
Series 2016 A, Ref. RB(i)	5.00%	07/01/2051	8,650	8,841,511
Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008 A, Non-Profit RB(i)(j)(k)	6.20%	01/01/2018	19,025	19,367,260
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(i)	7.00%	07/01/2045	2,150	2,147,097
Series 2015 A, RB(i)	7.00%	07/01/2050	1,500	1,482,690
Series 2015 B-1, TEMPS-85SM RB(i)	5.50%	01/01/2024	7,000	6,999,090
Series 2015 B-2, TEMPS-65SM RB(i)	4.88%	01/01/2022	1,625	1,624,577
Series 2015 B-3, TEMPS-45SM RB(i)	4.38%	01/01/2021	1,875	1,857,431
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016 A, Ref. RB(i)	5.00%	01/01/2051	7,300	7,597,840
Washington (State of) Housing Finance Commission (Wesley Homes at Lea Hill);
Series 2016, Ref. Non-Profit RB(i)	5.00%	07/01/2041	1,000	1,014,200
Series 2016, Ref. Non-Profit RB(i)	5.00%	07/01/2046	1,000	1,009,890
Washington (State of); Series 2009 E, Various Purpose Unlimited Tax GO Bonds(b)(j)(k)	5.00%	02/01/2019	18,450	19,540,580
				229,554,079

West Virginia–0.59%
Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(m)	5.50%	10/15/2037	4,250	4,257,735
Harrison (County of) Commission (Charles Pointe No. 2);
Series 2008 A, Ref. Tax Increment Allocation RB	7.00%	06/01/2035	3,340	3,248,083
Series 2013, Ref. Tax Increment Allocation RB(Acquired 02/15/2008; Cost $988,497)(i)	7.00%	06/01/2035	1,000	499,580
Kanawha (County of) (The West Virginia State University Foundation); Series 2013, Student Housing RB	6.75%	07/01/2045	5,650	6,343,142
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB(i)(m)	7.25%	02/01/2036	10,965	10,689,450
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/2020	1,255	1,291,571
Series 2008, RB	6.50%	10/01/2038	14,000	14,295,120
Series 2008, RB	6.75%	10/01/2043	13,150	13,413,394
				54,038,075

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–3.91%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, Limited Obligation Grant RB(i)	6.25%	08/01/2027	$11,000	$11,619,190
Series 2017, Limited Obligation Grant RB(i)	6.75%	08/01/2031	23,340	24,693,720
Series 2017, Limited Obligation PILOT RB(i)	6.50%	12/01/2037	25,000	28,210,000
Series 2017, Limited Obligation PILOT RB(i)	6.75%	12/01/2042	12,270	13,911,358
Series 2017, Limited Obligation PILOT RB(i)	7.00%	12/01/2050	21,000	24,106,950
Public Finance Authority (KU Campus Development Corporation — Central District Development Project); Series 2016, Lease Development RB(b)	5.00%	03/01/2041	24,000	27,423,120
Public Finance Authority (Million Air Two LLC General Aviation Facilities) Series 2017, Ref. Special Facilities RB(i)(m)	7.13%	06/01/2041	2,000	1,994,020
Public Finance Authority (National Gypsum Co.); Series 2014, Ref. Exempt Facilities RB(m)	5.25%	04/01/2030	4,000	4,289,320
Public Finance Authority (North Carolina Charter Educational Foundation); Series 2016 A, Education RB(i)	5.00%	06/15/2036	2,000	1,933,620
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 B, Collateralized Utility RB(m)	5.75%	11/01/2037	4,000	4,025,240
Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers);
Series 2008, RB	7.15%	06/01/2028	800	822,936
Series 2008, RB	7.25%	06/01/2038	1,000	1,026,800
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2027	2,000	2,105,880
Series 2017, Ref. RB	5.00%	08/01/2037	2,500	2,507,600
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB(b)	5.00%	11/15/2039	38,800	44,608,748
Wisconsin (State of) Health & Educational Facilities Authority (Middleton Glen, Inc.);
Series 1998, RB	5.75%	10/01/2018	360	361,033
Series 1998, RB	5.75%	10/01/2028	2,485	2,488,777
Series 1998, Special Term RB	5.90%	10/01/2028	325	325,536
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	2,635	2,771,572
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.);
Series 2009 A, RB(j)(k)	7.25%	09/15/2019	4,000	4,510,200
Series 2009 A, RB(j)(k)	7.63%	09/15/2019	1,000	1,135,100
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.);
Series 2010, RB	7.00%	08/01/2033	2,000	2,003,680
Series 2012, RB	5.75%	08/01/2035	3,215	3,272,516
Series 2012, RB	5.88%	08/01/2042	2,660	2,707,508
Series 2013, RB	7.00%	08/01/2043	6,500	6,826,820
Wisconsin (State of) Public Finance Authority (Bancroft Neurohearlth);
Series 2016 A, RB(i)	5.00%	06/01/2036	4,225	4,296,571
Series 2016 A, RB(i)	5.13%	06/01/2048	5,750	5,832,857
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center);
Series 2017 A, Sr. RB(i)	5.75%	11/01/2024	1,440	1,462,666
Series 2017 A, Sr. RB(i)	6.25%	11/01/2028	2,525	2,570,526
Series 2017 A, Sr. RB(i)	6.85%	11/01/2046	25,515	25,699,729
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch);
Series 2011 A, Continuing Care Retirement Community RB	7.00%	06/01/2020	360	389,218
Series 2011 A, Continuing Care Retirement Community RB	7.75%	06/01/2028	7,980	9,283,852
Series 2011 A, Continuing Care Retirement Community RB	8.00%	06/01/2035	10,150	11,936,095
Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/2046	4,000	4,725,520
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada);
Series 2015, RB(e)	5.50%	12/01/2035	4,000	2,799,600
Series 2015, RB(e)	5.75%	12/01/2045	6,660	4,661,334

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst);
Series 2017 A, Ref. Senior Living RB(i)	5.25%	05/15/2037	$1,000	$1,078,790
Series 2017 A, Ref. Senior Living RB(i)	5.25%	05/15/2042	1,230	1,322,853
Series 2017 A, Ref. Senior Living RB(i)	5.25%	05/15/2047	1,225	1,312,453
Series 2017 A, Ref. Senior Living RB(i)	5.25%	05/15/2052	2,300	2,454,790
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, Special Facilities RB(m)	7.25%	06/01/2035	6,965	7,005,467
Series 2017 B, Ref. Special Facilities RB(i)(m)	6.00%	06/01/2022	2,000	1,987,980
Wisconsin (State of) Public Finance Authority (North Carolina Charter Educational Foundation); Series 2016 A, Education RB(i)	5.00%	06/15/2046	19,660	18,407,461
Wisconsin (State of) Public Finance Authority (Rose Villa); Series 2014 A, Senior Living RB	6.00%	11/15/2049	2,500	2,751,225
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.75%	04/01/2042	6,340	6,745,570
Series 2015, Ref. RB	5.88%	04/01/2045	7,500	8,271,975
Wisconsin (State of) Public Finance Authority (Voyager Foundation Inc.);
Series 2012 A, Charter School RB	5.50%	10/01/2022	560	614,186
Series 2012 A, Charter School RB	6.00%	10/01/2032	1,475	1,584,165
Series 2012 A, Charter School RB	6.20%	10/01/2042	1,300	1,393,262
Wisconsin (State of) Public Finance Authority (Wittenberg University);
Series 2016, Higher Education Facility RB(i)	5.00%	12/01/2031	6,830	6,679,740
Series 2016, Higher Education Facility RB(i)	5.25%	12/01/2039	3,785	3,668,800
				358,617,929

Wyoming–0.25%
Sublette (County of) (ExxonMobil); Series 2014, Ref. VRD PCR(f)	0.72%	10/01/2044	16,000	16,000,000
West Park Hospital District (West Park Hospital);
Series 2011, Ref. RB	7.00%	06/01/2035	1,085	1,227,895
Series 2011 A, RB	7.00%	06/01/2040	4,890	5,511,908
				22,739,803
Total Municipal Obligations (Cost $9,618,405,564)				10,133,768,710

Bonds & Notes–0.02%
Texas–0.02%
Sears Tyler Methodist Retirement Corp., Sub. Notes (Acquired 02/25/2013; Cost $0)(i)(l)	2.00%	02/25/2048	135	0
Texas Pellets Inc./German Pellets Texas LLC, Sr. Sec. Notes(i)(l)	8.00%	09/10/2017	1,600	1,600,000
Total Bonds & Notes (Cost $1,600,000)				1,600,000
TOTAL INVESTMENTS IN SECURITIES(v)–110.55% (Cost $9,620,005,564)				10,135,368,710
FLOATING RATE NOTE OBLIGATIONS–(11.80)%
Notes with interest and fee rates ranging from 1.31% to 1.71% at 08/31/2017 and contractual maturities of collateral ranging from 07/01/2022 to 11/15/2057 (See Note 1K)(w)				(1,081,490,000)
OTHER ASSETS LESS LIABILITIES–1.25%				114,434,130
NET ASSETS–100.00%				$9,168,312,840

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43                         Invesco High Yield Municipal Fund

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Connie Lee	– Connie Lee Insurance Co.
Conv.	– Convertible
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
MFH	– Multi-Family Housing

NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
Sr.	– Senior
Sub.	– Subordinated
TAN	– Tax Anticipation Notes
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand
Wts.	– Warrants
USD	– U.S. Dollar

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2017 was $86,955,552, which represented less than 1% of the Fund’s Net Assets.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Zero coupon bond issued at a discount.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $1,088,427,584, which represented 11.87% of the Fund’s Net Assets.
(j)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(m)	Security subject to the alternative minimum tax.
(n)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2017 was $6,105,542, which represented less than 1% of the Fund’s Net Assets.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Restructured security not accruing interest income. The aggregate value of these securities at August 31, 2017 was $188,927, which represented less then 1% of the Fund’s Net Assets.
(q)	Interest rate is redetermined periodically based on current market interest rates. The rate shown is the rate in effect August 31, 2017.
(r)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(s)	Security subject to crossover refunding.
(t)	Interest rate is redetermined periodically based on an auction conducted by the auction agent.
(u)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(v)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.
(w)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2017. At August 31, 2017, the Fund’s investments with a value of $1,844,305,532 are held by TOB Trusts and serve as collateral for the $1,081,490,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2017

Revenue Bonds	83.8%
Pre-Refunded Bonds	9.7
General Obligation Bonds	6.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44                         Invesco High Yield Municipal Fund

Statement of Assets and Liabilities

August 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $9,620,005,564)	$10,135,368,710
Receivable for:
Investments sold	84,960,304
Fund shares sold	26,541,741
Interest	134,529,876
Investments matured, at value (Cost $15,748,297)	7,946,370
Investment for trustee deferred compensation and retirement plans	656,488
Other assets	287,553
Total assets	10,390,291,042

Liabilities:
Floating rate note obligations	1,081,490,000
Payable for:
Investments purchased	73,159,388
Dividends	3,311,802
Fund shares reacquired	20,651,241
Amount due custodian	38,536,127
Accrued fees to affiliates	3,806,925
Accrued trustees’ and officers’ fees and benefits	18,187
Accrued other operating expenses	266,279
Trustee deferred compensation and retirement plans	738,253
Total liabilities	1,221,978,202
Net assets applicable to shares outstanding	$9,168,312,840

Net assets consist of:
Shares of beneficial interest	$9,119,112,361
Undistributed net investment income	74,218,662
Undistributed net realized gain (loss)	(532,579,402)
Net unrealized appreciation	507,561,219
$9,168,312,840

Net Assets:
Class A	$5,370,285,200
Class B	$24,421,281
Class C	$1,290,428,118
Class Y	$2,482,696,854
Class R5	$471,192
Class R6	$10,195

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	531,230,979
Class B	2,404,467
Class C	128,049,557
Class Y	245,102,248
Class R5	46,640
Class R6	1,010
Class A:
Net asset value per share	$10.11
Maximum offering price per share
(Net asset value of $10.11 ÷ 95.75%)	$10.56
Class B:
Net asset value and offering price per share	$10.16
Class C:
Net asset value and offering price per share	$10.08
Class Y:
Net asset value and offering price per share	$10.13
Class R5:
Net asset value and offering price per share	$10.10
Class R6:
Net asset value and offering price per share	$10.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45                         Invesco High Yield Municipal Fund

Statement of Operations

For the six months ended August 31, 2017

(Unaudited)

Investment income:
Interest	$298,775,226

Expenses:
Advisory fees	21,862,823
Administrative services fees	368,802
Custodian fees	68,674
Distribution fees:
Class A	6,381,722
Class B	40,192
Class C	6,211,056
Interest, facilities and maintenance fees	6,424,836
Transfer agent fees — A, B, C and Y	2,947,735
Transfer agent fees — R5	216
Transfer agent fees — R6	2
Trustees’ and officers’ fees and benefits	67,848
Registration and filing fees	243,317
Reports to shareholders	383,651
Professional services fees	116,489
Other	84,840
Total expenses	45,202,203
Less: Expense offset arrangement(s)	(2,682)
Net expenses	45,199,521
Net investment income	253,575,705

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(55,661,369)
Change in net unrealized appreciation of investment securities	208,704,404
Net realized and unrealized gain	153,043,035
Net increase in net assets resulting from operations	$406,618,740

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46                         Invesco High Yield Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2017 and the year ended February 28, 2017

(Unaudited)

	August 31, 2017	February 28, 2017
Operations:
Net investment income	$253,575,705	$381,904,485
Net realized gain (loss)	(55,661,369)	(36,382,618)
Change in net unrealized appreciation (depreciation)	208,704,404	(148,701,702)
Net increase in net assets resulting from operations	406,618,740	196,820,165

Distributions to shareholders from net investment income:
Class A	(120,002,419)	(239,372,822)
Class B	(761,199)	(2,501,855)
Class C	(24,648,404)	(49,164,121)
Class Y	(56,195,650)	(92,427,154)
Class R5	(14,002)	(64,567)
Class R6	(209)	—
Total distributions from net investment income	(201,621,883)	(383,530,519)

Share transactions–net:
Class A	328,485,600	191,663,718
Class B	(13,592,334)	(22,821,338)
Class C	85,291,398	19,627,695
Class Y	560,203,173	358,747,197
Class R5	(173,278)	(2,052,417)
Class R6	10,000	—
Net increase in net assets resulting from share transactions	960,224,559	545,164,855
Net increase in net assets	1,165,221,416	358,454,501

Net assets:
Beginning of period	8,003,091,424	7,644,636,923
End of period (includes undistributed net investment income of $74,218,662 and $22,264,840, respectively)	$9,168,312,840	$8,003,091,424

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47                         Invesco High Yield Municipal Fund

Statement of Cash Flows

For the six months ended August 31, 2017

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$406,618,740

Adjustments to reconcile the change in net assets applicable from operations to net cash provided by (used in) operating activities:
Purchases of investments	(1,590,030,416)
Purchases of short-term investments, net	(45,574,626)
Proceeds from sales of investments	539,067,652
Amortization of premium	12,426,753
Accretion of discount	(76,418,368)
Increase in receivables and other assets	(14,139,181)
Increase in accrued expenses and other payables	1,044,209
Net realized loss from investment securities	55,661,369
Net change in unrealized appreciation on investment securities	(208,704,404)
Net cash provided by (used in) operating activities	(920,048,272)

Cash provided by financing activities:
Dividends paid to shareholders from net investment income	(95,377,322)
Increase in payable for amount due custodian	38,536,127
Proceeds from shares of beneficial interest sold	1,832,103,420
Disbursements from shares of beneficial interest reacquired	(973,947,020)
Proceeds from TOB Trusts	172,320,000
Repayments of TOB Trusts	(55,525,000)
Net cash provided by financing activities	918,110,205
Net increase (decrease) in cash and cash equivalents	(1,938,067)
Cash and cash equivalents at beginning of period	1,938,067
Cash and cash equivalents at end of period	$—

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$116,794,654

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$6,424,836

Notes to Financial Statements

August 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco High Yield Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek federal tax-exempt current income and taxable capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. Effective April 4, 2017, the Fund began offering Class R6 shares. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

As of the opening of business on December 12, 2016, the Fund has reopened public sales of its shares to all investors.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

48                         Invesco High Yield Municipal Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sized. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each

49                         Invesco High Yield Municipal Fund

share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
K.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s Floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

50                         Invesco High Yield Municipal Fund

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

L.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds.” Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $300 million	0.60%
Next $300 million	0.55%
Over $600 million	0.50%

For the six months ended August 31, 2017, the effective advisory fees incurred by the Fund was 0.51%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up

51                         Invesco High Yield Municipal Fund

to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2017, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2017, IDI advised the Fund that IDI retained $827,219 in front-end sales commissions from the sale of Class A shares and $59,845 and $11,958 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2017, there were no significant transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$10,130,031,562	$3,737,148	$10,133,768,710
Bonds & Notes	—	—	1,600,000	1,600,000
Investments Matured	—	936,370	7,010,000	7,946,370
Total Investments	$—	$10,130,967,932	$12,347,148	$10,143,315,080

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2017, the Fund engaged in securities purchases of $309,571,534 and securities sales of $178,111,036, which did not result in any net realized gains (losses).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,682.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts

52                         Invesco High Yield Municipal Fund

accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2017 were $1,039,323,429 and 1.19%, respectively.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2018	$77,334,684	$—	$77,334,684
February 28, 2019	42,986,977	—	42,986,977
Not subject to expiration	139,482,030	210,452,002	349,934,032
	$259,803,691	$210,452,002	$470,255,693

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2017 was $1,583,134,766 and $561,530,066, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$775,218,295
Aggregate unrealized (depreciation) of investments	(262,387,380)
Net unrealized appreciation of investments	$512,830,915

Cost of investments for tax purposes is $9,630,484,165.

53                         Invesco High Yield Municipal Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2017(a)		Year ended February 28, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	75,879,002	$758,740,441	87,905,884	$878,760,288
Class B	14,780	147,472	17,840	180,502
Class C	19,291,060	192,214,795	15,922,941	158,304,215
Class Y	87,720,725	875,356,258	113,376,103	1,147,073,592
Class R5	1,540	15,201	10,957	108,148
Class R6(b)	1,010	10,000	—	—

Issued as reinvestment of dividends:
Class A	6,891,687	69,044,238	12,787,837	129,885,614
Class B	44,804	450,428	146,273	1,496,194
Class C	1,530,256	15,277,442	2,892,804	29,290,749
Class Y	3,189,483	32,019,426	5,336,567	54,358,842
Class R5	312	3,120	654	6,644

Automatic conversion of Class B shares to Class A shares:
Class A	1,060,233	10,639,664	1,779,494	18,024,096
Class B	(1,055,183)	(10,639,664)	(1,771,259)	(18,024,096)

Reacquired:
Class A	(51,357,034)	(509,938,743)	(82,546,081)	(835,006,280)
Class B	(353,739)	(3,550,570)	(634,231)	(6,473,938)
Class C	(12,252,550)	(122,200,839)	(16,704,450)	(167,967,269)
Class Y	(34,654,531)	(347,172,511)	(83,961,082)	(842,685,237)
Class R5	(19,190)	(191,599)	(208,049)	(2,167,209)
Net increase in share activity	95,932,665	$960,224,559	54,352,202	$545,164,855

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of April 4, 2017.

54                         Invesco High Yield Municipal Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets		Supplemental ratio of expenses to average net assets (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/17	$9.87	$0.30	(j)	$0.18 (j)	$0.48	$(0.24)	$10.11	4.89%		$5,370,285	1.00	%(d)	0.85	%(d)	5.90	%(d)(j)	6%
Year ended 02/28/17	10.11	0.50		(0.24)	0.26	(0.50)	9.87	2.53		4,922,389	1.01		0.87		4.87		17
Year ended 02/29/16	10.06	0.52		0.03	0.55	(0.50)	10.11	5.62		4,838,666	0.93		0.86		5.22		14
Year ended 02/28/15	9.39	0.51		0.67	1.18	(0.51)	10.06	12.86		4,791,381	0.93		0.86		5.18		17
Year ended 02/28/14	10.17	0.53		(0.78)	(0.25)	(0.53)	9.39	(2.37)		4,317,516	0.92		0.87		5.58		35
Year ended 02/28/13	9.71	0.53		0.49	1.02	(0.56)	10.17	10.78		4,981,494	0.90		0.84		5.32		19
Class B
Six months ended 08/31/17	9.92	0.30	(j)	0.18 (j)	0.48	(0.24)	10.16	4.87	(e)	24,421	1.00	(d)(e)	0.85	(d)(e)	5.90	(d)(e)(j)	6
Year ended 02/28/17	10.15	0.50		(0.23)	0.27	(0.50)	9.92	2.64	(e)	37,220	1.01	(e)	0.87	(e)	4.87	(e)	17
Year ended 02/29/16	10.11	0.52		0.02	0.54	(0.50)	10.15	5.51	(e)	60,864	0.93	(e)	0.86	(e)	5.22	(e)	14
Year ended 02/28/15	9.43	0.51		0.68	1.19	(0.51)	10.11	12.94	(e)	76,661	0.93	(e)	0.86	(e)	5.18	(e)	17
Year ended 02/28/14	10.22	0.53		(0.79)	(0.26)	(0.53)	9.43	(2.44	)(e)	85,969	0.92	(e)	0.87	(e)	5.58	(e)	35
Year ended 02/28/13	9.75	0.53		0.51	1.04	(0.57)	10.22	10.87	(e)	132,952	0.90	(e)	0.84	(e)	5.32	(e)	19
Class C
Six months ended 08/31/17	9.84	0.26	(j)	0.18 (j)	0.44	(0.20)	10.08	4.51		1,290,428	1.75	(d)	1.60	(d)	5.15	(d)(j)	6
Year ended 02/28/17	10.07	0.42		(0.23)	0.19	(0.42)	9.84	1.86		1,175,513	1.76		1.62		4.12		17
Year ended 02/29/16	10.03	0.45		0.02	0.47	(0.43)	10.07	4.79	(f)	1,182,368	1.66	(f)	1.59	(f)	4.49	(f)	14
Year ended 02/28/15	9.36	0.43		0.68	1.11	(0.44)	10.03	12.06	(f)	1,220,444	1.67	(f)	1.60	(f)	4.44	(f)	17
Year ended 02/28/14	10.15	0.46		(0.79)	(0.33)	(0.46)	9.36	(3.15)		991,079	1.67		1.62		4.83		35
Year ended 02/28/13	9.69	0.46		0.49	0.95	(0.49)	10.15	9.97		1,237,889	1.65		1.59		4.57		19
Class Y
Six months ended 08/31/17	9.89	0.31	(j)	0.18 (j)	0.49	(0.25)	10.13	5.01		2,482,697	0.75	(d)	0.60	(d)	6.15	(d)(j)	6
Year ended 02/28/17	10.12	0.52		(0.22)	0.30	(0.53)	9.89	2.89		1,867,338	0.76		0.62		5.12		17
Year ended 02/29/16	10.08	0.55		0.01	0.56	(0.52)	10.12	5.78		1,560,105	0.68		0.61		5.47		14
Year ended 02/28/15	9.41	0.54		0.67	1.21	(0.54)	10.08	13.12		1,346,986	0.68		0.61		5.43		17
Year ended 02/28/14	10.19	0.56		(0.79)	(0.23)	(0.55)	9.41	(2.11)		679,827	0.67		0.62		5.83		35
Year ended 02/28/13	9.73	0.56		0.49	1.05	(0.59)	10.19	11.04		920,379	0.65		0.59		5.57		19
Class R5
Six months ended 08/31/17	9.86	0.31	(j)	0.18 (j)	0.49	(0.25)	10.10	5.01		471	0.76	(d)	0.61	(d)	6.14	(d)(j)	6
Year ended 02/28/17	10.11	0.52		(0.25)	0.27	(0.52)	9.86	2.64		631	0.80		0.66		5.08		17
Year ended 02/29/16	10.07	0.54		0.02	0.56	(0.52)	10.11	5.77		2,633	0.72		0.65		5.43		14
Year ended 02/28/15	9.41	0.53		0.67	1.20	(0.54)	10.07	13.01		2,851	0.68		0.61		5.43		17
Year ended 02/28/14	10.18	0.56		(0.78)	(0.22)	(0.55)	9.41	(2.00)		2,794	0.66		0.61		5.84		35
Year ended 02/28/13(g)	9.79	0.46		0.42	0.88	(0.49)	10.18	9.16		8,466	0.67	(h)(i)	0.63	(h)	5.55	(h)	19
Class R6
Six months ended 08/31/17(g)	9.90	0.25	(j)	0.15 (j)	0.40	(0.21)	10.09	4.04		10	0.73	(d)	0.58	(d)	6.17	(d)(j)	6

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2013, the portfolio turnover calculation excludes the value of securities purchased of $729,359,150 and sold of $70,250,290 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco High Income Municipal Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $5,063,758, $31,892, $1,232,085, $2,255,535, $560 and $10 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25% for the six months ended August 31, 2017 and for each of the years ended February 28, 2017, February 29, 2016, February 28, 2015, February 28, 2014 and February 28, 2013.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.98% and 0.99% for the years ended February 29, 2016 and February 28, 2015.
(g)	Commencement date of April 30, 2012 and April 4, 2017 for Class R5 and Class R6 shares, respectively.
(h)	Annualized.
(i)	For the year ended February 28, 2013, the ratio of expenses to average net assets without fee waivers and/or expenses absorbed was 0.69%.
(j)	Amount includes the effect of a one-time reclassification of prior year earnings. Excluding this reclassification, net investment income per share, net gains (losses) on securities and ratio of net investment income to average net assets would have been $0.25, $0.23 and 4.91%; $0.25, $0.23 and 4.91%; $0.21, $0.23 and 4.16%; $0.26, $0.23 and 5.16%; $0.26, $0.23 and 5.15%; and $0.21, $0.19 and 5.18% for Class A, Class B, Class C, Class Y, Class R5 and Class R6, respectively.

NOTE 12—Subsequent Event

Effective October 2, 2017, the Fund is closed to new investors.

55                         Invesco High Yield Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business April 4, 2017 (commencement date) and held through August 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business April 4, 2017 through August 31, 2017 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/17)	Expenses Paid During Period[3]
A	$1,000.00	$1,048.90	$5.16	$1,020.16	$5.09	1.00%
B	1,000.00	1,049.80	5.17	1,020.16	5.09	1.00
C	1,000.00	1,045.10	9.02	1,016.38	8.89	1.75
Y	1,000.00	1,050.10	3.88	1,021.42	3.82	0.75
R5	1,000.00	1,050.10	3.93	1,021.37	3.87	0.76
R6	1,000.00	1,040.40	3.06	1,021.53	3.72	0.73

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2017 through August 31, 2017 (as of close of business April 4, 2017 through August 31, 2017 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. For the Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 150 (as of close of business April 4, 2017 through August 31, 2017)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of the Fund and other funds because such data is based on a full six month period.

56                         Invesco High Yield Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco High Yield Municipal Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper High Yield Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset

57                         Invesco High Yield Municipal Fund

level. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was below the rate of one closed-end fund and above the rate of one mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

58                         Invesco High Yield Municipal Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco High Yield Municipal Fund, an investment portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			683,739,601	19,310,983
	James T. Bunch			683,541,811	19,508,773
	Bruce L. Crockett			683,565,490	19,485,094
	Jack M. Fields			683,831,901	19,218,683
	Martin L. Flanagan			683,880,743	19,169,841
	Cynthia Hostetler			683,968,033	19,082,551
	Dr. Eli Jones			683,971,781	19,078,803
	Dr. Prema Mathai-Davis			683,368,823	19,681,761
	Teresa M. Ressel			684,065,582	18,985,002
	Dr. Larry Soll			683,386,752	19,663,832
	Ann Barnett Stern			683,841,519	19,209,065
	Raymond Stickel, Jr.			683,528,216	19,522,368
	Philip A. Taylor			683,935,107	19,115,477
	Robert C. Troccoli			683,638,583	19,412,001
	Christopher L. Wilson			684,163,615	18,886,969

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	437,451,429	41,534,455	20,658,318	203,406,382

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	278,373,466	23,224,304	15,328,927	89,266,853
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	287,029,061	14,181,568	15,715,826	89,267,095
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	282,207,100	18,180,843	16,538,749	89,266,858

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds).

59                         Invesco High Yield Municipal Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242                            Invesco Distributors, Inc.                                                         VK-HYM-SAR-1                     10172017            0931

Semiannual Report to Shareholders	August 31, 2017

Invesco Intermediate Term Municipal Income Fund
Nasdaq:
A: VKLMX ∎ B: VKLBX ∎ C: VKLCX ∎ Y: VKLIX ∎ R6: VKLSX

2 Fund Performance

4 Letters to Shareholders

5 Schedule of Investments

26 Financial Statements

28 Notes to Financial Statements

35 Financial Highlights

36 Fund Expenses

37 Approval of Investment Advisory and Sub-Advisory Contracts

39 Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/17 to 8/31/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.62%
Class B Shares	3.57
Class C Shares	3.24
Class Y Shares	3.75
Class R6 Shares*	3.75
S&P Municipal Bond Index▼ (Broad Market Index)	3.51
S&P Municipal Bond 2-17 Years Investment Grade Index▼ (Style-Specific Index)	3.60
Lipper Intermediate Municipal Debt Funds Index ◾ (Peer Group Index)	3.31
Source(s): ▼FactSet Research Systems Inc.; ◾Lipper Inc.
*Class R6 shares incepted on April 4, 2017. See page 3 for more information.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond 2-17 Years Investment Grade Index seeks to measure the performance of investment grade US municipals with maturities between two and 17 years.

    The Lipper Intermediate Municipal Debt Funds Index is an unmanaged index considered representative of intermediate municipal debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2 Invesco Intermediate Term Municipal Income Fund

Average Annual Total Returns

As of 8/31/17, including maximum applicable sales charges

Class A Shares
Inception (5/28/93)	4.58%
10 Years	3.93
5 Years	2.39
1 Year	-2.29

Class B Shares
Inception (5/28/93)	4.43%
10 Years	4.00
5 Years	2.53
1 Year	-4.73

Class C Shares
Inception (10/19/93)	3.69%
10 Years	3.42
5 Years	2.15
1 Year	-1.56

Class Y Shares
Inception (8/12/05)	4.20%
10 Years	4.44
5 Years	3.17
1 Year	0.43

Class R6 Shares
10 Years	4.21%
5 Years	2.94
1 Year	0.30

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Intermediate Term Municipal Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Intermediate Term Municipal Income Fund (renamed Invesco Intermediate Term Municipal Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Intermediate Term Municipal Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the

Average Annual Total Returns

As of 6/30/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (5/28/93)	4.55%
10 Years	3.82
5 Years	2.38
1 Year	-3.55

Class B Shares
Inception (5/28/93)	4.41%
10 Years	3.90
5 Years	2.55
1 Year	-5.87

Class C Shares
Inception (10/19/93)	3.66%
10 Years	3.31
5 Years	2.16
1 Year	-2.75

Class Y Shares
Inception (8/12/05)	4.13%
10 Years	4.34
5 Years	3.16
1 Year	-0.79

Class R6 Shares
10 Years	4.09%
5 Years	2.92
1 Year	-0.95

most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Class R6 shares was 0.87%, 0.87%, 1.62%, 0.62% and 0.62%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Class R6 shares was 0.90%, 0.90%, 1.65%, 0.65% and 0.62%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 2.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2005, the CDSC on Class B shares declines from 3% at the time of purchase to 0% at the beginning of the fifth year. For shares purchased after June 1, 2005, and before June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2018. See current prospectus for more information.

3 Invesco Intermediate Term Municipal Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4 Invesco Intermediate Term Municipal Income Fund

Schedule of Investments

August 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.53%
Alabama–1.89%
Alabama (State of) Port Authority; Series 2017 A, Ref. Docks Facilities RB (INS–AGM)(a)(b)	5.00%	10/01/2033	$3,500	$4,065,425
Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts.(INS–AGM)(b)	5.00%	09/01/2025	1,500	1,795,455
Series 2014 A, Limited Special Tax GO Wts.(INS–AGM)(b)	5.00%	09/01/2028	1,500	1,759,050
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.50%	06/01/2030	2,000	2,230,080
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB	5.00%	09/01/2034	5,000	6,062,700
Pell City (City of) Special Care Facilities Financing Authority (Noland Health Services, Inc.);
Series 2012, RB	5.00%	12/01/2021	2,250	2,580,682
Series 2016 A, RB	5.00%	12/01/2031	4,850	5,348,192
				23,841,584

Alaska–0.23%
Alaska (State of) Municipal Bond Bank Authority;
Series 2009, RB(c)(d)	5.00%	09/01/2018	245	255,288
Series 2009, RB(c)(d)	5.00%	09/01/2018	5	5,209
Series 2009, RB(c)(d)	5.25%	09/01/2018	10	10,444
Series 2009, RB(c)(d)	5.25%	09/01/2018	390	407,343
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center);
Series 2009, Lease RB(c)(d)	5.50%	09/01/2019	1,000	1,090,620
Series 2009, Lease RB(INS–AGC)(b)	5.00%	09/01/2019	1,000	1,076,450
				2,845,354

Arizona–2.61%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2032	3,400	3,914,080
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2026	2,000	2,197,560
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB	5.00%	11/15/2024	2,025	2,139,696
Series 2014, Ref. RB	5.25%	11/15/2029	2,105	2,151,352
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	6.13%	01/01/2020	175	175,868
Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2016, Ref. Education Facilities RB	5.00%	07/01/2036	1,675	1,819,452
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(e)	5.75%	07/01/2024	1,000	1,116,330
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2027	3,000	3,348,720
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	6.00%	05/01/2024	525	568,943
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	5.00%	07/01/2025	750	688,958
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB(d)	5.25%	12/01/2018	340	351,254
Salt River Project Agricultural Improvement & Power District;
Series 2009 A, Electric System RB	5.00%	01/01/2022	1,000	1,055,720
Series 2016 A, Ref. Electric System RB	5.00%	01/01/2034	5,500	6,658,520
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. Unlimited Tax GO Bonds(e)	5.00%	07/15/2020	700	728,952
Series 2013 A, Ref. Unlimited Tax GO Bonds(e)	5.00%	07/15/2021	485	510,176
Series 2013 A, Ref. Unlimited Tax GO Bonds(e)	5.00%	07/15/2022	570	604,325
Series 2013 A, Ref. Unlimited Tax GO Bonds(e)	5.00%	07/15/2023	825	879,763
Series 2013 B, Unlimited Tax GO Bonds(e)	5.00%	07/15/2023	550	586,509

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2026	$2,000	$2,260,320
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2025	1,000	1,179,320
				32,935,818

Arkansas–0.12%
Pulaski (County of) Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	1,345	1,563,334

California–8.24%
California (County of) Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, Tobacco Settlement Asset-Backed CAB RB(f)	0.00%	06/01/2033	3,780	1,503,495
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/2028	1,500	1,662,165
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB(d)(e)	5.50%	07/01/2018	195	202,644
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(a)(e)	5.00%	07/01/2027	7,000	7,625,240
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	5.25%	07/01/2023	1,230	1,345,337
California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB	4.13%	07/01/2024	480	518,362
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2029	3,000	3,345,630
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB(c)(d)	6.25%	08/01/2019	1,675	1,847,424
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB(e)	6.25%	11/15/2019	385	404,597
California (State of);
Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds (SIFMA Municipal Swap Index + 1.15%)(g)	1.94%	05/01/2020	2,000	2,032,260
Series 2013 C, Floating Rate Unlimited Tax GO Bonds (1 mo. USD LIBOR + 0.70%)(c)(g)	1.56%	12/01/2020	4,000	4,037,880
Series 2016 B, Floating Rate Unlimited Tax GO Bonds (1 mo. USD LIBOR + 0.76%)(c)(g)	1.63%	12/01/2021	2,000	2,010,940
Series 2017, Ref. Various Purpose Unlimited Tax GO Bonds	4.00%	11/01/2033	4,000	4,402,360
California Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2031	1,070	1,213,145
Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,126,220
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. Special Tax RB	5.00%	09/01/2021	810	930,990
Series 2013, Ref. Special Tax RB	5.00%	09/01/2023	1,000	1,203,290
Foothill-Eastern Transportation Corridor Agency; Subseries 2014 B-2, Ref. Toll Road RB(c)	5.00%	01/15/2020	5,000	5,295,300
Fresno (City of); Series 2010 A-1, Water System RB	5.50%	06/01/2022	1,000	1,122,640
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	5,885	5,879,703
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2021	2,000	2,289,320
Series 2017 A-1, Ref. Tobacco Settlement RB	5.00%	06/01/2029	4,000	4,746,520
Series 2017 A-1, Ref. Tobacco Settlement RB	5.00%	06/01/2026	4,000	4,833,880
Irvine (City of) (Reassessment District No. 13-1);
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/2019	475	500,137
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2020	450	496,629
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2021	375	425,123
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2022	710	823,131
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2023	500	590,010
Lake Elsinore (City of) Public Financing Authority; Series 2015, Ref. Local Agency Special Tax RB	5.00%	09/01/2028	2,300	2,657,420
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.25%	07/01/2022	3,200	3,459,520
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(e)	5.50%	03/01/2018	50	50,665
Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/2023	1,000	1,152,180
Oakland Unified School District (County of Alameda, California);
Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/2028	1,000	1,215,630
Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/2029	1,160	1,399,934

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. Special Tax RB	5.00%	09/01/2022	$575	$666,580
Series 2012, Ref. Special Tax RB	5.00%	09/01/2023	450	518,094
Regents of the University of California;
Series 2009 O, General RB(c)(d)(h)	5.75%	05/15/2019	795	861,883
Series 2009 O, General RB(c)(d)(h)	5.75%	05/15/2019	1,185	1,284,694
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/2024	1,500	1,639,950
Sacramento (County of); Series 2009 D, Sub. Passenger Facility Charge Grant Airport System RB	5.38%	07/01/2026	2,000	2,075,660
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/2020	1,000	1,125,530
San Diego (County of) Regional Airport Authority; Series 2013 B, Sr. RB(a)	5.00%	07/01/2023	700	837,865
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB(a)	5.00%	05/01/2023	2,000	2,265,140
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation RB(c)(d)	6.00%	08/01/2019	1,085	1,192,198
Series 2009 D, Tax Allocation RB(c)(d)	6.25%	08/01/2019	1,000	1,103,550
Series 2011 D, Tax Allocation RB(c)(d)	6.63%	02/01/2021	500	596,370
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. Special Tax RB	5.00%	08/01/2027	750	846,540
Series 2013 B, Special Tax RB	5.00%	08/01/2027	405	457,132
San Jose (City of); Series 2011 A-1, Airport RB(a)	5.25%	03/01/2026	2,000	2,244,760
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS–AGM)(b)	5.50%	08/01/2026	3,195	3,705,433
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, Special Tax RB	5.00%	09/01/2026	1,030	1,173,458
Series 2013, Special Tax RB	5.13%	09/01/2027	1,200	1,363,512
Southern California Public Power Authority (Milford Wind Corridor); Series 2010 1, RB	5.00%	07/01/2024	2,000	2,191,820
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS–AGM)(b)(c)	3.20%	06/01/2020	4,245	4,252,047
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/2023	1,000	1,267,090
				104,019,027

Colorado–1.42%
Centerra Metropolitan District No. 1 (In the City of Loveland);; Series 2017, Ref. Special Tax Allocation RB	5.00%	12/01/2029	4,000	4,326,160
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(e)	5.00%	12/01/2025	550	562,683
Series 2015 A, Ref. RB(e)	5.50%	12/01/2030	750	769,680
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	5.00%	01/15/2022	750	804,765
Series 2010, Private Activity RB	5.25%	07/15/2019	1,000	1,067,710
Denver (City & County of) (Justice System);
Series 2008, Unlimited Tax GO Bonds(h)	5.00%	08/01/2024	2,000	2,078,300
Series 2008, Unlimited Tax GO Bonds(h)	5.00%	08/01/2025	500	519,530
Denver (City & County of); Series 2012 A, Airport System RB(a)	5.00%	11/15/2022	740	867,199
Plaza Metropolitan District No. 1;
Series 2013, Ref. Tax Allocation RB(e)	5.00%	12/01/2017	1,170	1,178,365
Series 2013, Ref. Tax Allocation RB(e)	5.00%	12/01/2021	1,045	1,131,672
Series 2013, Ref. Tax Allocation RB(e)	5.00%	12/01/2022	500	546,695
Regional Transportation District (Fastracks); Series 2017 B, Ref. Sales Tax RB	5.00%	11/01/2034	2,500	3,035,425
University of Colorado; Series 2009 A, Enterprise System RB(c)(d)	5.50%	06/01/2019	1,000	1,079,800
				17,967,984

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–0.60%
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(a)	5.50%	04/01/2021	$1,000	$1,119,150
University of Connecticut; Series 2017 A, RB	5.00%	01/15/2034	5,560	6,403,563
				7,522,713

District of Columbia–1.31%
District of Columbia (Provident Group—Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2030	2,250	2,265,953
District of Columbia Water & Sewer Authority; Series 2016 A, Ref. Sub. Lien Public Utility RB	5.00%	10/01/2034	3,000	3,548,100
District of Columbia; Series 2007 C, Unlimited Tax GO Bonds(c)(d)	5.00%	12/01/2017	3,000	3,032,370
Metropolitan Washington Airports Authority; Series 2016 A, Ref. Airport System RB(a)	5.00%	10/01/2034	2,215	2,591,771
Washington Metropolitan Area Transit Authority; Series 2017 A-2, Ref. Gross RB	5.00%	07/01/2033	4,150	5,033,244
				16,471,438

Florida–3.36%
Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.63%	11/15/2022	1,750	1,755,582
Atlantic Beach (City of) (Fleet Landing);
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2023	565	656,151
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2021	440	494,111
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2022	375	429,225
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	1,000	1,107,210
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2022	2,000	2,331,400
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB(e)	7.25%	05/15/2026	1,215	1,327,072
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB	5.00%	10/01/2026	2,000	2,285,180
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB	5.00%	10/01/2027	1,000	1,147,310
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, Educational Facilities RB(e)	6.00%	06/15/2035	1,265	1,310,995
Manatee (County of) School District;
Series 2017, Sales Tax RB(INS–AGM)(b)	5.00%	10/01/2029	1,000	1,204,050
Series 2017, Sales Tax RB(INS–AGM)(b)	5.00%	10/01/2031	3,000	3,573,540
Series 2017, Sales Tax RB(INS–AGM)(b)	5.00%	10/01/2032	1,250	1,483,188
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center);
Series 2012, RB	5.00%	11/15/2024	1,990	2,241,397
Series 2012, RB	5.50%	11/15/2032	1,670	1,860,280
Miami (City of) Health Facilities Authority (Miami Jewish Health System, Inc.);
Series 2017, Ref. Health Facilities RB	5.00%	07/01/2025	600	676,734
Series 2017, Ref. Health Facilities RB	5.00%	07/01/2026	1,135	1,284,105
Series 2017, Ref. Health Facilities RB	5.00%	07/01/2027	1,000	1,134,100
Miami-Dade (County of) Expressway Authority;
Series 2013 A, Ref. Toll System RB	5.00%	07/01/2022	2,000	2,339,420
Series 2016 A, Ref. Toll System RB	5.00%	07/01/2028	1,625	1,955,882
Orlando (City of) & Orange (County of) Expressway Authority; Series 2012, Ref. RB	5.00%	07/01/2023	1,000	1,173,040
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/2031	4,000	4,454,200
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/2023	1,215	1,375,271
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS–AMBAC)(b)(c)	5.35%	05/01/2018	1,000	1,027,930
Reedy Creek Improvement District;
Series 2013 1, Ref. Utilities RB	5.00%	10/01/2021	885	1,012,900
Series 2013 1, Ref. Utilities RB	5.00%	10/01/2022	800	936,432
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB(e)	5.75%	10/01/2022	750	752,078
Tampa (City of); Series 2010, Ref. Solid Waste System RB (INS–AGM)(a)(b)	5.00%	10/01/2018	1,000	1,042,150
				42,370,933

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–1.22%
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB(c)(d)	6.75%	01/01/2019	$430	$455,370
Atlanta (City of); Series 2009 A, Water & Wastewater RB	5.25%	11/01/2017	1,500	1,511,400
Fulton (County of) Development Authority (Robert Woodruff); Series 2009 B, Ref. RB	5.25%	03/15/2024	1,000	1,064,230
Fulton (County of) Development Authority (Wellstar Health System, Inc.); Series 2017, Anticipation Ctfs. Hospital RB	5.00%	04/01/2033	1,870	2,179,447
Macon-Bibb (County of) Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(e)	5.75%	06/15/2037	1,540	1,621,112
Metropolitan Atlanta Rapid Transit Authority; Series 2016 B, Ref. Sales Tax RB	5.00%	07/01/2032	7,150	8,621,613
				15,453,172

Guam–0.70%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB(d)	5.25%	12/01/2017	1,000	1,011,290
Series 2009 A, Limited Obligation RB(d)	5.50%	12/01/2018	1,000	1,058,370
Guam (Territory of) International Airport Authority; Series 2013 C, General RB(a)	6.00%	10/01/2023	3,000	3,099,330
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB(INS–AGM)(b)	5.00%	10/01/2021	1,500	1,701,420
Series 2012 A, Ref. RB(INS–AGM)(b)	5.00%	10/01/2022	1,700	1,968,481
				8,838,891

Hawaii–1.05%
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.00%	11/15/2027	1,000	1,117,270
Hawaii (State of) Department of Transportation (Airports Division);
Series 2013, Lease Revenue COP(a)	5.00%	08/01/2021	1,000	1,142,610
Series 2013, Lease Revenue COP(a)	5.00%	08/01/2022	2,000	2,332,740
Series 2013, Lease Revenue COP(a)	5.00%	08/01/2023	1,250	1,487,125
Honolulu (City & County of); Series 2015 A, Ref. Jr. Wastewater System RB(h)	5.00%	07/01/2031	6,000	7,159,740
				13,239,485

Idaho–0.04%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	500	531,755

Illinois–13.00%
Bartlett (Village of) (Quarry Redevelopment);
Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,000	1,001,550
Series 2016, Ref. Sr. Lien Tax Increment Allocation RB	4.00%	01/01/2024	3,350	3,287,187
Chicago (City of) (188 West Randolph/Wells Redevelopment); Series 2014, Tax Increment Allocation Revenue COP(e)	6.84%	03/15/2033	2,347	2,346,989
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, Tax Increment Allocation Revenue COP(e)	7.00%	01/15/2029	1,355	1,357,067
Chicago (City of) (Metramarket Chicago); Series 2010 A, Tax Increment Allocation Revenue COP	6.87%	02/15/2024	792	794,557
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB(a)	5.50%	01/01/2027	1,000	1,162,440
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2025	1,000	1,158,700
Series 2014 A, Ref. Second Lien RB(a)	5.00%	01/01/2023	3,000	3,501,000
Chicago (City of) (O’Hare International Airport);
Series 2015 A, Ref. RB(a)	5.00%	01/01/2029	6,000	6,942,600
Series 2017 D, General Sr. Lien Airport RB(a)	5.00%	01/01/2031	1,000	1,177,760
Series 2017 D, General Sr. Lien Airport RB(a)	5.00%	01/01/2032	1,000	1,173,280
Series 2017 D, General Sr. Lien Airport RB(a)	5.00%	01/01/2033	2,000	2,335,860
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. Tax Increment Allocation Revenue COP	7.13%	03/15/2022	564	557,046
Chicago (City of) Metropolitan Water Reclamation District;
Series 2011 B, Capital Improvement Limited Tax GO Bonds(h)	5.00%	12/01/2024	3,000	3,445,140
Series 2015 C, Limited Tax GO Green Bonds(h)	5.00%	12/01/2027	7,000	8,492,050

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds);
Series 2008, Capital Grant Receipts RB(c)(d)	5.25%	06/01/2018	$2,200	$2,273,282
Series 2008, Capital Grant Receipts RB(c)(d)	5.25%	06/01/2018	3,965	4,097,074
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/2027	1,000	1,111,430
Chicago (City of);
Series 2000, Second Lien Waterworks RB	5.00%	11/01/2028	3,750	4,413,300
Series 2000, Second Lien Waterworks RB	5.00%	11/01/2029	5,000	5,835,250
Series 2000, Second Lien Waterworks RB	5.00%	11/01/2030	1,000	1,160,800
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2024	1,795	1,997,314
Series 2007 A, Ref. Unlimited Tax GO Bonds(INS–NATL)(b)	5.00%	01/01/2032	1,075	1,084,148
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2029	2,500	2,830,350
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2030	1,500	1,687,695
Series 2010 A, Ref. Unlimited Tax GO Bonds(INS–AGM)(b)	5.00%	01/01/2029	2,500	2,665,950
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	750	783,083
Series 2015 A, Unlimited Tax GO Bonds	5.38%	01/01/2029	5,000	5,523,200
Series 2017 A, Ref. Unlimited Tax GO Bonds	5.75%	01/01/2034	2,500	2,829,500
Series 2017 B, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2035	3,310	3,730,370
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB(c)(d)	6.13%	11/01/2018	1,000	1,061,780
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	5.25%	03/01/2019	1,000	1,062,050
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/2026	1,000	1,136,240
Series 2014 A, RB	5.00%	09/01/2028	1,250	1,392,862
Illinois (State of) Finance Authority (DePaul University); Series 2013, Ref. RB	5.00%	10/01/2023	750	892,095
Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2007 A, RB(c)(d)	6.00%	02/01/2018	900	919,404
Series 2007 A, RB(c)(d)	6.00%	02/01/2018	1,175	1,200,333
Series 2007 A, RB(c)(d)	6.00%	02/01/2018	380	388,193
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/2022	1,615	1,721,348
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016, RB	2.00%	05/15/2055	271	11,453
Series 2016 B, RB	5.63%	05/15/2020	1,303	1,295,193
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/2028	1,505	1,620,780
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. Sr. Educational Facilities RB	5.00%	02/01/2024	530	555,435
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2034	4,500	5,055,615
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/2023	2,000	2,083,860
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2016 A, Ref. RB	5.25%	08/15/2030	5,000	5,729,250
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, Dedicated State Tax CAB RB(INS–NATL)(b)(f)	0.00%	12/15/2032	10,000	5,490,700
Series 2012 B, Ref. RB	5.00%	12/15/2022	5,010	5,411,652
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS–AGM)(b)(f)	0.00%	12/15/2029	2,550	1,645,438
Illinois (State of) Toll Highway Authority; Series 2014 D, Ref. RB(h)	5.00%	01/01/2024	12,500	15,008,125
Illinois (State of);
Series 2012, Ref. Unlimited Tax GO Bonds(INS–AGM)(b)	5.00%	08/01/2022	1,250	1,391,625
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2027	1,795	1,909,736
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/2022	2,000	2,191,400
Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/2027	1,995	2,208,206
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2020	1,300	1,375,777
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2022	2,000	2,179,880
Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, Unlimited Tax CAB GO Bonds(d)(f)	0.00%	12/01/2021	330	312,008

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Madison & Jersey Counties Community Unit School District No. 11 (Alton); Series 2002, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(f)	0.00%	12/01/2020	$2,900	$2,722,462
Manhattan (Village of) Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. Sr. Lien Special Tax RB	4.25%	03/01/2024	1,279	1,286,444
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/2021	3,000	3,426,360
Series 2010, RB	5.38%	06/01/2021	525	602,002
Springfield (City of);
Series 2015, Ref. Electric Sr. Lien RB	5.00%	03/01/2032	2,000	2,294,340
Series 2015, Ref. Sr. Lien Electric RB	5.00%	03/01/2033	3,500	3,999,835
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.00%	04/01/2026	3,425	3,760,821
				164,098,674

Indiana–2.61%
Indiana (State of) Finance Authority (I-69 Section 5);
Series 2014, RB(a)	5.25%	09/01/2028	1,980	2,156,279
Series 2014, RB(a)	5.25%	09/01/2029	3,000	3,251,790
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services);
Series 2006 E, Ref. Health System RB(c)(d)	5.25%	05/01/2018	365	375,855
Series 2006 E, Ref. Health System RB(c)(d)	5.25%	05/01/2018	200	205,948
Series 2006 E, Ref. Health System RB(c)(d)	5.25%	05/01/2018	175	180,205
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB(c)(d)	5.25%	01/01/2019	500	529,720
Michigan City Area-Wide School Building Corp.; Series 2002, First Mortgage CAB RB (INS–NATL)(b)(f)	0.00%	01/15/2018	3,000	2,990,370
Noblesville High School Building Corp.; Series 1993, First Mortgage CAB RB (INS–AMBAC)(b)(f)	0.00%	02/15/2019	1,850	1,814,591
Northern Indiana Commuter Transportation District;
Series 2016, Limited Obligation RB	5.00%	07/01/2027	1,800	2,188,098
Series 2016, Limited Obligation RB	5.00%	07/01/2028	1,250	1,504,525
Northwest Allen School Building Corp.; Series 2008, First Mortgage RB(c)(d)	5.00%	01/15/2018	3,200	3,250,304
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(a)	5.88%	01/01/2024	1,265	1,420,140
Whiting (City of) (BP Products North America);
Series 2008, Environmental Facilities RB(c)	1.85%	10/01/2019	6,000	6,049,620
Series 2014, Environmental Facilities Floating Rate RB (SIFMA Municipal Swap Index + 0.75%)(a)(c)(g)	1.54%	12/02/2019	7,000	6,999,440
				32,916,885

Iowa–1.45%
Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB(c)(d)	5.63%	06/01/2018	1,000	1,036,710
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB(c)(d)	5.50%	06/15/2020	2,255	2,532,162
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	2,990	3,055,421
Series 2013, Midwestern Disaster Area RB(e)	5.88%	12/01/2026	2,565	2,684,401
Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (INS–AGC)(b)	5.00%	02/15/2019	1,000	1,056,790
Iowa (State of) Finance Authority (Mercy Medical Center);
Series 2012, Health Facilities RB	4.00%	08/15/2022	1,905	2,129,847
Series 2012, Health Facilities RB	4.00%	08/15/2023	1,200	1,333,008
Iowa (State of) Tobacco Settlement Authority; Series 2005 B, Asset-Backed RB	5.60%	06/01/2034	1,750	1,760,763
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB(a)	5.50%	12/01/2025	2,535	2,730,220
				18,319,322

Kansas–0.58%
Harvey County Unified School District No. 373 (Newton); Series 2007, Ref. & Improvement Unlimited Tax GO Bonds (INS–NATL)(b)	5.00%	09/01/2019	2,630	2,731,623
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/2023	1,000	1,101,960

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/2031	$1,000	$1,075,850
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.00%	07/01/2028	1,140	1,291,791
Wichita (City of) (Kansas Masonic Home); Series 2016 II-A, Health Care Facilities RB	5.25%	12/01/2036	1,000	1,060,050
				7,261,274

Kentucky–2.10%
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital RB	5.00%	08/15/2018	1,000	1,035,190
Series 2009 A, Hospital RB	5.38%	08/15/2024	1,000	1,041,340
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2021	1,000	1,073,270
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Highway); Series 2015 A, Sr. RB	5.00%	07/01/2030	3,000	3,387,270
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015, Sr. RB	5.00%	07/01/2027	1,500	1,726,290
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2032	1,435	1,610,171
Kentucky (State of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. Health Care Facilities RB	5.50%	11/15/2035	1,750	1,793,960
Kentucky (State of) Municipal Power Agency (Prairie State); Series 2016, Ref. Power System RB (INS–NATL)(b)	5.00%	09/01/2031	5,000	5,783,650
Kentucky (State of) Municipal Power Agency;
Series 2015 A, Ref. Power System RB(INS–NATL)(b)	5.00%	09/01/2026	1,000	1,195,450
Series 2015 A, Ref. Power System RB(INS–NATL)(b)	5.00%	09/01/2027	1,620	1,914,143
Series 2015 A, Ref. Power System RB(INS–NATL)(b)	5.00%	09/01/2028	1,260	1,468,883
Paducah (City of) Electric Plant Board;
Series 2009 A, RB(c)(d)	5.00%	04/01/2019	1,000	1,064,470
Series 2016 A, Ref. RB(INS–AGM)(b)	5.00%	10/01/2032	3,000	3,471,300
				26,565,387

Louisiana–2.44%
Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, Power RB	5.00%	01/01/2022	1,000	1,143,130
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation);
Series 2017 A, Ref. RB	5.00%	10/01/2030	1,400	1,663,844
Series 2017 A, Ref. RB	5.00%	10/01/2031	1,000	1,182,440
Louisiana Citizens Property Insurance Corp.; Series 2009 C-1, Assessment RB(c)(d)	5.88%	06/01/2018	1,000	1,038,120
New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring General Airport RB(INS–AGC)(b)	5.00%	01/01/2018	1,235	1,252,043
Series 2009 A-1, Ref. & Restructuring General Airport RB(INS–AGC)(b)	5.00%	01/01/2019	500	527,035
Series 2015 B, RB(a)	5.00%	01/01/2027	1,750	2,054,237
Series 2015 B, RB(a)	5.00%	01/01/2029	1,805	2,096,399
New Orleans (City of);
Series 2014, Ref. Water RB	5.00%	12/01/2026	1,250	1,475,962
Series 2015, Sewerage Service RB	5.00%	06/01/2030	500	583,310
Series 2015, Sewerage Service RB	5.00%	06/01/2032	300	347,493
Series 2015, Sewerage Service RB	5.00%	06/01/2033	1,050	1,213,055
Series 2015, Sewerage Service RB	5.00%	06/01/2034	1,000	1,151,520
Series 2015, Sewerage Service RB	5.00%	06/01/2035	500	573,885
Series 2015, Water System RB	5.00%	12/01/2030	500	584,285
Series 2015, Water System RB	5.00%	12/01/2031	1,750	2,037,385
Series 2015, Water System RB	5.00%	12/01/2032	1,000	1,160,220
Series 2015, Water System RB	5.00%	12/01/2034	1,200	1,378,920
Series 2015, Water System RB	5.00%	12/01/2035	1,165	1,335,952

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
St. Tammany (Parish of) Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.00%	11/15/2024	$1,250	$1,367,300
Series 2015, Ref. RB	5.25%	11/15/2029	1,250	1,353,213
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	5,000	5,338,950
				30,858,698

Maine–0.08%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	5.00%	07/01/2019	1,000	1,034,580

Maryland–1.73%
Baltimore (City of); Series 2017, Ref. Convention Center Hotel RB	5.00%	09/01/2033	1,105	1,284,342
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/2026	4,500	5,194,890
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB(c)(d)	5.50%	01/01/2021	1,000	1,145,380
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2011, RB(c)(d)	6.00%	07/01/2021	335	397,417
Series 2011, RB(c)(d)	6.00%	07/01/2021	200	237,264
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB(c)(d)	5.25%	01/01/2018	250	253,735
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/2020	3,000	3,195,660
Maryland Economic Development Corp. (Purple Line Light Rail);
Series 2016, Private Activity RB(a)	5.00%	09/30/2029	2,100	2,462,292
Series 2016 D, Private Activity RB(a)	5.00%	03/31/2036	5,100	5,801,301
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.13%	06/01/2020	1,765	1,867,758
				21,840,039

Massachusetts–0.32%
Massachusetts (State of) Development Finance Agency (Carleton Willard Village); Series 2010, RB	5.25%	12/01/2025	650	700,135
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB(c)(d)	5.75%	05/01/2019	1,500	1,620,750
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB(c)(d)	6.70%	10/15/2019	500	560,625
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,160,860
				4,042,370

Michigan–4.19%
Brandon School District; Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	05/01/2018	1,410	1,449,565
Charyl Stockwell Academy; Series 2015, Public School Academy Ref. RB	4.88%	10/01/2023	390	401,774
Greenville Public Schools; Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	05/01/2018	1,235	1,269,654
Lansing (City of) Board of Water & Light; Series 2008 A, Water Supply, Steam, Chilled Water & Electric Utility System RB(c)(d)	5.00%	07/01/2018	1,000	1,035,140
Michigan (State of) Buillding Authority (Facilities Program); Series 2015 I, Ref. RB	5.00%	04/15/2031	5,000	5,873,400
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-2, Ref. Local Government Loan Program RB(INS–AGM)(b)	5.00%	07/01/2026	9,000	10,571,940
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	5,000	5,711,450
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	5,000	5,220,800
Michigan (State of) Finance Authority (Mclaren Health Care); Series 2015 D-2, Ref. Floating Rate Hospital RB (1 mo. USD LIBOR + 0.75%)(c)(g)	1.59%	10/15/2020	2,500	2,509,950
Michigan (State of) Finance Authority (Trinity Health); Series 2015, Floating Rate Hospital RB (1 mo. USD LIBOR + 0.54%)(c)(g)	1.37%	12/01/2020	3,500	3,500,280
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	2,000	1,985,900
Regents of the University of Michigan; Series 2012 E, SIFMA Index Floating Rate General RB (SIFMA Municipal Swap Index + 0.43%)(c)(g)	1.22%	04/02/2018	3,215	3,218,826

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Summit Academy North;
Series 2016, Ref. Public School Academy RB	4.00%	11/01/2021	$1,000	$1,009,140
Series 2016, Ref. Public School Academy RB	5.00%	11/01/2031	1,665	1,694,154
Traverse City Area Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds(INS–AGM)(b)	5.00%	05/01/2018	2,280	2,343,201
Series 2008, Ref. Unlimited Tax GO Bonds(INS–AGM)(b)	5.00%	05/01/2019	2,260	2,323,077
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB(a)	5.00%	12/01/2028	2,500	2,772,475
				52,890,726

Minnesota–0.68%
Maple Grove (City of) (Maple Grove Hospital Corp.);
Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2031	500	585,185
Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2032	1,600	1,865,264
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB(c)(d)	6.38%	11/15/2018	500	533,230
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	1,750	1,999,112
St. Paul (City of) Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, Charter School Lease RB	5.13%	10/01/2023	280	284,077
Woodbury (City of) Housing & Redevelopment Authority (St. Therese of Woodbury);
Series 2014, RB	2.30%	12/01/2017	120	120,031
Series 2014, RB	2.60%	12/01/2018	120	120,204
Series 2014, RB	2.90%	12/01/2019	455	458,153
Series 2014, RB	3.15%	12/01/2020	620	629,387
Series 2014, RB	3.60%	12/01/2021	225	230,648
Series 2014, RB	4.00%	12/01/2022	265	275,942
Series 2014, RB	4.00%	12/01/2023	200	207,286
Series 2014, RB	4.00%	12/01/2024	175	180,712
Series 2014, RB	5.00%	12/01/2029	1,000	1,040,720
				8,529,951

Mississippi–0.35%
Jackson (County of) Mississippi (Chevron U.S.A. Inc.); Series 1993, Ref. VRD Port Facility RB(i)	0.82%	06/01/2023	3,800	3,800,000
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/2022	625	630,887
				4,430,887

Missouri–2.05%
Bridgeton (City of) Industrial Development Authority (Sarah Community);
Series 2013, Ref. RB	4.00%	05/01/2024	500	501,100
Series 2013, Ref. RB	4.50%	05/01/2028	1,500	1,502,520
Cape Girardeau (County of) Industrial Development Authority (South Eastern Health); Series 2017, Ref. Health Facilities RB	5.00%	03/01/2036	2,000	2,223,600
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB(c)(d)	5.00%	06/01/2019	525	562,538
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2023	1,000	1,153,470
Series 2011 A, Ref. RB	5.50%	09/01/2024	2,000	2,287,380
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,232,140
Kansas City (City of); Series 2017 C, Ref. Special Obligation RB	5.00%	09/01/2032	1,850	2,209,973
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017, Ref. Retirement Community RB	5.25%	05/15/2032	2,685	2,865,700
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/2025	1,775	1,810,251
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2016, Ref. Senior Living Facilities RB	5.00%	02/01/2033	1,305	1,440,603
Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2); Series 2014 A, Ref. Power Project RB	5.00%	01/01/2029	2,000	2,334,460

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street);
Series 2015 A, Ref. Power Project RB	5.00%	06/01/2027	$1,500	$1,800,390
Series 2015 A, Ref. Power Project RB	5.00%	12/01/2027	640	765,888
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, Senior Living Facilities RB	4.50%	09/01/2023	340	377,230
Series 2012, Senior Living Facilities RB	5.00%	09/01/2032	1,490	1,616,605
St. Louis (County of) Industrial Development Authority (Friendship Village West County); Series 2007 A, Senior Living Facilities RB	5.25%	09/01/2017	250	250,000
				25,933,848

Nebraska–1.49%
Central Plains Energy Project (No. 3);
Series 2012, Gas RB	5.00%	09/01/2032	5,000	5,534,500
Series 2012, Gas RB	5.25%	09/01/2037	5,000	5,567,850
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center);
Series 2012, Ref. RB	4.00%	11/01/2022	720	784,757
Series 2012, Ref. RB	5.00%	11/01/2023	500	564,400
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB(c)(d)	5.13%	04/01/2019	560	597,475
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,774,950
				18,823,932

Nevada–1.00%
Carson City (City of) (Carson-Tahoe Regional Medical Center); Series 2012, Ref. Hospital RB	5.00%	09/01/2027	1,000	1,112,010
Clark (County of) (Special Improvement District No. 159);
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2026	150	160,192
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2029	1,400	1,480,514
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2031	1,545	1,623,208
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2032	380	397,936
Clark (County of);
Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB(a)	5.00%	07/01/2019	1,020	1,092,950
Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB(a)	5.00%	07/01/2020	1,000	1,107,010
Director of the State of Nevada Department of Business & Industry (Republic Services, Inc.); Series 2003, Solid Waste Disposal RB(a)(c)(e)	5.63%	06/01/2018	1,100	1,132,747
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/2024	1,800	1,932,660
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB(c)(d)	7.00%	06/15/2019	1,000	1,107,110
Washoe County School District; Series 2008 A, School Improvement Limited Tax GO Bonds(c)(d)	4.75%	06/01/2018	1,405	1,447,333
				12,593,670

New Hampshire–0.13%
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2027	1,500	1,666,080

New Jersey–6.35%
Gloucester (County of) Improvement Authority (Waste Management Inc.); Series 1999 B, Ref. Solid Waste RB(a)(c)	2.50%	12/01/2017	500	501,660
Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(a)	5.00%	12/01/2024	4,000	4,386,960
Monmouth (County of) Improvement Authority;
Series 2007, Governmental Loan RB(d)	5.00%	12/01/2017	10	10,107
Series 2007, Governmental Loan RB(INS–AMBAC)(b)	5.00%	12/01/2017	1,990	2,008,487
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology Inc.);
Series 2012 C, RB	5.00%	07/01/2022	1,350	1,350,486
Series 2012 C, RB	5.00%	07/01/2032	475	437,945

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB(a)	5.00%	07/01/2021	$425	$470,649
Series 2013, Private Activity RB(a)	5.00%	01/01/2028	1,000	1,110,280
Series 2013, Private Activity RB(a)	5.50%	01/01/2026	1,390	1,591,606
Series 2013, Private Activity RB(a)	5.50%	01/01/2027	1,130	1,290,392
New Jersey (State of) Economic Development Authority;
Series 2012, Ref. RB	5.00%	06/15/2023	2,000	2,223,940
Series 2012, Ref. RB	5.00%	06/15/2025	3,050	3,332,400
New Jersey (State of) Educational Facilities Authority (Stockton University);
Series 2016 A, Ref. RB(INS–AGM)(b)	5.00%	07/01/2034	1,400	1,621,690
Series 2016 A, Ref. RB(INS–AGM)(b)	5.00%	07/01/2035	1,720	1,985,138
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group);
Series 2011, Ref. RB	5.00%	07/01/2025	1,500	1,721,985
Series 2011, Ref. RB	5.00%	07/01/2027	2,000	2,269,160
New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System);
Series 2016, Ref. RB	5.00%	07/01/2030	1,200	1,407,864
Series 2016, Ref. RB	5.00%	07/01/2031	1,000	1,166,810
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.) Series 2004 A, Ref. RB(d)	5.25%	07/01/2020	1,000	1,118,120
New Jersey (State of) Transportation Trust Fund Authority;
Series 2010 D, Transportation System RB	5.25%	12/15/2023	4,000	4,580,120
Series 2013 AA, Transportation Program RB	5.00%	06/15/2021	5,270	5,788,726
Series 2014, Floating Rate Transportation Program RN (SIFMA Municipal Swap Index + 1.00%)(c)(g)	1.79%	12/15/2019	2,500	2,467,425
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2028	10,000	10,242,100
New Jersey (State of) Turnpike Authority;
Series 2013 E, Floating Rate RB (SIFMA Municipal Swap Index + 0.68%)(c)(g)	1.47%	01/01/2018	2,000	2,000,560
Series 2017 A, RB	5.00%	01/01/2034	5,000	5,911,300
North Hudson Sewerage Authority; Series 2012 A, Sr. Lien Gross Revenue Lease Ctfs.	5.00%	06/01/2024	605	694,504
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(a)	5.00%	12/01/2023	5,000	5,471,650
Tobacco Settlement Financing Corp.;
Series 2007 1-A, Asset-Backed RB	4.50%	06/01/2023	6,200	6,207,130
Series 2007 1-A, Asset-Backed RB	5.00%	06/01/2029	4,810	4,810,289
Series 2007 1-A, Asset-Backed RB	5.00%	06/01/2041	2,000	1,943,260
				80,122,743

New Mexico–0.87%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR(c)	5.20%	06/01/2020	1,700	1,860,990
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/2022	1,725	1,792,741
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	5.00%	07/01/2019	265	273,591
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB(c)(d)	6.00%	08/01/2018	1,000	1,047,550
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014 B, Gas Supply Floating Rate RB (1 mo. USD LIBOR + 0.75%)(c)(g)	1.58%	08/01/2019	6,000	5,999,280
				10,974,152

New York–6.77%
Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 A, Civic Facility RB(c)(d)	5.75%	11/15/2017	500	505,160
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB(d)	5.75%	07/15/2019	290	316,387
Series 2009, PILOT RB	5.75%	07/15/2019	710	769,079

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (Pratt Paper Inc.);
Series 2014, Ref. Waste Disposal RB(a)(e)	3.75%	01/01/2020	$1,000	$1,023,150
Series 2014, Ref. Waste Disposal RB(a)(e)	4.50%	01/01/2025	1,000	1,064,010
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. Second Indenture RB	5.00%	02/15/2035	5,000	5,967,800
Long Island (City of) Power Authority; Series 2014 C, Ref. Electric System Floating Rate General RN (1 mo. USD LIBOR + 0.65%)(c)(g)	1.52%	11/01/2018	5,000	5,006,450
Long Island Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2034	4,000	4,621,840
Metropolitan Transportation Authority;
Series 2002 A, Ref. Service Contract RB	5.75%	07/01/2018	1,000	1,041,700
Subseries 2012 A-2, Transportation Floating Rate RB (SIFMA Municipal Swap Index + 0.58%)(c)(g)	1.37%	06/01/2019	5,000	5,003,200
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	2,100	2,089,353
New York & New Jersey (States of) Port Authority; Two Hundred Second Series 2017, Ref. Consolidated RB(a)	5.00%	10/15/2035	3,000	3,531,090
New York (City of) Industrial Development Agency (Queens Baseball Stadium);
Series 2009, PILOT RB(INS–AGC)(b)	5.00%	01/01/2018	200	202,408
Series 2009, PILOT RB(INS–AGC)(b)	5.00%	01/01/2019	200	209,256
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB(h)	5.00%	01/15/2021	1,000	1,056,570
Series 2017 A-2, Future Tax Sec. RB	5.00%	08/01/2035	10,000	12,018,000
New York (City of);
Series 2016 E, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2027	5,000	6,215,550
Subseries 2008 J-4, Floating Rate Unlimited Tax GO Bonds (SIFMA Municipal Swap Index + 0.55%)(g)	1.34%	08/01/2025	3,000	3,000,030
New York (State of) Dormitory Authority (General Purpose); Series 2017 A, Ref. State Personal Income Tax RB	4.00%	02/15/2034	5,000	5,460,600
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(e)	5.00%	12/01/2033	2,000	2,233,640
Series 2017, Ref. RB(e)	5.00%	12/01/2034	1,000	1,109,860
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB(a)	5.00%	08/01/2026	5,000	5,378,300
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB(a)	5.00%	07/01/2034	4,000	4,417,960
Niagara Falls (City of); Series 1994, Public Improvement Unlimited Tax GO Bonds (INS–NATL)(b)	6.90%	03/01/2020	5	5,025
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB(c)(d)	4.63%	07/01/2019	1,000	1,067,000
Syracuse (City of) Industrial Development Agency (Carousel Center); Series 2016 A, Ref. PILOT RB(a)	5.00%	01/01/2032	1,250	1,442,038
Triborough Bridge & Tunnel Authority; Subseries 2016 B-4A, Ref. Floating Rate General RB (1 mo. USD LIBOR + 0.70%)(c)(g)	1.53%	02/01/2021	5,600	5,631,136
TSASC, Inc.;
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2033	1,500	1,696,350
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2034	2,990	3,370,806
				85,453,748

North Carolina–1.69%
Charlotte (City of) (Charlotte Douglas International Airport);
Series 2017 A, Airport RB	5.00%	07/01/2034	750	903,825
Series 2017 A, Airport RB	5.00%	07/01/2035	1,000	1,200,300
New Hanover (County of) (New Hanover Regional Medical Center); Series 2017, Ref. Hospital RB	5.00%	10/01/2036	1,500	1,759,335
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(a)	5.00%	06/30/2026	1,700	1,903,592
Series 2015, RB(a)	5.00%	06/30/2027	1,215	1,351,627
Series 2015, RB(a)	5.00%	06/30/2029	1,340	1,476,130
Series 2015, RB(a)	5.00%	06/30/2030	1,405	1,547,734
North Carolina (State of) Eastern Municipal Power Agency;
Series 2008 C, Power System RB(d)	6.00%	01/01/2019	465	483,670
Series 2008 C, Power System RB(c)(d)	6.75%	01/01/2019	1,000	1,078,320

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/2024	$1,800	$1,882,854
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB(c)(d)	5.30%	10/01/2017	250	250,940
North Carolina (State of) Municipal Power Agency #1 (Catawba); Series 2015 A, Ref. Electric RB	5.00%	01/01/2028	5,000	6,047,800
North Carolina (State of) Turnpike Authority; Series 2017, Ref. Sr. Lien Triangle Expressway System RB (INS–AGM)(b)	5.00%	01/01/2031	1,250	1,488,025
				21,374,152

North Dakota–0.39%
Burleigh (County of) (University of Mary);
Series 2016, Education Facilities RB	4.38%	04/15/2026	755	773,784
Series 2016, Education Facilities RB	5.10%	04/15/2036	2,815	2,873,890
North Dakota (State of) Public Finance Authority (State Revolving Fund Program); Series 2008 A, Ref. RB(c)(d)	5.50%	10/01/2018	1,195	1,255,850
				4,903,524

Ohio–2.65%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/2020	415	336,109
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2021	1,250	1,409,737
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.25%	02/15/2019	1,175	1,247,333
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	4,000	3,838,080
Centerville (City of) (Graceworks Lutheran Services); Series 2017, Ref. Health Care RB	5.25%	11/01/2037	2,195	2,348,343
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(e)	5.75%	01/01/2024	1,000	1,074,990
Cleveland (City of) (Bridges & Roadways Improvements); Series 2008 B, Sub. Lien Income Tax RB(c)(d)	5.00%	04/01/2018	1,555	1,593,300
Cleveland (City of); Series 2012 A, Ref. Airport System RB	5.00%	01/01/2027	2,750	3,084,675
Cuyahoga (County of) (Metrohealth System);
Series 2017, Ref. Hospital RB	5.00%	02/15/2031	1,750	1,940,417
Series 2017, Ref. Hospital RB	5.00%	02/15/2032	2,500	2,757,275
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/2033	1,000	972,690
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2023	1,500	1,747,635
Hamilton (County of); Series 2016 A, Ref. Sales Tax RB	5.00%	12/01/2027	3,410	4,277,299
Lancaster Port Authority; Series 2014, Gas Supply Ref. Floating Rate RB (1 mo. USD LIBOR + 0.72%)(c)(g)	1.55%	08/01/2019	2,000	1,990,940
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.00%	04/01/2020	395	418,273
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB(a)	5.00%	12/31/2025	1,300	1,529,866
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	1,160	1,152,124
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(c)	4.38%	06/01/2022	1,700	1,673,990
				33,393,076

Oklahoma–0.81%
Chickasawa Nation; Series 2007, Health System RB(e)	5.38%	12/01/2017	110	110,849
Comanche (County of) Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2023	2,815	3,091,996
Payne (County of) Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB	4.75%	11/01/2023	1,640	1,620,419
Tulsa (City of) Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(c)	5.00%	06/01/2025	5,000	5,420,900
				10,244,164

Oregon–0.57%
Portland (Port of); Series 2017 24-B, Airport RB(a)	5.00%	07/01/2035	3,255	3,813,200
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.00%	05/15/2022	1,000	1,081,910

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–(continued)
Tri-County Metropolitan Transportation District; Series 2011 A, Capital Grant Receipt RB(c)(d)	5.00%	10/01/2021	$2,000	$2,314,060
				7,209,170

Pennsylvania–4.24%
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2008 A, RB	5.00%	09/01/2018	3,000	3,122,490
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.00%	09/01/2021	410	410,693
Beaver (County of) Industrial Development Authority (FirstEnergy Generation); Series 2008 B, Ref. PCR(c)	4.25%	04/01/2021	2,500	2,460,775
Cumberland (County of) Municipal Authority (Asbury Obligated Group);
Series 2012, Ref. RB	5.00%	01/01/2022	750	796,537
Series 2012, Ref. RB	5.25%	01/01/2027	1,275	1,328,741
Delaware (County of) Authority (Elwyn); Series 2010, RB	5.00%	06/01/2020	1,980	1,985,564
Girard School District;
Series 1992 B, Unlimited Tax CAB GO Bonds(INS–NATL)(b)(f)	0.00%	10/01/2018	700	688,058
Series 1992 B, Unlimited Tax CAB GO Bonds(INS–NATL)(b)(f)	0.00%	10/01/2019	250	241,388
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.25%	07/01/2020	1,055	1,086,471
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/2025	2,000	2,238,300
Montgomery (County of) Industrial Development Authority (PECO Energy Company); Series 1999, Ref. RB(a)(c)	2.70%	04/01/2020	4,380	4,406,543
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027	1,500	1,572,990
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.);
Series 2015, RB(a)	5.00%	12/31/2027	5,965	7,031,482
Series 2015, RB(a)	5.00%	12/31/2034	2,630	2,989,495
Pennsylvania (State of) Turnpike Commission;
Series 2013 B, Floating Rate RB (SIFMA Municipal Swap Index + 1.15%)(g)	1.94%	12/01/2019	2,000	2,010,300
Series 2014 B-1, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.98%)(g)	1.77%	12/01/2021	5,000	5,072,350
Series 2015 A-2, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.65%)(g)	1.44%	12/01/2018	6,455	6,454,806
Philadelphia (City of) Gas Works;
Series 2015, Ref. RB	5.00%	08/01/2031	1,000	1,168,360
Series 2015, Ref. RB	5.00%	08/01/2032	1,000	1,164,480
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	3,000	3,476,640
Philadelphia School District; Series 2007 A, Ref. Unlimited Tax GO Bonds (INS–NATL)(b)	5.00%	06/01/2025	2,400	2,771,232
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.00%	11/01/2025	1,000	1,090,590
				53,568,285

Rhode Island–0.55%
Rhode Island Health & Educational Building Corp. (University of Rhode Island—Auxiliary Enterprise); Series 2013 C, Ref. Higher Education Facility RB	5.00%	09/15/2022	1,000	1,168,310
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,375	1,586,296
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	1,029,924
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,224,537
Series 2015 B, Ref. RB	2.25%	06/01/2041	1,985	1,990,558
				6,999,625

South Carolina–1.23%
Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/2026	4,650	5,266,683

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
Piedmont Municipal Power Agency;
Series 2008 A-2, Electric RB(c)(d)	5.00%	01/01/2018	$275	$278,872
Series 2008 A-2, Electric RB	5.00%	01/01/2024	725	734,860
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/2021	2,000	2,171,900
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(b)	5.00%	02/01/2019	1,000	1,058,380
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, Health Facilities RB	5.00%	05/01/2023	1,000	1,071,720
Series 2013, Health Facilities RB	5.00%	05/01/2028	1,250	1,307,338
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2026	3,215	3,655,937
				15,545,690

South Dakota–0.10%
South Dakota (State of) Health & Educational Facilities Authority (Regional Health);
Series 2010, RB	5.00%	09/01/2021	605	670,401
Series 2010, RB	5.00%	09/01/2022	500	552,335
				1,222,736

Tennessee–1.13%
Bristol (City of) Industrial Development Board (Pinnacle); Series 2016, Tax Increment Allocation RB	4.25%	06/01/2021	850	868,581
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/2019	770	813,505
Series 2012, Ref. & Improvement RB	5.00%	07/01/2022	500	564,465
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University Medical Center);
Series 2016 A, RB	5.00%	07/01/2031	1,000	1,166,810
Series 2016 A, RB	5.00%	07/01/2035	2,000	2,293,260
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare);
Series 2008 C, RB	5.25%	06/01/2018	1,000	1,032,240
Series 2017 A, RB	5.00%	05/01/2031	1,185	1,416,596
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown Inc.); Series 2014, Residential Care Facility Mortgage RB	5.00%	12/01/2029	650	678,931
Tennessee Energy Acquisition Corp.;
Series 2006 C, Gas RB	5.00%	02/01/2023	1,360	1,543,015
Series 2006 C, Gas RB	5.00%	02/01/2024	3,225	3,694,012
Series 2006 C, Gas RB	5.00%	02/01/2027	150	176,468
				14,247,883

Texas–10.12%
Arlington Higher Education Finance Corp. (Universal Academy);
Series 2014 A, Education RB	5.88%	03/01/2024	300	310,713
Series 2014 A, Education RB	6.63%	03/01/2029	1,000	1,040,860
Austin (City of);
Series 2009 A, Ref. Water & Wastewater System RB(c)(d)	5.00%	11/15/2019	350	381,364
Series 2009 A, Ref. Water & Wastewater System RB(c)(d)	5.00%	11/15/2019	1,150	1,253,052
Austin Convention Enterprises, Inc.;
Series 2017, Ref. First Tier Convention Center RB	5.00%	01/01/2033	1,200	1,388,772
Series 2017, Ref. Sub. Second Tier Convention Center RB	5.00%	01/01/2032	500	567,350
Brownsville (City of);
Series 2008, Ref. Utilities System RB(c)(d)	5.00%	09/01/2018	1,010	1,052,127
Series 2008, Ref. Utilities System RB(INS–AGM)(b)	5.00%	09/01/2023	230	239,304
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin);
Series 2005 A, RB	5.50%	04/01/2023	1,670	1,819,966
Series 2005 A, RB	5.50%	04/01/2025	1,610	1,745,868

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/2033	$1,250	$1,471,000
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2015 A, Education RB	5.13%	08/15/2030	3,000	3,123,150
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS–AGC)(b)	5.00%	08/15/2018	1,500	1,557,390
Dallas-Fort Worth (Cities of) International Airport; Series 2014 A, Ref. RB(a)	5.25%	11/01/2026	2,000	2,359,580
Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2022	150	164,126
Series 2014 A, Ref. RB	5.00%	09/01/2023	150	164,549
Series 2014 A, Ref. RB	5.00%	09/01/2024	265	291,042
Series 2014 A, Ref. RB	5.25%	09/01/2029	1,000	1,097,410
Greenville (City of);
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/2025	2,355	2,487,822
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/2026	2,475	2,613,847
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(i)	0.87%	11/01/2041	2,800	2,800,000
Gulf Coast Waste Disposal Authority;
Series 2013, Bayport Area System RB(INS–AGM)(b)	5.00%	10/01/2021	1,250	1,430,112
Series 2013, Bayport Area System RB(INS–AGM)(b)	5.00%	10/01/2023	2,610	3,033,577
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.);
Series 2013 A, First Mortgage RB	4.00%	01/01/2023	1,155	1,183,967
Series 2013 A, First Mortgage RB	5.00%	01/01/2033	1,090	1,126,482
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. Floating Rate Hospital RB (SIFMA Municipal Swap Index + 0.75%)(g)	1.54%	06/01/2020	2,000	2,004,300
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital); Series 2015, Floating Rate RB (1 mo. USD LIBOR + 0.85%)(c)(g)	1.69%	06/01/2020	5,000	5,054,850
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	1,500	1,668,255
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(c)(d)	7.00%	12/01/2018	500	538,570
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS–AGC)(b)	5.25%	11/15/2024	1,950	2,052,394
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB(c)(d)	5.00%	12/01/2019	2,500	2,727,075
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/2023	500	506,980
Houston (City of);
Series 2011 A, Ref. Sub. Lien Airport System RB(a)	5.00%	07/01/2025	1,000	1,125,110
Series 2015 C, Ref. Airport System RB(a)	5.00%	07/15/2020	5,000	5,377,350
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2024	2,315	2,801,520
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2031	5,000	5,935,050
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2033	3,000	3,530,910
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB(d)	5.88%	05/15/2021	505	547,950
Series 2012 A, RB	4.00%	02/15/2022	420	442,592
Katy (City of) Independent School District; Series 2015 C, Ref. Floating Rate Unlimited Tax GO Bonds (1 mo. USD LIBOR + 0.55%) (CEP–Texas Permanent School Fund)(c)(g)	1.37%	08/15/2019	8,000	8,011,280
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.); Series 2014, Ref. RB	5.00%	02/15/2024	350	392,168
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.25%	01/01/2033	1,600	1,802,336
New Hope Cultural Education Facilities Corp. (Wesleyan Homes Inc.);
Series 2014, Retirement Facilities RB	5.25%	01/01/2029	1,500	1,578,600
Series 2014, Retirement Facilities RB	5.50%	01/01/2035	1,400	1,466,934
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 B-1, TEMPS-80SM RB	3.25%	11/15/2022	1,300	1,296,724
Series 2016 B-2, TEMPS-50SM RB	3.00%	11/15/2021	500	498,490

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/2029	$620	$684,598
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, Education RB(e)	4.63%	08/15/2025	1,000	1,018,310
North Texas Tollway Authority;
Series 2008, Ref. First Tier RB(c)(d)	6.00%	01/01/2018	875	890,286
Series 2008, Ref. First Tier RB	6.00%	01/01/2023	125	127,188
Series 2014 C, Ref. Floating Rate First Tier RB (SIFMA Municipal Swap Index + 0.67%)(c)(g)	1.46%	01/01/2020	5,000	5,006,150
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock and Wharf Facility RB(a)(c)(e)	7.25%	02/13/2020	2,000	2,075,180
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas, LLC); Series 2016 A, Education RB	5.00%	08/15/2036	1,810	1,853,259
SA Energy Acquisition Public Facility Corp.; Series 2007, Gas Supply RB	5.50%	08/01/2021	1,475	1,669,125
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System);
Series 2009, Ref. Hospital RB(c)(d)	5.75%	11/15/2018	565	598,533
Series 2009, Ref. Hospital RB(c)(d)	5.75%	11/15/2018	435	460,817
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.);
Series 2007, Retirement Facility RB(d)	5.00%	11/15/2017	220	221,929
Series 2007, Retirement Facility RB(d)	5.00%	11/15/2017	280	282,344
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008, Ref. RB (INS–AGC)(b)	5.75%	07/01/2018	380	393,479
Tarrant County Cultural Education Facilities Finance Corp. (SQLC Senior Living Center at Corpus Christi, Inc.-Mirador); Series 2017 A, Retirement Facility RB	4.13%	11/15/2028	2,680	2,260,258
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 C, Ref. Sub. RB	5.00%	08/15/2033	5,000	5,667,150
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002, First Tier CAB RB(d)(f)	0.00%	08/15/2018	3,280	3,253,366
Series 2002 A, First Tier CAB RB(INS–AMBAC)(b)(f)	0.00%	08/15/2018	2,420	2,395,631
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	3,000	3,673,260
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/2021	2,600	2,970,760
Series 2012, Gas Supply RB	5.00%	12/15/2022	500	580,085
Series 2012, Gas Supply RB	5.00%	12/15/2023	3,950	4,567,582
Series 2012, Gas Supply RB	5.00%	12/15/2028	1,775	1,990,698
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools);
Series 2012 A, Education RB	4.63%	08/15/2022	395	415,508
Series 2012 A, Education RB	5.00%	08/15/2027	585	608,581
				127,726,945

Utah–0.48%
Salt Lake City (City of); Series 2017 A, Airport RB(a)	5.00%	07/01/2034	3,500	4,128,075
Utah (State of) Transit Authority;
Series 2012, Ref. Sub. Sales Tax RB	5.00%	06/15/2021	535	608,675
Series 2012, Ref. Sub. Sales Tax RB	5.00%	06/15/2022	505	588,684
Series 2012, Ref. Sub. Sales Tax RB	5.00%	06/15/2023	655	765,197
				6,090,631

Virgin Islands–0.65%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. Marine RB(a)	5.00%	09/01/2022	1,320	1,410,420
Series 2014 A, Ref. Marine RB(a)	5.00%	09/01/2023	1,000	1,075,220
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	2,950	2,430,180
Series 2010 A, Sr. Lien RB	5.00%	10/01/2017	1,000	1,000,200
Virgin Islands (Government of) Public Finance Authority; Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2019	2,500	2,237,000
				8,153,020

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–1.11%
Dulles Town Center Community Development Authority (Dulles Town Center);
Seires 2012, Ref. Special Assessment RB	5.00%	03/01/2022	$1,100	$1,176,560
Series 2012, Ref. Special Assessment RB	4.25%	03/01/2026	700	710,717
Series 2012, Ref. Special Assessment RB	5.00%	03/01/2021	1,395	1,479,509
Fairfax (County of) Economic Development Authority (Vinson Hall, LLC); Series 2013 A, Residential Care Facility RB	4.00%	12/01/2022	1,000	1,039,320
Fairfax (County of) Industrial Development Authority (Inova Health System); Series 2009 A, Health Care RB(c)(d)	5.13%	05/15/2019	1,000	1,072,360
Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, Sr. Lien RB(a)	5.00%	07/01/2034	5,000	5,437,250
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(a)	5.00%	01/01/2027	2,500	2,739,800
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.25%	07/01/2019	280	299,572
				13,955,088

Washington–1.63%
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(a)	5.50%	07/01/2025	1,000	1,142,030
Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB(c)(d)	5.00%	01/01/2019	1,000	1,055,440
FYI Properties (Washington State District); Series 2009, Lease RB	5.25%	06/01/2026	2,000	2,147,360
Seattle (City of);
Series 2007, Ref. Solid Waste RB	5.00%	02/01/2018	240	240,857
Series 2008, Ref. & Improvement Municipal Light & Power RB(c)(d)	5.75%	04/01/2019	1,725	1,858,360
Seattle (Port of) (SEATAC Fuel Facilities LLC);
Series 2013, Ref. Special Facility RB(a)	5.00%	06/01/2021	650	732,764
Series 2013, Ref. Special Facility RB(a)	5.00%	06/01/2024	1,560	1,800,973
Tes Properties; Series 2009, RB(c)(d)	5.00%	06/01/2019	1,000	1,072,190
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2027	500	583,855
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2030	2,000	2,328,740
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB(c)(d)	5.13%	10/01/2019	1,500	1,630,005
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 B-2, TEMPS–65SM RB(e)	4.88%	01/01/2022	2,250	2,249,415
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.00%	06/01/2022	3,260	3,790,663
				20,632,652

West Virginia–0.47%
West Virginia (State of) Economic Development Authority (Appalachian Power Co.—Amos); Series 2011 A, Solid Waste Disposal Facilities RB(a)(c)	1.70%	09/01/2020	3,500	3,491,845
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB(a)(e)	6.75%	02/01/2026	2,000	1,967,320
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	420	432,239
				5,891,404

Wisconsin–1.91%
Milwaukee (County of);
Series 2010 B, Ref. Airport RB(a)	5.00%	12/01/2022	1,250	1,341,888
Series 2010 B, Ref. Airport RB(a)	5.00%	12/01/2023	1,000	1,069,130
Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation Grant RB(e)	6.25%	08/01/2027	5,000	5,281,450
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB(a)	5.38%	11/01/2021	1,370	1,379,220
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/2025	2,450	2,761,468
Series 2012, RB	5.00%	06/01/2026	1,000	1,120,330

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB(a)	5.30%	09/01/2023	$310	$310,769
Wisconsin (State of) Public Finance Authority (Bancroft Neurohearlth); Series 2016 A, RB(e)	5.00%	06/01/2025	1,000	1,069,690
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada); Series 2015, RB(j)	5.50%	12/01/2035	1,875	1,312,313
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.00%	04/01/2022	720	759,103
Series 2015, Ref. RB	5.00%	04/01/2025	1,385	1,498,307
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, Higher Education Facility RB(e)	4.13%	12/01/2024	2,900	2,841,101
Wisconsin Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2032	3,250	3,323,613
				24,068,382

Wyoming–0.82%
Sublette (County of) (ExxonMobil); Series 2014, Ref. VRD PCR(i)	0.72%	10/01/2044	7,600	7,600,000
Wyoming (State of) Municipal Power Agency;
Series 2008 A, Power Supply RB(c)(d)	5.38%	01/01/2018	1,000	1,015,560
Series 2017 A, Ref. Power Supply RB(INS–BAM)(b)	5.00%	01/01/2031	1,500	1,763,955
				10,379,515
TOTAL INVESTMENTS IN SECURITIES(k)–101.53% (Cost $1,229,791,275)				1,281,564,396
FLOATING RATE NOTE OBLIGATIONS–(1.83)%
Notes with interest and fee rates ranging from 1.31% to 1.41% at 08/31/2017 and contractual maturities of collateral ranging from 01/15/2021 to 07/01/2031 (See Note 1J)(l)				(23,025,000)
OTHER ASSETS LESS LIABILITIES–0.30%				3,765,580
NET ASSETS–100.00%				$1,262,304,976

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
LIBOR	– London Interbank Offered Rate
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAB	– Revenue Anticipation Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
SIFMA	– Securities Industry and Financial Markets Association
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Intermediate Term Municipal Income Fund

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $52,549,722, which represented 4.16% of the Fund’s Net Assets.
(f)	Zero coupon bond issued at a discount.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(h)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(i)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at August 31, 2017 represented less than 1% of the Fund’s Net Assets.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	5.2%

(l)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2017. At August 31, 2017, the Fund’s investments with a value of $39,906,032 are held by TOB Trusts and serve as collateral for the $23,025,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

As of August 31, 2017

Revenue Bonds	84.4%
General Obligation Bonds	8.5
Pre-Refunded Bonds	6.0
Other	1.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Intermediate Term Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,229,791,275)	$1,281,564,396
Receivable for:
Investments sold	195,000
Fund shares sold	4,699,286
Interest	13,109,950
Investment for trustee deferred compensation and retirement plans	86,413
Other assets	109,116
Total assets	1,299,764,161

Liabilities:
Floating rate note obligations	23,025,000
Payable for:
Investments purchased	7,678,830
Dividends	734,082
Fund shares reacquired	2,296,636
Amount due custodian	2,826,520
Accrued fees to affiliates	728,693
Accrued trustees’ and officers’ fees and benefits	5,299
Accrued other operating expenses	65,672
Trustee deferred compensation and retirement plans	98,453
Total liabilities	37,459,185
Net assets applicable to shares outstanding	$1,262,304,976

Net assets consist of:
Shares of beneficial interest	$1,299,040,535
Undistributed net investment income	4,025,119
Undistributed net realized gain (loss)	(92,533,799)
Net unrealized appreciation	51,773,121
$1,262,304,976

Net Assets:
Class A	$733,940,318
Class B	$1,855,294
Class C	$233,881,449
Class Y	$292,617,719
Class R6	$10,196

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	65,487,463
Class B	162,270
Class C	20,926,166
Class Y	26,127,725
Class R6	911
Class A:
Net asset value per share	$11.21
Maximum offering price per share
(Net asset value of $11.21 ÷ 97.50%)	$11.50
Class B:
Net asset value and offering price per share	$11.43
Class C:
Net asset value and offering price per share	$11.18
Class Y:
Net asset value and offering price per share	$11.20
Class R6:
Net asset value and offering price per share	$11.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Intermediate Term Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2017

(Unaudited)

Investment income:
Interest	$22,645,615

Expenses:
Advisory fees	2,923,331
Administrative services fees	152,590
Custodian fees	9,910
Distribution fees:
Class A	883,525
Class B	3,029
Class C	1,157,949
Interest, facilities and maintenance fees	168,392
Transfer agent fees — A, B,C & Y	534,066
Transfer agent fees — R6	4
Trustees’ and officers’ fees and benefits	19,874
Registration and filing fees	102,862
Reports to shareholders	83,894
Professional services fees	34,098
Other	61,637
Total expenses	6,135,161
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(230,266)
Net expenses	5,904,895
Net investment income	16,740,720

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(3,718,649)
Change in net unrealized appreciation of investment securities	29,843,188
Net realized and unrealized gain	26,124,539
Net increase in net assets resulting from operations	$42,865,259

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Intermediate Term Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2017 and the year ended February 28, 2017

(Unaudited)

	August 31, 2017	February 28, 2017
Operations:
Net investment income	$16,740,720	$31,118,920
Net realized gain (loss)	(3,718,649)	(8,482,812)
Change in net unrealized appreciation (depreciation)	29,843,188	(32,371,444)
Net increase (decrease) in net assets resulting from operations	42,865,259	(9,735,336)

Distributions to shareholders from net investment income:
Class A	(9,748,972)	(17,925,048)
Class B	(33,534)	(97,063)
Class C	(2,343,599)	(4,340,155)
Class Y	(4,550,658)	(7,082,578)
Class R6	(129)	—
Total distributions from net investment income	(16,676,892)	(29,444,844)

Share transactions–net:
Class A	17,812,220	74,997,932
Class B	(940,368)	(1,829,833)
Class C	(5,806,086)	38,040,553
Class Y	14,463,903	67,594,156
Class R6	10,000	—
Net increase in net assets resulting from share transactions	25,539,669	178,802,808
Net increase in net assets	51,728,036	139,622,628

Net assets:
Beginning of period	1,210,576,940	1,070,954,312
End of period (includes undistributed net investment income of $4,025,119 and $3,961,291, respectively)	$1,262,304,976	$1,210,576,940

Notes to Financial Statements

August 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Intermediate Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Class R6. Effective April 4, 2017, the Fund began offering Class R6 shares. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such

28                         Invesco Intermediate Term Municipal Income Fund

as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

29                         Invesco Intermediate Term Municipal Income Fund

G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s Floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

30                         Invesco Intermediate Term Municipal Income Fund

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.50%
Over $500 million	0.45%

For the six months ended August 31, 2017, the effective advisory fees incurred by the Fund was 0.47%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Class R6 shares to 0.84%, 1.59%, 1.59%, 0.59% and 0.59%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended August 31, 2017, the Adviser waived advisory fees of $122,685 and reimbursed class level expenses of $60,996, $209, $19,986, $26,097 and $2 of Class A, Class B, Class C, Class Y and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

31                         Invesco Intermediate Term Municipal Income Fund

For the six months ended August 31, 2017, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2017, IDI advised the Fund that IDI retained $59,964 in front-end sales commissions from the sale of Class A shares and $100,701 and $11,254 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2017, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2017, there were no transfers between valuation levels.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $291.

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2017, the Fund engaged in securities purchases of $46,666,211 and securities sales of $57,805,779, which did not result in any realized gain (loss).

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

32                         Invesco Intermediate Term Municipal Income Fund

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2017 were $23,025,000 and 1.44%, respectively.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2018	$48,376,931	$—	$48,376,931
February 28, 2019	23,141,936	—	23,141,936
Not subject to expiration	14,583,128	2,530,720	17,113,848
	$86,101,995	$2,530,720	$88,632,715

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2017 was $171,684,915 and $116,046,893, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$55,656,634
Aggregate unrealized (depreciation) of investments	(3,276,575)
Net unrealized appreciation of investments	$52,380,059

Cost of investments for tax purposes is $1,229,184,337.

33                         Invesco Intermediate Term Municipal Income Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2017(a)		Year ended February 28, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	10,157,228	$112,721,253	25,065,346	$282,283,421
Class B	4,596	51,554	19,370	219,487
Class C	3,322,622	36,808,993	11,015,841	124,446,353
Class Y	8,103,313	89,557,716	16,480,815	184,897,682
Class R6(b)	911	10,000	—	—

Issued as reinvestment of dividends:
Class A	643,107	7,146,033	1,132,362	12,715,088
Class B	2,368	26,823	6,164	70,780
Class C	173,680	1,924,310	317,532	3,554,452
Class Y	261,273	2,901,310	380,328	4,262,414

Automatic conversion of Class B shares to Class A shares:
Class A	56,232	626,941	72,666	809,633
Class B	(55,097)	(626,941)	(71,226)	(809,633)

Reacquired:
Class A	(9,299,217)	(102,682,007)	(19,785,661)	(220,810,210)
Class B	(34,745)	(391,804)	(114,237)	(1,310,467)
Class C	(4,030,701)	(44,539,389)	(8,077,586)	(89,960,252)
Class Y	(7,016,110)	(77,995,123)	(10,943,610)	(121,565,940)
Net increase in share activity	2,289,460	$25,539,669	15,498,104	$178,802,808

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 60% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)	Commencement date of April 4, 2017.

34                         Invesco Intermediate Term Municipal Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Portfolio turnover(c)
Class A
Six months ended 08/31/17	$10.97	$0.15	$0.24	$0.39	$(0.15)	$11.21	3.62%		$733,940	0.87	%(d)	0.91	%(d)	2.77	%(d)	0.84	%(d)	10%
Year ended 02/28/17	11.29	0.30	(0.33)	(0.03)	(0.29)	10.97	(0.30)		701,376	0.85		0.90		2.71		0.82		20
Year ended 02/29/16	11.23	0.32	0.04	0.36	(0.30)	11.29	3.25		648,535	0.82		0.90		2.88		0.80		7
Year ended 02/28/15	10.94	0.34	0.31	0.65	(0.36)	11.23	5.97		505,876	0.81		0.90		3.09		0.80		12
Year ended 02/28/14	11.32	0.35	(0.39)	(0.04)	(0.34)	10.94	(0.30)		399,474	0.79		0.88		3.24		0.78		24
Year ended 02/28/13	11.20	0.39	0.14	0.53	(0.41)	11.32	4.85		421,107	0.76		0.89		3.49		0.75		10
Class B
Six months ended 08/31/17	11.19	0.16	0.24	0.40	(0.16)	11.43	3.57	(e)	1,855	0.87	(d)(e)	0.91	(d)(e)	2.77	(d)(e)	0.84	(d)(e)	10
Year ended 02/28/17	11.52	0.31	(0.35)	(0.04)	(0.29)	11.19	(0.34	)(e)	2,744	0.85	(e)	0.90	(e)	2.71	(e)	0.82	(e)	20
Year ended 02/29/16	11.45	0.33	0.04	0.37	(0.30)	11.52	3.33	(e)	4,665	0.82	(e)	0.90	(e)	2.88	(e)	0.80	(e)	7
Year ended 02/28/15	11.16	0.35	0.30	0.65	(0.36)	11.45	5.92	(e)	5,632	0.81	(e)	0.90	(e)	3.09	(e)	0.80	(e)	12
Year ended 02/28/14	11.55	0.36	(0.40)	(0.04)	(0.35)	11.16	(0.32	)(e)	7,470	0.79	(e)	0.88	(e)	3.24	(e)	0.78	(e)	24
Year ended 02/28/13	11.43	0.40	0.14	0.54	(0.42)	11.55	4.82	(e)	9,881	0.76	(e)	0.89	(e)	3.49	(e)	0.75	(e)	10
Class C
Six months ended 08/31/17	10.94	0.11	0.24	0.35	(0.11)	11.18	3.24	(f)	233,881	1.62	(d)(f)	1.66	(d)(f)	2.02	(d)(f)	1.59	(d)(f)	10
Year ended 02/28/17	11.26	0.22	(0.34)	(0.12)	(0.20)	10.94	(1.06	)(f)	234,811	1.60	(f)	1.65	(f)	1.96	(f)	1.57	(f)	20
Year ended 02/29/16	11.20	0.24	0.04	0.28	(0.22)	11.26	2.53	(f)	204,971	1.57	(f)	1.65	(f)	2.13	(f)	1.55	(f)	7
Year ended 02/28/15	10.92	0.26	0.30	0.56	(0.28)	11.20	5.20	(f)	167,154	1.53	(f)	1.62	(f)	2.37	(f)	1.52	(f)	12
Year ended 02/28/14	11.31	0.27	(0.40)	(0.13)	(0.26)	10.92	(1.08	)(f)	127,451	1.50	(f)	1.59	(f)	2.53	(f)	1.49	(f)	24
Year ended 02/28/13	11.19	0.31	0.14	0.45	(0.33)	11.31	4.07	(f)	126,310	1.51	(f)	1.64	(f)	2.74	(f)	1.50	(f)	10
Class Y
Six months ended 08/31/17	10.96	0.17	0.24	0.41	(0.17)	11.20	3.75		292,618	0.62	(d)	0.66	(d)	3.02	(d)	0.59	(d)	10
Year ended 02/28/17	11.28	0.33	(0.33)	0.00	(0.32)	10.96	(0.05)		271,646	0.60		0.65		2.96		0.57		20
Year ended 02/29/16	11.22	0.35	0.04	0.39	(0.33)	11.28	3.51		212,783	0.57		0.65		3.13		0.55		7
Year ended 02/28/15	10.93	0.37	0.30	0.67	(0.38)	11.22	6.24		171,903	0.56		0.65		3.34		0.55		12
Year ended 02/28/14	11.31	0.38	(0.39)	(0.01)	(0.37)	10.93	(0.06)		150,445	0.54		0.63		3.49		0.53		24
Year ended 02/28/13	11.19	0.42	0.14	0.56	(0.44)	11.31	5.11		160,404	0.51		0.64		3.74		0.50		10
Class R6
Six months ended 08/31/17(g)	10.99	0.14	0.20	0.34	(0.14)	11.19	3.12		10	0.62	(d)	0.67	(d)	3.02	(d)	0.59	(d)	10

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $701,058, $2,404, $229,702, $299,939 and $10 for Class A, Class B, Class C, Class Y and Class R6 shares, respectively.
(e)	The Total return, Ratio of expenses to average net assets and Ratio of net investment income to average net assets reflect actual 12b-1 fees for Class B shares of 0.25% for the six months ended August 31, 2017 and for each of the years ended February 28, 2017, February 29, 2016, February 28, 2015, February 28, 2014 and February 28, 2013, respectively.
(f)	The Total return, Ratio of expenses to average net assets and Ratio of net investment income to average net assets reflect actual 12b-1 fees for Class C shares of 1.00%, 1.00%, 1.00%, 0.98%, 0.95% and 1.00% for the six months ended August 31, 2017 and for each of the years ended February 28, 2017, February 29, 2016, February 28, 2015, February 28, 2014 and February 28, 2013, respectively.
(g)	Commencement date of April 4, 2017.

35                         Invesco Intermediate Term Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business April 4, 2017 (commencement date) and held through August 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business April 4, 2017 through August 31, 2017 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/17)	Expenses Paid During Period[3]
A	$1,000.00	$1,036.20	$4.47	$1,020.82	$4.43	0.87%
B	1,000.00	1,035.70	4.46	1,020.82	4.43	0.87
C	1,000.00	1,032.40	8.30	1,017.04	8.24	1.62
Y	1,000.00	1,037.50	3.18	1,022.08	3.16	0.62
R6	1,000.00	1,032.10	2.59	1,022.08	3.16	0.62

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2017 through August 31, 2017 (as of close of business April 4, 2017 through August 31, 2017 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. For the Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 150 (as of close of business April 4, 2017 through August 31, 2017)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of the Fund and other funds because such data is based on a full six month period.

36                         Invesco Intermediate Term Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Intermediate Term Municipal Income Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Intermediate Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s

37                         Invesco Intermediate Term Municipal Income Fund

Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2018 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

38                         Invesco Intermediate Term Municipal Income Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Intermediate Term Municipal Income Fund, an investment portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			683,739,601	19,310,983
	James T. Bunch			683,541,811	19,508,773
	Bruce L. Crockett			683,565,490	19,485,094
	Jack M. Fields			683,831,901	19,218,683
	Martin L. Flanagan			683,880,743	19,169,841
	Cynthia Hostetler			683,968,033	19,082,551
	Dr. Eli Jones			683,971,781	19,078,803
	Dr. Prema Mathai-Davis			683,368,823	19,681,761
	Teresa M. Ressel			684,065,582	18,985,002
	Dr. Larry Soll			683,386,752	19,663,832
	Ann Barnett Stern			683,841,519	19,209,065
	Raymond Stickel, Jr.			683,528,216	19,522,368
	Philip A. Taylor			683,935,107	19,115,477
	Robert C. Troccoli			683,638,583	19,412,001
	Christopher L. Wilson			684,163,615	18,886,969

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	437,451,429	41,534,455	20,658,318	203,406,382

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	41,521,230	2,305,838	2,327,050	15,226,588
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	42,518,580	1,499,733	2,135,790	15,226,603
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	42,134,460	1,753,962	2,265,700	15,226,584

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds).

39                         Invesco Intermediate Term Municipal Income Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242                        Invesco Distributors, Inc.                                                                               VK-ITMI-SAR-1        10182017        0940

Semiannual Report to Shareholders	August 31, 2017

Invesco Limited Term Municipal Income Fund
Nasdaq:
A: ATFAX ∎ A2: AITFX ∎ C: ATFCX ∎ Y: ATFYX ∎ R5: ATFIX ∎ R6: ATFSX

2 Fund Performance

4 Letters to Shareholders

5 Schedule of Investments

31 Financial Statements

33 Notes to Financial Statements

38 Financial Highlights

39 Fund Expenses

40 Approval of Investment Advisory and Sub-Advisory Contracts

42 Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/17 to 8/31/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.18%
Class A2 Share	2.39
Class C Shares	1.89
Class Y Shares	2.39
Class R5 Shares	2.39
Class R6 Shares*	2.33
S&P Municipal Bond Index▼ (Broad Market Index)	3.51
S&P Municipal Bond Investment Grade Short Intermediate Index▼ (Style-Specific Index)	2.18
Lipper Short-Intermediate Municipal Debt Funds Index∎ (Peer Group Index)	1.93
Source(s): ▼FactSet Research Systems Inc.; ∎ Lipper Inc.

*Class R6 shares incepted on April 4, 2017. See page 3 for more information.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond Investment Grade Short Intermediate Index is an unmanaged index considered representative of investment-grade US municipal bonds with maturities between one and eight years.

    The Lipper Short-Intermediate Municipal Debt Funds Index is an unmanaged index considered representative of short-intermediate municipal debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2 Invesco Limited Term Municipal Income Fund

Average Annual Total Returns

As of 8/31/17, including maximum applicable sales charges

Class A Shares
Inception (10/31/02)	3.13%
10 Years	3.49
5 Years	1.23
1 Year	-1.98

Class A2 Shares
Inception (5/11/87)	4.86%
10 Years	3.91
5 Years	1.79
1 Year	-0.22

Class C Shares
10 Years	2.98%
5 Years	0.96
1 Year	-1.10

Class Y Shares
10 Years	4.01%
5 Years	2.01
1 Year	0.89

Class R5 Shares
Inception (7/30/04)	3.64%
10 Years	4.02
5 Years	2.00
1 Year	0.80

Class R6 Shares
10 Years	3.77%
5 Years	1.77
1 Year	0.71

Class C shares incepted on June 28, 2013. Performance shown prior to that date is that of Class A2 shares, restated to reflect the higher 12b-1 fees applicable to Class C shares.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A2 shares and includes the 12b-1 fees applicable to Class A2 shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum applicable sales charge unless

Average Annual Total Returns

As of 6/30/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (10/31/02)	3.10%
10 Years	3.50
5 Years	1.27
1 Year	-2.90

Class A2 Shares
Inception (5/11/87)	4.85%
10 Years	3.92
5 Years	1.83
1 Year	-1.07

Class C Shares
10 Years	2.97%
5 Years	0.98
1 Year	-2.12

Class Y Shares
10 Years	4.01%
5 Years	2.02
1 Year	-0.15

Class R5 Shares
Inception (7/30/04)	3.60%
10 Years	4.01
5 Years	2.03
1 Year	-0.14

Class R6 Shares
10 Years	3.77%
5 Years	1.80
1 Year	-0.30

otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares was 0.60%, 0.35%, 1.35%, 0.35%, 0.35% and 0.32%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 2.50% sales charge. Class A2 share performance reflects the maximum 1.00% sales charge. The CDSC on Class C shares is 1% for the first year after purchase. Class Y,

Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3 Invesco Limited Term Municipal Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4 Invesco Limited Term Municipal Income Fund

Schedule of Investments

August 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.15%
Alabama–1.14%
Alabama (State of) 21st Century Authority; Series 2012 A, Tobacco Settlement RB	5.00%	06/01/2019	$1,750	$1,866,410
Alabama (State of) Public School & College Authority; Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/2018	1,000	1,028,360
Birmingham (City of) Airport Authority;
Series 2003 A, Ref. RB (INS–AGM)(a)	4.00%	07/01/2018	1,985	2,023,906
Series 2003 A, Ref. RB (INS–AGM)(a)	4.00%	07/01/2019	1,410	1,469,572
Series 2003 A, Ref. RB (INS–AGM)(a)	4.50%	07/01/2020	1,375	1,442,898
Black Belt Energy Gas District (The); Series 2016 A, Gas Supply RB(b)	4.00%	06/01/2021	10,000	10,862,200
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative);
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS–AGC)(a)	4.25%	08/01/2018	3,540	3,645,457
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS–AGC)(a)	4.25%	08/01/2019	3,535	3,743,600
Huntsville (City of) Health Care Authority; Series 2010 A, RB	5.00%	06/01/2018	2,740	2,816,172
				28,898,575

Alaska–0.37%
Alaska (State of) Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation); Series 2004 A, RB (INS–AGM)(a)	5.13%	04/01/2019	1,000	1,062,180
Alaska (State of) Industrial Development & Export Authority; Series 2010 A, Ref. Revolving Fund RB	5.25%	04/01/2021	765	848,125
Alaska (State of) International Airports System;
Series 2016 A, Ref. RB	5.00%	10/01/2023	1,000	1,199,690
Series 2016 A, Ref. RB	5.00%	10/01/2024	2,000	2,434,920
North Slope (Borough of); Series 2008 A, Unlimited Tax GO Bonds	5.50%	06/30/2019	1,000	1,080,960
Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS–AGC)(a)	5.13%	06/01/2024	650	694,089
Valdez (City of) (BP Pipelines); Series 2003 B, Ref. Marine Terminal RB	5.00%	01/01/2021	1,800	2,012,166
				9,332,130

Arizona–1.04%
Amphitheater Unified School District No. 10; Series 2009 B, School Improvement Unlimited Tax GO Bonds (INS–AGC)(a)	4.00%	07/01/2018	1,250	1,281,975
Arizona (State of);
Series 2010 A, COP (INS–AGM)(a)	5.00%	10/01/2018	2,000	2,089,300
Series 2010 A, COP (INS–AGM)(a)	5.00%	10/01/2019	1,000	1,082,150
Series 2010 B, COP (INS–AGM)(a)	5.00%	10/01/2021	2,000	2,192,180
Series 2010 B, COP (INS–AGM)(a)	5.00%	10/01/2022	2,000	2,192,600
Series 2010 B, COP (INS–AGM)(a)	5.00%	10/01/2023	2,000	2,190,460
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2007, Ref. RB	5.25%	05/15/2019	1,200	1,282,056
Kingman Unified School District No. 20; Series 2009 C, School Improvement Unlimited Tax GO Bonds(b)(c)	5.00%	07/01/2019	1,500	1,612,980
Salt River Project Agricultural Improvement & Power District;
Series 2016 A, Ref. Electric System RB	5.00%	01/01/2023	2,000	2,389,180
Series 2016 A, Ref. Electric System RB	5.00%	01/01/2024	2,500	3,046,975
Series 2016 A, Ref. Electric System RB	5.00%	01/01/2027	5,000	6,329,600
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2019	500	534,555
				26,224,011

California–7.49%
Albany Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds(b)(c)	5.00%	08/01/2019	1,520	1,641,022
Bay Area Toll Authority (San Francisco Bay Area); Series 2007 E-3, Toll Bridge Floating Rate RB (SIFMA Municipal Swap Index + 0.70%)(b)(d)	1.49%	10/01/2019	13,790	13,862,949

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco  Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Bay Area Toll Authority; Series 2014 G, Toll Bridge Floating Rate RB (SIFMA Municipal Swap Index + 0.60%)(b)(d)	1.39%	04/01/2020	$11,890	$11,892,854
California (State of) Department of Water Resources; Series 2014 AT, Water System Floating Rate RB (SIFMA Municipal Swap Index + 0.37%)(b)(d)	1.16%	12/01/2022	4,000	4,000,000
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2017 D, RB(b)	5.00%	11/01/2022	5,000	5,940,200
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health); Series 2016 B-2, Ref. RB(b)	4.00%	10/01/2024	10,000	11,424,600
California (State of) Health Facilities Financing Authority (The Episcopal Home);
Series 2010 B, RB(c)	5.10%	02/01/2019	265	275,187
Series 2010 B, RB(b)(c)	5.50%	02/01/2020	1,250	1,389,050
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Education RB	4.00%	06/01/2026	1,315	1,421,804
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008 A, RB (INS–Cal-Mortgage)(a)	5.25%	08/15/2019	325	339,034
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2007 B, RB(b)(c)	5.05%	10/01/2018	1,500	1,570,290
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2020	1,900	2,064,426
Series 2011, Ref. Unlimited Tax GO Bonds	5.00%	09/01/2017	2,000	2,000,000
Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds (SIFMA Municipal Swap Index + 1.00%)(d)	1.79%	05/01/2019	4,000	4,032,640
Series 2013 C, Floating Rate Unlimited Tax GO Bonds (1 mo. USD LIBOR + 0.70%)(b)(d)	1.56%	12/01/2020	8,000	8,075,760
Series 2013 E, Floating Rate Unlimited Tax GO Bonds (1 mo. USD LIBOR + 0.83%)(b)(d)	1.69%	12/03/2018	13,000	13,055,380
Series 2016 B, Floating Rate Unlimited Tax GO Bonds (1 mo. USD LIBOR + 0.76%)(b)(d)	1.63%	12/01/2021	10,000	10,054,700
Series 2017, Ref. Various Purpose Unlimited Tax GO Bonds	5.00%	11/01/2025	5,000	6,219,950
California Infrastructure & Economic Development Bank (The J. Paul Getty Trust);
Series 2011 A-3, Ref. Floating Rate RB (3 mo. USD LIBOR + 0.37%)(b)(d)	1.29%	04/01/2020	7,875	7,908,705
Chula Vista (City of) (San Diego Gas & Electric Co.); Series 2006 A, Ref. IDR	1.65%	07/01/2018	3,000	3,002,280
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(e)	0.00%	08/01/2021	1,500	1,428,405
Golden State Tobacco Securitization Corp.;
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2019	1,000	1,072,740
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2021	1,000	1,144,660
Series 2017 A-1, Ref. Tobacco Settlement RB	5.00%	06/01/2023	4,650	5,473,189
Series 2017 A-1, Ref. Tobacco Settlement RB	5.00%	06/01/2024	11,500	13,716,050
Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(e)	0.00%	08/01/2025	3,000	2,548,380
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(e)	0.00%	08/01/2020	1,000	968,090
Irvine (City of) (Reassessment District No. 13-1);
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/2017	575	575,052
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/2018	450	462,519
Lake Tahoe Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	08/01/2024	1,000	1,077,910
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2008 C, Sub. RB(b)(c)	5.00%	05/15/2018	1,000	1,030,550
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2021	2,000	2,311,920
Los Angeles Unified School District; Series 2017 A, Ref. Unlimited Tax GO Bonds	5.00%	07/01/2025	5,000	6,284,650
Monterey (County of) (2009 Refinancing); Series 2009, COP (INS–AGM)(a)	5.00%	08/01/2019	2,360	2,541,248
New Haven Unified School District;
Series 2009, Ref. Unlimited Tax GO Bonds(b)(c)	5.00%	08/01/2019	925	998,834
Series 2009, Ref. Unlimited Tax GO Bonds (INS–AGC)(a)	5.00%	08/01/2020	1,605	1,733,801
Northern California Power Agency;
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/2020	1,000	1,097,890
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/2021	1,000	1,097,640

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco  Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Rowland Unified School District (Election of 2006); Series 2009 B, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/2023	$1,300	$1,176,279
Sacramento (County of);
Series 2009 B, Sr. Airport System RB	5.00%	07/01/2018	1,000	1,034,970
Series 2009 D, Sub. & Passenger Facility Charge Grant Airport System RB (INS–AGC)(a)	5.13%	07/01/2025	1,500	1,554,150
Series 2010, Ref. COP	5.25%	02/01/2018	3,000	3,056,070
Series 2010, Ref. COP	5.25%	02/01/2019	1,500	1,593,495
Series 2010, Sr. Airport System RB	5.00%	07/01/2023	500	556,695
San Diego (City of) Public Facilities Financing Authority; Series 2016, Ref. Lease Ballpark RB	5.00%	10/15/2024	1,000	1,225,690
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2009 E, Second Series RB	5.50%	05/01/2026	2,000	2,153,920
San Pablo (City of) Successor Agency to the Redevelopment Agency; Series 2014 A, Ref. Tax Allocation RB (INS–AGM)(a)	4.00%	06/15/2018	450	461,205
Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax Revenue COP (INS–NATL)(a)	4.38%	01/01/2024	1,000	1,011,050
Southern California Metropolitan Water District; Series 2012 B-2, Ref. SIFMA Index Floating Rate RB (SIFMA Municipal Swap Index + 0.38%)(b)(d)	1.17%	03/27/2018	2,000	1,999,440
Torrance Unified School District (Election of 2008-Measure Z);
Series 2009 B-1, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/2022	1,900	1,765,195
Series 2009 B-1, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/2023	2,000	1,809,660
Tustin Unified School District (Community Facilities District No. 88-1);
Series 2015, Ref. Special Tax RB (INS–BAM)(a)	5.00%	09/01/2022	1,500	1,765,965
Series 2015, Ref. Special Tax RB (INS–BAM)(a)	5.00%	09/01/2023	1,000	1,203,290
Tustin Unified School District (Community Facilities District No. 97-1);
Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2022	1,000	1,155,630
Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2023	650	764,959
Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2024	1,500	1,787,880
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS–AGM)(a)(b)	3.20%	06/01/2020	3,695	3,701,134
Vernon (City of);
Series 2009 A, Electric System RB(b)(c)	5.13%	08/01/2019	630	670,685
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,415	1,521,068
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/2027	1,000	1,356,390
				189,059,179

Colorado–1.20%
Aurora (City of) (The Children’s Hospital Association); Series 2004 D, Hospital RB(b)(c)	5.00%	06/01/2018	1,000	1,031,740
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB(b)(c)	6.75%	12/01/2018	580	616,459
Colorado (State of) Health Facilities Authority (North Colorado Medical Center, Inc.); Series 2003 A, Hospital RB(b)(c)	5.25%	05/15/2019	1,000	1,073,990
Colorado (State of) Health Facilities Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, RB	5.00%	01/01/2019	2,795	2,946,880
Colorado School of Mines Board of Trustees; Series 2009, Ref. & Improvement Enterprise RB(b)(c)	5.00%	12/01/2018	160	168,346
Denver (City & County of); Series 2016, Ref. Airport System Floating Rate RB (1 mo. USD LIBOR + 0.86%)(b)(d)	1.73%	11/15/2019	6,000	6,021,960
Denver School District No. 1; Series 2009 A, Unlimited Tax GO Bonds(b)(c)	5.00%	06/01/2019	1,000	1,071,680
E-470 Public Highway Authority;
Series 2017 A, Ref. Sr. Floating Rate RB (1 mo. USD LIBOR + 0.90%)(b)(d)	1.73%	09/01/2019	5,250	5,285,752
Series 2017 B, Sr. Floating Rate RB (1 mo. USD LIBOR + 1.05%)(b)(d)	1.88%	09/01/2021	2,000	2,030,680
Public Authority for Colorado Energy;
Series 2008, Natural Gas Purchase RB	6.13%	11/15/2023	1,550	1,877,004
Series 2008, Natural Gas Purchase RB	6.25%	11/15/2028	2,000	2,550,960
University of Colorado Hospital Authority (UCHA Obligated Group); Series 2017 C-2, RB(b)	5.00%	03/01/2022	5,000	5,689,950
				30,365,401

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco  Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–2.76%
Connecticut (State of) (Transportation Infrastructure); Series 2013 A, Special Tax Obligation RB	5.00%	10/01/2023	$2,180	$2,581,948
Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University); Series 2012 H, Ref. RB (INS–AGM)(a)	4.00%	07/01/2022	2,590	2,894,636
Connecticut (State of) Health & Educational Facility Authority (Yale New Haven Health); Series 2014 B, Floating Rate RB (1 mo. USD LIBOR + 0.55%)(b)(d)	1.38%	07/01/2019	9,000	8,993,340
Connecticut (State of) Health & Educational Facility Authority (Yale University);
Series 1999 U-2, RB(b)	1.00%	02/06/2019	14,000	14,004,760
Series 2015 A, Ref. RB(b)	1.38%	07/11/2018	8,000	8,037,840
Series 2016 A-1, Ref. RB(b)	1.00%	07/01/2019	2,000	2,000,000
Connecticut (State of);
Series 2013 A, Unlimited Tax SIFMA Index Floating Rate GO Bonds (SIFMA Municipal Swap Index + 0.55%)(d)	1.34%	03/01/2019	4,350	4,344,867
Series 2013 A, Unlimited Tax SIFMA Index Floating Rate GO Bonds (SIFMA Municipal Swap Index + 0.65%)(d)	1.44%	03/01/2020	6,000	5,991,660
Series 2013 A, Unlimited Tax SIFMA Index Floating Rate GO Bonds (SIFMA Municipal Swap Index + 0.85%)(d)	1.64%	03/01/2022	5,000	4,994,300
Series 2014 C, Ref. Unlimited Tax GO Bonds	5.00%	06/15/2018	7,000	7,230,440
New Haven (City of) Solid Waste & Recycling Authority; Series 2008, RB(b)(c)	5.13%	06/01/2018	1,000	1,031,710
University of Connecticut;
Series 2016 A, GO Bonds	5.00%	03/15/2023	3,295	3,871,988
Series 2016 A, Ref. RB	5.00%	03/15/2019	3,500	3,709,265
				69,686,754

Delaware–0.11%
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center);
Series 2009 A, RB	4.05%	07/01/2022	1,000	1,050,310
Series 2009 A, RB	5.00%	07/01/2018	1,540	1,590,712
				2,641,022

District of Columbia–0.62%
District of Columbia (Georgetown University);
Series 2001 C, University RB(b)(c)	5.25%	10/01/2018	2,000	2,096,020
Series 2011, University RB(b)(c)	5.00%	04/01/2021	2,055	2,341,282
Series 2017, Ref. University RB	5.00%	04/01/2023	1,000	1,193,150
Series 2017, Ref. University RB	5.00%	04/01/2024	1,500	1,821,120
Washington Metropolitan Area Transit Authority;
Series 2017 A-1, Ref. Gross RB	5.00%	07/01/2023	3,695	4,441,058
Series 2017 A-1, Ref. Gross RB	5.00%	07/01/2024	3,000	3,666,420
				15,559,050

Florida–5.71%
Braword (County of) Professional Sports Facilities (Broward County Civic Arena);
Series 2016, Ref. Tax RB	5.00%	09/01/2023	3,000	3,587,640
Series 2016, Ref. Tax RB	5.00%	09/01/2024	3,250	3,844,327
Central Florida Expressway Authority; Series 2016 B, Ref. Sr. Lien RB	5.00%	07/01/2025	2,000	2,446,020
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	1,000	1,107,210
Citizens Property Insurance Corp.;
Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2022	8,000	9,325,600
Series 2015 A, Floating Rate Sr. Sec. RB (SIFMA Municipal Swap Index + 0.95%)(d)	1.74%	06/01/2020	5,000	4,983,950
Series 2015 A-1, RB	5.00%	06/01/2018	1,500	1,516,185
Escambia (County of) (Gulf Power Co.);
Series 1997, Ref. PCR(b)	2.10%	04/11/2019	2,000	2,023,240
Series 2009, Solid Waste Disposal RB(b)	1.40%	12/01/2017	2,500	2,502,350
Florida (State of) (Department of Transportation);
Series 2015, Ref. Right-of-Way Unlimited Tax GO Bonds	5.00%	07/01/2025	7,100	8,867,687
Series 2016 A, Ref. Unlimited Tax GO Bonds	5.00%	07/01/2025	2,610	3,259,812

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco  Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida (State of) Board of Education;
Series 2009 A, Lottery RB	5.00%	07/01/2023	$2,000	$2,091,380
Series 2009 A, Lottery RB	5.25%	07/01/2024	1,715	1,796,754
Series 2010 C, Ref. Lottery RB	5.00%	07/01/2018	1,730	1,791,104
Series 2010 F, Ref. Lottery RB	5.00%	07/01/2018	2,090	2,163,819
Florida (State of) Department of Education; Series 2006 A, Community College Capital Improvement RB (INS–NATL)(a)	5.00%	07/01/2018	1,335	1,339,713
Florida (State of) Department of Environmental Protection; Series 2014, Ref. Preservation RB	5.00%	07/01/2022	10,000	11,776,700
Florida (State of) Department of Transportation;
Series 2015 B, Ref. Turnpike RB	5.00%	07/01/2022	3,860	4,554,761
Series 2016 A, Ref. Turnpike RB	5.00%	07/01/2023	5,775	6,944,668
Florida (State of) Mid-Bay Bridge Authority;
Series 2015 A, Ref. RB	5.00%	10/01/2022	1,485	1,718,932
Series 2015 A, Ref. RB	5.00%	10/01/2023	1,000	1,177,910
Gulf Breeze (City of) (Local Government Loan Program); Series 1985 J, RB(f)	4.50%	12/01/2020	3,050	3,366,224
Hillsborough (County of) School Board;
Series 2015, Ref. Sales Tax RB (INS–AGM)(a)	5.00%	10/01/2020	2,200	2,459,732
Series 2015, Ref. Sales Tax RB (INS–AGM)(a)	5.00%	10/01/2021	1,700	1,955,918
Series 2015, Ref. Sales Tax RB (INS–AGM)(a)	5.00%	10/01/2022	1,500	1,764,855
Kissimmee (City of) Utility Authority; Series 2003, Ref. Electric System RB (INS–AGM)(a)	5.00%	10/01/2017	5,500	5,519,360
Lakeland (City of) Department of Electric Utilities; Series 2016, Ref. Energy System RB	5.00%	10/01/2017	295	296,044
Manatee (County of) School District; Series 2017, Sales Tax RB (INS–AGM)(a)	5.00%	10/01/2024	2,600	3,144,206
Miami (City of); Series 2009, Ref. Parking System RB (INS–AGC)(a)	5.00%	10/01/2028	750	806,078
Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB(b)(c)	5.50%	06/01/2019	2,455	2,652,235
Series 2009, Public Facilities RB (INS–AGC)(a)	5.00%	06/01/2018	1,000	1,029,070
Miami-Dade (County of) (Miami International Airport);
Series 2009 B, Aviation RB(b)(c)	5.00%	10/01/2019	1,000	1,084,310
Series 2009 B, Aviation RB(b)(c)	5.00%	10/01/2019	1,000	1,084,310
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2007 B, Ref. RB (INS–AMBAC)(a)	5.25%	04/01/2020	5,000	5,512,850
Miami-Dade (County of) Transit System Sales Surtax Revenue; Series 2015, Ref. RB	5.00%	07/01/2019	1,350	1,449,117
Miami-Dade (County of);
Series 2008 C, Ref. Water & Sewer System RB(b)(c)	5.00%	10/01/2018	1,500	1,567,725
Series 2008 C, Ref. Water & Sewer System RB(b)(c)	5.13%	10/01/2018	1,525	1,595,912
Series 2008 C, Ref. Water & Sewer System RB(b)(c)	5.50%	10/01/2018	1,500	1,575,795
Series 2015, Ref. Water & Sewer System RB	5.00%	10/01/2024	23,000	28,104,620
Port St. Lucie (City of) (Municipal Complex); Series 2008, Ref. Master Lease Project COP(b)(c)	6.25%	09/01/2018	500	527,155
				144,315,278

Georgia–3.09%
Atlanta (City of);
Series 2009 B, Water & Wastewater RB(b)(c)	5.00%	11/01/2019	870	946,682
Series 2009 B, Water & Wastewater RB(b)(c)	5.00%	11/01/2019	865	941,241
Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	4.13%	11/01/2019	970	1,037,105
Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	5.00%	11/01/2017	1,500	1,510,770
Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	5.00%	11/01/2020	630	683,821
Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	5.00%	11/01/2021	635	690,035
Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	5.25%	11/01/2027	2,000	2,572,900
Burke (County of) Development Authority (Georgia Power Co. Plant Vogtle);
Series 1994, PCR(b)	2.20%	04/02/2019	1,000	1,008,880
Series 1994, PCR(b)	2.20%	04/02/2019	4,000	4,035,520
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR(b)	2.40%	04/01/2020	2,000	2,011,580

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco  Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Clarke (County of) Hospital Authority (Piedmont Healthcare, Inc.); Series 2016 A, Ref. RAC	5.00%	07/01/2023	$2,000	$2,387,720
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	5.25%	09/01/2020	1,535	1,603,139
Fayette (County of) Hospital Authority (Fayette Community Hospital);
Series 2009 A, RAC	4.38%	06/15/2020	2,500	2,637,450
Series 2009 A, RAC	4.50%	06/15/2021	2,500	2,634,900
Floyd (County of) Development Authority (Georgia Power Company Hammond); Series 2010, Ref. RB(b)	2.35%	12/11/2020	5,000	5,084,400
Fulton (County of) Development Authority (Piedmont Healthcare, Inc.);
Series 2009 A, RB(b)(c)	5.00%	06/15/2019	2,830	3,039,561
Series 2016 A, Ref. RB	5.00%	07/01/2022	600	703,212
Series 2016 A, Ref. RB	5.00%	07/01/2023	600	715,026
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2012, Retirement Community RB	5.00%	11/15/2022	2,000	2,249,680
Gainesville (City of) & Hall (County of) Hospital Authority (Northeast Georgia Health System, Inc.); Series 2014 B, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.95%)(b)(d)	1.74%	02/18/2020	8,100	8,117,172
Georgia (State of) Municipal Electric Authority; Series 2016 A, Ref. Project One Sub. RB	5.00%	01/01/2024	3,525	4,112,230
Georgia (State of) Road & Tollway Authority;
Series 2017 A, RB	5.00%	06/01/2026	1,020	1,265,422
Series 2017 B, Ref. RB	5.00%	06/01/2021	2,500	2,850,900
Glynn-Brunswick Memorial Hospital Authority;
Series 2008, RAC(b)(c)	5.00%	08/01/2018	900	934,767
Series 2008, RAC	5.00%	08/01/2020	100	103,907
Series 2008, RAC(b)(c)	5.25%	08/01/2018	900	936,819
Series 2008, RAC	5.25%	08/01/2023	100	103,787
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS–AGM)(a)	5.25%	07/01/2029	2,000	2,127,580
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.);
Series 2009, RAC	4.00%	08/01/2019	635	668,852
Series 2009, RAC	5.00%	08/01/2024	1,260	1,351,375
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.);
Series 2010, RAC (INS–AGM)(a)	3.50%	08/01/2020	2,000	2,115,180
Series 2010, RAC (INS–AGM)(a)	5.00%	08/01/2021	1,500	1,660,740
Monroe (County of) Development Authority (Georgia Power Co. Plant Sherer); Series 1995, PCR(b)	2.00%	06/13/2019	3,500	3,522,155
Richmond (County of) Hospital Authority (University Health Services, Inc.);
Series 2009, RAC(b)(c)	5.25%	01/01/2019	2,500	2,644,800
Series 2016, Ref. RAC	5.00%	01/01/2023	1,000	1,177,050
Series 2016, Ref. RAC	5.00%	01/01/2024	1,000	1,197,990
Series 2016, Ref. RAC	5.00%	01/01/2025	1,500	1,822,590
Series 2016, Ref. RAC	5.00%	01/01/2026	1,000	1,224,900
South Regional Joint Development Authority (Valdosta State University Parking & Health Center);
Series 2007, RB(b)(c)	5.00%	02/01/2018	1,385	1,409,390
Series 2007, RB(b)(c)	5.00%	02/01/2018	1,490	1,516,239
Series 2007, RB(b)(c)	5.00%	02/01/2018	605	615,654
				77,973,121

Guam–0.31%
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS–AGM)(a)	5.00%	10/01/2019	1,000	1,075,150
Series 2012 A, Ref. RB (INS–AGM)(a)	5.00%	10/01/2020	2,070	2,287,474
Series 2012 A, Ref. RB (INS–AGM)(a)	5.00%	10/01/2022	1,460	1,690,578
Guam (Territory of);
Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2019	1,000	1,068,810
Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2020	1,500	1,640,235
				7,762,247

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco  Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–0.47%
Hawaii (State of); Series 2016 FB, Unlimited Tax GO Bonds	5.00%	04/01/2024	$9,675	$11,825,753

Idaho–0.29%
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	5.63%	12/01/2019	1,000	1,060,480
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2009 A, Grant & RAB	5.25%	07/15/2025	500	537,385
Regents of the University of Idaho;
Series 2007 B, General RB (INS–AGM)(a)(b)	4.50%	04/01/2018	1,760	1,793,598
Series 2011, Ref. General RB(b)	5.25%	04/01/2021	3,555	4,009,756
	7,401,219

Illinois–7.28%
Bolingbrook (Village of); Series 2010 A, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	01/01/2023	1,260	1,350,203
Chicago (City of) (Midway Airport);
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2020	2,000	2,180,620
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/2019	400	421,628
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/2020	500	545,155
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/2022	1,800	2,080,530
Chicago (City of) (O’Hare International Airport);
Series 2010 C, Third Lien General Airport RB (INS–AGC)(a)	5.25%	01/01/2021	1,025	1,126,208
Series 2015 B, Ref. RB	5.00%	01/01/2022	3,650	4,223,853
Series 2015 B, Ref. RB	5.00%	01/01/2023	5,000	5,921,850
Series 2016 C, Ref. General Airport Sr. Lien RB	5.00%	01/01/2023	1,475	1,746,946
Series 2016 C, Ref. General Airport Sr. Lien RB	5.00%	01/01/2024	1,800	2,164,770
Chicago (City of) Metropolitan Water Reclamation District;
Series 2016 B, Ref. Limited Tax GO Bonds	5.00%	12/01/2023	4,175	4,975,097
Series 2016 B, Ref. Limited Tax GO Bonds	5.00%	12/01/2024	4,265	5,147,514
Series 2016 B, Ref. Limited Tax GO Bonds	5.00%	12/01/2025	4,370	5,314,401
Series 2016 D, Limited Tax GO Green Bonds	5.00%	12/01/2023	1,755	2,091,328
Chicago (City of) Transit Authority (FTA Section 5307 Urbanized Area Formula Funds);
Series 2015, Ref. Capital Grant Receipts RB	5.00%	06/01/2018	4,500	4,628,700
Series 2015, Ref. Capital Grant Receipts RB	5.00%	06/01/2021	8,000	8,998,400
Series 2017, Ref. Capital Grant Receipts RB	5.00%	06/01/2025	4,000	4,748,560
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008 A, Capital Grant Receipts RB(b)(c)	5.25%	12/01/2018	2,500	2,637,850
Chicago (City of) Transit Authority (FTA Section 5337 State of Good Repair Formula Funds); Series 2017, Ref. Capital Grant Receipts RB	5.00%	06/01/2025	1,500	1,780,710
Chicago (City of);
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2024	3,205	3,566,236
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2021	6,000	6,801,660
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2022	5,675	6,552,298
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2023	2,475	2,902,086
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2024	5,750	6,825,767
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS–NATL)(a)	5.00%	01/01/2029	1,000	1,008,510
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2021	1,000	1,133,610
Series 2017 B, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2025	3,520	4,165,709
Cook (County of);
Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	11/15/2019	2,015	2,166,609
Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/2020	5,150	5,526,671
Cook County School District No. 144 (Prairie Hills); Series 2010 A, School Limited Tax GO Bonds(c)	4.25%	12/01/2020	555	611,810
DeKalb County Community Unit School District No. 428;
Series 2010, School Building Unlimited Tax CAB GO Bonds(e)	0.00%	01/01/2019	1,000	981,180
Series 2010, School Building Unlimited Tax CAB GO Bonds(e)	0.00%	01/01/2020	1,000	963,940

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco  Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2010 D, Ref. RB	5.00%	04/01/2020	$1,200	$1,274,964
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2018	465	480,322
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.);
Series 2005, RB (INS–AGM)(a)	5.25%	03/01/2022	1,275	1,400,983
Series 2005, RB (INS–AGM)(a)	5.25%	03/01/2023	1,500	1,642,575
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2016 A, Ref. RB	5.00%	08/15/2018	500	516,250
Series 2016 A, Ref. RB	5.00%	08/15/2019	500	530,730
Illinois (State of) Finance Authority (The Peoples Gas Light & Coke Company); Series 2010 B, Ref. Gas Supply RB(b)	1.88%	08/01/2020	7,000	7,102,690
Illinois (State of) Finance Authority (University Chicago Medical Center); Series 2012, Ref. RB	5.00%	08/15/2020	1,080	1,198,897
Illinois (State of) Finance Authority (University of Chicago Medical Center);
Series 2016 A, Ref. RB	5.00%	08/15/2023	1,075	1,281,110
Series 2016 A, Ref. RB	5.00%	08/15/2024	1,000	1,210,260
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, Dedicated State Tax CAB RB (INS–NATL)(a)(e)	0.00%	12/15/2032	25,000	13,726,750
Series 2002, Dedicated State Tax RB (INS–NATL)(a)	5.70%	06/15/2025	4,000	4,611,120
Illinois (State of);
Series 2010, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2023	525	551,255
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2025	4,445	4,814,646
Series 2012, Unlimited Tax GO Bonds	4.00%	09/01/2017	3,550	3,550,000
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/2021	2,500	2,707,975
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2019	1,165	1,210,085
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2021	5,000	5,384,050
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2024	1,100	1,218,591
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2025	4,695	5,155,345
Kendall, Kane & Will Counties Community Unit School District No. 308; Series 2007 A, Ref. Unlimited Tax GO Bonds (INS–NATL)(a)	4.38%	10/01/2021	1,020	1,022,876
Northern Illinois Municipal Power Agency (Prairie State Power); Series 2007 A, RB(b)(c)	5.00%	01/01/2018	1,000	1,014,180
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/2020	1,850	2,049,300
Series 2010, RB	5.50%	06/01/2023	1,500	1,711,245
Springfield (City of);
Series 2015, Ref. Electric Sr. Lien RB	5.00%	03/01/2025	4,705	5,633,108
Series 2015, Ref. Sr. Lien Electric RB	5.00%	03/01/2023	2,000	2,343,880
St. Clair (County of) (Alternative Revenue Source);
Series 2009, Ref. Unlimited Tax GO Bonds(c)	5.00%	10/01/2019	625	677,969
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2019	375	404,550
Series 2009, Ref. Unlimited Tax GO Bonds(b)(c)	5.00%	10/01/2019	970	1,052,208
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2021	510	548,928
Will County Community Unit School District No. 365 (Valley View); Series 2011 B, Ref. Unlimited Tax GO Bonds	5.00%	11/01/2017	1,060	1,067,431
Will, Grundy, Etc. Counties Community College District No. 525 (Joliet Junior College);
Series 2008, Unlimited Tax GO Bonds(b)(c)	5.75%	06/01/2018	240	248,890
Series 2008, Unlimited Tax GO Bonds	5.75%	06/01/2027	1,195	1,237,470
				183,871,042

Indiana–2.82%
Clark-Pleasant Middle School Building Corp.; Series 2009, First Mortgage RB(b)(c)	5.00%	07/15/2019	1,000	1,076,810
Indiana (State of) Finance Authority (CWA Authority);
Series 2014-A, First Lien Wastewater Utility RB	5.00%	10/01/2018	410	428,352
Series 2014-A, First Lien Wastewater Utility RB	5.00%	10/01/2019	335	362,122

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco  Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2016 A, Ref. Hospital RB	5.00%	12/01/2024	$8,400	$10,258,416
Indiana (State of) Finance Authority; Series 2016 C, Ref. Highway RB	5.00%	12/01/2025	7,000	8,771,420
Indiana (State of) Municipal Power Agency;
Series 2011 A, Power Supply System RB	5.00%	01/01/2021	250	281,035
Series 2011 A, Power Supply System RB	5.00%	01/01/2022	250	286,090
Indiana Bond Bank; Series 2007 B-1, Floating Rate Special Program Gas RB (3 mo. USD LIBOR + 0.97%)(d)	1.84%	10/15/2022	3,875	3,887,826
Indianapolis Local Public Improvement Bond Bank (Waterworks);
Series 2009 A, RB(b)(c)	5.25%	01/01/2019	200	211,888
Series 2009 A, RB (INS–AGC)(a)	5.25%	01/01/2029	840	889,350
Michigan City School Building Corp.;
Series 2016 A, Ref. RB (CEP–Colorado Higher Education Intercept Program)	4.00%	07/15/2019	1,085	1,142,863
Series 2016 A, Ref. RB (CEP–Colorado Higher Education Intercept Program)	5.00%	07/15/2020	1,140	1,259,859
Monroe County Community 1996 School Building Corp.; Series 2008, First Mortgage RB(b)(c)	5.13%	01/15/2019	2,285	2,420,089
Portage (City of) Redevelopment District; Series 2008, Ref. Tax Increment Allocation RB (INS–AGC)(a)	5.00%	01/15/2022	2,470	2,505,716
Purdue University;
Series 2016 CC, Ref. RB	5.00%	07/01/2023	3,115	3,771,175
Series 2016 CC, Ref. Student Fee RB	5.00%	07/01/2022	7,285	8,626,314
Rockport (City of) (Indiana Michigan Power Co.); Series 2009 A, Ref. PCR(b)	1.75%	06/01/2018	4,500	4,516,650
University of Southern Indiana; Series 2009 J, Student Fee RB(b)(c)	5.00%	10/01/2019	400	433,900
Whiting (City of) (BP Products North America); Series 2008, Environmental Facilities RB(b)	1.85%	10/01/2019	20,000	20,165,400
				71,295,275

Iowa–0.56%
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB(b)(c)	5.38%	06/15/2020	1,825	2,043,051
Iowa (State of) Finance Authority (Iowa Health System);
Series 2005 A, Health Facilities RB (INS–AGC)(a)	5.00%	02/15/2018	1,000	1,017,780
Series 2005 A, Health Facilities RB (INS–AGC)(a)	5.00%	02/15/2019	500	528,395
Iowa Student Loan Liquidity Corp.;
Series 2009 1, RB	5.25%	12/01/2017	2,500	2,524,000
Series 2009 1, RB	5.25%	12/01/2018	2,500	2,613,525
Series 2009 2, RB	5.40%	12/01/2023	2,500	2,657,925
Series 2009 3, RB	5.00%	12/01/2019	2,500	2,685,025
				14,069,701

Kansas–1.10%
Dodge City (City of); Series 2009, Sales Tax RB(b)(c)	5.00%	06/01/2019	1,000	1,071,500
Kansas (State of) Department of Transportation; Series 2015, Highway RB	5.00%	09/01/2025	5,725	7,155,162
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 D, Hospital RB(b)(c)	5.00%	11/15/2017	1,585	1,598,647
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/2024	500	544,570
Kansas (State of) Development Finance Authority;
Series 2015 G, RB	5.00%	04/01/2019	3,000	3,185,580
Series 2015 G, RB	5.00%	04/01/2027	5,000	5,801,600
Series 2015 G, RB	5.00%	04/01/2028	5,000	5,769,350
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2021	2,345	2,686,713
				27,813,122

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco  Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–2.08%
Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2006, Ref. Hospital RB(b)(c)	5.25%	02/01/2018	$1,030	$1,049,312
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS–AGC)(a)	5.75%	12/01/2028	550	561,545
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015, Sr. RB	5.00%	07/01/2022	850	969,093
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010-A, Hospital RB	5.00%	06/01/2019	3,825	4,040,041
Series 2015, Ref. Hospital RB	5.00%	06/01/2018	1,100	1,128,468
Kentucky (State of) Municipal Power Agency (Prairie State);
Series 2010 A, Power System RB (INS–AGM)(a)	5.00%	09/01/2021	5,860	6,480,633
Series 2010 A, Power System RB (INS–AGM)(a)	5.00%	09/01/2022	4,560	5,064,336
Series 2010 A, Power System RB (INS–AGM)(a)	5.00%	09/01/2023	1,000	1,109,350
Series 2015 B, Ref. Floating Rate Power System RB (SIFMA Municipal Swap Index + 1.40%)(b)(d)	2.19%	09/01/2018	3,000	2,999,490
Kentucky (State of) Municipal Power Agency;
Series 2015 A, Ref. Power System RB (INS–NATL)(a)	5.00%	09/01/2026	2,000	2,390,900
Series 2015 A, Ref. Power System RB (INS–NATL)(a)	5.00%	09/01/2027	3,380	3,993,707
Series 2015 A, Ref. Power System RB (INS–NATL)(a)	5.00%	09/01/2028	2,870	3,345,789
Louisville & Jefferson (Counties of), Kentucky Metropolitan Sewer District;
Series 2009 B, Sewer & Drainage System RB (b)(c)	5.00%	11/15/2019	5,890	6,415,093
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/2020	4,110	4,480,927
Louisville (City of) & Jefferson (County of) Metropolitan Government (Louisville Gas & Electric Co.); Series 2005 A, PCR(b)	2.20%	08/01/2019	3,000	3,049,890
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.);
Series 2013 A, Health System RB	5.00%	10/01/2027	2,000	2,314,100
Series 2016 A, Ref. Health System RB	5.00%	10/01/2023	770	912,951
Paducah (City of) Electric Plant Board; Series 2009 A, RB(b)(c)	5.00%	04/01/2019	2,000	2,128,940
				52,434,565

Louisiana–3.19%
East Baton Rouge (Parish of) Industrial Development Board (ExxonMobil); Series 2010 A, VRD RB(g)	0.72%	08/01/2035	5,650	5,650,000
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 1998 B, Hospital RB(b)(c)	5.25%	01/01/2020	1,000	1,117,300
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (BRCC Facilities Corp.);
Series 2011, Ref. RB (INS–AGM)(a)	4.00%	12/01/2017	1,690	1,703,216
Series 2011, Ref. RB (INS–AGM)(a)	4.00%	12/01/2018	1,775	1,841,296
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Caddo/Bossier Parishes Port Commission); Series 2010, Ref. RB(c)	4.00%	04/01/2018	1,600	1,629,344
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles); Series 2009, Ref. RB (INS–AGC)(a)	4.00%	04/01/2018	1,555	1,582,974
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, Ref. RB	5.00%	04/01/2018	1,000	1,024,090
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System Facilities Corp.); Series 2009 B, RB (INS–AGC)(a)	5.00%	10/01/2026	1,500	1,618,935
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB(b)(c)	5.00%	02/01/2020	1,000	1,096,440
Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2008, Ref. RB (INS–AGC)(a)	5.75%	07/01/2018	115	118,738
Series 2009 A, Ref. RB	5.25%	07/01/2020	1,000	1,110,700
Louisiana Citizens Property Insurance Corp.;
Series 2006 C-3, Assessment RB(b)(c)	6.13%	06/01/2018	1,550	1,611,969
Series 2015, Ref. RB (INS–AGM)(a)	5.00%	06/01/2018	5,000	5,150,850
Series 2015, Ref. RB (INS–AGM)(a)	5.00%	06/01/2022	12,875	15,047,141

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco  Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana State University & Agricultural & Mechanical College Board of Supervisors;
Series 2016 A, Ref. Auxiliary RB	5.00%	07/01/2018	$1,000	$1,032,840
Series 2016 A, Ref. Auxiliary RB	5.00%	07/01/2023	3,250	3,816,572
Series 2016 A, Ref. Auxiliary RB	5.00%	07/01/2024	2,000	2,375,800
New Orleans (City of) Aviation Board (Consolidated Rental Car);
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.25%	01/01/2018	1,575	1,594,624
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.50%	01/01/2019	1,100	1,156,947
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.75%	01/01/2020	1,890	1,994,044
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	6.00%	01/01/2025	1,000	1,057,930
New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring General Airport RB(b)(c)	6.00%	01/01/2019	1,025	1,094,967
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS–AGC)(a)	5.00%	01/01/2019	500	527,035
New Orleans (City of);
Series 2009, Ref. Sewerage Service RB(b)(c)	6.25%	06/01/2019	1,000	1,093,710
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2018	500	514,885
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2019	700	746,921
Series 2014, Ref. Water RB	5.00%	12/01/2019	1,000	1,082,920
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2022	500	586,340
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2023	500	595,140
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2024	1,000	1,206,110
Series 2015, Sewerage Service RB	5.00%	06/01/2023	700	826,861
Series 2015, Sewerage Service RB	5.00%	06/01/2024	400	479,084
Series 2015, Sewerage Service RB	5.00%	06/01/2025	500	603,800
Series 2015, Sewerage Service RB	5.00%	06/01/2026	250	299,033
Series 2015, Sewerage Service RB	5.00%	06/01/2027	350	415,587
Series 2015, Water System RB	5.00%	12/01/2023	600	711,468
Series 2015, Water System RB	5.00%	12/01/2024	750	900,000
Series 2015, Water System RB	5.00%	12/01/2025	825	993,193
Series 2015, Water System RB	5.00%	12/01/2026	500	598,720
Series 2015, Water System RB	5.00%	12/01/2027	750	891,990
Plaquemines (Parish of) Law Enforcement District; Series 2009, Limited Tax GO Bonds	4.50%	09/01/2017	470	470,000
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB(b)	4.00%	06/01/2022	2,865	3,055,522
Terrebonne (Parish of) Hospital Service District No. 1 (Terrebonne General Medical Center); Series 2010, Ref. RB	4.00%	04/01/2020	1,000	1,069,020
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/2019	2,540	2,691,308
Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/2022	5,000	5,682,350
				80,467,714

Maine–0.10%
Lewiston (City of) (UBS Financial Services, Inc.);
Series 2008 B, Unlimited Tax GO School Bonds (INS–AGM)(a)	5.00%	12/15/2019	750	752,663
Series 2008 B, Unlimited Tax GO School Bonds (INS–AGM)(a)	5.00%	12/15/2020	870	873,071
Series 2008 B, Unlimited Tax GO School Bonds (INS–AGM)(a)	5.50%	12/15/2023	950	953,705
				2,579,439

Maryland–0.43%
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital);
Series 2015, Ref. Floating Rate RB (1 mo. USD LIBOR + 0.55%)(b)(d)	1.38%	05/15/2018	3,000	3,010,080
Maryland (State of) Health & Higher Educational Facilities Authority (Lifebridge Health);
Series 2008, RB	5.00%	07/01/2018	855	857,924
Series 2008, RB (INS–AGC)(a)	5.00%	07/01/2020	855	858,070

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco  Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Washington Suburban Sanitary District; Second Series 2016, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	06/01/2024	$4,955	$6,104,213
				10,830,287

Massachusetts–1.32%
Massachusetts (State of) Department of Transportation; Series 2010 B, Sr. Metropolitan Highway System RB	5.00%	01/01/2018	5,400	5,474,898
Massachusetts (State of) Development Finance Agency (Boston Medical Center);
Series 2016 E, Ref. RB	5.00%	07/01/2022	850	977,704
Series 2016 E, Ref. RB	5.00%	07/01/2023	1,365	1,592,273
Series 2016 E, Ref. RB	5.00%	07/01/2024	1,000	1,175,340
Series 2016 E, Ref. RB	5.00%	07/01/2025	500	591,155
Series 2016 E, Ref. RB	5.00%	07/01/2026	1,090	1,293,383
Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligated Group); Series 2004 D, RB(c)	4.00%	11/15/2017	730	734,862
Massachusetts (State of) Development Finance Agency (International Charter School);
Series 2015, Ref. RB	4.00%	04/15/2020	165	170,900
Series 2015, Ref. RB	5.00%	04/15/2025	750	841,725
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2009 A, RB(b)(c)	5.00%	07/01/2019	1,095	1,177,475
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB	5.50%	07/01/2022	3,700	4,464,272
Massachusetts (State of) Development Finance Agency (Partners HealthCare System); Series 2014 M, Floating Rate RB (SIFMA Municipal Swap Index + 0.55%)(b)(d)	1.34%	01/30/2018	8,635	8,640,526
Massachusetts (State of) Development Finance Agency (South Shore Hospital);
Series 2016 I, Ref. RB	5.00%	07/01/2021	500	568,145
Series 2016 I, Ref. RB	5.00%	07/01/2022	600	697,398
Series 2016 I, Ref. RB	5.00%	07/01/2023	625	739,650
Series 2016 I, Ref. RB	5.00%	07/01/2024	550	659,164
Series 2016 I, Ref. RB	5.00%	07/01/2025	500	604,635
Massachusetts (State of) Development Finance Agency (Suffolk University);
Series 2009, Ref. RB(b)(c)	6.00%	07/01/2019	940	1,027,326
Series 2009, Ref. RB	6.00%	07/01/2024	560	608,642
Series 2017, Ref. RB	5.00%	07/01/2024	1,000	1,196,350
				33,235,823

Michigan–5.43%
Marquette (City of) Board of Light and Power;
Series 2016 A, Ref. Electric Utility System RB	5.00%	07/01/2022	1,435	1,666,494
Series 2016 A, Ref. Electric Utility System RB	5.00%	07/01/2023	400	472,036
Series 2016 A, Ref. Electric Utility System RB	5.00%	07/01/2024	505	604,874
Michigan (State of) Building Authority (Facilities Program);
Series 2009 I, Ref. RB (INS–AGC)(a)	5.00%	10/15/2023	7,150	7,751,315
Series 2009 I, Ref. RB (INS–AGC)(a)	5.25%	10/15/2024	1,040	1,132,685
Series 2009 II, RB (INS–AGM)(a)	5.00%	10/15/2021	1,180	1,280,276
Series 2009 II, RB (INS–AGM)(a)	5.00%	10/15/2022	520	563,961
Series 2015 I, Ref. RB	5.00%	04/15/2019	1,750	1,865,605
Series 2016 I, Ref. RB	5.00%	04/15/2018	2,935	3,011,457
Series 2016 I, Ref. RB	5.00%	04/15/2024	1,520	1,838,136
Michigan (State of) Finance Authority (Ascension Senior Credit Group); Series 2016 E-1, Ref. RB(b)	1.10%	08/15/2019	1,500	1,500,660
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-1, Ref. Local Government Loan Program RB (INS–AGM)(a)	5.00%	07/01/2020	3,500	3,876,600
Series 2014 D-1, Ref. Local Government Loan Program RB (INS–AGM)(a)	5.00%	07/01/2021	4,000	4,553,240
Series 2014 D-1, Ref. Local Government Loan Program RB (INS–AGM)(a)	5.00%	07/01/2022	10,000	11,608,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco  Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Henry Ford Health System);
Series 2016, Ref. RB	5.00%	11/15/2023	$2,000	$2,389,240
Series 2016, Ref. RB	5.00%	11/15/2024	2,200	2,656,786
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014, Ref. RB	3.88%	10/01/2023	2,000	2,100,020
Michigan (State of) Finance Authority (Mclaren Health Care);
Series 2015 D-1, Ref. Floating Rate Hospital RB (1 mo. USD LIBOR + 0.60%)(b)(d)	1.44%	10/15/2018	9,440	9,441,699
Series 2015 D-2, Ref. Floating Rate Hospital RB (1 mo. USD LIBOR + 0.75%)(b)(d)	1.59%	10/15/2020	10,000	10,039,800
Michigan (State of) Finance Authority (Trinity Health); Series 2015, Floating Rate Hospital RB (1 mo. USD LIBOR + 0.54%) (b)(d)	1.37%	12/01/2020	10,000	10,000,800
Michigan (State of) Finance Authority;
Series 2014 H-1, Ref. RB	5.00%	10/01/2018	1,135	1,183,283
Series 2014 H-1, Ref. RB	5.00%	10/01/2019	850	915,059
Michigan (State of) Hospital Finance Authority (Henry Ford Health System);
Series 2009, Ref. RB(c)	5.00%	11/15/2019	1,500	1,632,345
Series 2009, Ref. RB(c)	5.50%	11/15/2018	1,000	1,056,110
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 A, Ref. RB(c)	5.25%	05/15/2018	1,100	1,134,474
Michigan (State of) Municipal Bond Authority (Local Government Loan Program);
Series 2009 A, City of Grand Rapids Downtown Development RB(b)(c)	5.00%	05/01/2019	1,515	1,618,989
Series 2009 A, City of Grand Rapids Downtown Development RB(b)(c)	5.13%	05/01/2019	300	321,213
Series 2009 A, City of Grand Rapids Downtown Development RB(b)(c)	5.25%	05/01/2019	500	536,385
Michigan (State of) Strategic Fund (Detroit Edison Co. Pollution Control Bonds); Series 1991, Ref. Limited Obligation RB (INS–AMBAC)(a)	7.00%	05/01/2021	8,520	10,185,575
Michigan (State of);
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/2019	3,000	3,265,080
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/2023	1,500	1,626,675
Series 2016, Ref. Grant Anticipation RB	5.00%	03/15/2023	3,200	3,816,384
Series 2016, Ref. Grant Anticipation RB	5.00%	03/15/2024	10,000	12,130,200
Regents of the University of Michigan;
Series 2012 E, SIFMA Index Floating Rate General RB (SIFMA Municipal Swap Index + 0.43%)(b)(d)	1.22%	04/02/2018	5,715	5,721,801
Series 2017 A, Ref. RB	5.00%	04/01/2024	3,480	4,278,173
Royal Oak (City of) Hospital Finance Authority (William Beaumont Hospital Obligated Group);
Series 2009 V, RB(b)(c)	8.25%	09/01/2018	3,765	4,045,530
Series 2009 W, Ref. RB(c)	5.50%	08/01/2019	1,775	1,929,141
Wayne State University Board of Governors; Series 2009 A, Ref. General RB	5.00%	11/15/2017	2,000	2,017,240
Ypsilanti School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS–AGC)(a)	5.00%	05/01/2018	1,270	1,305,090
				137,072,631

Minnesota–0.89%
Maple Grove (City of) (Maple Grove Hospital Corp.);
Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2023	500	583,385
Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2024	1,200	1,419,792
Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2025	800	956,832
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Allina Health System);
Series 2017 A, Ref. Health Care System RB	5.00%	11/15/2023	1,500	1,810,335
Series 2017 A, Ref. Health Care System RB	5.00%	11/15/2024	1,780	2,177,937
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Children’s Health Care);
Series 1995 B, Health Care RB (INS–AGM)(a)	5.00%	08/15/2019	1,400	1,503,992
Series 1995 B, Health Care RB (INS–AGM)(a)	5.00%	08/15/2021	1,350	1,499,769
Series 2010 A, Health Care Facilities RB	5.00%	08/15/2020	730	811,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco  Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Minneapolis & St. Paul (Cities of) Metropolitan Airports Commission;
Series 2009 A, Ref. Sr. RB	5.00%	01/01/2020	$1,000	$1,055,580
Series 2011, Ref. RB	5.00%	01/01/2020	1,500	1,640,580
Series 2011, Ref. RB	5.00%	01/01/2021	1,240	1,401,324
Series 2016 C, Sr. Airport RB	4.00%	01/01/2021	175	192,106
Series 2016 C, Sr. Airport RB	5.00%	01/01/2022	250	290,915
Series 2016 C, Sr. Airport RB	5.00%	01/01/2023	225	267,374
Series 2016 C, Sr. Airport RB	5.00%	01/01/2024	200	242,272
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group);
Series 2008 C-1, Health Care Facilities RB (INS–AGC)(a)	4.00%	02/15/2020	1,500	1,603,500
Series 2008 C-1, Health Care Facilities RB (INS–AGC)(a)	5.00%	02/15/2021	1,500	1,640,475
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2009 Seven-A, RB	4.50%	10/01/2022	1,000	1,064,270
St. Paul (City of) Housing & Redevelopment Authority (Gillette Children’s Specialty Healthcare); Series 2009, Health Care RB	5.25%	02/01/2021	2,175	2,294,603
				22,456,991

Mississippi–0.11%
Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB(b)(c)	4.63%	09/01/2019	1,695	1,820,684
Mississippi (State of) Development Bank (Jackson County Limited Tax Note); Series 2009, Special Obligation RB (INS–AGC)(a)	5.00%	07/01/2024	1,000	1,067,460
				2,888,144

Missouri–0.81%
Kansas City (City of);
Series 2010 B, Ref. Special Obligation RB	4.13%	01/01/2021	2,000	2,130,840
Series 2017 C, Ref. Special Obligation RB	5.00%	09/01/2023	1,500	1,786,245
Series 2017 C, Ref. Special Obligation RB	5.00%	09/01/2024	2,675	3,225,167
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care);
Series 2010 B, Health Facilities RB	5.00%	06/01/2019	1,000	1,068,240
Series 2010 B, Health Facilities RB	5.00%	06/01/2021	4,645	5,138,067
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2010 A, RB	5.00%	11/15/2020	1,000	1,121,730
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street);
Series 2015 A, Ref. Power Project RB	5.00%	06/01/2027	2,600	3,120,676
Series 2015 A, Ref. Power Project RB	5.00%	12/01/2027	1,140	1,364,238
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.00%	09/01/2023	1,385	1,572,100
				20,527,303

Montana–0.19%
Montana (State of) Facility Finance Authority (Master Loan Program — Glendive Medical Center, Inc.); Series 2008 A, Health Care Facilities RB(c)	4.63%	07/01/2018	1,010	1,042,270
Montana (State of) Facility Finance Authority (Sisters of Charity of Leavenworth Health System);
Series 2010 B, Ref. RB	4.00%	01/01/2020	1,000	1,068,530
Series 2010 B, Ref. RB	5.00%	01/01/2019	2,500	2,635,525
				4,746,325

Nebraska–1.26%
Central Plains Energy Project (No. 1); Series 2007 A, Gas Project RB	5.25%	12/01/2018	1,585	1,668,244
Central Plains Energy Project (No. 3); Series 2012, Gas Project RB	5.00%	09/01/2022	3,420	3,902,391
Lincoln (City of); Series 2012, Ref. Electric System RB	5.00%	09/01/2023	1,250	1,476,062

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco  Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–(continued)
Nebraska (State of) Municipal Energy Agency;
Series 2016 A, Ref. Power Supply System RB	5.00%	04/01/2024	$825	$987,913
Series 2016 A, Ref. Power Supply System RB	5.00%	04/01/2025	1,300	1,577,498
Series 2016 A, Ref. Power Supply System RB	5.00%	04/01/2026	1,000	1,227,360
Nebraska (State of) Public Power District;
Series 2016 A, Ref. RB	5.00%	01/01/2025	1,570	1,922,120
Series 2016 B, Ref. RB	5.00%	01/01/2019	2,685	2,832,380
Omaha (City of) Public Power District; Series 2016 A, Ref. Electric System RB	5.00%	02/01/2025	13,270	16,328,735
				31,922,703

Nevada–1.74%
Clark (County of) (Las Vegas-McCarran International Airport);
Series 2015, Ref. Passenger Facility Charge RB	5.00%	07/01/2019	1,875	2,013,019
Series 2015, Ref. Passenger Facility Charge RB	5.00%	07/01/2022	2,000	2,342,500
Clark (County of) Department of Aviation; Series 2014 B, Airport RB	5.00%	07/01/2018	7,200	7,451,208
Clark (County of);
Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(a)	5.00%	07/01/2022	1,000	1,074,280
Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(a)	5.00%	07/01/2023	4,000	4,296,360
Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(a)	5.00%	07/01/2024	1,855	1,992,084
Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(a)	5.00%	07/01/2025	1,500	1,610,565
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/2024	4,100	4,402,170
Nevada (State of);
Series 2016, Ref. Highway Improvement RB	5.00%	12/01/2023	4,605	5,603,134
Series 2016, Ref. Highway Improvement RB	5.00%	12/01/2024	10,740	13,273,351
				44,058,671

New Hampshire–0.08%
New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital);
Series 2011, RB	5.25%	10/01/2025	525	593,224
Series 2011, RB	5.50%	10/01/2026	510	578,575
New Hampshire (State of) Housing Finance Authority;
Series 2008 E, Single Family Mortgage Acquisition RB	5.05%	07/01/2023	230	232,282
Series 2008 E, Single Family Mortgage Acquisition RB	5.30%	07/01/2028	135	136,262
Series 2009 A, Single Family Mortgage Acquisition RB	5.13%	07/01/2029	560	586,297
				2,126,640

New Jersey–3.80%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC–Montclair State University Student Housing);
Series 2010 A, RB	5.00%	06/01/2021	1,500	1,616,775
Series 2010 A, RB	5.25%	06/01/2020	1,295	1,405,632
New Jersey (State of) Economic Development Authority (School Facilities Construction);
Series 2010, Ref. RB(c)	5.00%	12/15/2017	1,487	1,505,439
Series 2010, Ref. RB(c)	5.00%	12/15/2017	63	63,779
New Jersey (State of) Economic Development Authority;
Series 2012, Ref. Cigarette Tax RB	5.00%	06/15/2018	5,600	5,740,616
Series 2012, Ref. RB	5.00%	06/15/2019	1,000	1,052,150
Series 2012, Ref. RB	5.00%	06/15/2022	1,500	1,681,425

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco  Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, Transportation System RB (INS–AGC)(a)	5.50%	12/15/2021	$6,000	$6,907,740
Series 2006 A, Transportation System RB (INS–AGM)(a)	5.25%	12/15/2021	1,820	2,076,656
Series 2010 D, Transportation System RB	5.25%	12/15/2023	3,305	3,784,324
Series 2011 B, Transportation System RB	5.00%	06/15/2019	1,000	1,056,280
Series 2011 B, Transportation System RB	5.00%	06/15/2020	1,000	1,078,890
Series 2011 B, Transportation System RB	5.00%	06/15/2021	1,000	1,098,430
Series 2013 A, Transportation System RB	5.00%	12/15/2017	5,950	6,016,580
Series 2013 AA, Transportation Program RB	5.00%	06/15/2021	6,000	6,590,580
Series 2014, Floating Rate Transportation Program RN (SIFMA Municipal Swap Index + 1.00%)(b)(d)	1.79%	12/15/2019	2,000	1,973,940
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2024	4,500	5,080,230
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2024	14,700	15,094,548
New Jersey (State of) Turnpike Authority;
Series 2009 H, Turnpike RB(b)(c)	5.00%	01/01/2019	675	712,706
Series 2009 H, Turnpike RB(b)(c)	5.00%	01/01/2019	785	828,850
Series 2009 H, Turnpike RB	5.00%	01/01/2020	1,325	1,397,557
Series 2009 H, Turnpike RB	5.00%	01/01/2021	1,215	1,281,023
Series 2013 D, Floating Rate RB (SIFMA Municipal Swap Index + 0.68%)(b)(d)	1.47%	01/01/2018	4,000	4,001,080
Series 2013 E, Floating Rate RB (SIFMA Municipal Swap Index + 0.68%)(b)(d)	1.47%	01/01/2018	3,000	3,000,840
Series 2014-B-3, Floating Rate RB (1 mo. USD LIBOR + 0.57%)(b)(d)	1.40%	01/01/2018	3,750	3,750,188
New Jersey Transit Corp.;
Series 2014 A, Grant Anticipation RB	5.00%	09/15/2017	5,000	5,008,350
Series 2014 A, Grant Anticipation RB	5.00%	09/15/2018	5,000	5,180,400
Newark (City of) Housing Authority;
Series 2009, City-Secured Police Facility RB(b)(c)	5.00%	12/01/2019	770	840,963
Series 2009, City-Secured Police Facility RB (INS–AGC)(a)	5.00%	12/01/2021	360	388,667
Passaic Valley Sewage Commissioners; Series 2016 H, Ref. Sewer System RB (INS–AGM)(a)	5.00%	12/01/2018	5,485	5,757,824
				95,972,462

New Mexico–0.77%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 B, Ref. PCR(b)	2.13%	06/01/2022	4,500	4,571,280
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/2022	2,860	2,972,312
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014 B, Gas Supply Floating Rate RB (1 mo. USD LIBOR + 0.75%)(b)(d)	1.58%	08/01/2019	12,000	11,998,560
				19,542,152

New York–9.27%
Babylon (Town of) Industrial Development Agency (Covanta Babylon, Inc.);
Series 2009 A, Resource Recovery RB	5.00%	01/01/2018	445	451,234
Series 2009 A, Resource Recovery RB	5.00%	01/01/2019	365	384,436
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2016 A, Ref. PILOT RB	5.00%	07/15/2023	1,200	1,403,364
Series 2016 A, Ref. PILOT RB	5.00%	07/15/2024	1,500	1,774,410
Series 2016 A, Ref. PILOT RB	5.00%	07/15/2025	2,000	2,383,860
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. Second Indenture RB	5.00%	02/15/2023	10,000	12,003,100
Series 2017 A, Ref. Second Indenture RB	5.00%	02/15/2026	1,815	2,271,091
Long Island (City of) Power Authority;
Series 2014 C, Ref. Electric System Floating Rate General RN (1 mo. USD LIBOR + 0.65%)(b)(d)	1.52%	11/01/2018	7,000	7,009,030
Series 2015 C, Ref. Electric System Floating Rate General RN (1 mo. USD LIBOR + 0.88%)(b)(d)	1.75%	11/01/2018	7,000	7,027,720
Series 2016 B, Ref. Electric System RB	5.00%	09/01/2024	2,485	3,028,867

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco  Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority;
Subseries 2002 G-1H, Ref. Floating Rate RB (1 mo. USD LIBOR + 0.82%)(b)(d)	1.65%	02/01/2022	$4,025	$4,053,899
Series 2005 B, RB (INS-NATL)(a)	5.25%	11/15/2018	2,445	2,573,949
Subseries 2008 A-2A, Ref. Dedicated Tax Fund Floating Rate RB (SIFMA Municipal Swap Index + 0.45%)(b)(d)	1.24%	06/01/2022	15,000	14,996,550
Subseries 2012 A-2, Transportation Floating Rate RB (SIFMA Municipal Swap Index + 0.58%)(b)(d)	1.37%	06/01/2019	17,000	17,010,880
Subseries 2014 D-2, SIFMA Floating Rate Transportation RB (SIFMA Municipal Swap Index + 0.36%)(b)(d)	1.15%	11/15/2017	8,000	7,998,320
Nassau (County of) Industrial Development Agency (New York Institute of Technology); Series 2000 A, Ref. Civic Facility RB(c)	5.25%	03/01/2019	1,585	1,688,485
New York (City of) Industrial Development Agency (Yankee Stadium);
Series 2006, PILOT Floating Rate RB (CPI Rate + 0.87%) (INS–FGIC)(a)(d)	2.60%	03/01/2025	1,025	1,017,723
Series 2006, PILOT Floating Rate RB (CPI Rate + 0.88%) (INS–FGIC)(a)(d)	2.61%	03/01/2026	2,725	2,689,439
Series 2006, PILOT Floating Rate RB (CPI Rate + 0.89%) (INS–FGIC)(a)(d)	2.62%	03/01/2027	5,500	5,392,640
New York (City of) Transitional Finance Authority;
Series 2011 E, Future Tax Sec. Sub. RB	5.00%	11/01/2018	3,800	3,986,276
Subseries 2014 C, Future Tax Sec. RB	5.00%	11/01/2023	5,000	6,073,450
New York (City of);
Series 2013 G, Unlimited Tax GO Bonds	5.00%	08/01/2019	2,910	3,137,067
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2020	5,365	5,982,780
Series 2014 B, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2020	5,945	6,629,567
Series 2014 J, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2019	10,000	10,780,300
Subseries 2008 J-4, Floating Rate Unlimited Tax GO Bonds (SIFMA Municipal Swap Index + 0.55%)(d)	1.34%	08/01/2025	3,250	3,250,032
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2010 A, RB	5.00%	07/01/2019	500	535,100
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University);
Series 2009, RB(b)(c)	5.13%	07/01/2019	2,030	2,185,965
Series 2009, RB(b)(c)	5.50%	07/01/2019	2,925	3,169,618
New York (State of) Dormitory Authority (New York University); Series 2017 A, Ref. RB	5.00%	07/01/2025	1,460	1,821,686
New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2016 A, Ref. RB	5.00%	07/01/2024	3,500	4,227,055
New York (State of) Dormitory Authority (Personal Income Tax); Series 2015 E, Ref. RB	5.00%	03/15/2023	4,000	4,791,760
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2008 D, RB(b)(c)	5.75%	10/01/2018	1,000	1,054,060
New York (State of) Dormitory Authority; Series 2009 D, State Personal Income Tax RB(b)(c)	5.00%	06/17/2019	10,000	10,743,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB(g)	0.82%	11/01/2044	1,200	1,200,000
New York (State of) Thruway Authority; Series 2013 A, Jr. General RB	5.00%	05/01/2019	10,000	10,672,000
New York State Urban Development Corp.;
Series 2015 A, Ref. Personal Income Tax RB	5.00%	03/15/2023	10,000	11,979,400
Series 2017 A, Ref. State Personal Income Tax RB	5.00%	03/15/2024	10,000	12,201,100
Niagara Falls (City of) Bridge Commission; Series 1993 A, Toll Bridge System RB (INS–AGC)(a)	4.00%	10/01/2019	400	412,544
Triborough Bridge & Tunnel Authority;
Series 2017 B, Ref. General RB	5.00%	11/15/2024	1,100	1,362,647
Subseries 2014 ABCD-4, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.35%) (INS–AGM)(a)(d)	1.14%	01/01/2018	6,500	6,497,985
Subseries 2016 B-4A, Ref. Floating Rate General RB (1 mo. USD LIBOR + 0.70%)(b)(d)	1.53%	02/01/2021	13,600	13,675,616
TSASC, Inc.;
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2024	4,500	5,280,030
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2025	5,000	5,921,950
Yonkers (City of);
Series 2010 A, Unlimited Tax GO Bonds(b)(c)	5.00%	11/15/2020	500	563,990
Series 2010 A, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	11/15/2020	655	733,908
				234,027,883

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco  Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–1.22%
Charlotte (City of) & Mecklenburg (County of) Hospital Authority (Carolinas HealthCare System); Series 2009 A, Ref. Health Care RB	5.00%	01/15/2020	$3,500	$3,699,570
Charlotte (City of) (Charlotte Douglas International Airport);
Series 2017 A, Airport RB	5.00%	07/01/2024	750	914,438
Series 2017 A, Airport RB	5.00%	07/01/2026	425	530,498
Series 2017 C, Ref. Airport RB	5.00%	07/01/2024	2,250	2,743,312
Series 2017 C, Ref. Airport RB	5.00%	07/01/2026	800	998,584
North Carolina (State of) Eastern Municipal Power Agency; Series 2008 C, Power System RB(c)	6.00%	01/01/2019	135	140,420
North Carolina (State of) Medical Care Commission (Wake Forest Baptist); Series 2012, Ref. Floating Rate Health Care Facilities RB (SIFMA Municipal Swap Index + 0.74%)(b)(d)	1.53%	12/01/2017	3,800	3,801,444
North Carolina (State of) Municipal Power Agency #1 (Catawba);
Series 2015 A, Ref. Electric RB	5.00%	01/01/2024	5,000	6,036,650
Series 2015 A, Ref. Electric RB	5.00%	01/01/2028	1,615	1,953,439
Series 2015 B, Ref. Electric RB	5.00%	01/01/2022	1,875	2,172,375
North Carolina (State of) Turnpike Authority;
Series 2017, Ref. Sr. Lien Triangle Expressway System RB	5.00%	01/01/2025	1,500	1,786,320
Series 2017, Ref. Sr. Lien Triangle Expressway System RB (INS–AGM)(a)	5.00%	01/01/2024	1,150	1,364,774
Series 2017, Ref. Sr. Lien Triangle Expressway System RB (INS–AGM)(a)	5.00%	01/01/2026	1,350	1,639,777
North Carolina (State of); Series 2011, Vehicle Grant Anticipation RB(b)	4.00%	03/01/2018	2,000	2,000,000
Oak Island (Town of); Series 2008 A, Enterprise System RB(b)(c)	5.00%	06/01/2018	1,065	1,098,761
				30,880,362

Ohio–2.83%
Akron (City of); Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS–AGC)(a)	5.00%	03/01/2018	2,010	2,049,456
Allen (County of) (Catholic Healthcare Partners);
Series 2010 B, Hospital Facilities RB	5.00%	09/01/2018	2,000	2,079,200
Series 2010 B, Hospital Facilities RB	5.00%	09/01/2020	2,920	3,247,828
American Municipal Power, Inc. (Combined Hydroelectric);
Series 2016 A, Ref. RB	5.00%	02/15/2023	1,740	2,058,246
Series 2016 A, Ref. RB	5.00%	02/15/2024	750	902,880
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB(b)(c)	5.00%	02/15/2020	2,850	3,131,323
Cleveland (City of);
Series 2006 A, Airport System RB (INS–AMBAC)(a)	5.25%	01/01/2021	3,980	4,462,018
Series 2009 C, Airport System RB (INS–AGC)(a)	5.00%	01/01/2018	2,000	2,027,740
Series 2009 C, Airport System RB (INS–AGC)(a)	5.00%	01/01/2019	2,000	2,108,960
Series 2009 C, Airport System RB (INS–AGC)(a)	5.00%	01/01/2020	4,000	4,210,800
Series 2009 C, Airport System RB (INS–AGC)(a)	5.00%	01/01/2023	2,000	2,101,560
Series 2009 C, Airport System RB (INS–AGC)(a)	5.00%	01/01/2027	1,000	1,050,780
Series 2011 A, Airport System RB	5.00%	01/01/2022	2,315	2,566,270
Series 2016 A, Ref. Airport System RB (INS–AGM)(a)	5.00%	01/01/2020	450	491,297
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2023	1,500	1,747,635
Hancock (County of) (Blanchard Valley Regional Health Center);
Series 2011 A, Hospital Facilities RB	5.00%	12/01/2018	170	178,031
Series 2011 A, Hospital Facilities RB	5.75%	12/01/2026	250	284,768
Lancaster Port Authority; Series 2014, Gas Supply Ref. Floating Rate RB (1 mo. USD LIBOR + 0.72%)(b)(d)	1.55%	08/01/2019	11,000	10,950,170
Ohio (State of) (Case Western Reserve University); Series 2016, Ref. Higher Education Facility RB	5.00%	12/01/2023	1,750	2,093,385
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B-1, Hospital RB	4.75%	01/01/2020	3,000	3,160,530
Series 2009 B-1, Hospital RB	4.75%	01/01/2021	1,000	1,053,510
Series 2009 B-1, Hospital RB	5.00%	01/01/2022	1,000	1,056,820
Series 2011 B-1, Ref. Hospital RB	5.00%	01/01/2024	1,000	1,118,560
Series 2017, Ref. Hospital Facilities RB	5.00%	01/01/2026	5,340	6,647,392
Series 2017, Ref. Hospital Facilities RB	5.00%	01/01/2027	3,000	3,765,630

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco  Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Water Development Authority; Series 2017 B, Floating Rate Water PCR (SIFMA Municipal Swap Index + 0.22%)(d)	1.00%	12/01/2020	$5,000	$5,001,350
Ohio (State of); Series 2009 A II, Parks & Recreation Capital Facilities RB	5.00%	12/01/2019	1,825	1,987,206
				71,533,345

Oklahoma–0.85%
Grand River Dam Authority;
Series 2016 A, Ref. RB	5.00%	06/01/2023	3,000	3,599,400
Series 2016 A, Ref. RB	5.00%	06/01/2024	6,500	7,930,650
Oklahoma (County of) Finance Authority (Western Heights Public Schools); Series 2009, Educational Facilities Lease RB	4.50%	09/01/2019	2,000	2,127,300
Oklahoma (State of) Capitol Improvement Authority; Series 2016, Highway Capital Improvement RB	5.00%	07/01/2025	2,000	2,453,360
Oklahoma (State of) Development Finance Authority (Oklahoma State System of Higher Education); Series 2009 A, Master Real Property Lease RB	4.00%	06/01/2020	1,000	1,050,440
Oklahoma (State of) Industries Authority (Oklahoma Medical Research Foundation); Series 2008, RB(b)(c)	5.50%	07/01/2018	1,280	1,329,856
Oklahoma (State of) Municipal Power Authority;
Series 2008 A, Power Supply System RB	5.25%	01/01/2018	300	304,287
Series 2008 A, Power Supply System RB(b)(c)	5.38%	01/01/2018	250	253,855
Series 2008 A, Power Supply System RB(b)(c)	5.88%	01/01/2018	250	254,270
Okmulgee (City of) Municipal Authority; Series 2009 A, Utility System & Sales Tax RB	4.00%	12/01/2019	2,165	2,249,695
				21,553,113

Oregon–0.56%
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB(b)(c)	5.00%	04/01/2019	500	532,810
Oregon (State of) Facilities Authority (Legacy Health);
Series 2016 A, Ref. RB	5.00%	06/01/2023	500	596,185
Series 2016 A, Ref. RB	5.00%	06/01/2024	1,000	1,212,240
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/2029	1,000	1,137,020
Salem-Keizer School District No. 24J; Series 2009 B, Unlimited Tax CAB GO Bonds (CEP-Oregon School Bond Guaranty)(e)	0.00%	06/15/2023	2,500	2,271,975
Tri-County Metropolitan Transportation District;
Series 2017 A, Ref. RB	5.00%	10/01/2023	1,500	1,799,535
Series 2017 A, Ref. RB	5.00%	10/01/2024	2,000	2,431,960
Series 2017 A, Ref. RB	5.00%	10/01/2025	1,200	1,475,232
Series 2017 A, Ref. RB	5.00%	10/01/2026	1,100	1,365,870
Series 2017 A, Ref. RB	5.00%	10/01/2027	1,100	1,375,176
				14,198,003

Pennsylvania–4.14%
Allegheny (County of) Sanitary Authority; Series 2015, Ref. RB	5.00%	12/01/2020	2,500	2,796,075
Bethlehem (City of);
Series 2014, Gtd. Ref. Water RB (INS–BAM)(a)	5.00%	11/15/2020	1,475	1,647,383
Series 2014, Gtd. Ref. Water RB (INS–BAM)(a)	5.00%	11/15/2021	1,400	1,606,976
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/2025	1,000	1,119,150
Montgomery (County of) Industrial Development Authority (PECO Energy Company);
Series 1994 A, Ref. RB(b)	2.55%	06/01/2020	5,000	5,010,050
Series 1999 A, Ref. RB(b)	2.50%	04/01/2020	6,000	6,005,880
Pennsylvania (Commonwealth of); Second Series 2016, Unlimited Tax GO Bonds	5.00%	09/15/2024	10,000	12,072,800
Pennsylvania (State of) Economic Development Financing Authority (UPMC);
Series 2016, Ref. RB	5.00%	03/15/2024	1,250	1,514,725
Series 2016, Ref. RB	5.00%	03/15/2025	3,000	3,683,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco  Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Higher Educational Facilities Authority (Carnegie Mellon University);
Series 2009, RB	4.25%	08/01/2019	$3,000	$3,138,300
Series 2009, RB	5.00%	08/01/2021	775	820,214
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center); Series 2010 E, RB	5.00%	05/15/2021	7,285	8,084,092
Pennsylvania (State of) Turnpike Commission;
Series 2008 C-1, Sub. RB(b)(c)	6.00%	06/01/2018	500	519,525
Series 2009 B, Sub. RB(b)(c)	5.00%	06/01/2019	3,550	3,807,694
Series 2009 B, Sub. RB(b)(c)	5.25%	06/01/2019	2,500	2,692,300
Series 2011 A, RB	5.00%	12/01/2022	1,500	1,761,510
Series 2011 A, RB	5.00%	12/01/2023	1,500	1,794,330
Series 2013 B, Floating Rate RB (SIFMA Municipal Swap Index + 1.15%)(d)	1.94%	12/01/2019	3,000	3,015,450
Series 2014 B-1, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.60%)(d)	1.39%	12/01/2018	3,000	3,005,100
Series 2015 A-2, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.65%)(d)	1.44%	12/01/2018	11,545	11,544,654
Philadelphia (City of) Gas Works;
Series 2015, Ref. RB	5.00%	08/01/2022	2,250	2,633,917
Series 2015, Ref. RB	5.00%	08/01/2023	4,000	4,779,760
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.50%	04/01/2027	1,320	1,369,645
Philadelphia (City of);
Series 2009 A, Ref. Unlimited Tax GO Bonds(b)(c)	5.25%	08/01/2019	265	286,916
Series 2009 A, Ref. Unlimited Tax GO Bonds(b)(c)	5.25%	08/01/2019	530	573,831
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS–AGC)(a)	4.50%	08/01/2020	2,150	2,281,408
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS–AGC)(a)	5.25%	08/01/2021	2,235	2,418,382
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS–AGC)(a)	5.25%	08/01/2022	4,470	4,834,975
Series 2010 A, Ref. Water & Wastewater RB (INS–AGM)(a)	5.00%	06/15/2019	1,000	1,073,030
Pittsburgh Public School District;
Series 2009 A, Limited Tax GO Bonds(c)	4.00%	09/01/2019	860	911,901
Series 2009 A, Limited Tax GO Bonds (INS–AGC)(a)	4.00%	09/01/2019	2,245	2,375,569
Reading (City of);
Series 2008, Unlimited Tax GO Bonds(b)(c)	5.63%	11/01/2018	440	464,636
Series 2008, Unlimited Tax GO Bonds(b)(c)	5.63%	11/01/2018	1,060	1,119,349
South Fork (Borough of) Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. Hospital RB(b)(c)	6.00%	07/01/2020	500	569,810
St. Mary Hospital Authority (Catholic Health East); Series 2010 A, Health System RB	5.00%	11/15/2018	2,645	2,773,653
West Mifflin Area School District; Series 2009, Limited Tax GO Bonds(b)(c)	5.50%	10/01/2018	500	525,460
				104,632,330

Rhode Island–0.86%
Rhode Island (State of) Commerce Corp.;
Series 2016 A, Ref. Grant Anticipation RB	5.00%	06/15/2023	1,750	2,085,265
Series 2016 B, Grant Anticipation RB	5.00%	06/15/2025	2,750	3,369,327
Rhode Island (State of) Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2016, Ref. Hospital Financing RB	5.00%	05/15/2018	1,250	1,283,225
Series 2016, Ref. Hospital Financing RB	5.00%	05/15/2024	2,350	2,783,528
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB(b)(c)	6.13%	05/15/2019	500	544,540
Rhode Island Health & Educational Building Corp. (University of Rhode Island — Auxiliary Enterprise); Series 2009 B, Higher Education Facility RB (INS–AGC)(a)	5.25%	09/15/2029	1,265	1,363,784
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	2,435	2,809,186
Series 2015 A, Ref. RB	5.00%	06/01/2027	1,600	1,830,976
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,920	2,176,954
Series 2015 B, Ref. RB	2.25%	06/01/2041	3,515	3,524,842
				21,771,627

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco  Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–0.35%
Piedmont Municipal Power Agency; Series 2009 A-4, Ref. Electric RB	5.00%	01/01/2020	$2,000	$2,175,780
SCAGO Educational Facilities Corporation for Pickens School District; Series 2015, Ref. RB	5.00%	12/01/2026	2,250	2,681,978
South Carolina (State of) Education Assistance Authority; Series 2009 I, Student Loan RB	4.40%	10/01/2018	410	422,722
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2010, Ref. Hospital RB	5.00%	02/01/2018	1,000	1,016,770
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.00%	08/01/2021	1,300	1,462,045
Spartanburg Regional Health Services District, Inc.; Series 2008 D, Ref. Hospital RB (INS–AGC)(a)	5.25%	04/15/2020	1,000	1,027,250
				8,786,545

South Dakota–0.30%
Rapid City (City of);
Series 2009, Water RB(f)	5.00%	11/01/2021	1,170	1,269,158
Series 2009, Water RB(f)	5.00%	11/01/2024	1,620	1,757,295
Series 2009, Water RB(f)	5.00%	11/01/2025	1,650	1,789,837
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB	5.00%	09/01/2021	1,000	1,108,100
South Dakota (State of) Health & Educational Facilities Authority (Sanford Health);
Series 2009, RB	5.00%	11/01/2017	430	433,075
Series 2009, RB	5.00%	11/01/2024	1,000	1,077,510
				7,434,975

Tennessee–0.95%
Jackson (City of);
Series 2008, Ref. Hospital Improvement RB(b)(c)	5.25%	04/01/2018	740	759,566
Series 2008, Ref. Hospital Improvement RB	5.25%	04/01/2023	260	266,425
Memphis (City of) & Shelby (County of) Airport Authority; Series 2011 D, Ref. RB	5.00%	07/01/2022	2,165	2,460,977
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/2020	860	931,440
Series 2012, Ref. & Improvement RB	5.00%	07/01/2021	885	980,058
Nashville (City of) & Davidson (County of) Metropolitan Government; Series 2017 B, Ref. Electric System RB	5.00%	05/15/2025	1,600	1,995,760
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS–AGM)(a)	5.00%	09/01/2017	1,000	1,000,000
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2024	1,840	2,210,024
Tennessee Energy Acquisition Corp.;
Series 2006 A, Gas RB	5.25%	09/01/2018	4,800	5,001,984
Series 2006 A, Gas RB	5.25%	09/01/2021	4,385	4,933,827
Series 2006 C, Gas RB	5.00%	02/01/2022	3,090	3,484,129
				24,024,190

Texas–11.76%
Austin (City of); Series 2015 A, Ref. Water & Wastewater System RB	5.00%	11/15/2023	5,000	6,071,200
Austin Convention Enterprises, Inc.;
Series 2017, Ref. First Tier Convention Center RB	5.00%	01/01/2022	350	399,777
Series 2017, Ref. First Tier Convention Center RB	5.00%	01/01/2025	500	595,815
Series 2017, Ref. Sub. Second Tier Convention Center RB	5.00%	01/01/2025	400	466,320
Beaumont Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (INS–AGC)(a)	5.00%	02/15/2024	1,500	1,518,225
Bexar (County of) Metropolitan Water District;
Series 2009, Ref. Waterworks System RB(c)	5.00%	05/01/2019	2,500	2,670,600
Series 2009, Ref. Waterworks System RB(b)(c)	5.00%	05/01/2019	2,500	2,670,600
Series 2009, Ref. Waterworks System RB(b)(c)	5.00%	05/01/2019	2,500	2,670,600
Series 2009, Ref. Waterworks System RB(b)(c)	5.00%	05/01/2019	2,500	2,670,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco  Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	5.00%	08/15/2023	$750	$844,740
Corpus Christi Independent School District; Series 2009, School Building Unlimited Tax GO Bonds(b)(c)	5.00%	08/15/2019	1,100	1,186,955
Fort Worth (City of); Series 2015 A, Ref. & Improvement Water & Sewer System RB	5.00%	02/15/2022	6,975	8,153,008
Fort Worth Independent School District;
Series 2015, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2023	9,945	11,896,408
Series 2015, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2024	4,700	5,735,645
Galveston (City of); Series 2011, Ref. Wharves & Terminal RB	5.00%	02/01/2021	1,000	1,100,370
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(g)	0.87%	11/01/2041	1,000	1,000,000
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine);
Series 2016, Ref. Medical Facilities RB	5.00%	11/15/2022	1,560	1,839,256
Series 2016, Ref. Medical Facilities RB	5.00%	11/15/2023	3,000	3,587,760
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System);
Series 2013 B, Ref. Floating Rate Hospital RB (SIFMA Municipal Swap Index + 0.60%)(d)	1.39%	06/01/2018	1,750	1,750,420
Series 2013 B, Ref. Floating Rate Hospital RB (SIFMA Municipal Swap Index + 0.70%)(d)	1.49%	06/01/2019	2,065	2,068,221
Series 2014 B, Floating Rate Hospital RB (SIFMA Municipal Swap Index + 0.58%)(b)(d)	1.37%	12/01/2019	11,000	11,008,580
Harris County Cultural Education Facilities Finance Corp. (St. Luke’s Episcopal Health System);
Series 2009, Ref. RB(c)	5.00%	02/15/2018	2,000	2,038,720
Series 2009, Ref. RB(c)	5.00%	02/15/2019	1,000	1,060,350
Series 2009, Ref. RB(b)(c)	5.63%	02/15/2019	2,500	2,671,550
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.00%	11/15/2019	485	526,569
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital);
Series 2009, Hospital RB	5.00%	10/01/2024	1,750	1,895,372
Series 2015, Floating Rate RB (1 mo. USD LIBOR + 0.85%)(b)(d)	1.69%	06/01/2020	5,000	5,054,850
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. Special Facilities RB (INS–AGC)(a)	5.00%	05/15/2023	1,500	1,597,755
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area);
Series 2013 A, Ref. RB	5.00%	06/01/2021	535	590,619
Series 2013 A, Ref. RB	5.00%	06/01/2022	855	962,841
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership);
Series 2006, Solid Waste Disposal RB(b)(c)	5.00%	12/01/2019	4,000	4,363,320
Series 2008, Solid Waste Disposal RB	4.70%	05/01/2018	7,320	7,478,771
Houston (City of);
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2018	500	517,105
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2019	250	258,967
Series 2014 C, Ref. First Lien Combined Utility System RB	5.00%	05/15/2024	3,685	4,484,977
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2022	8,000	9,320,400
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2023	8,500	10,119,675
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2024	5,060	6,123,410
Katy (City of) Independent School District;
Series 2015 C, Ref. Floating Rate Unlimited Tax GO Bonds (1 mo. USD LIBOR + 0.55%) (CEP-Texas Permanent School Fund)(b)(d)	1.37%	08/15/2019	17,000	17,023,970
Series 2016 A, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2023	1,500	1,794,330
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB(b)(c)	5.75%	08/15/2019	365	398,624
Lake Worth (City of); Series 2008, Combination Tax & Revenue Limited Tax GO Ctfs.(b)(c)	5.00%	10/01/2018	1,230	1,286,088
Leander Independent School District; Series 2014 D, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund)(e)	0.00%	08/15/2027	5,675	4,303,750
Lower Colorado River Authority;
Series 2009, RB	5.25%	05/15/2029	455	487,719
Series 2009, Ref. RB(b)(c)	5.25%	05/15/2019	10	10,735
Series 2009, Ref. RB(b)(c)	5.25%	05/15/2019	5	5,367
Series 2009, Ref. RB(b)(c)	5.25%	05/15/2019	30	32,204
Mansfield (City of); Series 2008, Limited Tax GO Ctfs.(b)(c)	6.13%	02/15/2018	500	512,230

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco  Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Mission Economic Development Corp. (Waste Management, Inc.); Series 2006, Solid Waste Disposal RB	1.80%	12/01/2018	$3,000	$3,028,110
New Hope Cultural Education Facilities Corp. (CHF–Collegiate Housing College Station I, LLC–Texas A&M University);
Series 2014 A, Student Housing RB (INS–AGM)(a)	4.00%	04/01/2018	200	203,196
Series 2014 A, Student Housing RB (INS–AGM)(a)	4.00%	04/01/2020	325	344,828
North East Texas Regional Mobility Authority;
Series 2016, Sr. Lien RB	5.00%	01/01/2024	1,090	1,294,277
Series 2016 A, Sr. Lien RB	5.00%	01/01/2022	720	823,054
Series 2016 A, Sr. Lien RB	5.00%	01/01/2023	755	881,923
North Fort Bend Water Authority; Series 2009, Water System RB (INS–AGC)(a)	5.00%	12/15/2024	2,000	2,182,140
North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/2021	2,000	2,120,260
Series 2011 A, Ref. First Tier Floating Rate RB (SIFMA Municipal Swap Index + 0.80%)(b)(d)	1.59%	01/01/2019	8,000	8,029,280
Series 2011 B, Ref. First Tier System RB	5.00%	01/01/2019	500	526,760
Series 2014 C, Ref. Floating Rate First Tier RB (SIFMA Municipal Swap Index + 0.67%)(b)(d)	1.46%	01/01/2020	9,400	9,411,562
Series 2016 A, Ref. First Tier System RB	5.00%	01/01/2024	7,000	8,423,240
Series 2016 A, Ref. First Tier System RB	5.00%	01/01/2025	2,000	2,398,640
Northside Independent School District (School Building);
Series 2012, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)(b)	1.75%	06/01/2022	3,440	3,443,165
Series 2015, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)(b)	1.65%	08/01/2018	2,250	2,261,475
Northwest Independent School District; Series 2015 B, Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/2025	2,525	3,114,890
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds(b)(c)	5.25%	02/15/2019	1,000	1,063,810
Sachse (City of);
Series 2009, Ref. & Improvement Limited Tax GO Bonds(b)(c)	5.00%	02/15/2019	495	524,799
Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS–AGC)(a)	5.00%	02/15/2024	5	5,287
San Antonio (City of);
Series 2012, Ref. Electric & Gas Systems RB	5.25%	02/01/2024	1,070	1,321,750
Series 2016, Ref. Electric & Gas Systems RB	5.00%	02/01/2022	3,350	3,911,661
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center);
Series 2009 A, Hospital RB (INS–AGC)(a)	5.00%	09/01/2022	595	641,719
Series 2009 A, Hospital RB (INS–AGC)(a)	5.00%	09/01/2024	1,280	1,372,224
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center); Series 2010 A, Hospital RB	5.00%	12/01/2017	1,250	1,263,025
Texas (State of) (Transportation Commission); Series 2014, Floating Rate Unlimited Tax GO Bonds (SIFMA Municipal Swap Index + 0.38%)(b)(d)	1.17%	10/01/2018	5,000	5,001,100
Texas (State of) Transportation Commission (State Highway Fund); Series 2015, Ref. First Tier RB	5.00%	10/01/2023	3,200	3,886,144
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002 A, First Tier CAB RB (INS–AMBAC)(a)(e)	0.00%	08/15/2018	3,070	3,039,085
Texas (State of) Water Development Board; Series 2015 A, RB	5.00%	04/15/2024	6,200	7,583,468
Texas A&M University System Board of Regents; Series 2016 E, Ref. Financing System RB	5.00%	05/15/2025	5,000	6,222,950
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,700	6,979,194
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/2019	3,500	3,788,575
Series 2012, Gas Supply RB	5.00%	12/15/2021	5,485	6,267,161
Series 2012, Gas Supply RB	5.00%	12/15/2022	500	580,085
Series 2012, Gas Supply RB	5.00%	12/15/2023	8,050	9,308,617
Texas State University Board of Regents;
Series 2017 A, Ref. Financing System RB	5.00%	03/15/2023	2,150	2,564,391
Series 2017 A, Ref. Financing System RB	5.00%	03/15/2024	4,000	4,857,640
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/2026	1,500	1,548,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco  Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB(c)	5.00%	07/01/2021	$1,285	$1,474,679
University of Houston; Series 2017 A, Ref. Consolidated RB	5.00%	02/15/2025	5,760	7,064,870
University of Texas System Board of Regents; Series 2010, Ref. Financing System RB	5.00%	08/15/2021	5,340	6,150,131
University of Texas; Series 2009 D, Financing System RB	5.00%	08/15/2018	4,000	4,161,240
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB(b)(c)	5.00%	09/01/2019	900	972,657
Series 2009, Tax Increment Allocation Contract RB(b)(c)	5.10%	09/01/2019	1,455	1,575,343
Series 2009, Tax Increment Allocation Contract RB(b)(c)	5.38%	09/01/2019	450	489,667
				296,931,455

Utah–0.16%
Intermountain Power Agency; Subseries 2014-A, Ref. Sub. Power Supply RB	5.00%	07/01/2019	2,500	2,684,975
Riverton (City of) (IHC Health Services, Inc.); Series 2009, Hospital RB	5.00%	08/15/2018	1,310	1,360,632
				4,045,607

Vermont–0.04%
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB(b)(c)	5.00%	06/01/2018	1,000	1,031,590

Virgin Islands–0.53%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.75%	10/01/2019	950	858,601
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note);
Series 2009 A-1, Ref. Sr. Lien Capital Projects RB	4.13%	10/01/2018	1,875	1,775,306
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2017	1,000	1,000,200
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2018	1,000	956,610
Virgin Islands (Government of) Public Finance Authority;
Series 2015, RB(h)	5.00%	09/01/2022	2,220	2,502,317
Series 2015, RB(h)	5.00%	09/01/2023	1,500	1,705,635
Series 2015, RB(h)	5.00%	09/01/2024	1,650	1,885,274
Series 2015, RB(h)	5.00%	09/01/2025	1,500	1,716,165
Virgin Islands (Government of) Water & Power Authority; Series 2010 B, Electric System RB (INS–AGM)(a)	5.00%	07/01/2022	1,000	1,075,900
				13,476,008

Virginia–1.14%
Chesterfield (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR	5.00%	05/01/2023	500	533,945
Smyth (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2010 B, Ref. Hospital RB	5.00%	07/01/2018	1,255	1,287,505
Virginia (State of) College Building Authority (21st Century College and Equipment Programs); Series 2015 D, Educational Facilities RB (CEP-Colorado Higher Education Intercept Program)	5.00%	02/01/2021	14,720	16,683,795
Virginia (State of) Resources Authority (State Revolving Fund); Series 2008, Sub. Clean Water RB(b)(c)	5.00%	10/01/2018	1,315	1,375,174
Virginia Commonwealth Transportation Board;
Series 2016, Federal Transportation Grant Anticipation RB	5.00%	03/15/2024	1,500	1,828,905
Series 2016, Federal Transportation Grant Anticipation RB	5.00%	09/15/2024	1,015	1,247,953
Series 2016, Federal Transportation Grant Anticipation RB	5.00%	09/15/2025	4,765	5,924,896
				28,882,173

Washington–4.01%
Central Puget Sound Regional Transit Authority; Series 2015 S-2A, Floating Rate Sales & Use Tax Green Bonds (SIFMA Municipal Swap Index + 0.70%)(b)(d)	1.49%	11/01/2018	12,500	12,526,625

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco  Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Clark (County of) Public Utility District No. 1;
Series 2009, Ref. Electric System RB(b)(c)	5.00%	01/01/2019	$500	$527,720
Series 2009, Ref. Electric System RB(b)(c)	5.00%	01/01/2019	300	316,632
Cowlitz (County of) (Cowlitz Sewer Operating Board—Wastewater Treatment); Series 2002, Ref. Special Sewer RB (INS-NATL)(a)	5.50%	11/01/2019	2,500	2,607,750
Energy Northwest (Project #1);
Series 2016 A, Ref. Electric RB	5.00%	07/01/2025	10,000	12,431,500
Series 2016 A, Ref. Electric RB	5.00%	07/01/2026	4,500	5,155,110
Series 2017 A, Ref. Electric RB	5.00%	07/01/2026	2,000	2,339,940
Energy Northwest (Project #3); Series 2017 A, Ref. Electric RB	5.00%	07/01/2025	9,000	11,188,350
Everett (City of); Series 2014, Ref. Limited Tax SIFMA Index Floating Rate GO Bonds (SIFMA Municipal Swap Index + 0.40%)(b)(d)	1.19%	12/01/2019	7,480	7,401,759
Grant (County of) Public Utility District No. 2; Series 2014 K, Floating Rate RB (SIFMA Municipal Swap Index + 0.32%)(b)(d)	1.11%	12/01/2017	3,000	3,001,260
King (County of); Series 2015 E, Ref. Limited Tax GO Bonds	5.00%	12/01/2022	5,520	6,609,151
Seattle (City of);
Series 2015 A, Ref. Limited Tax GO Bonds	5.00%	06/01/2023	4,000	4,836,080
Series 2015 B-2, Municipal Light & Power Floating Rate RB (SIFMA Municipal Swap Index + 0.68%)(b)(d)	1.47%	11/01/2018	7,500	7,499,925
Seattle (Port of);
Series 2015 B, Ref. RB	5.00%	03/01/2018	4,340	4,431,835
Series 2015 B, Ref. RB	5.00%	03/01/2022	1,205	1,402,162
Washington (State of) Economic Development Finance Authority (Waste Management, Inc.);
Series 2005 D, Solid Waste Disposal RB(h)	1.25%	11/01/2017	3,000	3,001,650
Series 2008, Solid Waste Disposal RB(h)	2.13%	06/01/2020	3,000	3,033,780
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center); Series 2017, Ref. Floating Rate RB (1 mo. USD LIBOR + 1.10%)(b)(d)	1.93%	07/01/2022	5,000	4,999,100
Washington (State of) Health Care Facilities Authority (Highline Medical Center); Series 2008, Mortgage RB(b)(c)	5.25%	08/01/2018	985	1,024,715
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2020	500	559,020
Washington (State of) Higher Education Facilities Authority (Gonzaga University);
Series 2009, Ref. RB(b)(c)	5.38%	04/01/2019	1,050	1,124,823
Series 2010 A, Ref. RB(c)	5.00%	04/01/2019	1,810	1,927,722
Washington (State of); Series 2015, Motor Vehicle Fuel Unlimited Tax GO Bonds	5.00%	08/01/2024	2,735	3,364,160
				101,310,769

West Virginia–0.82%
Mason (County of) (Appalachian Power Co.); Series 2003 L, PCR(b)	1.63%	10/01/2018	10,000	10,076,300
West Virginia (State of) Economic Development Authority (Appalachian Power Co. — Amos); Series 2008 C, Ref. PCR	3.25%	05/01/2019	5,255	5,360,258
West Virginia (State of) Hospital Finance Authority (West Virginia University Hospitals, Inc.); Series 2003 D, Hospital Improvement RB(b)(c)	5.38%	12/01/2018	1,200	1,267,428
West Virginia (State of) University; Series 2014 C, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.53(b)(d)	1.32%	10/01/2019	4,000	3,995,400
				20,699,386

Wisconsin–0.59%
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group);
Series 2009 C, RB	5.00%	04/01/2019	750	797,617
Series 2009 C, RB(b)(c)	5.00%	04/01/2019	750	798,720
Wisconsin (State of) Health & Educational Facilities Authority (Marquette University);
Series 2008 B-1, Ref. RB	3.75%	10/01/2018	880	906,242
Series 2008 B-3, RB	3.75%	10/01/2018	1,125	1,158,547
Series 2008 B-3, RB	4.00%	10/01/2019	1,145	1,212,704

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Invesco  Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Central District Development); Series 2016, Lease Development RB	5.00%	03/01/2019	$3,000	$3,175,920
Wisconsin Health & Educational Facilities Authority (Ascension Health Alliance); Series 2013, RB(b)	4.00%	05/30/2019	6,625	6,958,105
				15,007,855

Wyoming–0.21%
Campbell (County of) Hospital District (Campbell County Memorial Hospital);
Series 2009, RB	5.00%	12/01/2017	1,170	1,181,337
Series 2009, RB	5.00%	12/01/2018	545	570,190
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,200	1,295,484
Wyoming (State of) Municipal Power Agency;
Series 2008 A, Power Supply RB(b)(c)	5.38%	01/01/2018	1,000	1,015,560
Series 2017 A, Ref. Power Supply RB (INS–BAM)(a)	5.00%	01/01/2024	1,000	1,184,790
				5,247,361
TOTAL INVESTMENTS IN SECURITIES(i)–99.15% (Cost $2,436,501,765)				2,504,429,307
OTHER ASSETS LESS LIABILITIES–0.85%				21,541,353
NET ASSETS–100.00%				$2,525,970,660

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Co.
GO	– General Obligation

Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
LIBOR	– London Interbank Offered Rate
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAB	– Revenue Anticipation Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds

Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
SIFMA	– Securities Industry and Financial Markets Association
Sr.	– Senior
Sub.	– Subordinated
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(e)	Zero coupon bond issued at a discount.
(f)	Security subject to crossover refunding.
(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $13,844,821, which represented less than 1% of the Fund’s Net Assets.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	6.5%

Portfolio Composition

By credit sector, based on Total Investments

As of August 31,2017

Revenue Bonds	79.0%
General Obligation Bonds	14.0
Pre-Refunded Bonds	7.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Invesco  Limited Term Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $2,436,501,765)	$2,504,429,307
Cash	482,468
Receivable for:
Investments sold	2,400,181
Fund shares sold	10,480,138
Interest	22,798,282
Investment for trustee deferred compensation and retirement plans	232,317
Other assets	237,631
Total assets	2,541,060,324

Liabilities:
Payable for:
Investments purchased	6,184,450
Dividends	1,022,635
Fund shares reacquired	6,491,652
Accrued fees to affiliates	1,096,937
Accrued trustees’ and officers’ fees and benefits	7,629
Accrued other operating expenses	26,532
Trustee deferred compensation and retirement plans	259,829
Total liabilities	15,089,664
Net assets applicable to shares outstanding	$2,525,970,660

Net assets consist of:
Shares of beneficial interest	$2,477,378,823
Undistributed net investment income	2,894,541
Undistributed net realized gain (loss)	(22,230,246)
Net unrealized appreciation	67,927,542
$2,525,970,660

Net Assets:
Class A	$1,145,777,601
Class A2	$66,244,856
Class C	$354,158,105
Class Y	$948,359,633
Class R5	$11,420,329
Class R6	$10,136

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	99,954,661
Class A2	5,775,835
Class C	30,915,897
Class Y	82,782,318
Class R5	996,870
Class R6	885
Class A:
Net asset value per share	$11.46
Maximum offering price per share
(Net asset value of $11.46 ÷ 97.50%)	$11.75
Class A2:
Net asset value per share	$11.47
Maximum offering price per share
(Net asset value of $11.47 ÷ 99.00%)	$11.59
Class C:
Net asset value and offering price per share	$11.46
Class Y:
Net asset value and offering price per share	$11.46
Class R5:
Net asset value and offering price per share	$11.46
Class R6:
Net asset value and offering price per share	$11.45

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Invesco  Limited Term Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2017

(Unaudited)

Investment income:
Interest	$30,567,019

Expenses:
Advisory fees	2,911,498
Administrative services fees	252,425
Custodian fees	11,366
Distribution fees:
Class A	1,459,448
Class C	1,853,358
Transfer agent fees — A, A2, C and Y	1,066,175
Transfer agent fees — R5	5,326
Trustees’ and officers’ fees and benefits	28,475
Registration and filing fees	170,616
Reports to shareholders	131,177
Professional services fees	31,945
Other	58,898
Total expenses	7,980,707
Less: Expense offset arrangement(s)	(658)
Net expenses	7,980,049
Net investment income	22,586,970

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(5,220,241)
Change in net unrealized appreciation of investment securities	37,437,008
Net realized and unrealized gain	32,216,767
Net increase in net assets resulting from operations	$54,803,737

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Invesco  Limited Term Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2017 and the year ended February 28, 2017

(Unaudited)

	August 31, 2017	February 28, 2017
Operations:
Net investment income	$22,586,970	$45,426,400
Net realized gain (loss)	(5,220,241)	(15,354,038)
Change in net unrealized appreciation (depreciation)	37,437,008	(51,805,735)
Net increase (decrease) in net assets resulting from operations	54,803,737	(21,733,373)

Distributions to shareholders from net investment income:
Class A	(9,698,587)	(22,907,468)
Class A2	(656,801)	(1,809,785)
Class C	(1,704,821)	(3,717,645)
Class Y	(8,697,398)	(15,645,285)
Class R5	(105,226)	(336,922)
Class R6	(85)	—
Total distributions from net investment income	(20,862,918)	(44,417,105)

Share transactions–net:
Class A	(144,216,429)	124,506,953
Class A2	(6,786,132)	(18,708,864)
Class C	(41,584,169)	136,484,449
Class Y	134,559,528	146,706,047
Class R5	377,894	(4,689,736)
Class R6	10,000	—
Net increase (decrease) in net assets resulting from share transactions	(57,639,308)	384,298,849
Net increase (decrease) in net assets	(23,698,489)	318,148,371

Net assets:
Beginning of period	2,549,669,149	2,231,520,778
End of period (includes undistributed net investment income of $2,894,541 and $1,170,489, respectively)	$2,525,970,660	$2,549,669,149

Notes to Financial Statements

August 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Limited Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is federal tax-exempt current income.

The Fund currently consists of six different classes of shares: Class A, Class A2, Class C, Class Y, Class R5 and Class R6. Effective April 4, 2017, the Fund began offering Class R6 shares. Class Y shares are available only to certain investors. Class A and Class A2 shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value.

As of the close of business on October 30, 2002, Class A2 shares are closed to new investors.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics

33                         Invesco  Limited Term Municipal Income Fund

and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay in kind income received in the form of securities in-lieu of cash is recorded as interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including

34                         Invesco  Limited Term Municipal Income Fund

estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.30%
Over $500 million up to and including $1 billion	0.25%
Over $1 billion	0.20%

For the six months ended August 31, 2017, the effective advisory fees incurred by the Fund was 0.23%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 1.25%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Class A and Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A and Class C shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2017, IDI advised the Fund that IDI retained

35                         Invesco  Limited Term Municipal Income Fund

$110,708 and $394 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively. Also, $127,678 and $15,048 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2017, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2017, there were no transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for six months ended August 31, 2017, the Fund engaged in securities purchases of $89,273,685 and securities sales of $136,206,424, which did not result in any net realized gains (losses).

NOTE 5 — Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $658.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

36                         Invesco  Limited Term Municipal Income Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2018	$195,867	$—	$195,867
Not subject to expiration	14,538,531	2,275,607	16,814,138
	$14,734,398	$2,275,607	$17,010,005

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2017 was $229,677,059 and $244,701,101, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$69,085,706
Aggregate unrealized (depreciation) of investments	(1,158,164)
Net unrealized appreciation of investments	$67,927,542

Cost of investments is the same for tax and financial reporting purposes.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2017(a)		Year ended February 28, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	14,771,045	$168,079,952	56,786,894	$652,828,046
Class A2	502,941	5,735,328	1,405,989	16,239,753
Class C	5,280,804	60,068,973	29,213,895	336,384,155
Class Y	29,140,071	330,442,988	60,852,291	696,478,852
Class R5	219,852	2,500,722	783,836	8,969,533
Class R6(b)	885	10,000	—	—

Issued as reinvestment of dividends:
Class A	644,843	7,344,993	1,438,722	16,490,054
Class A2	45,323	516,702	98,658	1,130,171
Class C	130,622	1,486,887	283,594	3,247,243
Class Y	481,104	5,477,245	791,881	9,065,256
Class R5	1,530	17,410	4,457	51,211

Reacquired:
Class A	(28,168,250)	(319,641,374)	(47,783,790)	(544,811,147)
Class A2	(1,145,849)	(13,038,162)	(3,185,279)	(36,078,788)
Class C	(9,075,236)	(103,140,029)	(17,800,934)	(203,146,949)
Class Y	(17,729,583)	(201,360,705)	(49,088,887)	(558,838,061)
Class R5	(188,284)	(2,140,238)	(1,214,424)	(13,710,480)
Net increase (decrease) in share activity	(5,088,182)	$(57,639,308)	32,586,903	$384,298,849

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of April 4, 2017.

37                         Invesco  Limited Term Municipal Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/17	$11.31	$0.10	$0.15	$0.25	$(0.10)	$11.46	2.18%	$1,145,778	0.62	%(d)	0.62	%(d)	1.79	%(d)	11%
Year ended 02/28/17	11.57	0.21	(0.27)	(0.06)	(0.20)	11.31	(0.51)	1,274,653	0.60		0.60		1.79		29
Year ended 02/29/16	11.62	0.24	(0.04)	0.20	(0.25)	11.57	1.76	1,183,160	0.61		0.61		2.14		13
Year ended 02/28/15	11.59	0.31	0.04	0.35	(0.32)	11.62	3.06	942,344	0.63		0.63		2.67		15
Year ended 02/28/14	11.91	0.34	(0.33)	0.01	(0.33)	11.59	0.16	963,414	0.62		0.62		2.97		5
Year ended 02/28/13	11.81	0.35	0.13	0.48	(0.38)	11.91	4.14	1,186,009	0.60		0.60		2.96		8
Class A2
Six months ended 08/31/17	11.31	0.12	0.15	0.27	(0.11)	11.47	2.39	66,245	0.37	(d)	0.37	(d)	2.04	(d)	11
Year ended 02/28/17	11.58	0.23	(0.27)	(0.04)	(0.23)	11.31	(0.35)	72,115	0.35		0.35		2.04		29
Year ended 02/29/16	11.63	0.27	(0.04)	0.23	(0.28)	11.58	2.02	93,226	0.36		0.36		2.39		13
Year ended 02/28/15	11.61	0.34	0.03	0.37	(0.35)	11.63	3.23	91,972	0.38		0.38		2.92		15
Year ended 02/28/14	11.91	0.37	(0.31)	0.06	(0.36)	11.61	0.58	88,598	0.37		0.37		3.22		5
Year ended 02/28/13	11.82	0.38	0.12	0.50	(0.41)	11.91	4.31	119,129	0.35		0.35		3.21		8
Class C
Six months ended 08/31/17	11.30	0.06	0.15	0.21	(0.05)	11.46	1.89	354,158	1.37	(d)	1.37	(d)	1.04	(d)	11
Year ended 02/28/17	11.56	0.12	(0.26)	(0.14)	(0.12)	11.30	(1.26)	390,826	1.35		1.35		1.04		29
Year ended 02/29/16	11.62	0.16	(0.06)	0.10	(0.16)	11.56	0.91	264,598	1.36		1.36		1.39		13
Year ended 02/28/15	11.59	0.22	0.04	0.26	(0.23)	11.62	2.30	91,977	1.38		1.38		1.92		15
Year ended 02/28/14(e)	11.50	0.17	0.08	0.25	(0.16)	11.59	2.21	10,355	1.38	(f)	1.38	(f)	2.21	(f)	5
Class Y
Six months ended 08/31/17	11.30	0.12	0.15	0.27	(0.11)	11.46	2.39	948,360	0.37	(d)	0.37	(d)	2.04	(d)	11
Year ended 02/28/17	11.56	0.23	(0.26)	(0.03)	(0.23)	11.30	(0.27)	801,182	0.35		0.35		2.04		29
Year ended 02/29/16	11.61	0.27	(0.04)	0.23	(0.28)	11.56	2.02	674,461	0.36		0.36		2.39		13
Year ended 02/28/15	11.58	0.34	0.04	0.38	(0.35)	11.61	3.32	375,156	0.38		0.38		2.92		15
Year ended 02/28/14	11.90	0.37	(0.33)	0.04	(0.36)	11.58	0.40	280,144	0.37		0.37		3.22		5
Year ended 02/28/13	11.81	0.38	0.12	0.50	(0.41)	11.90	4.32	226,613	0.35		0.35		3.21		8
Class R5
Six months ended 08/31/17	11.30	0.12	0.15	0.27	(0.11)	11.46	2.39	11,420	0.38	(d)	0.38	(d)	2.03	(d)	11
Year ended 02/28/17	11.57	0.23	(0.27)	(0.04)	(0.23)	11.30	(0.33)	10,893	0.35		0.35		2.04		29
Year ended 02/29/16	11.62	0.28	(0.05)	0.23	(0.28)	11.57	2.06	16,076	0.31		0.31		2.44		13
Year ended 02/28/15	11.59	0.34	0.04	0.38	(0.35)	11.62	3.34	14,216	0.36		0.36		2.94		15
Year ended 02/28/14	11.90	0.37	(0.32)	0.05	(0.36)	11.59	0.48	11,917	0.36		0.36		3.23		5
Year ended 02/28/13	11.80	0.37	0.13	0.50	(0.40)	11.90	4.35	14,860	0.41		0.41		3.15		8
Class R6
Six months ended 08/31/17(e)	11.30	0.10	0.15	0.25	(0.10)	11.45	2.18	10	0.29	(d)	0.29	(d)	2.12	(d)	11

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,158,040, $68,205, $367,650, $907,867, $10,991 and $10 for Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of June 28, 2013 and April 4, 2017 for Class C and Class R6, respectively.
(f)	Annualized.

38                         Invesco  Limited Term Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business April 4, 2017 (commencement date) and held through August 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business April 4, 2017 through August 31, 2017 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/17)	Expenses Paid During Period[3]
A	$1,000.00	$1,021.80	$3.16	$1,022.08	$3.16	0.62%
A2	1,000.00	1,023.90	1.89	1,023.34	1.89	0.37
C	1,000.00	1,018.90	6.97	1,018.30	6.97	1.37
Y	1,000.00	1,023.90	1.89	1,023.34	1.89	0.37
R5	1,000.00	1,023.90	1.94	1,023.29	1.94	0.38
R6	1,000.00	1,021.80	1.20	1,023.74	1.48	0.29

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2017 through August 31, 2017 (as of close of business April 4, 2017 through August 31, 2017 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. For the Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 150 (as of close of business April 4, 2017 through August 31, 2017)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of the Fund and other funds because such data is based on a full six month period.

39                         Invesco  Limited Term Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Limited Term Municipal Income Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Short-Intermediate Municipal Debt Funds Index. The Board noted that performance of Class A2 shares of the Fund was in the third quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A2 shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual

40                         Invesco Limited Term Municipal Income Fund

management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A2 shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that although Invesco Advisers made a profit from advising the Fund, overall, Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

41                         Invesco Limited Term Municipal Income Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Limited Term Municipal Income Fund, an investment portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			683,739,601	19,310,983
	James T. Bunch			683,541,811	19,508,773
	Bruce L. Crockett			683,565,490	19,485,094
	Jack M. Fields			683,831,901	19,218,683
	Martin L. Flanagan			683,880,743	19,169,841
	Cynthia Hostetler			683,968,033	19,082,551
	Dr. Eli Jones			683,971,781	19,078,803
	Dr. Prema Mathai-Davis			683,368,823	19,681,761
	Teresa M. Ressel			684,065,582	18,985,002
	Dr. Larry Soll			683,386,752	19,663,832
	Ann Barnett Stern			683,841,519	19,209,065
	Raymond Stickel, Jr.			683,528,216	19,522,368
	Philip A. Taylor			683,935,107	19,115,477
	Robert C. Troccoli			683,638,583	19,412,001
	Christopher L. Wilson			684,163,615	18,886,969

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	437,451,429	41,534,455	20,658,318	203,406,382

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	89,130,246	5,994,809	3,716,926	33,814,530
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	92,261,708	2,682,897	3,897,389	33,814,517
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	90,933,341	3,880,198	4,028,449	33,814,523

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds).

42                         Invesco Limited Term Municipal Income Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

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∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	Invesco Distributors, Inc.	LTMI-SAR-1	10172017	1307

Semiannual Report to Shareholders	August 31, 2017
Invesco Municipal Income Fund
Nasdaq:
A: VKMMX ⬛ B: VMIBX ⬛ C: VMICX ⬛ Y: VMIIX ⬛ Investor: VMINX ⬛ R6: VKMSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
35	Financial Statements
37	Notes to Financial Statements
44	Financial Highlights
45	Fund Expenses
46	Approval of Investment Advisory and Sub-Advisory Contracts
48	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 2/28/17 to 8/31/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.78%
Class B Shares	3.48
Class C Shares	3.41
Class Y Shares	3.91
Investor Class Shares	3.91
Class R6 Shares*	3.91
S&P Municipal Bond Index▼ (Broad Market Index)	3.51
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	4.61
Lipper General Municipal Debt Funds Index∎ (Peer Group Index)	3.92
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.
*Class R6 shares incepted on April 4, 2017. See page 3 for more information.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond 5+ Year Investment Grade Index seeks to measure the performance of investment grade US municipal bonds with maturities equal to or greater than five years.

    The Lipper General Municipal Debt Funds Index is an unmanaged index considered representative of general municipal debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Municipal Income Fund

Average Annual Total Returns
As of 8/31/17, including maximum applicable sales charges

Class A Shares
Inception (8/1/90)	4.91%
10 Years	3.77
5 Years	2.61
1 Year	-4.22

Class B Shares
Inception (8/24/92)	4.30%
10 Years	3.60
5 Years	2.39
1 Year	-5.48

Class C Shares
Inception (8/13/93)	3.50%
10 Years	3.44
5 Years	2.72
1 Year	-1.70

Class Y Shares
Inception (8/12/05)	4.17%
10 Years	4.49
5 Years	3.77
1 Year	0.28

Investor Class Shares
10 Years	4.29%
5 Years	3.62
1 Year	0.21

Class R6 Shares
10 Years	4.24%
5 Years	3.53
1 Year	0.15

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Municipal Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Municipal Income Fund (renamed Invesco Municipal Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Municipal Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Investor Class shares incepted on July 15, 2013. Performance shown prior to that date is that of Class A shares and includes the

12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s and the

Average Annual Total Returns
As of 6/30/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (8/1/90)	4.89%
10 Years	3.47
5 Years	2.75
1 Year	-5.21

Class B Shares
Inception (8/24/92)	4.28%
10 Years	3.29
5 Years	2.51
1 Year	-6.54

Class C Shares
Inception (8/13/93)	3.48%
10 Years	3.12
5 Years	2.85
1 Year	-2.81

Class Y Shares
Inception (8/12/05)	4.12%
10 Years	4.18
5 Years	3.91
1 Year	-0.77

Investor Class Shares
10 Years	3.96%
5 Years	3.75
1 Year	-0.91

Class R6 Shares
10 Years	3.92%
5 Years	3.67
1 Year	-0.94

predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B,

Class C, Class Y, Investor Class and Class R6 shares was 0.99%, 1.74%, 1.74%, 0.74%, 0.87% and 0.72%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Municipal Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4	Invesco Municipal Income Fund

Schedule of Investments

August 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–109.53%
Alabama–1.86%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$11,790	$13,574,535
Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(a)	5.00%	09/01/2039	2,725	3,092,575
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(a)	5.00%	09/01/2044	2,725	3,075,980
Auburn University; Series 2011 A, General Fee RB(b)(c)	5.00%	06/01/2021	1,000	1,145,250
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital); Series 2009, Health Care Facility RB(b)(c)	6.00%	06/01/2019	1,000	1,088,460
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	4,200	4,701,648
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB(d)	5.00%	01/01/2042	10,005	11,461,828
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	900	850,518
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB(d)	5.00%	09/01/2046	6,000	7,454,220
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/2020	3	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	4,100	4,489,008
University of Alabama Board of Trustees; Series 2008 A, Hospital RB(b)(c)	5.75%	09/01/2018	3,000	3,148,020
				54,082,042

Alaska–0.73%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services);
Series 2011 A, RB	5.00%	10/01/2040	1,250	1,360,425
Series 2011 A, RB	5.50%	10/01/2041	3,000	3,343,530
Alaska (State of) Municipal Bond Bank Authority;
Series 2009, RB(b)(c)	5.75%	09/01/2018	5	5,246
Series 2009, RB(b)(c)	5.75%	09/01/2018	195	204,641
Series 2017 A, Master Resolution RB(d)	5.50%	10/01/2042	9,000	10,840,680
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center);
Series 2009, Lease RB(b)(c)	6.00%	09/01/2019	1,820	2,002,928
Series 2009, Lease RB(b)(c)	6.00%	09/01/2019	3,180	3,499,622
				21,257,072

Arizona–2.72%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2008 D, RB(b)(c)	5.50%	01/01/2018	5,000	5,080,050
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-1, RB	5.25%	03/01/2039	5,000	5,466,850
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. Education RB(e)	5.25%	07/01/2047	4,500	4,760,280
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, Education RB(e)	5.50%	07/01/2036	5,840	5,974,845
Arizona (State of);
Series 2008 A, COP(b)(c)	5.00%	03/01/2018	2,375	2,425,849
Series 2008 A, COP(b)(c)	5.00%	03/01/2018	2,420	2,471,812
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	1,000	1,088,350
Series 2010, RB	5.13%	05/15/2040	2,150	2,341,651
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS–AMBAC)(a)	5.25%	01/01/2032	1,665	1,703,878
Goodyear (City of); Series 2010, Sub. Lien Water & Sewer RB	5.63%	07/01/2039	1,000	1,118,130
Maricopa (County of) Industrial Development Authority (Paradise Schools); Series 2016, Ref. Education RB(e)	5.00%	07/01/2036	2,500	2,593,825

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/2039	$600	$598,602
Series 2009, Education RB	7.13%	01/01/2045	1,240	1,241,017
Phoenix (City of) Industrial Development Authority (Great Hearts Academies);
Series 2012, Education RB(b)(c)	6.30%	07/01/2021	1,000	1,190,910
Series 2012, Education RB(b)(c)	6.40%	07/01/2021	400	477,856
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(e)	6.50%	07/01/2034	1,095	1,244,577
Phoenix (City of) Industrial Development Authority (Rowan University);
Series 2012, Lease RB	5.00%	06/01/2042	5,000	5,432,500
Series 2012, Lease RB	5.25%	06/01/2034	3,000	3,340,170
Phoenix Civic Improvement Corp.; Series 2008 B, Sr. Lien Airport RB(f)	5.25%	07/01/2019	1,000	1,036,700
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	7.00%	05/01/2034	1,000	1,096,680
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	1,925	2,069,413
Pinal (County of) Electric District No. 3; Series 2011, Ref. Electrical System RB(b)(c)	5.25%	07/01/2021	2,000	2,316,400
Pinal (County of) Electric District No. 4;
Series 2008, Electrical System RB(b)(c)	6.00%	12/01/2018	740	787,612
Series 2008, Electrical System RB(b)(c)	6.00%	12/01/2018	550	585,387
Salt River Project Agricultural Improvement & Power District;
Series 2009 A, Electric System RB(d)	5.00%	01/01/2025	3,000	3,165,930
Series 2009 A, Electric System RB(d)	5.00%	01/01/2028	2,000	2,110,060
Salt Verde Financial Corp.; Series 2007, Sr. Gas RB	5.00%	12/01/2037	8,615	10,520,466
University Medical Center Corp.; Series 2009, Hospital RB(b)(c)	6.00%	07/01/2019	1,250	1,365,400
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. Unlimited Tax GO Bonds(e)	6.00%	07/15/2027	2,000	2,187,700
Series 2013 B, Unlimited Tax GO Bonds(e)	5.70%	07/15/2029	775	831,567
Series 2013 B, Unlimited Tax GO Bonds(e)	6.00%	07/15/2033	710	767,347
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System);
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2025	1,000	1,135,850
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2026	500	565,080
				79,092,744

Arkansas–0.33%
Arkansas State University (Jonesboro Campus); Series 2009, Housing System RB (INS–AGM)(a)	5.00%	03/01/2034	1,825	1,912,162
Little Rock (City of); Series 2009, Library Construction & Improvement Limited Tax GO Bonds(b)(c)	4.60%	03/01/2019	1,495	1,578,780
Pulaski (County of) Public Facilities Board; Series 2014, Healthcare RB	5.00%	12/01/2042	5,530	6,192,051
				9,682,993

California–11.00%
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/2036	735	834,482
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, Toll Bridge RB(d)	5.00%	04/01/2056	12,000	13,909,920
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2031	40	26,684
Big Bear Lake (City of); Series 1996, Ref. Water RB (INS–NATL)(a)	6.00%	04/01/2022	1,510	1,664,247
California (County of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, Tobacco Settlement CAB Sub. RB(g)	0.00%	06/01/2046	20,000	2,848,600
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB(b)(c)	6.00%	07/01/2019	5,000	5,469,300
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB(b)(c)	5.25%	07/01/2020	500	561,155
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	5.00%	11/15/2056	3,000	3,486,360
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB(b)(c)	5.50%	02/01/2020	1,000	1,111,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB	5.00%	01/01/2028	$1,525	$1,689,868
Series 2011, RB	5.75%	01/01/2033	450	507,717
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(e)(f)	5.00%	07/01/2030	3,160	3,412,705
Series 2012, Water Furnishing RB(e)(f)	5.00%	07/01/2037	6,955	7,495,056
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, Lease RB	5.00%	09/01/2039	2,500	2,874,825
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/2042	2,000	2,083,660
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/2038	1,250	1,277,925
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB(b)(c)	5.75%	08/15/2018	500	524,080
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(e)	5.00%	06/01/2046	3,000	3,131,580
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(e)	5.00%	12/01/2041	6,475	7,073,614
Series 2016 A, RB(e)	5.25%	12/01/2056	9,000	9,892,890
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB(b)(c)	6.25%	08/01/2019	1,670	1,841,910
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB (INS–AGM)(a)	5.25%	10/01/2024	270	270,956
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB(e)	6.25%	11/15/2019	315	331,034
Series 2009, Senior Living RB(e)	6.63%	11/15/2024	2,000	2,220,460
California (State of);
Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/2019	3,500	3,785,460
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/2040	250	276,683
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2041	5,000	5,707,650
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2036	5,000	5,879,500
Series 2015, Unlimited Tax GO Bonds	5.00%	08/01/2045	4,000	4,657,920
Series 2017, Various Purpose Unlimited Tax GO Bonds	4.00%	11/01/2047	5,000	5,343,800
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(g)	0.00%	08/01/2029	1,585	1,129,851
Clovis Unified School District (Election of 2012); Series 2015 D, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2033	3,270	1,816,518
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/2039	1,000	430,900
Earlimart School District; Series 1994 1, Unlimited Tax GO Bonds (INS–AMBAC)(a)	6.70%	08/01/2021	265	293,331
El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2032	5,030	3,068,904
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2033	4,185	2,443,245
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	12,265	12,253,961
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	8,000	7,967,840
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS–AGM)(a)	5.00%	08/01/2026	2,000	2,486,700
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/2034	1,500	831,255
Inland Empire Tobacco Securitization Authority; Series 2007 C-1, Asset-Backed Tobacco Settlement CAB Turbo RB(g)	0.00%	06/01/2036	25,000	6,678,750
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB(b)(c)	6.50%	08/01/2019	2,000	2,214,160

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Long Beach Unified School District (Election of 2008);
Series 2009, Unlimited Tax GO Bonds(b)(c)	5.75%	08/01/2019	$4,695	$5,138,490
Series 2009, Unlimited Tax GO Bonds	5.75%	08/01/2033	305	332,764
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2017, Sub. RB(f)	5.00%	05/15/2041	5,000	5,781,700
Series 2017, Sub. RB(f)	5.00%	05/15/2046	6,000	6,903,240
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2031	1,500	1,611,450
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/2029	3,000	3,226,830
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(g)	0.00%	08/01/2035	3,260	1,732,397
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS–AGM)(a)	5.63%	10/01/2034	1,500	1,627,800
Oakland (Port of);
Series 2007 A, Ref. Intermediate Lien RB (INS–NATL)(a)(f)	5.00%	11/01/2029	4,000	4,028,600
Series 2012 P, Ref. Sr. Lien RB(f)	5.00%	05/01/2028	2,000	2,314,680
Oceanside Unified School District; Series 2009 A, Unlimited Tax GO Bonds (INS–AGC)(a)	5.25%	08/01/2033	775	803,512
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/2037	1,170	582,789
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/2038	4,770	2,284,878
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/2039	5,010	2,257,807
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/2040	5,260	2,270,426
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/2041	5,520	2,286,108
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds(b)(c)	5.50%	08/01/2018	2,420	2,525,149
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2035	1,500	796,800
Redlands Unified School District (Election of 2008); Series 2008, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	07/01/2025	1,415	1,464,369
Regents of the University of California;
Series 2009 O, General RB(b)(c)	5.25%	05/15/2019	80	86,054
Series 2009 O, General RB(b)(c)	5.25%	05/15/2019	145	155,972
Series 2009 O, General RB(b)(c)	5.25%	05/15/2019	275	295,809
Series 2009 O, General RB(b)(c)(d)	5.75%	05/15/2019	5,570	6,038,604
Series 2009 O, General RB(b)(c)(d)	5.75%	05/15/2019	8,205	8,895,287
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/2024	2,500	2,733,250
Riverside (City of); Series 2008 D, Electric RB (INS–AGM)(a)	5.00%	10/01/2038	6,335	6,590,997
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/2044	2,500	2,842,100
Sacramento (County of);
Series 2009 B, Sr. Airport System RB (INS–AGC)(a)	5.50%	07/01/2034	1,500	1,553,745
Series 2010, Sr. Airport System RB	5.00%	07/01/2040	4,300	4,699,556
San Bernardino Community College District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds(b)(c)	6.50%	08/01/2018	525	553,203
San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	6.25%	12/01/2020	1,000	1,125,530
Series 2011, RB	6.50%	12/01/2021	2,000	2,336,100
Series 2011, RB	6.50%	12/01/2022	2,000	2,341,620
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds(b)(c)(d)	5.25%	08/01/2019	7,500	8,134,200
San Diego Unified School District; Series 2012 R-2, Ref. Unlimited Tax Conv. CAB GO Bonds(h)	6.63%	07/01/2041	6,250	5,105,000
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 C, Ref. Second Series RB(f)	5.00%	05/01/2023	10,000	11,325,700
Series 2016 B, Second Series RB(f)	5.00%	05/01/2041	12,500	14,343,625
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB(b)(c)	6.00%	08/01/2019	1,000	1,098,800
San Joaquin (County of) Transportation Authority (Measure K); Series 2011 A, Limited Sales Tax RB(b)(c)	5.25%	03/01/2021	1,500	1,723,785

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. Jr. Lien Toll Road RB	5.25%	01/15/2044	$5,000	$5,499,900
San Jose (City of);
Series 2011 A-1, Airport RB(f)	5.25%	03/01/2026	2,730	3,064,097
Series 2011 A-1, Airport RB(f)	6.25%	03/01/2034	2,500	2,918,850
San Marcos (City of) Public Facilities Authority; Series 2006 A, Ref. Tax Increment Pass-Through RB (INS–AMBAC)(a)	5.00%	10/01/2031	5,140	5,155,214
San Mateo (City of) Foster School District (Election 2008); Series 2010, Unlimited Tax Conv. CAB GO Bonds(h)	6.63%	08/01/2042	1,410	1,232,805
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.38%	09/01/2029	2,530	2,898,545
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, Tobacco Settlement CAB RB(g)	0.00%	06/01/2041	5,000	1,187,650
Series 2007 A, Tobacco Settlement CAB Turbo RB(g)	0.00%	06/01/2036	22,000	7,697,360
South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2005 A, Special Tax RB (INS–AMBAC)(a)	5.00%	08/15/2027	5,380	5,396,839
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2026	1,250	1,010,488
Vernon (City of);
Series 2009 A, Electric System RB(b)(c)	5.13%	08/01/2019	635	676,008
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,470	1,580,191
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(g)	0.00%	08/01/2027	7,865	6,154,598
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS–AGC)(a)	5.50%	09/01/2034	1,000	1,080,440
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/2024	3,570	3,134,103
				320,442,510

Colorado–1.95%
Belleview Station Metropolitan District No. 2;
Series 2017, Ref. Limited Tax GO Bonds	5.00%	12/01/2036	1,000	1,034,320
Series 2017, Ref. Limited Tax GO Bonds	5.13%	12/01/2046	2,375	2,452,449
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. Special Tax Allocation RB	5.00%	12/01/2037	3,000	3,088,680
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods);
Series 2016, Ref. Hospital RB	5.00%	01/01/2031	1,400	1,509,172
Series 2016, Ref. Hospital RB	5.00%	01/01/2037	1,800	1,896,390
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society);
Series 2013, RB	5.63%	06/01/2043	2,500	2,789,550
Series 2017, Ref. Hospital RB	5.00%	06/01/2047	3,500	3,864,280
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2056	6,250	6,927,625
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/2041	2,650	2,915,875
Series 2010, Private Activity RB	6.50%	01/15/2030	2,400	2,681,736
Colorado (State of) Water Resources & Power Development Authority (City of Fountain Electric, Water & Wastewater Utility Enterprise);
Series 2009 A, Water Resource RB(b)(c)	5.13%	12/01/2018	400	421,488
Series 2009 A, Water Resource RB(b)(c)	5.25%	12/01/2018	525	554,017
Colorado Springs (City of);
Series 2002, Hospital RB (INS–AGM)(a)	5.25%	12/15/2020	3,375	3,566,362
Series 2002, Hospital RB (INS–AGM)(a)	5.25%	12/15/2021	3,530	3,730,151
Series 2010 D-1, Utilities System RB	5.25%	11/15/2033	1,000	1,118,000
Denver (City & County of) (Justice System); Series 2008, Unlimited Tax GO Bonds(d)	5.00%	08/01/2024	7,500	7,793,625
Denver (City & County of); Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	4,000	4,659,160
Denver (City of) Convention Center Hotel Authority; Series 2016, Ref. Sr. RB	5.00%	12/01/2040	2,500	2,832,025

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Leyden Rock Metropolitan District No. 10; Series 2016 A, Limited Tax GO Bonds	5.00%	12/01/2045	$1,250	$1,276,575
Montezuma (County of) Hospital District; Series 2007, Ref. RB(b)(c)	5.90%	10/01/2017	500	502,125
University of Colorado; Series 2009 A, Enterprise System RB(b)(c)	5.25%	06/01/2019	1,075	1,156,130
				56,769,735

Connecticut–1.13%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS–ACA)(a)(f)	6.60%	07/01/2024	1,000	1,003,400
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(f)	5.50%	04/01/2021	3,000	3,357,450
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford Inc.);
Series 2016 A, Healthcare Facilities RB(e)	5.00%	09/01/2046	2,500	2,539,850
Series 2016 A, Healthcare Facilities RB(e)	5.00%	09/01/2053	1,600	1,608,064
Connecticut (State of) Health & Educational Facilities Authority (Duncaster Inc.); Series 2014 A, RB	5.00%	08/01/2044	5,000	5,237,800
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare);
Series 2011 A, RB	5.00%	07/01/2026	1,000	1,114,070
Series 2011 A, RB	5.00%	07/01/2041	5,700	6,150,414
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/2041	5,000	5,476,150
Connecticut (State of) Health & Educational Facility Authority (Quinnipiac University);
Series 2007, RB(b)(c)	5.00%	07/01/2018	490	507,262
Series 2007, RB(b)(c)	5.75%	07/01/2018	975	1,015,414
Series 2007, RB (INS–NATL)(a)	5.00%	07/01/2023	610	630,606
Series 2007, RB (INS–NATL)(a)	5.75%	07/01/2033	25	25,952
Hamden (Town of) (Whitney Center); Series 2009 C, RB(c)	5.50%	01/01/2022	1,000	1,000,350
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/2039	3,000	3,330,000
				32,996,782

Delaware–0.04%
Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. Gas Facilities RB	5.40%	02/01/2031	1,050	1,151,262

District of Columbia–2.61%
District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB	6.38%	03/01/2031	2,980	3,242,508
Series 2011, RB	6.63%	03/01/2041	1,100	1,201,893
District of Columbia (Georgetown University); Series 2017, Ref. University RB	5.00%	04/01/2042	4,050	4,760,775
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB(b)(c)	6.38%	10/01/2019	2,200	2,447,764
District of Columbia;
Series 2006 B-1, Ballpark RB (INS–NATL)(a)	5.00%	02/01/2031	11,765	12,012,536
Series 2009 A, Sec. Income Tax RB(d)	5.00%	12/01/2023	10,715	11,694,565
Series 2009 A, Sec. Income Tax RB(d)	5.25%	12/01/2027	6,860	7,521,990
Series 2009 B, Ref. Sec. Income Tax RB(d)	5.00%	12/01/2024	4,285	4,675,706
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, Dulles Toll Road CAB RB (INS–AGM)(a)(g)	0.00%	10/01/2037	17,565	7,401,188
Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	13,710	14,917,851
Metropolitan Washington Airports Authority; Series 2016 A, Ref. Airport System RB(f)	5.00%	10/01/2034	5,295	6,195,680
				76,072,456

Florida–4.65%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/2017	350	350,616
Series 2007, IDR	5.88%	11/15/2036	1,000	1,001,910

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Broward (County of);
Series 2009 A, Water & Sewer Utility RB(b)(c)	5.13%	10/01/2018	$1,500	$1,570,335
Series 2015 A, Airport System RB(f)	5.00%	10/01/2045	5,030	5,662,623
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	3,000	3,321,630
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB(e)	7.25%	05/15/2026	1,000	1,092,240
Series 2014 A, Continuing Care Community RB(e)	7.75%	05/15/2035	2,500	2,748,400
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	3,250	3,798,665
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB(b)	5.95%	07/01/2020	60	68,294
Florida (State of) Mid-Bay Bridge Authority;
Series 1991 A, RB(b)	6.88%	10/01/2022	2,500	2,957,025
Series 2008 A, Ref. RB(b)(c)	5.00%	10/01/2018	1,840	1,920,721
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, Educational Facilities RB(e)	6.00%	06/15/2035	2,935	3,041,717
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS–AGC)(a)(f)	5.38%	10/01/2033	2,500	2,603,050
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/2042	6,500	7,156,175
Miami (City of); Series 2009, Ref. Parking System RB (INS–AGC)(a)	5.00%	10/01/2034	500	533,680
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center);
Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,106,374
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,137,765
Miami Beach (City of); Series 2015, RB	5.00%	09/01/2045	8,900	10,198,510
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds(b)(c)	5.38%	07/01/2018	1,000	1,038,080
Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB(b)(c)	5.63%	06/01/2019	1,000	1,082,510
Series 2009, Public Facilities RB(b)(c)	5.75%	06/01/2019	775	840,627
Miami-Dade (County of) (Miami International Airport); Series 2010 A, Aviation RB	5.38%	10/01/2035	3,105	3,450,773
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS–AGM)(a)	5.00%	07/01/2035	3,350	3,682,822
Miami-Dade (County of) School Board; Series 2008 B, COP(b)(c)	5.25%	05/01/2018	5,000	5,149,500
Miami-Dade (County of);
Series 2009 C, Professional Sports Franchise Facility Tax RB (INS–AGC)(a)	5.75%	10/01/2039	550	596,519
Series 2010, Water & Sewer System RB (INS–AGM)(a)	5.00%	10/01/2039	4,500	4,966,335
Series 2010 B, Aviation RB (INS–AGM)(a)	5.00%	10/01/2035	1,205	1,324,126
Series 2012 A, Ref. Aviation RB(f)	5.00%	10/01/2030	2,000	2,255,060
Series 2012 B, Ref. Sub. Special Obligation RB (INS–AGM)(a)	5.00%	10/01/2035	3,800	4,344,388
Series 2017 B, Ref. Aviation RB(f)	5.00%	10/01/2040	10,000	11,634,300
Orange (County of) Health Facilities Authority (Orlando Health, Inc.); Series 2016 B, Ref. Hospital RB	5.00%	10/01/2044	3,000	3,394,860
Orlando (City of) Greater Orlando Aviation Authority; Series 2017 A, Priority Sub. Airport Facilities RB(f)	5.00%	10/01/2052	6,000	6,867,660
Palm Beach (County of) Health Facilities Authority (Bethesda Health Care System, Inc.); Series 2010 A, RB (INS–AGM)(a)	5.00%	07/01/2030	625	672,350
Palm Beach (County of) Health Facilities Authority (The Waterford);
Series 2007, RB(b)	5.25%	11/15/2017	420	423,620
Series 2007, RB(b)(c)	5.88%	11/15/2017	800	808,440
Port St. Lucie (City of);
Series 2009, Ref. Utility System RB(b)(c)	5.00%	09/01/2018	1,360	1,416,780
Series 2009, Ref. Utility System RB (INS–AGC)(a)	5.00%	09/01/2035	140	145,405
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS–AMBAC)(a)(c)	5.35%	05/01/2018	5,200	5,345,236
Reunion East Community Development District;
Series 2005, Special Assessment RB(i)	5.80%	05/01/2036	197	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	245	252,387

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Seminole Indian Tribe of Florida;
Series 2007 A, Special Obligation RB(e)	5.25%	10/01/2027	$3,500	$3,507,805
Series 2007 A, Special Obligation RB(e)	5.75%	10/01/2022	500	501,385
Sunrise (City of);
Series 1998, Ref. Utility System RB(b)(c)	5.20%	10/01/2020	1,725	1,900,967
Series 1998, Ref. Utility System RB (INS–AMBAC)(a)	5.00%	10/01/2028	1,150	1,200,830
Series 1998, Ref. Utility System RB (INS–AMBAC)(a)	5.20%	10/01/2022	2,275	2,381,129
Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2016, Health Facility RB	5.00%	12/01/2055	4,500	4,862,520
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS–NATL)(a)	6.00%	10/01/2029	3,000	4,080,690
Tampa-Hillsborough (County of) Expresswas Authority; Series 2017, RB	5.00%	07/01/2047	6,000	6,985,860
				135,382,696

Georgia–2.05%
Atkinson & Coffee (Counties of) Joint Development Authority (SGC Real Estate Foundation II LLC); Series 2009, RB (INS–AGC)(a)	5.25%	06/01/2034	1,000	1,052,570
Atlanta (City of) (Atlantic Station);
Series 2007, Ref. Tax Allocation RB (INS–AGC)(a)	5.25%	12/01/2021	1,370	1,383,878
Series 2007, Ref. Tax Allocation RB (INS–AGC)(a)	5.25%	12/01/2022	1,000	1,009,910
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB(b)(c)	7.38%	01/01/2019	4,810	5,225,824
Atlanta (City of);
Series 2009 A, Water & Wastewater RB(b)(c)	6.00%	11/01/2019	1,000	1,109,550
Series 2009 A, Water & Wastewater RB(b)(c)	6.00%	11/01/2019	1,000	1,109,550
Series 2009 B, Water & Wastewater RB(b)(c)	5.25%	11/01/2019	980	1,071,620
Series 2009 B, Water & Wastewater RB(b)(c)	5.38%	11/01/2019	980	1,074,237
Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	5.25%	11/01/2034	520	567,850
Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	5.38%	11/01/2039	520	568,064
Series 2010 C, Ref. General Airport RB	5.25%	01/01/2030	1,500	1,696,320
Series 2010 C, Ref. General Airport RB	6.00%	01/01/2030	1,000	1,163,140
Series 2010 C, Ref. General Airport RB (INS–AGM)(a)	5.25%	01/01/2030	1,500	1,695,270
Series 2015, Ref. Water & Wastewater RB(d)	5.00%	11/01/2040	18,420	21,460,406
DeKalb (County of) Private Hospital Authority (Children’s Healthcare of Atlanta, Inc.); Series 2009, RAC	5.00%	11/15/2019	600	650,016
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2009 A-2, Retirement Community RB(b)(c)	6.38%	11/15/2019	700	783,209
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS–AGM)(a)	5.50%	07/01/2034	1,000	1,066,030
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC	5.00%	08/01/2032	2,000	2,118,840
Macon-Bibb (County of) Urban Development Authority (Academy for Classical Education, Inc.);
Series 2017 A, RB(e)	5.88%	06/15/2047	1,680	1,764,454
Series 2017 A, RB(e)	6.00%	06/15/2052	1,530	1,609,636
Marietta (City of) Developing Authority (Life University, Inc.); Series 2017 A, Ref. University Facilities RB(e)	5.00%	11/01/2037	5,250	5,634,825
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.); Series 2008, RAC(b)(c)	6.38%	08/01/2018	2,135	2,242,839
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC(b)(c)	5.25%	01/01/2019	1,500	1,586,880
Savannah (City of) Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS–AGM)(a)	5.50%	06/15/2035	1,020	1,135,586
Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC(b)(c)	5.13%	11/02/2020	750	847,358
				59,627,862

Guam–0.04%
Guam (Territory of) Power Authority; Series 2010 A, RB (INS–AGM)(a)	5.00%	10/01/2037	1,100	1,205,270

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–0.49%
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/2039	$2,000	$2,163,140
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2015, Ref. Special Purpose RB(f)	3.25%	01/01/2025	4,500	4,761,900
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2012, Ref. Special Purpose Senior Living RB	5.13%	11/15/2032	1,500	1,654,785
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.25%	11/15/2037	1,250	1,375,062
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds(b)(c)(d)	5.25%	04/01/2019	4,120	4,405,846
				14,360,733

Idaho–0.35%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	1,000	1,063,510
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB(b)(c)	6.13%	12/01/2018	655	698,400
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2027	470	471,575
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund);
Series 2008 A, Grant & RAB(b)(c)	5.25%	07/15/2018	3,485	3,620,392
Series 2008 A, Grant & RAB(b)(c)	5.25%	07/15/2018	4,230	4,394,336
				10,248,213

Illinois–13.17%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	2,250	2,253,488
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/2024	1,240	1,232,461
Bourbonnais (Village of) (Olivet Nazarene University); Series 2007, Industrial Project RB(b)(c)	5.13%	11/01/2017	3,755	3,782,487
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, Tax Increment Allocation Revenue COP(e)	7.00%	01/15/2029	3,637	3,643,270
Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A, FHA/GNMA Collateralized MFH RB (CEP–GNMA)(f)	6.13%	02/20/2042	1,360	1,364,162
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	410	289,853
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB(f)	5.50%	01/01/2032	5,000	5,693,550
Series 2014 A, Ref. Second Lien RB(f)	5.00%	01/01/2041	2,725	3,010,634
Chicago (City of) (O’Hare International Airport);
Series 2012 B, Ref. Sr. Lien General Airport RB(f)	5.00%	01/01/2030	5,000	5,501,550
Series 2016 B, Ref. General Airport Sr. Lien RB	5.00%	01/01/2041	3,500	4,004,280
Series 2016 C, Ref. Sr. Lien General Airport RB	5.00%	01/01/2037	2,500	2,888,075
Series 2017 D, Sr. Lien General Airport RB(d)(f)	5.00%	01/01/2042	2,500	2,849,675
Series 2017 D, Sr. Lien General Airport RB(d)(f)	5.00%	01/01/2047	7,500	8,510,250
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2036	4,600	5,515,676
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. Tax Increment Allocation Revenue COP	7.13%	03/15/2022	2,256	2,228,184
Chicago (City of) Metropolitan Water Reclamation District;
Series 2011 B, Capital Improvement Limited Tax GO Bonds(d)	5.00%	12/01/2024	15,000	17,225,700
Series 2015 A, Unlimited Tax GO Green Bonds(d)	5.00%	12/01/2044	12,000	13,395,360
Series 2015 C, Limited Tax GO Green Bonds(d)	5.00%	12/01/2027	6,805	8,255,486
Series 2015 C, Limited Tax GO Green Bonds(d)	5.00%	12/01/2028	4,000	4,825,200
Chicago (City of) Midway Airport; Series 2016 B, Ref. Second Lien RB	5.00%	01/01/2046	3,350	3,803,623
Chicago (City of) Park District; Series 2008 F, Limited Tax GO Bonds	5.50%	01/01/2033	1,270	1,328,153
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB(b)(c)	5.25%	06/01/2018	4,840	5,001,220
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB(d)	5.25%	12/01/2036	12,000	13,049,280
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	8,195	9,019,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of);
Series 2002 A, Ref. Project Unlimited Tax GO Bonds (INS–AMBAC)(a)	5.63%	01/01/2039	$145	$145,567
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2032	3,300	3,633,762
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	1,500	1,636,710
Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(a)	5.25%	01/01/2024	4,200	4,251,912
Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(a)	5.25%	01/01/2025	4,400	4,454,252
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2039	5,000	5,467,650
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	2,800	2,923,508
Series 2011 A, Sales Tax RB	5.00%	01/01/2041	1,000	1,055,250
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	1,905	2,064,544
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2034	4,440	4,859,402
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2035	2,000	2,182,280
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	8,500	9,834,330
Series 2017 A, Second Lien Wastewater Transmission RB (INS–AGM)(a)	5.25%	01/01/2042	2,000	2,305,800
Cook County School District No. 122 (Ridgeland);
Series 2000, Unlimited Tax CAB GO Bonds(b)(g)	0.00%	12/01/2017	2,605	2,600,519
Series 2000, Unlimited Tax CAB GO Bonds(b)(g)	0.00%	12/01/2018	2,995	2,947,829
Series 2000, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(g)	0.00%	12/01/2020	4,050	3,896,181
DeKalb County Community Unit School District No. 428;
Series 2008, Unlimited Tax GO Bonds(b)(c)	5.00%	01/01/2018	990	1,003,999
Series 2008, Unlimited Tax GO Bonds(b)(c)	5.00%	01/01/2018	2,355	2,388,300
Series 2008, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	01/01/2026	245	248,283
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/2034	575	498,397
Huntley (Village of) Special Service Area No. 10; Series 2007, Ref. Special Tax RB (INS–AGC)(a)	5.10%	03/01/2029	2,990	2,999,867
Illinois (State of) Department of Central Management Services; Series 1999, COP (INS–NATL)(a)	5.85%	07/01/2019	760	763,055
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB(b)(c)	6.50%	11/01/2018	1,000	1,066,120
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB(b)(c)	6.00%	03/01/2019	2,500	2,691,775
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/2039	1,865	1,993,144
Series 2014 A, RB	5.00%	09/01/2042	1,290	1,371,322
Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB(b)(c)	6.00%	04/01/2021	1,000	1,172,470
Illinois (State of) Finance Authority (Evangelical Hospitals);
Series 1992 A, Ref. RB(b)	6.25%	04/15/2022	1,000	1,129,100
Series 1992 C, RB(b)	6.25%	04/15/2022	1,150	1,298,465
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.00%	05/15/2022	1,875	1,998,469
Series 2012, Ref. RB	5.50%	05/15/2027	2,250	2,394,203
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB(d)	5.38%	08/15/2024	1,000	1,083,830
Series 2009 A, RB(d)	5.75%	08/15/2030	2,000	2,177,760
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	4,020	4,431,568
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016, RB	2.00%	05/15/2055	203	8,597
Series 2016 B, RB	5.63%	05/15/2020	978	972,291
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.75%	08/15/2033	2,000	2,177,760
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB	5.00%	05/15/2037	1,050	1,099,812
Series 2015, Ref. RB	5.25%	05/15/2045	2,355	2,481,322

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Resurrection Health Care Corp.);
Series 1999, RB(b)	5.00%	05/15/2018	$175	$180,206
Series 1999, RB(b)	5.00%	05/15/2018	4,875	5,019,007
Series 1999, RB(b)(c)	5.25%	05/15/2018	180	185,684
Series 1999, RB(b)(c)	5.25%	05/15/2018	2,615	2,697,582
Series 1999 A, RB(b)(c)	5.50%	05/15/2018	765	790,497
Series 1999 A, RB(b)(c)	5.50%	05/15/2018	11,235	11,609,463
Series 2009, Ref. RB(b)(c)	6.13%	05/15/2019	2,685	2,922,381
Series 2009, Ref. RB(b)(c)	6.13%	05/15/2019	100	108,841
Illinois (State of) Finance Authority (Riverside Health System);
Series 2009, RB(b)(c)	6.25%	11/15/2019	1,205	1,344,394
Series 2009, RB	6.25%	11/15/2035	795	867,520
Illinois (State of) Finance Authority (Rosalind Franklin University Research Building); Series 2017, RB	5.00%	08/01/2049	2,450	2,653,472
Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	1,025	1,110,813
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB(b)(c)	7.25%	11/01/2018	4,500	4,835,565
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	6,750	7,510,252
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/2023	2,745	2,860,098
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (INS–AGM)(a)	5.38%	03/01/2035	1,000	1,074,540
Illinois (State of) Finance Authority (The Carle Foundation);
Series 2011 A, RB	5.75%	08/15/2034	1,000	1,139,060
Series 2011 A, RB	6.00%	08/15/2041	4,000	4,574,400
Series 2011 A, RB (INS–AGM)(a)	6.00%	08/15/2041	650	743,340
Illinois (State of) Finance Authority; Series 2009, RB(b)(c)	6.13%	05/15/2019	85	92,469
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, Ref. Dedicated State Tax Conv. CAB RB(b)	5.65%	06/15/2022	1,755	2,122,848
Series 2002, Ref. Dedicated State Tax Conv. CAB RB (INS–NATL)(a)	5.65%	06/15/2022	18,245	21,138,110
Series 2002, Ref. Dedicated State Tax RB (INS–NATL)(a)	5.40%	06/15/2019	6,785	6,878,429
Series 2012 A, RB	5.00%	06/15/2042	3,175	3,250,724
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS–AGM)(a)	5.25%	06/15/2031	2,630	2,949,703
Series 2014, Ref. RB (INS–AGM)(a)	5.25%	06/15/2032	2,395	2,678,400
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(d)	5.00%	01/01/2038	8,000	9,005,280
Series 2015 A, RB(d)	5.00%	01/01/2040	14,190	16,221,440
Illinois (State of);
Series 1991, Civic Center RB (INS–AMBAC)(a)	6.25%	12/15/2020	1,800	1,901,700
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	2,775	2,906,757
Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/2031	4,000	4,292,040
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2039	4,710	4,887,991
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2033	2,650	2,854,394
Lake County Community Unit School District No. 60 (Waukegan);
Series 1999 A, Unlimited Tax CAB GO Bonds(b)(g)	0.00%	12/01/2017	2,875	2,870,055
Series 1999 A, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	12/01/2017	3,915	3,905,839
McHenry (County of) Special Service Area (Wonder Lake Dredging); Series 2010, Special Tax RB	6.50%	03/01/2030	3,820	4,086,560
Northern Illinois University;
Series 2011, Ref. Auxiliary Facilities System RB (INS–AGM)(a)	5.25%	04/01/2028	2,000	2,149,600
Series 2011, Ref. Auxiliary Facilities System RB (INS–AGM)(a)	5.50%	04/01/2026	2,000	2,167,320
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB(i)	5.80%	03/01/2037	1,500	75,015
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/2021	1,000	1,142,120
Series 2010, RB	6.00%	06/01/2028	10,000	11,407,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB(i)	6.25%	03/01/2035	$958	$431,119
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.13%	04/01/2036	1,000	1,085,480
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(f)	7.00%	12/01/2042	400	409,624
				383,517,999

Indiana–2.75%
Indiana (State of) Finance Authority (Citizens Energy Group); Series 2016 A, First Lien Water Utility RB	5.00%	10/01/2046	6,500	7,498,855
Indiana (State of) Finance Authority (CWA Authority);
Series 2011 B, Second Lien Wastewater Utility RB	5.00%	10/01/2041	11,000	12,390,070
Series 2016 A, First Lien Wastewater Utility Green RB (INS–NATL)(a)	5.00%	10/01/2046	22,750	26,051,708
Indiana (State of) Finance Authority (I-69 Section 5);
Series 2014, RB(f)	5.00%	09/01/2046	3,270	3,359,500
Series 2014, RB(f)	5.25%	09/01/2034	1,910	2,029,642
Series 2014, RB(f)	5.25%	09/01/2040	2,730	2,869,066
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	1,220	1,243,448
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	2,500	2,547,625
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services); Series 2006 E, Ref. Health System RB(b)(c)	5.25%	05/01/2018	2,000	2,059,480
Indiana (State of) Municipal Power Agency;
Series 2009 B, Power Supply System RB(b)(c)	5.75%	01/01/2019	200	213,212
Series 2009 B, Power Supply System RB(b)(c)	6.00%	01/01/2019	3,000	3,208,110
Indianapolis Local Public Improvement Bond Bank (Waterworks);
Series 2009 A, RB(b)(c)	5.25%	01/01/2019	195	206,591
Series 2009 A, RB (INS–AGC)(a)	5.25%	01/01/2029	805	852,294
Monroe County Community 1996 School Building Corp.; Series 2009, First Mortgage RB(b)(c)	5.25%	01/15/2019	2,815	2,986,208
Northern Indiana Commuter Transportation District;
Series 2016, Limited Obligation RB	5.00%	07/01/2035	1,700	1,972,068
Series 2016, Limited Obligation RB	5.00%	07/01/2041	1,500	1,721,190
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(f)	6.75%	01/01/2034	1,500	1,785,480
Whiting (City of) (BP Products North America); Series 2014, Environmental Facilities Floating Rate RB (SIFMA Municipal Swap Index + 0.75%)(c)(f)(j)	1.54%	12/02/2019	7,000	6,999,440
				79,993,987

Iowa–2.29%
Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB(b)(c)	6.00%	06/01/2018	1,860	1,933,489
Ames (City of) (Mary Greeley Medical Center);
Series 2011, Hospital RB(b)(c)	5.25%	06/15/2020	7,000	7,812,350
Series 2011, Hospital RB(b)(c)	5.50%	06/15/2020	1,000	1,122,910
Series 2011, Hospital RB(b)(c)	5.63%	06/15/2020	1,500	1,689,510
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB(b)(c)(d)(k)	5.00%	06/01/2019	5,815	6,232,866
Series 2009 A, Special Obligation RB(b)(c)(d)(k)	5.00%	06/01/2019	4,360	4,673,310
Series 2009 A, Special Obligation RB(b)(c)(d)(k)	5.00%	06/01/2019	9,300	9,968,298
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	9,140	9,339,983
Series 2013, Midwestern Disaster Area RB(e)	5.88%	12/01/2027	6,795	7,059,937
Iowa (State of) Finance Authority (Iowa Health System);
Series 2005, Health Facilities RB (INS–AGC)(a)	5.25%	02/15/2029	2,000	2,115,520
Series 2008 A, Health Facilities RB(b)(c)	5.25%	08/15/2019	1,500	1,626,435

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	$2,690	$2,698,070
Series 2005 E, Asset-Backed CAB RB(g)	0.00%	06/01/2046	50,000	4,974,500
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB(f)	5.70%	12/01/2027	5,060	5,418,906
				66,666,084

Kansas–0.64%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/2029	1,500	1,639,785
Kansas (State of) Development Finance Authority (University of Kansas Health System);
Series 2011 H, Health Facilities RB	5.00%	03/01/2034	1,000	1,075,340
Series 2011 H, Health Facilities RB	5.13%	03/01/2039	2,000	2,155,740
Series 2011 H, Health Facilities RB	5.38%	03/01/2029	1,000	1,089,110
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.25%	07/01/2044	2,000	2,274,640
Wichita (City of) (Kansas Masonic Home); Series 2016 II-A, Health Care Facilities RB	5.38%	12/01/2046	4,940	5,208,291
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,609,995
Wyandotte (County of) & Kansas City (City of) Unified Government;
Series 2009 A, Utility System RB(b)(c)	5.00%	03/01/2019	2,000	2,123,360
Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	1,180	1,331,984
				18,508,245

Kentucky–2.31%
Christian (County of) (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. Hospital RB	5.38%	02/01/2036	3,000	3,309,120
Series 2016, Ref. Hospital RB	5.50%	02/01/2044	5,000	5,508,800
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System Obligated Group); Series 2017 B, Hospital RB	5.00%	08/15/2041	5,000	5,541,500
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital RB	5.38%	08/15/2024	3,000	3,124,020
Series 2009 A, Hospital RB	5.63%	08/15/2027	1,000	1,037,600
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.);
Subseries 2008 A-1, RB (INS–AGC)(a)	6.00%	12/01/2033	5,070	5,175,203
Subseries 2008 A-1, RB (INS–AGC)(a)	6.00%	12/01/2038	4,000	4,077,600
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, Sr. RB	5.00%	07/01/2037	1,700	1,875,253
Series 2015 A, Sr. RB	5.00%	07/01/2040	2,620	2,876,891
Series 2015 A, Sr. RB	5.00%	01/01/2045	14,260	15,586,608
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.25%	06/01/2041	5,250	5,887,822
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB(b)(c)	6.50%	06/01/2020	3,200	3,672,704
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB(b)(c)	5.25%	02/01/2019	2,660	2,823,776
Series 2009, Ref. RB (INS–AGC)(a)	5.25%	02/01/2028	340	360,176
Paducah (City of) Electric Plant Board; Series 2009 A, RB(b)(c)	5.25%	04/01/2019	6,000	6,410,340
				67,267,413

Louisiana–2.81%
Caddo & Bossier (Parishes of) Port Commission; Series 2011, Ref. Utility RB	5.00%	04/01/2034	550	626,620
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS–Connie Lee)(a)	6.50%	12/01/2018	2,075	2,093,343
East Baton Rouge (Parish of) Sewerage Commission; Series 2009 A, RB(b)(c)	5.25%	02/01/2019	1,550	1,647,526

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center);
Series 2011 A, Ref. Hospital RB(b)(c)	5.38%	01/01/2021	$400	$456,516
Series 2011 A, Ref. Hospital RB(b)(c)	6.00%	01/01/2021	2,000	2,323,420
Series 2011 A, Ref. Hospital RB(b)(c)	6.00%	01/01/2021	1,000	1,161,710
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities-Housing & Parking); Series 2010, RB(b)(c)	5.00%	10/01/2020	1,000	1,121,310
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Capital Projects & Equipment Acquisitions Program); Series 2000, RB (INS–ACA)(a)	6.55%	09/01/2025	3,475	3,745,181
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, RB(b)(c)	5.38%	04/01/2019	1,000	1,071,010
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB(b)(c)	5.50%	02/01/2020	1,500	1,662,540
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2007, RB	6.75%	11/01/2032	7,300	7,355,334
Louisiana (State of) Public Facilities Authority (Christus Health); Series 2009 A, Ref. RB	6.00%	07/01/2029	1,600	1,737,760
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(b)(c)	5.50%	05/15/2026	1,010	1,313,576
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC–Louisiana State University Nicholson Gateway);
Series 2016, Lease RB	5.00%	07/01/2051	5,000	5,553,350
Series 2016 A, Lease RB	5.00%	07/01/2056	7,500	8,281,425
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB(b)(c)	6.00%	01/01/2019	2,000	2,136,520
New Orleans (City of);
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2044	605	673,722
Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,020	1,141,411
Series 2015, Sewerage Service RB	5.00%	06/01/2040	3,000	3,409,800
Series 2015, Sewerage Service RB	5.00%	06/01/2045	4,000	4,499,320
Series 2015, Water System RB	5.00%	12/01/2040	3,000	3,416,670
Series 2015, Water System RB	5.00%	12/01/2045	5,500	6,225,395
Regional Transit Authority; Series 2010, Sales Tax RB (INS–AGM)(a)	5.00%	12/01/2030	2,580	2,846,875
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	5,000	4,999,600
Terrebonne (Parish of); Series 2011 ST, Sales & Use Tax RB (INS–AGM)(a)	5.00%	04/01/2031	2,645	2,942,060
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2035	8,500	9,313,025
				81,755,019

Maryland–1.78%
Baltimore (City of) (East Baltimore Research Park);
Series 2008 A, Special Obligation Tax Allocation RB(b)(c)	7.00%	09/01/2018	1,000	1,061,140
Series 2017, Ref. Special Obligation RB	5.00%	09/01/2038	1,650	1,763,834
Baltimore (City of); Series 2017, Ref. Convention Center Hotel RB	5.00%	09/01/2039	3,500	4,022,585
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare);
Series 2011 A, RB	6.13%	01/01/2036	4,000	4,500,720
Series 2011 A, RB	6.25%	01/01/2031	3,175	3,620,326
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB(b)(c)	6.13%	01/01/2021	4,250	4,954,650
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy);
Series 2017 A, RB(e)	5.13%	07/01/2037	1,265	1,285,430
Series 2017 A, RB(e)	5.25%	07/01/2047	2,995	3,037,858
Series 2017 A, RB(e)	5.38%	07/01/2052	1,530	1,555,000
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2011, RB(b)(c)	6.00%	07/01/2021	1,000	1,186,320
Series 2016, Ref. RB	5.00%	07/01/2047	5,000	5,708,200
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2011, RB	5.00%	08/15/2041	5,000	5,513,550

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/2020	$2,000	$2,130,440
Maryland Economic Development Corp. (Purple Line Light Rail); Series 2016 D, Private Activity RB(f)	5.00%	03/31/2051	2,200	2,449,370
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	1,460	1,566,142
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/2025	1,030	1,107,188
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.25%	04/01/2037	2,000	2,156,020
Series 2017, Ref. RB	5.25%	04/01/2047	4,035	4,294,168
				51,912,941

Massachusetts–2.17%
Boston (City of) Water & Sewer Commission; Series 1993 A, Sr. RB (INS–NATL)(a)	5.25%	11/01/2019	2,430	2,526,592
Massachusetts (State of) Bay Transportation Authority; Series 2016 A, Ref. Sales Tax CAB RB(g)	0.00%	07/01/2031	13,000	8,467,550
Massachusetts (State of) College Building Authority; Series 2009 A, RB(b)(c)	5.50%	05/01/2019	1,000	1,077,420
Massachusetts (State of) Development Finance Agency (Care Group);
Series 2016 I, Ref. RB	5.00%	07/01/2036	2,000	2,318,380
Series 2016 I, Ref. RB	5.00%	07/01/2037	1,000	1,156,670
Series 2016 I, Ref. RB	5.00%	07/01/2038	1,870	2,158,261
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB(b)(c)	5.38%	08/01/2018	2,000	2,085,040
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB(b)(c)	5.75%	05/01/2019	2,000	2,161,000
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	5,000	5,617,950
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB(b)(c)(d)	5.50%	11/15/2018	20,955	22,154,255
Massachusetts (State of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	2,157,440
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS–AGM)(a)	5.25%	07/01/2033	750	839,940
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2011 A-1, RB	6.25%	11/15/2017	135	135,308
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042	1,050	1,129,559
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/2036	1,000	1,140,230
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/2031	1,000	1,108,200
Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2009 O, RB(b)(c)(d)	5.50%	07/01/2018	6,680	6,948,736
				63,182,531

Michigan–2.35%
Detroit (City of); Series 2006 B, Second Lien Water Supply System RB(b)(c)	6.25%	07/01/2019	1,000	1,097,820
Michigan (State of) Building Authority (Facilities Program); Series 2011 I-A, Ref. RB	5.00%	10/15/2029	500	568,855
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	15,000	16,926,300
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	2,720	2,962,950
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	1,355	1,527,505
Series 2014 D-1, Ref. Local Government Loan Program RB (INS–AGM)(a)	5.00%	07/01/2037	2,000	2,259,900
Series 2014 D-2, Ref. Local Government Loan Program RB (INS–AGM)(a)	5.00%	07/01/2027	4,000	4,664,120
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	1,355	1,547,803
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	4,000	4,176,640
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB(f)	7.50%	01/01/2021	855	841,226
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	5,000	4,964,750
Oakland University Board of Trustees;
Series 2016, General RB	5.00%	03/01/2041	5,000	5,741,350
Series 2016, General RB	5.00%	03/01/2047	6,500	7,421,830

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Summit Academy North;
Series 2016, Ref. Public School Academy RB	5.00%	11/01/2031	$3,000	$3,052,530
Series 2016, Ref. Public School Academy RB	5.00%	11/01/2035	3,255	3,243,249
Wayne (County of) Airport Authority (Detroit Metropolitan Airport);
Series 2012 B, RB(f)	5.00%	12/01/2032	1,500	1,647,720
Series 2012 B, RB(f)	5.00%	12/01/2037	1,500	1,629,465
Series 2012 D, Ref. RB(f)	5.00%	12/01/2028	2,500	2,772,475
Wyoming (City of); Series 2008, Water Supply System RB(b)(c)	5.13%	06/01/2018	1,305	1,347,439
				68,393,927

Minnesota–0.82%
Minneapolis (City of) (Fairview Health Services);
Series 2008, Health Care System RB(b)(c)	6.50%	11/15/2018	815	870,379
Series 2008, Health Care System RB (INS–AGC)(a)	6.50%	11/15/2038	4,460	4,731,347
Series 2008 A, Health Care System RB(b)(c)	6.75%	11/15/2018	3,000	3,212,460
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS–AGC)(a)	5.00%	02/15/2030	1,060	1,133,288
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047	5,615	6,246,856
St. Louis Park (City of) (Park Nicollet Health Services); Series 2009, Ref. Health Care Facilities RB(b)(c)	5.75%	07/01/2019	2,000	2,177,100
St. Paul (City of) Housing & Redevelopment Authority (Fairview Health Services); Series 2017 A, Ref. Health Care System RB	5.00%	11/15/2047	3,000	3,489,570
St. Paul (City of) Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. Charter School Lease RB	5.75%	09/01/2046	2,000	2,094,360
				23,955,360

Mississippi–0.04%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/2022	1,240	1,251,681

Missouri–1.21%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District (Metrolink Cross County Extension); Series 2009, Mass Transit Sales Tax RB (INS–AGC)(a)	5.00%	10/01/2039	2,000	2,138,020
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB(b)(c)	5.75%	06/01/2019	2,150	2,331,653
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2024	5,990	6,850,703
Kansas City (City of) Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. Sr. Sales Tax RB(e)	5.00%	04/01/2046	1,150	1,075,883
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights);
Series 2017, Ref. Retirement Community RB	5.25%	05/15/2042	2,250	2,375,932
Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	2,000	2,102,300
Missouri (State of) Health & Educational Facilities Authority (Children’s Mercy Hospital);
Series 2009, RB (b)(c)	5.63%	05/15/2019	2,075	2,240,564
Series 2009, RB	5.63%	05/15/2039	425	454,627
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	950	1,002,212
Series 2016 B, Ref. Senior Living Facilities RB	5.00%	02/01/2046	4,000	4,304,080
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	2,100	2,329,488
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.13%	12/01/2031	3,325	3,335,208
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.88%	09/01/2043	1,750	1,982,278
St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/2021	1,000	1,001,910

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB(b)(c)	6.38%	12/01/2017	$500	$507,110
Series 2007 A, Senior Living Facilities RB(b)(c)	6.38%	12/01/2017	1,250	1,267,775
				35,299,743

Montana–0.13%
Kalispell (City of) (Immanuel Lutheran Corp.); Series 2017, Ref. Housing & Healthcare Facilities RB	5.25%	05/15/2047	2,645	2,765,533
Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, Hospital RB(b)(c)	5.75%	01/01/2021	1,000	1,155,330
				3,920,863

Nebraska–0.60%
Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	4,900	5,423,810
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB(b)(c)	5.38%	04/01/2019	4,000	4,283,400
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	5,000	5,733,150
University of Nebraska (Lincoln); Series 2009 A, Student Fees & Facilities RB(b)(c)	5.25%	01/01/2019	1,000	1,058,480
University of Nebraska (Omaha Health & Recreation); Series 2008, RB(b)(c)	5.00%	05/15/2018	1,000	1,029,730
				17,528,570

Nevada–0.63%
Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/2034	2,000	2,179,100
Series 2010 A, Passenger Facility Charge RB	5.25%	07/01/2042	2,000	2,173,700
Series 2010 A, Passenger Facility Charge RB (INS–AGM)(a)	5.25%	07/01/2039	5,500	5,990,985
Clark (County of) Water Reclamation District; Series 2008, Limited Tax GO Bonds(b)(c)	5.63%	07/01/2018	1,500	1,561,125
Clark County School District; Series 2007 C, Building Limited Tax GO Bonds(b)(c)	5.00%	12/15/2017	4,000	4,049,360
Las Vegas (City of) Valley Water District; Series 2009 B, Limited Tax GO Bonds(b)(c)	5.00%	06/01/2019	800	857,632
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB(e)	5.00%	07/15/2047	1,400	1,437,968
				18,249,870

New Hampshire–0.49%
Manchester (City of); Series 2009 A, Ref. General Airport RB (INS–AGM)(a)	5.13%	01/01/2030	5,250	5,422,095
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB(b)(c)	6.88%	10/01/2019	930	1,042,363
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2042	6,000	6,506,820
New Hampshire (State of) Health & Education Facilities Authority (Wentworth Douglas Hospital); Series 2011 A, RB	6.00%	01/01/2034	1,100	1,228,337
				14,199,615

New Jersey–4.92%
Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(f)	5.00%	12/01/2024	4,000	4,386,960
Landis Sewage Authority (Registered CARS); Series 1993, Sewer RB (INS–NATL)(a)(l)	7.52%	09/19/2019	600	636,228
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology Inc.);
Series 2012 C, RB	5.00%	07/01/2032	675	622,343
Series 2012 C, RB	5.30%	07/01/2044	2,380	2,147,260
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC–Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/2031	3,020	3,308,682
New Jersey (State of) Economic Development Authority (School Facilities Construction);
Series 2009, RB(b)(c)	5.50%	12/15/2018	350	371,276
Series 2009, RB (INS–AGC)(a)	5.50%	12/15/2034	5	5,245
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB(f)	5.38%	01/01/2043	1,500	1,678,425

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. School Facilities Construction RB (INS–AMBAC)(a)	5.50%	09/01/2024	$3,885	$4,476,452
Series 2009, School Facilities Construction RB(b)(c)	5.50%	12/15/2018	645	684,726
Series 2009 BB, School Facilities Construction RB(b)(c)	5.00%	09/01/2019	1,750	1,892,240
Series 2012, Ref. RB	5.00%	06/15/2025	3,000	3,277,770
Series 2012, Ref. RB	5.00%	06/15/2026	1,000	1,085,730
Series 2012, Ref. RB	5.00%	06/15/2028	3,000	3,230,820
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health);
Series 2011 A, Ref. RB(b)(c)	5.63%	07/01/2021	4,000	4,675,880
Series 2011 A, Ref. RB(b)(c)	5.63%	07/01/2021	4,000	4,675,880
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017 A, Ref. RB	5.25%	07/01/2057	6,375	7,475,389
New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System); Series 2016, Ref. RB	5.00%	07/01/2039	7,000	7,939,540
New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/2030	1,000	1,067,800
New Jersey (State of) Housing & Mortgage Finance Agency; Series 2008 AA, RB	6.38%	10/01/2028	130	130,615
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, CAB Transportation System RB (INS–NATL)(a)(g)	0.00%	12/15/2031	7,410	4,213,622
Series 2006 C, Transportation System CAB RB (INS–AGC)(a)(g)	0.00%	12/15/2026	10,000	7,321,500
Series 2010 D, Transportation System RB	5.25%	12/15/2023	2,000	2,290,060
Series 2015 AA, Transportation Program RB	5.00%	06/15/2045	3,420	3,660,939
Series 2015 AA, Transportation Program RB	5.25%	06/15/2041	2,500	2,728,175
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2027	10,000	11,254,200
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2031	15,550	15,909,205
New Jersey (State of) Turnpike Authority;
Series 2009 H, Turnpike RB(b)(c)	5.00%	01/01/2019	350	369,551
Series 2009 H, Turnpike RB	5.00%	01/01/2036	650	683,540
Series 2009 I, RB(b)(c)	5.00%	01/01/2020	2,000	2,189,380
Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,824,450
Tobacco Settlement Financing Corp.;
Series 2007 1-A, Asset-Backed RB	5.00%	06/01/2029	8,830	8,830,530
Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	11,625	11,638,369
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	3,330	3,264,932
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	9,500	9,230,485
				143,178,199

New Mexico–0.34%
Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR(c)	5.20%	06/01/2020	2,000	2,189,400
Series 2010 C, Ref. PCR	5.90%	06/01/2040	4,100	4,508,852
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008, Hospital RB(b)(c)(d)	6.38%	08/01/2018	3,000	3,152,880
				9,851,132

New York–8.72%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB(g)	0.00%	07/15/2035	5,000	2,457,100
Series 2009, PILOT RB(b)(c)	6.25%	01/15/2020	2,710	3,054,170
Series 2009, PILOT RB(b)(c)	6.38%	01/15/2020	1,130	1,276,821
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	6,850	6,777,459
Long Island (City of) Power Authority; Series 2014 C, Ref. Electric System Floating Rate General RN(c)(j)	1.52%	11/01/2018	2,000	2,002,580
Long Island Power Authority;
Series 2008 A, Electric System General RB(b)(c)	5.50%	05/01/2019	5,000	5,382,150
Series 2008 A, Electric System General RB(b)(c)	6.00%	05/01/2019	5,000	5,423,450

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority (Climate Bond Certified); Subseries 2017 A-1, Revenue Green Bonds	5.25%	11/15/2057	$2,280	$2,717,236
Metropolitan Transportation Authority;
Series 2011 A, RB	5.00%	11/15/2041	2,000	2,260,760
Series 2013 A, Transportation RB	5.00%	11/15/2038	3,025	3,483,741
Series 2016 D, Ref. Transportation RB	5.00%	11/15/2030	5,000	6,034,050
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	4,900	4,875,157
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/2042	3,000	3,360,570
New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, Consolidated RB	6.13%	06/01/2094	5,250	6,554,520
New York (City of) Industrial Development Agency (Polytechnic University);
Series 2007, Ref. Civic Facility RB(b)(c)	5.25%	11/01/2017	5,000	5,038,700
Series 2007, Ref. Civic Facility RB(b)(c)	5.25%	11/01/2017	2,500	2,519,350
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS–AGC)(a)	6.38%	01/01/2039	1,000	1,071,140
New York (City of) Municipal Water Finance Authority; Series 2012 FF, Water & Sewer System RB(d)	5.00%	06/15/2045	28,610	32,258,919
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB(d)	5.25%	01/15/2039	2,000	2,115,680
Series 2013, Sub. Future Tax Sec. RB(d)	5.00%	11/01/2038	5,465	6,339,345
Subseries 2009 A-1, Future Tax Sec. RB(b)(c)(d)	5.00%	05/01/2019	4,455	4,762,573
Subseries 2009 A-1, Future Tax Sec. RB(d)	5.00%	05/01/2028	5,570	5,953,272
Subseries 2009 A-1, Future Tax Sec. RB(d)	5.00%	05/01/2029	4,455	4,762,573
Subseries 2013, Sub. Future Tax Sec. RB(d)	5.00%	11/01/2042	12,625	14,495,773
New York (City of);
Subseries 2007 D-1, Unlimited Tax GO Bonds(b)(c)	5.13%	12/01/2017	1,510	1,526,580
Subseries 2007 D-1, Unlimited Tax GO Bonds	5.13%	12/01/2022	990	1,000,949
Subseries 2008 L-1, Unlimited Tax GO Bonds(b)(c)	5.00%	04/01/2018	230	235,759
Subseries 2008 L-1, Unlimited Tax GO Bonds	5.00%	04/01/2027	1,995	2,044,715
New York (Counties of) Tobacco Trust VI; Subseries 2016 A-2A, Ref. Tobacco Settlement Pass Through RB	5.00%	06/01/2051	9,000	9,291,690
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB(d)	5.00%	03/15/2031	21,885	24,726,986
New York (State of) Dormitory Authority (North Shore — Long Island Jewish Obligated Group);
Series 2011 A, RB	5.00%	05/01/2032	1,000	1,109,270
Series 2011 A, RB	5.00%	05/01/2041	1,000	1,096,610
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2011A, Lease RB	5.00%	07/01/2035	1,000	1,128,100
New York (State of) Dormitory Authority; Series 2014 C, State Personal Income Tax RB(d)	5.00%	03/15/2040	12,030	13,967,552
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB(m)	0.82%	11/01/2044	4,000	4,000,000
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB(b)(c)(d)	5.00%	03/15/2019	2,000	2,127,260
New York (State of); Series 2009 A, Unlimited Tax GO Bonds	5.00%	02/15/2039	500	529,605
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB(e)	5.00%	11/15/2044	12,905	14,059,998
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB(f)	5.00%	08/01/2026	10,000	10,756,600
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB(f)	5.00%	07/01/2046	15,205	16,783,887
Rockland Tobacco Asset Securitization Corp.; Series 2005 A, First Sub. Tobacco Settlement Asset-Backed RB(g)	0.00%	08/15/2045	57,500	7,906,250
Suffolk (County of) Water Authority; Series 2011, Ref. RB	5.00%	06/01/2040	2,135	2,403,348
Triborough Bridge & Tunnel Authority; Series 1993 B, General Purpose RB(b)	5.00%	01/01/2020	1,960	2,069,721
TSASC, Inc.; Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2041	2,000	2,227,540
				253,969,509

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–0.64%
Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital); Series 2008, RB(b)(c)	5.25%	04/01/2018	$5,875	$6,029,453
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB(f)	5.00%	06/30/2054	5,475	5,822,389
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2009 A, Health Care Facilities RB(b)(c)	5.00%	06/01/2019	1,000	1,072,190
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/2024	2,000	2,092,060
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB(b)(c)	5.63%	10/01/2017	1,000	1,004,030
North Carolina (State of) Turnpike Authority; Series 2009 A, Triangle Expressway System RB(b)(c)	5.13%	01/01/2019	2,000	2,112,820
Oak Island (Town of); Series 2009, Enterprise System RB(b)(c)	6.00%	06/01/2019	500	544,675
				18,677,617

North Dakota–0.25%
Burleigh (County of) (University of Mary); Series 2016, Education Facilities RB	5.20%	04/15/2046	2,700	2,748,654
Cass (County of) (Essentia Health Obligated Group); Series 2008 A, Health Care Facilities RB (INS–AGC)(a)	5.13%	02/15/2037	1,000	1,069,540
Fargo (City of) (Sanford); Series 2011, Health System RB	6.25%	11/01/2031	1,250	1,473,388
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	2,000	2,109,300
				7,400,882

Ohio–4.90%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/2020	2,760	2,235,324
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,000	1,103,750
Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	5,000	5,641,300
Allen (County of) (Catholic Healthcare Partners); Series 2010 A, Hospital Facilities RB	5.00%	06/01/2038	1,025	1,098,872
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	15,000	17,045,700
Beavercreek City School District; Series 2009, School Improvement Unlimited Tax GO Bonds(b)(c)	5.00%	06/01/2019	1,000	1,072,040
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	18,075	17,343,324
Centerville (City of) (Graceworks Lutheran Services);
Series 2017, Ref. Health Care RB	5.25%	11/01/2047	2,700	2,856,816
Series 2017, Ref. Health Care RB	5.25%	11/01/2050	2,500	2,638,925
Chillicothe (City of) (Adena Health System Obligated Group); Series 2017, Ref. & Improvement Hospital Facilities RB	5.00%	12/01/2047	5,000	5,662,800
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools);
Series 2014 A, Ref. & Improvement Lease RB(e)	5.75%	01/01/2024	760	816,992
Series 2014 A, Ref. & Improvement Lease RB(e)	6.50%	01/01/2034	2,450	2,626,596
Cleveland (City of);
Series 1993 G, Ref. First Mortgage Waterworks Improvement RB (INS–NATL)(a)	5.50%	01/01/2021	2,365	2,557,274
Series 2008 B-1, Public Power System CAB RB (INS–NATL)(a)(g)	0.00%	11/15/2025	2,895	2,347,034
Series 2012 A, Ref. Airport System RB	5.00%	01/01/2029	5,000	5,555,800
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/2027	500	500,655
Cuyahoga (County of) (Metrohealth System);
Series 2017, Ref. Hospital RB	5.00%	02/15/2057	2,150	2,286,439
Series 2017, Ref. Hospital RB	5.50%	02/15/2052	7,000	7,809,760
Hamilton (County of) (Christ Hospital);
Series 2012, Health Care Facilities RB	5.25%	06/01/2027	3,295	3,767,964
Series 2012, Health Care Facilities RB	5.50%	06/01/2042	6,000	6,778,260
Hamilton (County of) (Life Enriching Communities);
Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	6,505	6,966,530
Series 2016, Ref. Improvement Health Care RB	5.00%	01/01/2051	1,695	1,809,074

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS–AGM)(a)	5.00%	04/01/2024	$1,750	$1,801,923
Series 2006 H, Hospital Facilities RB (INS–AGC)(a)	5.00%	02/01/2024	4,810	4,942,660
Middleburg Heights (City of) (Southwest General Health Center);
Series 2011, Hospital Facilities RB	5.13%	08/01/2031	1,750	1,908,725
Series 2011, Hospital Facilities RB	5.25%	08/01/2036	1,500	1,631,325
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/2044	7,500	7,834,275
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 A, Ref. Hospital RB	5.50%	01/01/2039	3,750	3,981,675
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB(f)	5.00%	12/31/2025	2,000	2,353,640
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	3,000	3,247,470
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	5,850	5,810,278
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP–GNMA)(f)	6.10%	09/20/2049	2,845	2,935,329
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(c)	4.38%	06/01/2022	1,500	1,477,050
Reynoldsburg City School District; Series 2008, School Facilities Construction & Improvement Unlimited Tax GO Bonds(b)(c)	5.00%	06/01/2018	1,000	1,031,740
Tuscarawas (County of) Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. Higher Education Facilities Improvement RB	6.00%	03/01/2045	3,000	3,134,250
				142,611,569

Oklahoma–0.80%
Grand River Dam Authority;
Series 2008 A, RB(b)(c)	5.00%	06/01/2018	3,735	3,853,848
Series 2008 A, RB(b)(c)	5.00%	06/01/2018	3,735	3,853,848
Series 2008 A, RB(b)(c)	5.00%	06/01/2018	6,350	6,552,057
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.00%	12/01/2027	3,965	3,600,061
Tulsa (City of) Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(c)(f)	5.00%	06/01/2025	5,000	5,420,900
				23,280,714

Oregon–0.53%
Beaverton School District;
Series 2009, Limited Tax GO Bonds(b)(c)	5.00%	06/01/2019	750	804,120
Series 2009, Limited Tax GO Bonds(b)(c)	5.13%	06/01/2019	500	537,165
Forest Grove (City of) (Pacific University); Series 2014 A, Ref. Campus Improvement RB	5.25%	05/01/2034	2,000	2,198,180
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	5.00%	10/01/2030	1,500	1,597,365
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/2029	900	1,023,318
Portland (Port of); Series 2017 24-B, Airport RB(f)	5.00%	07/01/2042	3,000	3,460,080
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/2032	1,000	1,085,210
Series 2012, Ref. RB	5.75%	05/15/2027	1,000	1,102,070
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB(e)	6.38%	11/01/2033	3,500	3,713,640
				15,521,148

Pennsylvania–2.08%
Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB(b)(c)	5.25%	03/01/2021	700	802,347
Allegheny (County of) Port Authority; Series 2011, Ref. Special Transportation RB	5.75%	03/01/2029	1,385	1,601,420
Beaver (County of) Industrial Development Authority (FirstEnergy Generation); Series 2008 B, Ref. PCR(c)	4.25%	04/01/2021	3,895	3,833,887

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Beaver (County of) Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR(c)	4.38%	07/01/2022	$3,500	$3,446,520
Centre (County of) Hospital Authority (Mt. Nittany Medical Center); Series 2016 A, Ref. RB	5.00%	11/15/2046	3,500	3,916,500
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,000	1,081,860
Erie (City of) Parking Authority;
Series 2010, Gtd. RB(b)(c)	5.20%	09/01/2020	260	292,414
Series 2010, Gtd. RB (INS–AGM)(a)	5.20%	09/01/2035	740	792,747
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.75%	07/01/2022	2,125	2,261,042
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(m)(n)	0.78%	09/01/2028	380	380,000
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2008, RB(b)(c)	5.50%	04/01/2018	2,250	2,312,212
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB(f)	5.50%	11/01/2044	3,300	3,551,295
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2011 A, RB	5.13%	05/01/2036	500	556,280
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB(b)(c)	5.00%	06/01/2019	250	268,230
Series 2009 A, Sub. RB(b)(c)	5.00%	06/01/2019	855	916,133
Series 2009 A, Sub. RB(b)(c)	5.00%	06/01/2019	4,000	4,290,360
Series 2009 A, Sub. RB(b)(c)	5.00%	06/01/2019	745	798,268
Subseries 2010 B-2, Sub. RB(b)(c)	5.75%	12/01/2020	2,150	2,479,595
Subseries 2010 B-2, Sub. RB(b)(c)	5.75%	12/01/2020	1,235	1,423,029
Subseries 2010 B-2, Sub. RB(b)(c)	5.75%	12/01/2020	1,165	1,343,595
Subseries 2010 B-2, Sub. RB(b)(c)	6.00%	12/01/2020	1,940	2,250,846
Subseries 2010 B-2, Sub. RB(b)(c)	6.00%	12/01/2020	415	481,931
Subseries 2010 B-2, Sub. RB(b)(c)	6.00%	12/01/2020	395	458,706
Subseries 2014 A-2, Sub. Conv. CAB RB(h)	5.13%	12/01/2040	5,500	4,711,960
Subseries 2017 B-1, Sub. Turnpike RB	5.25%	06/01/2047	4,000	4,645,560
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,500	3,991,050
Philadelphia (City of); Ninth Series 2010, Gas Works RB(b)(c)	5.00%	08/01/2020	500	558,390
Philadelphia School District; Series 2007 A, Ref. Unlimited Tax GO Bonds (INS–NATL)(a)	5.00%	06/01/2026	2,360	2,735,075
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS–AGM)(a)	5.00%	02/01/2031	2,000	2,188,400
State Public School Building Authority (Harrisburg School District);
Series 2009, RB(b)(c)	5.00%	05/15/2019	335	358,370
Series 2009, RB(b)(c)	5.00%	05/15/2019	335	358,490
Series 2009, RB(b)(c)	5.00%	05/15/2019	1,330	1,422,781
				60,509,293

Puerto Rico–0.00%
Puerto Rico Sales Tax Financing Corp.; First Subseries 2009 A, RB(b)(c)	5.50%	08/01/2019	20	21,741

Rhode Island–0.48%
Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB	5.00%	12/01/2035	500	550,410
Rhode Island Commerce Corp.;
Series 2016 D, Airport RB	5.00%	07/01/2041	3,840	4,349,069
Series 2016 D, Airport RB	5.00%	07/01/2046	6,005	6,766,734
Rhode Island Economic Development Corp.; Series 2008 A, Airport RB (INS–AGC)(a)(f)	5.25%	07/01/2028	1,810	1,869,875
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB(b)(c)	6.25%	05/15/2019	500	545,595
				14,081,683

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–1.37%
Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/2031	$2,120	$2,358,818
Horry (County of); Series 2010 A, Airport RB	5.00%	07/01/2040	2,000	2,169,620
Piedmont Municipal Power Agency;
Series 2008 A-2, Electric RB(b)(c)	5.00%	01/01/2018	555	562,814
Series 2008 A-2, Electric RB	5.00%	01/01/2024	1,445	1,464,652
Series 2011 C, Ref. Electric RB (INS–AGC)(a)	5.00%	01/01/2030	500	550,990
Series 2011 D, Ref. Electric RB (INS–AGC)(a)	5.75%	01/01/2034	1,000	1,145,460
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2009 B, Ref. & Improvement Hospital RB(b)(c)	5.38%	02/01/2019	2,000	2,126,720
Series 2009 B, Ref. & Improvement Hospital RB(b)(c)	5.50%	02/01/2019	3,000	3,195,330
Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(a)	5.00%	02/01/2019	1,000	1,058,380
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/2028	2,000	2,091,740
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/2039	1,000	1,052,160
Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	3,850	4,226,761
South Carolina (State of) Ports Authority; Series 2015, RB(f)	5.00%	07/01/2045	10,000	11,238,000
South Carolina (State of) Public Service Authority;
Series 2008 A, RB(b)(c)	5.50%	01/01/2019	160	169,907
Series 2008 A, RB(b)(c)	5.50%	01/01/2019	1,840	1,953,933
Spartanburg (County of) Regional Health Services District; Series 2008 D, Ref. RB (INS–AGC)(a)	5.25%	04/15/2022	4,465	4,582,787
				39,948,072

South Dakota–0.38%
Rapid City (City of); Series 2011 A, Ref. Airport RB	6.75%	12/01/2031	1,500	1,636,830
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB	5.00%	07/01/2042	4,000	4,340,360
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB(b)(c)	5.50%	08/01/2018	4,000	4,171,120
South Dakota (State of); Series 1993 A, Lease Revenue Trust Ctfs.(b)	6.70%	09/01/2017	895	895,000
				11,043,310

Tennessee–1.25%
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2010, Hospital RB	5.63%	07/01/2030	2,000	2,182,200
Knox (County of) Health, Educational and Housing Facility Board (Covenant Health);
Series 2016 A, Ref. Hospital RB	5.00%	01/01/2042	10,000	11,278,500
Series 2016 A, Ref. Hospital RB	5.00%	01/01/2047	5,000	5,613,700
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/2027	2,000	2,185,260
Series 2012, Ref. & Improvement RB	5.00%	07/01/2032	1,500	1,602,630
Series 2012, Ref. & Improvement RB	5.00%	07/01/2037	1,100	1,161,204
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University Medical Center);
Series 2016 A, RB	5.00%	07/01/2046	8,015	9,031,703
Series 2017 A, RB	5.00%	07/01/2048	1,500	1,702,170
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown Inc.);
Series 2014, Residential Care Facility Mortgage RB	5.00%	12/01/2034	500	515,285
Series 2014, Residential Care Facility Mortgage RB	5.25%	12/01/2044	1,165	1,204,621
				36,477,273

Texas–10.48%
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB(f)(i)	6.50%	11/01/2029	430	4
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.00%	03/01/2034	1,000	1,047,160

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Bexar (County of) (Motor Vehicle Rental Tax); Series 2009, Venue RB (INS–BHAC)(a)	5.00%	08/15/2039	$1,020	$1,056,771
Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB(b)(c)	5.00%	05/01/2019	1,500	1,602,360
Bexar County Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, Hospital RB(b)	7.00%	05/01/2021	500	573,005
Brazoria (County of) Brazos River Harbor Navigation District (The Dow Chemical Co.); Series 2002 A, Environmental Facilities RB(f)	5.95%	05/15/2033	1,100	1,152,030
Brazos Harbor Industrial Development Corp. (Dow Chemical); Series 2008, Environmental Facilities RB(c)(f)	5.90%	05/01/2028	1,050	1,082,865
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	4,500	4,962,915
Central Texas Regional Mobility Authority;
Series 2011, Sr. Lien RB(b)(c)	5.75%	01/01/2021	1,000	1,152,480
Series 2011, Sr. Lien RB(b)(c)	6.00%	01/01/2021	5,000	5,803,200
Series 2016, Ref. Sr. Lien RB	5.00%	01/01/2046	8,705	9,842,831
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/2043	2,000	2,347,480
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2015 A, Education RB	5.13%	08/15/2030	2,000	2,082,100
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS–AGC)(a)	5.25%	08/15/2034	4,000	4,281,520
Dallas Area Rapid Transit; Series 2016 A, Ref. Sr. Lien Sales Tax RB	5.00%	12/01/2041	5,535	6,439,530
Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2034	1,250	1,336,125
Series 2014 A, Ref. RB	5.25%	09/01/2044	1,500	1,612,080
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds(b)(c)	5.00%	02/15/2018	2,840	2,895,380
Galena Park Independent School District; Series 1996, Ref. Unlimited Tax CAB GO Bonds (CEP–Texas Permanent School Fund)(g)	0.00%	08/15/2023	2,000	1,820,160
Grand Parkway Transportation Corp.; Series 2013 B, Sub. Tier Toll RB	5.25%	10/01/2051	14,360	16,760,705
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(m)	0.87%	11/01/2041	12,000	12,000,000
Harris (County of);
Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS–AGM)(a)	5.25%	08/15/2031	6,665	8,711,888
Series 2009, Sr. Lien Toll Road RB(b)(c)	5.00%	08/15/2019	570	615,059
Series 2009, Sr. Lien Toll Road RB	5.00%	08/15/2038	430	460,960
Series 2009 A, Sr. Lien Toll Road RB(b)(c)	5.00%	08/15/2019	2,920	3,150,826
Series 2016 A, Ref. Sr. Lien Toll Road RB	5.00%	08/15/2047	11,000	12,757,360
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. Medical Facilities RB(b)(c)	5.38%	11/15/2018	825	869,979
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.25%	11/15/2035	1,100	1,193,555
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(b)(c)	7.25%	12/01/2018	1,000	1,080,240
Harris County Health Facilities Development Corp. (TECO);
Series 2008, Thermal Utility RB (INS–AGC)(a)	5.00%	11/15/2026	3,860	4,049,719
Series 2008, Thermal Utility RB (INS–AGC)(a)	5.00%	11/15/2027	3,180	3,335,884
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/2023	1,805	1,830,198
Houston (City of) Convention & Entertainment Facilities Department;
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS–AGM)(a)(g)	0.00%	09/01/2026	8,750	6,849,062
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS–AGM)(a)(g)	0.00%	09/01/2027	3,600	2,708,208
Houston (City of); Series 2009 A, Ref. Sr. Lien Airport System RB	5.50%	07/01/2034	875	908,215
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011, RB(b)(c)	6.50%	05/15/2021	935	1,119,158
Series 2011, RB(b)(c)	6.50%	05/15/2021	805	959,987
Series 2011 A, RB(b)(c)	6.88%	05/15/2021	1,700	2,056,898
Laredo Community College District; Series 2010, Combined Fee RB(b)(c)	5.25%	08/01/2020	1,000	1,122,730
Love Field Airport Modernization Corp. (Southwest Airlines Co.);
Series 2010, Special Facilities RB	5.25%	11/01/2040	1,000	1,100,030
Series 2012, Special Facilities RB(f)	5.00%	11/01/2028	2,000	2,217,940

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2016, Ref. RB	5.00%	05/15/2046	$4,000	$4,549,640
Lower Colorado River Authority;
Series 2012 A, Ref. RB(b)(c)	5.00%	05/15/2022	10	11,748
Series 2012 A, Ref. RB	5.00%	05/15/2030	4,585	5,248,816
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB(b)(c)	6.00%	02/15/2019	2,500	2,686,225
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.);
Series 2014, Ref. RB	5.13%	02/15/2030	1,750	1,888,232
Series 2014, Ref. RB	5.13%	02/15/2042	2,000	2,084,100
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2043	2,350	2,639,097
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, Retirement Facility RB	5.00%	11/15/2026	675	687,170
Series 2016 A, Retirement Facility RB	5.38%	11/15/2036	865	869,913
Series 2016 A, Retirement Facility RB	5.50%	11/15/2046	1,250	1,255,263
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/2046	3,000	3,215,070
North East Texas Regional Mobility Authority;
Series 2016, Sr. Lien RB	5.00%	01/01/2036	3,400	3,847,066
Series 2016 A, Sr. Lien RB	5.00%	01/01/2041	6,750	7,579,777
Series 2016 A, Sr. Lien RB	5.00%	01/01/2046	5,000	5,591,500
North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/2021	1,000	1,060,130
Series 2008, Ref. First Tier RB(b)(c)	6.00%	01/01/2018	1,755	1,785,660
Series 2008, Ref. First Tier RB	6.00%	01/01/2023	245	249,288
Series 2008, Ref. First Tier System RB(b)(c)	5.63%	01/01/2018	1,595	1,620,871
Series 2008, Ref. First Tier System RB(b)(c)	5.63%	01/01/2018	805	818,057
Series 2008, Ref. First Tier System RB(b)(c)	5.63%	01/01/2018	1,475	1,498,924
Series 2008, Ref. First Tier System RB(b)(c)	5.63%	01/01/2018	725	736,760
Series 2008, Ref. First Tier System RB	5.63%	01/01/2033	430	436,639
Series 2008, Ref. First Tier System RB (INS–AGC)(a)	5.63%	01/01/2033	220	223,157
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(a)(g)	0.00%	01/01/2028	12,800	9,642,624
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(a)(g)	0.00%	01/01/2029	2,165	1,570,989
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(a)(g)	0.00%	01/01/2031	4,710	3,125,273
Series 2008 K-1, Ref. First Tier System RB(b)(c)	5.75%	01/01/2019	1,630	1,735,428
Series 2011, Ref. First Tier System RB	5.00%	01/01/2038	1,000	1,078,120
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds(b)(c)	5.13%	02/15/2019	1,000	1,062,010
Pflugerville (City of);
Series 2009, Limited Tax GO Bonds(b)(c)	5.30%	08/01/2019	860	932,283
Series 2009, Limited Tax GO Ctfs.(b)(c)	5.38%	08/01/2019	755	819,530
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock and Wharf Facility RB(c)(e)(f)	7.25%	02/13/2020	4,000	4,150,360
Pottsboro Higher Education Funance Corp. (Imagine International Academy of North Texas, LLC); Series 2016 A, Education RB	5.00%	08/15/2046	3,000	3,043,860
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, Retirement Facility RB	6.75%	11/15/2024	850	957,100
Richardson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds(b)(c)	5.25%	02/15/2018	1,000	1,020,490
Rowlett (City of) (Bayside Public Improvement District North Improvement Area);
Series 2016, Special Assessment RB	5.38%	09/15/2030	650	644,579
Series 2016, Special Assessment RB	5.75%	09/15/2036	280	277,088
Sachse (City of);
Series 2009, Ref. & Improvement Limited Tax GO Bonds(b)(c)	5.25%	02/15/2019	390	414,886
Series 2009, Ref. & Improvement Limited Tax GO Bonds(b)(c)	5.25%	02/15/2019	105	111,716
Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS–AGC)(a)	5.25%	02/15/2031	5	5,287

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS–AGM)(a)	5.00%	10/01/2032	$1,250	$1,336,262
Series 2011, Special Project RB (INS–AGM)(a)	5.00%	10/01/2037	1,000	1,069,010
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB(b)(c)	6.13%	11/15/2019	2,000	2,222,660
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/2037	345	345,969
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.);
Series 2007, Retirement Facility RB(b)	5.00%	11/15/2017	280	282,344
Series 2007, Retirement Facility RB(b)	5.00%	11/15/2017	220	221,929
Series 2007, Retirement Facility RB(b)(c)	5.25%	11/15/2017	1,760	1,776,350
Series 2007, Retirement Facility RB	5.25%	11/15/2037	2,240	2,252,880
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/2025	2,200	2,209,372
Series 2007, Retirement Facility RB	5.75%	02/15/2029	1,500	1,505,040
Series 2017A, Retirement Facility RB	6.38%	02/15/2052	5,000	5,190,250
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health);
Series 2008, Ref. RB(b)(c)	6.50%	01/01/2019	875	939,908
Series 2008, Ref. RB (INS–AGC)(a)	5.75%	07/01/2018	610	631,637
Series 2008, Ref. RB (INS–AGC)(a)	6.50%	07/01/2037	3,375	3,582,022
Texas (State of) Department of Housing & Community Affairs; Series 1992 C-2, Regular Residual Interest Home Mortgage RB (CEP–GNMA)(f)(l)	12.42%	07/02/2024	75	78,840
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. CAB RB(g)	0.00%	08/15/2036	7,670	3,505,804
Series 2015 B, Ref. CAB RB(g)	0.00%	08/15/2037	9,995	4,355,921
Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds(b)(c)(d)	5.00%	04/01/2018	3,650	3,741,396
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002, First Tier CAB RB(b)(g)	0.00%	08/15/2027	30	24,076
Series 2002 A, First Tier CAB RB (INS–BHAC)(a)(g)	0.00%	08/15/2027	970	759,704
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB(b)(c)	5.00%	05/15/2019	1,610	1,722,603
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	4,485	5,491,524
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/2023	2,000	2,312,700
Series 2012, Gas Supply RB	5.00%	12/15/2028	6,310	7,076,791
Series 2012, Gas Supply RB	5.00%	12/15/2031	1,875	2,077,369
Series 2012, Gas Supply RB	5.00%	12/15/2032	3,865	4,264,139
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB(f)	5.00%	12/31/2045	7,550	8,333,388
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	5,460	6,095,653
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB(f)	7.00%	12/31/2038	3,475	4,032,077
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/2027	1,325	1,367,413
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center);
Series 2011, Hospital RB(b)(c)	5.13%	07/01/2021	1,655	1,894,942
Series 2011, Hospital RB (b)(c)	5.25%	07/01/2021	2,000	2,299,300
University of Houston; Series 2009, Ref. Consolidated RB(b)(c)	5.00%	02/15/2019	1,000	1,060,200
Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds(b)(c)	5.00%	02/15/2018	1,790	1,824,654
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. Lease RB (INS–AMBAC)(a)	5.38%	11/15/2024	1,300	1,311,999
				305,319,449

Utah–0.64%
Pleasant Grove (City of); Series 2008, Water RB (INS–AGM)(a)	5.25%	12/01/2033	710	744,243
Salt Lake City (City of); Series 2017 A, Airport RB(d)(f)	5.00%	07/01/2042	14,000	16,226,280

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	$600	$604,188
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB(b)(c)	5.00%	06/15/2018	1,050	1,084,871
				18,659,582

Vermont–0.15%
University of Vermont & State Agricultural College; Series 2009, RB	5.13%	10/01/2039	1,275	1,364,403
Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, Recovery Zone Facility Bonds	5.00%	12/15/2020	1,250	1,393,575
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB(b)(c)	5.00%	06/01/2018	1,565	1,614,438
				4,372,416

Virgin Islands–0.27%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	5,500	4,530,845
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	850	681,726
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	3,500	2,745,260
				7,957,831

Virginia–1.28%
Hampton Roads Sanitation District; Series 2008, Wastewater RB(b)(c)	5.00%	04/01/2018	2,000	2,049,720
Stafford (County of) Economic Development Authority (Mary Washington Healthcare Obligated Group); Series 2016, Ref. Hospital Facilities RB	5.00%	06/15/2036	1,000	1,127,920
Tobacco Settlement Financing Corp.; Series 2007 B-2, Sr. Tobacco Settlement RB	5.20%	06/01/2046	4,000	3,893,760
Virginia (State of) College Building Authority (Marymount University); Series 2015 A, Ref. Educational Facilities RB(e)	5.00%	07/01/2045	1,000	1,050,150
Virginia (State of) Public School Authority; Series 2008, Special Obligation School Financing RB(b)(c)	6.00%	12/01/2018	1,000	1,065,010
Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, Sr. Lien RB(f)	5.00%	07/01/2034	5,000	5,437,250
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB(f)	5.00%	07/01/2027	4,465	4,893,283
Series 2012, Sr. Lien RB(f)	5.50%	01/01/2042	4,920	5,490,474
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, Sr. Lien RB(f)	5.00%	07/01/2034	6,735	7,295,352
Series 2012, Sr. Lien RB(f)	5.00%	01/01/2040	2,535	2,748,396
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.50%	07/01/2029	2,000	2,140,780
				37,192,095

Washington–2.96%
FYI Properties (Washington State District); Series 2009, Lease RB	5.50%	06/01/2039	1,000	1,069,280
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/2028	895	931,507
King (County of) Public Hospital District No. 1; Series 2008 A, Limited Tax GO Bonds(b)(c)	5.25%	06/01/2018	3,575	3,695,406
Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital); Series 2017, Ref. & Improvement RB	5.00%	12/01/2037	1,125	1,151,145
Seattle (City of);
Series 2008, Drainage & Wastewater RB(b)(c)	5.00%	06/01/2018	2,450	2,527,567
Series 2008, Ref. & Improvement Municipal Light & Power RB(b)(c)	5.75%	04/01/2019	2,000	2,154,620
Seattle (Port of); Series 2017 C, Intermediate Lien RB(f)	5.25%	05/01/2042	5,000	5,931,600
Tacoma (Port of); Series 2016 B, Ref. RB(d)(f)	5.00%	12/01/2043	21,525	24,605,012
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center);
Series 2011, RB	5.63%	01/01/2035	1,250	1,364,087
Series 2011, RB	6.00%	01/01/2031	1,500	1,665,315

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Health Care Facilities Authority (MultiCare Health System);
Series 2004 A, RB(b)(c)	5.25%	08/15/2018	$1,000	$1,042,000
Series 2008 B, RB(b)(c)	6.00%	08/15/2019	2,000	2,198,420
Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 D, RB (INS–AGM)(a)	5.25%	10/01/2033	5,000	5,216,350
Washington (State of) Higher Education Facilities Authority (Whitworth University);
Series 2009, Ref. RB(b)(c)	5.38%	10/01/2019	500	545,910
Series 2009, Ref. RB(b)(c)	5.63%	10/01/2019	1,500	1,645,440
Washington (State of) Housing Finance Commission (Bayview Manor Senior); Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	2,500	2,569,925
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(e)	6.50%	07/01/2030	800	799,216
Series 2015 A, RB(e)	6.75%	07/01/2035	820	806,478
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016, Ref. RB(e)	5.00%	01/01/2036	1,875	1,995,694
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB(e)	6.00%	01/01/2027	1,100	1,119,063
Washington (State of); Series 2010 B, Motor Vehicle Fuel Unlimited Tax GO Bonds(b)(c)(d)	5.00%	08/01/2019	21,500	23,201,725
				86,235,760

West Virginia–0.21%
Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(f)	5.50%	10/15/2037	1,000	1,001,820
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/2037	1,125	1,107,630
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB(e)(f)	6.75%	02/01/2026	4,035	3,969,068
				6,078,518

Wisconsin–2.20%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, Limited Obligation Grant RB(e)	6.75%	08/01/2031	3,000	3,174,000
Series 2017, Limited Obligation PILOT RB(e)	7.00%	12/01/2050	7,000	8,035,650
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB(f)	5.38%	11/01/2021	2,000	2,013,460
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	1,750	1,747,585
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/2028	1,250	1,158,675
Wisconsin (State of) Health & Educational Facilities Authority (Essentia Health Obligated Group); Series 2008 B, Health Care Facilities RB (INS–AGC)(a)	5.13%	02/15/2030	1,500	1,604,070
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health Inc. Obligated Group); Series 2009, RB(b)(c)	5.00%	04/01/2019	750	798,720
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2011 A, RB(b)(c)	5.50%	05/01/2021	2,000	2,318,520
Series 2011 A, RB(b)(c)	5.75%	05/01/2021	1,000	1,168,220
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group);
Series 2009, RB(b)(c)	6.38%	02/15/2019	500	539,875
Series 2009, RB(b)(c)	6.63%	02/15/2019	1,000	1,083,280
Wisconsin (State of) Health & Educational Facilities Authority (Rogers Memorial Hospital Inc.); Series 2014, Ref. RB	5.00%	07/01/2044	3,125	3,358,406
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB(f)	5.30%	09/01/2023	1,320	1,323,273
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development);
Series 2016, Lease Development RB	5.00%	03/01/2036	4,500	5,185,440
Series 2016, Lease Development RB	5.00%	03/01/2046	4,540	5,162,071

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center);
Series 2016 A, Ref. Hospital RB	5.00%	06/01/2032	$2,000	$2,307,400
Series 2016 A, Ref. Hospital RB	5.00%	06/01/2034	7,180	8,206,309
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	2,160,666
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, Higher Education Facility RB(e)	5.25%	12/01/2039	5,000	4,846,500
Wisconsin (State of);
Series 2009 A, General Fund Annual Appropriation RB(b)(c)	5.38%	05/01/2019	225	242,046
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	2,130	2,288,046
Series 2009 A, General Fund Annual Appropriation RB(b)(c)	5.63%	05/01/2019	475	512,948
Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/2028	4,525	4,878,629
				64,113,789

Wyoming–0.54%
Campbell (County of) (Basin Electric Power Cooperative); Series 2009 A, Solid Waste Facilities RB	5.75%	07/15/2039	4,000	4,275,758
West Park Hospital District (West Park Hospital); Series 2011 A, RB	6.50%	06/01/2031	1,000	1,120,940
Wyoming (State of) Municipal Power Agency;
Series 2008 A, Power Supply RB(b)(c)	5.50%	01/01/2018	2,360	2,397,713
Series 2017 A, Ref. Power Supply RB (INS–BAM)(a)	5.00%	01/01/2047	7,000	7,991,200
				15,785,611
TOTAL INVESTMENTS IN SECURITIES(o)–109.53% (Cost $2,991,637,417)				3,190,263,411
FLOATING RATE NOTE OBLIGATIONS–(9.64)%
Notes with interest and fee rates ranging from 1.31% to 1.71% at 08/31/2017 and contractual maturities of collateral ranging from 05/15/2023 to 04/01/2056 (See Note 1J)(p)				(280,995,000)
OTHER ASSETS LESS LIABILITIES–0.11%				3,341,420
NET ASSETS–100.00%				$2,912,609,831

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CARS	– Convertible Auction Rate Security
CEP	– Credit Enhancement Provider
Connie Lee	– Connie Lee Insurance Co.
Conv.	– Convertible
COP	– Certificates of Participation
CR	– Custodial Receipts
Ctfs.	– Certificates
FHA	– Federal Housing Administration
GNMA	– Government National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds

INS	– Insurer
Jr.	– Junior
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAB	– Revenue Anticipation Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
SIFMA	– Securities Industry and Financial Markets Association
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Invesco Municipal Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $148,794,532, which represented 5.11% of the Fund’s Net Assets.
(f)	Security subject to the alternative minimum tax.
(g)	Zero coupon bond issued at a discount.
(h)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2017 was $506,140, which represented less than 1% of the Fund’s Net Assets.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(k)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $13,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $715,068, which represented less than 1% of the Fund’s Net Assets.
(m)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2017. At August 31, 2017, the Fund’s investments with a value of $458,576,819 are held by TOB Trusts and serve as collateral for the $280,995,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2017

Revenue Bonds	75.7%
Pre-Refunded Bonds	17.4
General Obligation Bonds	6.4
Other	0.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Invesco Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $2,991,637,417)	$3,190,263,411
Receivable for:
Investments sold	1,415,000
Fund shares sold	4,804,952
Interest	35,269,709
Investment for trustee deferred compensation and retirement plans	376,919
Other assets	181,586
Total assets	3,232,311,577

Liabilities:
Floating rate note obligations	280,995,000
Payable for:
Investments purchased	27,218,424
Fund shares reacquired	3,171,276
Amount due custodian	3,415,822
Dividends	3,049,371
Accrued fees to affiliates	1,195,040
Accrued trustees’ and officers’ fees and benefits	7,631
Accrued other operating expenses	171,160
Trustee deferred compensation and retirement plans	478,022
Total liabilities	319,701,746
Net assets applicable to shares outstanding	$2,912,609,831

Net assets consist of:
Shares of beneficial interest	$2,850,461,906
Undistributed net investment income	10,829,798
Undistributed net realized gain (loss)	(147,307,867)
Net unrealized appreciation	198,625,994
$2,912,609,831

Net Assets:
Class A	$1,965,536,875
Class B	$3,912,113
Class C	$245,533,001
Class Y	$588,189,413
Investor Class	$109,428,248
Class R6	$10,181

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	145,758,260
Class B	290,748
Class C	18,296,049
Class Y	43,626,406
Investor Class	8,108,359
Class R6	755
Class A:
Net asset value per share	$13.48
Maximum offering price per share
(Net asset value of $13.48 ÷ 95.75%)	$14.08
Class B:
Net asset value and offering price per share	$13.46
Class C:
Net asset value and offering price per share	$13.42
Class Y:
Net asset value and offering price per share	$13.48
Investor Class:
Net asset value and offering price per share	$13.50
Class R6:
Net asset value and offering price per share	$13.48

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Invesco Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2017

(Unaudited)

Investment income:
Interest	$72,152,400

Expenses:
Advisory fees	6,588,639
Administrative services fees	274,451
Custodian fees	21,368
Distribution fees:
Class A	2,431,436
Class B	26,691
Class C	1,232,646
Investor Class	97,668
Interest, facilities and maintenance fees	3,262,961
Transfer agent fees — A, B, C, Y and Investor	1,275,384
Transfer agent fees — R6	4
Trustees’ and officers’ fees and benefits	31,557
Registration and filing fees	134,062
Reports to shareholders	166,513
Professional services fees	43,779
Other	111,972
Total expenses	15,699,131
Less: Expense offset arrangement(s)	(4,383)
Net expenses	15,694,748
Net investment income	56,457,652

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(4,379,753)
Change in net unrealized appreciation of investment securities	53,841,567
Net realized and unrealized gain	49,461,814
Net increase in net assets resulting from operations	$105,919,466

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Invesco Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2017 and the year ended February 28, 2017

(Unaudited)

	August 31, 2017	February 28, 2017
Operations:
Net investment income	$56,457,652	$106,209,717
Net realized gain (loss)	(4,379,753)	(27,772,719)
Change in net unrealized appreciation (depreciation)	53,841,567	(85,137,686)
Net increase (decrease) in net assets resulting from operations	105,919,466	(6,700,688)

Distributions to shareholders from net investment income:
Class A	(34,135,532)	(74,307,189)
Class B	(74,251)	(261,884)
Class C	(3,416,889)	(7,134,687)
Class Y	(10,618,059)	(21,065,201)
Investor Class	(1,982,067)	(4,525,437)
Class R6	(158)	—
Total distributions from net investment income	(50,226,956)	(107,294,398)

Share transactions–net:
Class A	181,449	238,401,294
Class B	(2,596,364)	(2,938,162)
Class C	(10,045,166)	105,781,907
Class Y	52,718,416	95,728,295
Investor Class	(1,174,634)	(2,158,788)
Class R6	10,000	—
Net increase in net assets resulting from share transactions	39,093,701	434,814,546
Net increase in net assets	94,786,211	320,819,460

Net assets:
Beginning of period	2,817,823,620	2,497,004,160
End of period (includes undistributed net investment income of $10,829,798 and $4,599,102, respectively)	$2,912,609,831	$2,817,823,620

Notes to Financial Statements

August 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Investor Class and Class R6. Effective April 4, 2017, the Fund began offering Class R6 shares. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

37                         Invesco Municipal Income Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer

38                         Invesco Municipal Income Fund

agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s Floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules.

39                         Invesco Municipal Income Fund

The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.50%
Over $500 million	0.45%

For the six months ended August 31, 2017, the effective advisory fees incurred by the Fund was 0.46%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit annual fund expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class and Class R6 shares to 1.50%, 2.25%, 2.25%, 1.25%, 1.50% and 1.25%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Investor Class shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A and Investor Class average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A and Investor Class shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

40                         Invesco Municipal Income Fund

For the six months ended August 31, 2017, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2017, IDI advised the Fund that IDI retained $174,315 in front-end sales commissions from the sale of Class A shares and $59,630 and $4,478 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2017, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2017, there were no transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2017, the Fund engaged in securities purchases of $23,393,003 and securities sales of $64,303,642, which did not result in any net realized gains (losses).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,383.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

41                         Invesco Municipal Income Fund

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2017 were $284,397,857 and 2.18%, respectively.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2018	$22,264,986	$—	$22,264,986
February 28, 2019	21,329,984	—	21,329,984
Not subject to expiration	50,468,860	47,491,899	97,960,759
	$94,063,830	$47,491,899	$141,555,729

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2017 was $272,126,813 and $193,180,471, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$222,726,291
Aggregate unrealized (depreciation) of investments	(21,996,723)
Net unrealized appreciation of investments	$200,729,568

Cost of investments for tax purposes is $ 2,989,533,843.

42                         Invesco Municipal Income Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2017(a)		Year ended February 28, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	9,762,149	$130,453,403	39,126,715	$536,294,688
Class B	818	10,839	21,069	286,764
Class C	2,241,990	29,817,841	14,007,578	191,898,189
Class Y	7,681,433	102,196,408	19,136,111	260,725,438
Investor Class	176,096	2,357,358	414,860	5,703,159
Class R6(b)	755	10,000	—	—

Issued as reinvestment of dividends:
Class A	1,662,179	22,228,104	3,487,201	47,496,666
Class B	3,565	47,533	12,086	164,704
Class C	188,965	2,514,883	382,878	5,183,627
Class Y	443,112	5,926,286	831,075	11,310,159
Investor Class	107,913	1,444,453	239,700	3,270,862

Automatic conversion of Class B shares to Class A shares:
Class A	150,296	2,010,349	145,165	1,957,823
Class B	(150,618)	(2,010,349)	(145,498)	(1,957,823)

Reacquired:
Class A	(11,594,831)	(154,510,407)	(25,879,451)	(347,347,883)
Class B	(48,415)	(644,387)	(105,903)	(1,431,807)
Class C	(3,193,994)	(42,377,890)	(6,823,044)	(91,299,909)
Class Y	(4,163,747)	(55,404,278)	(13,141,564)	(176,307,302)
Investor Class	(372,144)	(4,976,445)	(821,763)	(11,132,809)
Net increase in share activity	2,895,522	$39,093,701	30,887,215	$434,814,546

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of April 4, 2017.

43                         Invesco Municipal Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/17	$13.22	$0.27	$0.23	$0.50	$(0.24)	$13.48	3.78%	$1,965,537	1.08	%(d)	1.08	%(d)	0.85	%(d)	3.94	%(d)	7%
Year ended 02/28/17	13.70	0.52	(0.47)	0.05	(0.53)	13.22	0.28	1,927,685	0.99		0.99		0.83		3.79		25
Year ended 02/29/16	13.75	0.59	(0.06)	0.53	(0.58)	13.70	3.94	1,766,102	0.93		0.93		0.85		4.29		12
Year ended 02/28/15	13.25	0.58	0.49	1.07	(0.57)	13.75	8.20	1,660,106	0.93		0.93		0.87		4.24		10
Year ended 02/28/14	13.99	0.58	(0.76)	(0.18)	(0.56)	13.25	(1.16)	1,567,766	0.90		0.90		0.81		4.42		8
Year ended 02/28/13	13.69	0.58	0.30	0.88	(0.58)	13.99	6.56	1,543,852	0.87		0.87		0.81		4.20		11
Class B
Six months ended 08/31/17	13.19	0.22	0.24	0.46	(0.19)	13.46	3.48	3,912	1.83	(d)	1.83	(d)	1.60	(d)	3.19	(d)	7
Year ended 02/28/17	13.67	0.41	(0.47)	(0.06)	(0.42)	13.19	(0.48)	6,404	1.74		1.74		1.58		3.04		25
Year ended 02/29/16	13.71	0.48	(0.05)	0.43	(0.47)	13.67	3.24	9,619	1.68		1.68		1.60		3.54		12
Year ended 02/28/15	13.22	0.48	0.48	0.96	(0.47)	13.71	7.33	12,843	1.68		1.68		1.62		3.49		10
Year ended 02/28/14	13.97	0.48	(0.77)	(0.29)	(0.46)	13.22	(1.99)	15,617	1.65		1.65		1.56		3.67		8
Year ended 02/28/13	13.66	0.48	0.31	0.79	(0.48)	13.97	5.85	19,985	1.62		1.62		1.56		3.45		11
Class C
Six months ended 08/31/17	13.16	0.22	0.23	0.45	(0.19)	13.42	3.41	245,533	1.83	(d)	1.83	(d)	1.60	(d)	3.19	(d)	7
Year ended 02/28/17	13.64	0.41	(0.47)	(0.06)	(0.42)	13.16	(0.48)	250,828	1.74		1.74		1.58		3.04		25
Year ended 02/29/16	13.68	0.48	(0.05)	0.43	(0.47)	13.64	3.24	156,712	1.68		1.68		1.60		3.54		12
Year ended 02/28/15	13.19	0.48	0.48	0.96	(0.47)	13.68	7.34	113,479	1.68		1.68		1.62		3.49		10
Year ended 02/28/14	13.94	0.48	(0.77)	(0.29)	(0.46)	13.19	(2.00)	94,658	1.65		1.65		1.56		3.67		8
Year ended 02/28/13	13.64	0.48	0.30	0.78	(0.48)	13.94	5.77	79,577	1.62		1.62		1.56		3.45		11
Class Y
Six months ended 08/31/17	13.22	0.28	0.23	0.51	(0.25)	13.48	3.91	588,189	0.83	(d)	0.83	(d)	0.60	(d)	4.19	(d)	7
Year ended 02/28/17	13.70	0.55	(0.47)	0.08	(0.56)	13.22	0.54	524,417	0.74		0.74		0.58		4.04		25
Year ended 02/29/16	13.74	0.62	(0.05)	0.57	(0.61)	13.70	4.27	449,882	0.68		0.68		0.60		4.54		12
Year ended 02/28/15	13.25	0.61	0.48	1.09	(0.60)	13.74	8.39	427,397	0.68		0.68		0.62		4.49		10
Year ended 02/28/14	13.98	0.62	(0.75)	(0.13)	(0.60)	13.25	(0.84)	411,718	0.65		0.65		0.56		4.67		8
Year ended 02/28/13	13.68	0.62	0.30	0.92	(0.62)	13.98	6.82	462,658	0.62		0.62		0.56		4.45		11
Investor Class
Six months ended 08/31/17	13.24	0.27	0.23	0.50	(0.24)	13.50	3.83 (e)	109,428	1.01	(d)(e)	1.01	(d)(e)	0.78	(d)(e)	4.01	(d)(e)	7
Year ended 02/28/17	13.71	0.53	(0.46)	0.07	(0.54)	13.24	0.47 (e)	108,489	0.87	(e)	0.87	(e)	0.71	(e)	3.91	(e)	25
Year ended 02/29/16	13.76	0.60	(0.06)	0.54	(0.59)	13.71	4.06 (e)	114,690	0.82	(e)	0.82	(e)	0.74	(e)	4.40	(e)	12
Year ended 02/28/15	13.26	0.59	0.49	1.08	(0.58)	13.76	8.31 (e)	117,224	0.81	(e)	0.81	(e)	0.75	(e)	4.36	(e)	10
Year ended 02/28/14(f)	13.14	0.37	0.11	0.48	(0.36)	13.26	3.75	112,322	0.82	(g)	0.82	(g)	0.73	(g)	4.50	(g)	8
Class R6
Six months ended 08/31/17(h)	13.25	0.23	0.21	0.44	(0.21)	13.48	3.33	10	0.85	(d)(g)	0.85	(d)(g)	0.62	(d)(g)	4.17	(d)(g)	7

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2014, the portfolio turnover calculation excludes securities purchased of $477,613,840 and sold of $105,913,153 in effort to realign the Fund’s portfolio after the reorganization of lnvesco Municipal Bond Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,929,292, $5,295, $244,520, $561,008, $108,734 and $10 for Class A, Class B, Class C, Class Y, Investor Class and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.18%, 0.13%, 0.14% and 0.13% for the six months ended August 31, 2017 and the years ended February 28, 2017, February 29, 2016 and February 28, 2015, respectively.
(f)	Commencement date of July 15, 2013.
(g)	Annualized.
(h)	Commencement date of April 4, 2017.

44                         Invesco Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business April 4, 2017 (commencement date) and held through August 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business April 4, 2017 through August 31, 2017 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/17)	Expenses Paid During Period[3]
A	$1,000.00	$1,037.80	$5.55	$1,019.76	$5.50	1.08%
B	1,000.00	1,034.80	9.39	1,015.98	9.30	1.83
C	1,000.00	1,034.10	9.38	1,015.98	9.30	1.83
Y	1,000.00	1,039.10	4.27	1,021.02	4.23	0.83
Investor	1,000.00	1,039.10	5.19	1,020.11	5.14	1.01
R6	1,000.00	1,033.40	3.55	1,020.92	4.33	0.85

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2017 through August 31, 2017 (as of close of business April 4, 2017 through August 31, 2017 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. For the Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 150 (as of close of business April 4, 2017 through August 31, 2017)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of the Fund and other funds because such data is based on a full six month period.

45                         Invesco Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Municipal Income Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper General Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and five year periods and above the performance of the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s

46                         Invesco Municipal Income Fund

Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

47                         Invesco Municipal Income Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Municipal Income Fund, an investment portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			683,739,601	19,310,983
	James T. Bunch			683,541,811	19,508,773
	Bruce L. Crockett			683,565,490	19,485,094
	Jack M. Fields			683,831,901	19,218,683
	Martin L. Flanagan			683,880,743	19,169,841
	Cynthia Hostetler			683,968,033	19,082,551
	Dr. Eli Jones			683,971,781	19,078,803
	Dr. Prema Mathai-Davis			683,368,823	19,681,761
	Teresa M. Ressel			684,065,582	18,985,002
	Dr. Larry Soll			683,386,752	19,663,832
	Ann Barnett Stern			683,841,519	19,209,065
	Raymond Stickel, Jr.			683,528,216	19,522,368
	Philip A. Taylor			683,935,107	19,115,477
	Robert C. Troccoli			683,638,583	19,412,001
	Christopher L. Wilson			684,163,615	18,886,969

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	437,451,429	41,534,455	20,658,318	203,406,382

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	79,276,497	7,732,317	5,722,719	23,232,029
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	82,071,099	4,718,791	5,941,669	23,232,003
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	80,665,173	5,903,983	6,162,388	23,232,018

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds).

48                         Invesco Municipal Income Fund

Explore High-Conviction Investing with Invesco

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	Invesco Distributors, Inc.	VK-MINC-SAR-1	10232017	1513

Semiannual Report to Shareholders	August 31, 2017
Invesco New York Tax Free Income Fund
Nasdaq:
A: VNYAX ⬛ B: VBNYX ⬛ C: VNYCX ⬛ Y: VNYYX ⬛ R6: VNYSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
11	Financial Statements
14	Notes to Financial Statements
21	Financial Highlights
22	Fund Expenses
23	Approval of Investment Advisory and Sub-Advisory Contracts
25	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 2/28/17 to 8/31/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.45%
Class B Shares	3.45
Class C Shares	3.14
Class Y Shares	3.58
Class R6 Shares*	3.59
S&P Municipal Bond Index▼ (Broad Market Index)	3.51
S&P Municipal Bond New York 5+ Year Investment Grade Index▼ (Style-Specific Index)	4.28
Lipper New York Municipal Debt Funds Index∎ (Peer Group Index)	3.66
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.
*Class R6 shares incepted on April 4, 2017. See page 3 for more information.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond New York 5+ Year Investment Grade Index seeks to measure the performance of investment grade, New York-issued US municipals with maturities equal to or greater than five years.

    The Lipper New York Municipal Debt Funds Index is an unmanaged index considered representative of New York municipal debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco New York Tax Free Income Fund

Average Annual Total Returns
As of 8/31/17, including maximum applicable sales charges

Class A Shares
Inception (7/29/94)	4.93%
10 Years	3.72
5 Years	1.93
1 Year	-4.86

Class B Shares
Inception (7/29/94)	4.86%
10 Years	4.14
5 Years	2.47
1 Year	-5.46

Class C Shares
Inception (7/29/94)	4.35%
10 Years	3.41
5 Years	2.06
1 Year	-2.31

Class Y Shares
10 Years	4.34%
5 Years	3.07
1 Year	-0.42

Class R6 Shares
10 Years	4.18%
5 Years	2.85
1 Year	-0.53

Effective June 1, 2010, Class A, Class B and Class C shares of the predecessor fund, Van Kampen New York Tax-Free Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B and Class C shares, respectively, of Invesco Van Kampen New York Tax Free Income Fund (renamed Invesco New York Tax Free Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class B and Class C shares are blended returns of the predecessor fund and Invesco New York Tax Free Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class Y shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the

Average Annual Total Returns
As of 6/30/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (7/29/94)	4.92%
10 Years	3.47
5 Years	2.15
1 Year	-5.79

Class B Shares
Inception (7/29/94)	4.85%
10 Years	3.91
5 Years	2.69
1 Year	-6.41

Class C Shares
Inception (7/29/94)	4.34%
10 Years	3.16
5 Years	2.28
1 Year	-3.23

Class Y Shares
10 Years	4.09%
5 Years	3.31
1 Year	-1.36

Class R6 Shares
10 Years	3.93%
5 Years	3.07
1 Year	-1.51

most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Class R6 shares was 1.09%, 1.09%, 1.84%, 0.84% and 0.82%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco New York Tax Free Income Fund

Letters to Shareholders
Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4	Invesco New York Tax Free Income Fund

Schedule of Investments

August 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–110.95%(a)
New York–105.68%
Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS–AGM)(b)	5.00%	12/15/2025	$500	$552,223
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB(c)(d)	6.25%	11/15/2020	1,000	1,165,980
Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/2034	500	543,110
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	490	550,995
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB(e)	0.00%	07/15/2034	3,685	1,896,817
Series 2009, PILOT RB(c)(d)	6.25%	01/15/2020	685	771,995
Series 2009, PILOT RB(c)(d)	6.38%	01/15/2020	475	536,717
Series 2016 A, PILOT Ref. RB(f)	5.00%	07/15/2042	4,795	5,430,817
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System); Series 2015, RB	5.25%	07/01/2035	1,000	1,126,970
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,116,496
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	825	869,830
Buffalo & Fort Erie Public Bridge Authority; Series 2017, Toll Bridge System RB	5.00%	01/01/2047	465	543,915
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.00%	04/01/2033	500	525,545
Build NYC Resource Corp. (Manhattan College); Series 2017, Ref. RB	5.00%	08/01/2047	470	541,647
Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Solid Waste Disposal RB(g)(h)	5.00%	01/01/2035	1,100	1,187,395
Build NYC Resource Corp. (YMCA of Greater New York);
Series 2012, RB	5.00%	08/01/2032	350	387,335
Series 2012, RB	5.00%	08/01/2042	1,750	1,918,910
Build NYC Resource Corp.; Series 2015, RB	5.00%	07/01/2045	1,160	1,312,192
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2014 A, RB	5.00%	07/01/2044	600	662,694
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/2033	965	968,792
Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB(f)	5.25%	05/01/2030	2,850	3,258,405
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	1,375	1,360,439
Hempstead Town Local Development Corp. (Molloy College);
Series 2009, RB(c)(d)	5.75%	07/01/2019	1,340	1,458,657
Series 2017, Ref. RB	5.00%	07/01/2037	395	455,281
Hudson Yards Infrastructure Corp.;
Series 2012 A, Sr. RB(c)(d)	5.75%	02/15/2021	840	974,098
Series 2011, Sr. RB	5.75%	02/15/2047	560	644,734
Series 2017 A, Ref. Second Indenture RB	5.00%	02/15/2042	1,400	1,649,200
Livingston (County of) Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, Civic Facility RB	6.00%	07/01/2030	1,000	1,000,250
Long Island Power Authority;
Series 2000 A, Electric System General CAB RB (INS–AGM)(b)(e)	0.00%	06/01/2018	2,000	1,985,900
Series 2008 A, Electric System General RB(c)(d)	5.50%	05/01/2019	355	382,133
Series 2016 B, Ref. RB	5.00%	09/01/2036	655	767,804
Metropolitan Transportation Authority (Climate Bond Certified);
Series 2017, Dedicated Tax Fund Revenue Green Bonds	5.25%	11/15/2057	935	1,124,964
Subseries 2017 A-1, Revenue Green Bonds	5.25%	11/15/2057	745	887,869
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB(c)(d)	5.00%	11/15/2019	1,500	1,636,830
Series 2009 B, Dedicated Tax Fund RB(c)(d)	5.25%	11/15/2019	615	674,458
Series 2012 H, RB	5.00%	11/15/2030	750	877,072
Series 2013 E, RB	5.00%	11/15/2030	1,000	1,186,180
Subseries 2002 G-1H, Ref. Floating Rate RB (1 mo. USD LIBOR + 0.82%)(c)(i)	1.65%	02/01/2022	1,000	1,007,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB	5.50%	10/01/2041	$370	$406,486
Monroe County Industrial Development Corp. (University of Rochester);
Series 2011 A, RB	5.00%	07/01/2036	875	989,187
Series 2015 A, Ref. RB	5.00%	07/01/2033	785	931,779
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB(f)	5.00%	11/15/2051	4,905	5,407,861
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	180	181,233
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	65	10,828
Nassau County Local Economic Assistance Corp. (South Nassau Communities); Series 2012, Ref. RB	5.00%	07/01/2027	930	1,048,770
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/2037	750	815,933
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	1,000	994,930
Series 2006 A-3, Sr. Asset-Backed RB	5.00%	06/01/2035	750	737,640
Series 2006 A-3, Sr. Asset-Backed RB	5.13%	06/01/2046	615	614,963
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, Special Obligation RB (INS–NATL)(b)(g)	5.75%	12/01/2022	2,000	2,023,440
Series 2010, Special Obligation RB	6.00%	12/01/2042	860	963,363
New York & New Jersey (States of) Port Authority; Two Hundred Series 2017, Ref. Consolidated RB(f)	5.25%	10/15/2057	3,115	3,705,074
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB(c)(d)	5.25%	11/01/2017	1,300	1,310,062
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS–AMBAC)(b)	5.00%	01/01/2036	1,140	1,158,103
New York (City of) Municipal Water Finance Authority;
Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/2040	2,000	2,162,900
Series 2017 DD, Water & Sewer System RB(f)	5.25%	06/15/2047	2,250	2,712,330
New York (City of) Transitional Finance Authority;
Series 2009 S-1, Building Aid RB	5.50%	07/15/2038	500	519,855
Series 2009 S-2, Building Aid RB	6.00%	07/15/2033	850	888,581
Series 2009 S-3, Building Aid RB(f)	5.25%	01/15/2027	1,310	1,387,644
Series 2009 S-3, Building Aid RB(f)	5.25%	01/15/2039	1,000	1,057,840
Series 2009 S-5, Building Aid RB	5.00%	01/15/2031	595	627,654
Subseries 2009 A-1, Future Tax Sec. RB(c)(d)(f)	5.00%	05/01/2019	605	646,769
Subseries 2009 A-1, Future Tax Sec. RB(f)	5.00%	05/01/2028	755	806,952
Subseries 2009 A-1, Future Tax Sec. RB(f)	5.00%	05/01/2029	605	646,769
Subseries 2011 E, Future Tax Sec. RB	5.00%	11/01/2024	660	754,466
New York (City of) Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,133,270
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/2039	850	916,164
New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB(c)(d)	5.00%	10/01/2018	800	836,968
New York (City of);
Series 2008, Unlimited Tax GO Bonds(c)(d)	5.50%	11/15/2018	1,750	1,849,872
Series 2016 B-1, Unlimited Tax GO Bonds	5.00%	12/01/2041	1,000	1,172,810
Subseries 2008 G-1, Unlimited Tax GO Bonds(c)(d)	6.25%	12/15/2018	390	417,518
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/2035	10	10,686
Subseries 2008 I-1, Unlimited Tax GO Bonds(c)(d)	5.00%	02/01/2018	405	412,197
New York (Counties of) Tobacco Trust V; Series 2005 S-1, Sub. Pass Through CAB RB(e)	0.00%	06/01/2038	1,685	490,470
New York (Counties of) Tobacco Trust VI; Subseries 2016 A-2A, Ref. Tobacco Settlement Pass Through RB	5.00%	06/01/2045	815	862,588
New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2009, Ref. RB	5.75%	07/01/2033	660	705,619
Series 2012 A, RB	5.00%	07/01/2026	1,000	1,126,730

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(b)	5.50%	05/15/2027	$710	$913,245
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(b)	5.50%	05/15/2030	750	990,870
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(b)	5.50%	05/15/2031	555	740,309
New York (State of) Dormitory Authority (Columbia University); Series 2011 A, RB	5.00%	10/01/2041	510	574,663
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB(c)(d)	5.75%	03/15/2019	1,000	1,075,230
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS–NATL)(b)	5.25%	07/01/2028	935	1,130,733
New York (State of) Dormitory Authority (Fordham University);
Series 2008 B, RB(c)(d)	5.00%	07/01/2018	500	517,785
Series 2011 A, RB	5.13%	07/01/2029	500	574,315
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,301,526
New York (State of) Dormitory Authority (Marymount Manhattan College); Series 2009, RB	5.25%	07/01/2029	1,000	1,065,660
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS–NATL)(b)	5.50%	07/01/2023	1,250	1,516,975
New York (State of) Dormitory Authority (Mental Health Services);
Series 2007, Mental Health Services Facilities Improvement RB (INS–AGM)(b)	5.00%	02/15/2027	100	100,340
Series 2008 C, Mental Health Services Facilities Improvement RB (INS–AGM)(b)(g)	5.25%	02/15/2028	1,775	1,846,390
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/2031	875	967,627
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB(c)(d)	5.13%	07/01/2019	1,250	1,346,037
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB(c)(d)	6.00%	07/01/2020	1,500	1,708,980
New York (State of) Dormitory Authority (New York University);
Series 2001 1, RB (INS–BHAC)(b)	5.50%	07/01/2031	1,070	1,380,407
Series 2017 A, Ref. RB	5.00%	07/01/2043	470	556,551
New York (State of) Dormitory Authority (North Shore—Long Island Jewish Obligated Group); Series 2009 A, RB(c)(d)	5.50%	05/01/2019	1,250	1,345,100
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(h)	5.00%	12/01/2045	425	462,209
Series 2017, Ref. RB(h)	5.00%	12/01/2036	900	993,438
New York (State of) Dormitory Authority (Pace University);
Series 2013 A, RB(c)(d)	5.00%	05/01/2023	20	23,978
Series 2013 A, RB	5.00%	05/01/2029	980	1,081,401
New York (State of) Dormitory Authority (Pratt Institute);
Series 2015 A, Ref. RB	5.00%	07/01/2044	925	1,030,635
Series 2016, Ref. RB	5.00%	07/01/2039	500	576,655
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, RB	5.00%	07/01/2040	1,250	1,370,900
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/2041	775	856,328
New York (State of) Dormitory Authority (School Districts Financing Program);
Series 2008 C, RB(c)(d)	7.50%	10/01/2018	2,000	2,145,360
Series 2008 D, RB(c)(d)	5.75%	10/01/2018	500	527,030
New York (State of) Dormitory Authority (St. John’s University); Series 2012 B, RB	5.00%	07/01/2030	1,220	1,395,070
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/2035	500	530,040
New York (State of) Dormitory Authority (State University of New York); Series 2013 A, RB	5.00%	07/01/2029	1,185	1,399,829
New York (State of) Dormitory Authority (The New School);
Series 2010, RB(c)(d)	5.50%	07/01/2020	1,245	1,401,111
Series 2011, Ref. RB	5.00%	07/01/2031	750	833,348
New York (State of) Dormitory Authority (Touro College and University System);
Series 2014 A, RB	5.50%	01/01/2039	630	700,699
Series 2014 A, RB	5.50%	01/01/2044	700	775,873
New York (State of) Dormitory Authority (University of New York Dormitory Facilities); Series 2017 A, Ref. RB	5.00%	07/01/2046	935	1,099,279

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority;
Series 2009 C, School Districts Bond Financing Program RB(c)(d)	5.00%	10/01/2019	$1,385	$1,504,179
Series 2009 C, School Districts Bond Financing Program RB (INS–AGC)(b)	5.00%	10/01/2024	115	124,137
Series 2016 A, Ref. School Districts Bond Financing Program RB	5.00%	10/01/2033	600	706,260
New York (State of) Energy Research & Development Authority (Consolidated Edison Co.);
Series 2004 A-1, Variable Rate Facilities RB (INS–SGI)(b)(g)(j)	1.44%	01/01/2039	1,000	930,000
Subseries 1999 A-1, Variable Rate Facilities RB (INS–AMBAC)(b)(g)(j)	1.38%	05/01/2034	1,000	930,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB(k)	0.82%	11/01/2044	1,800	1,800,000
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/2038	730	824,506
New York (State of) Thruway Authority;
Series 2008 B, Second General Highway & Bridge Trust Fund RB(c)(d)	5.00%	10/01/2018	500	522,465
Series 2009 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/2029	500	532,645
Series 2014 J, RB	5.00%	01/01/2034	1,620	1,858,885
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,300	1,523,496
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	1,500	1,739,175
Series 2016, Sub. Lien CAB RB(e)	0.00%	11/15/2044	3,270	1,143,977
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. Liberty RB(h)	5.00%	11/15/2044	1,505	1,639,697
Series 2014, Class 3, Ref. Liberty RB(h)	7.25%	11/15/2044	415	495,381
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/2031	875	994,822
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	1,410	1,588,083
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/2049	1,215	1,314,994
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	855	1,135,594
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/2031	1,430	1,631,759
New York State Environmental Facilities Corp. (Pooled Financing Program) ; Series 2005 B, State Clean Water & Drinking Water Revolving Funds RB(d)	5.50%	04/15/2035	310	436,827
New York State Urban Development Corp.; Series 2008 B, Ref. Service Contract RB	5.25%	01/01/2024	750	778,140
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB(g)	5.00%	08/01/2026	1,070	1,150,956
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB(f)(g)	5.00%	07/01/2046	1,750	1,931,720
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB(g)	5.00%	04/01/2029	725	816,220
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. Asset Backed RB	5.25%	05/15/2040	275	307,183
North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS–NATL)(b)	5.00%	06/15/2023	935	1,112,416
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility); Series 1999 A, Civic Facility RB	5.88%	12/01/2029	995	996,552
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/2040	1,065	1,149,423
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB(c)(d)	5.13%	07/01/2019	750	807,053
Rensselaer (County of) Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC–JPMorgan Chase Bank, N.A.)(g)(l)	5.38%	12/01/2036	1,000	1,001,960
Rockland Tobacco Asset Securitization Corp.;
Series 2005 A, First Sub. Tobacco Settlement Asset-Backed RB(e)	0.00%	08/15/2045	4,000	550,000
Series 2005 C, Third Sub. Tobacco Settlement Asset-Backed RB(e)	0.00%	08/15/2060	25,000	727,750
Sales Tax Asset Receivable Corp.; Series 2014 A, Ref. RB(f)	5.00%	10/15/2031	2,765	3,345,678
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB(h)	5.38%	01/01/2027	965	965,347
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/2040	465	506,208
Suffolk Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	461,584
Syracuse (City of) Industrial Development Agency (Carousel Center); Series 2016 A, Ref. PILOT RB(g)	5.00%	01/01/2034	1,080	1,235,606

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds(g)	5.00%	11/01/2036	$1,000	$1,066,430
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/2037	250	275,720
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB	5.00%	07/01/2032	1,250	1,289,762
Triborough Bridge & Tunnel Authority;
Series 2008 A, General Purpose RB(c)(d)	4.75%	05/15/2018	200	205,670
Series 2013 C, RB(f)	5.00%	11/15/2038	2,790	3,198,568
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2010 A, RB	5.00%	09/01/2030	1,250	1,376,575
TSASC, Inc.; Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2036	1,345	1,505,889
Ulster (County of) Resource Recovery Agency; Series 2002, Ref. RB (INS–AMBAC)(b)	5.25%	03/01/2018	200	200,730
United Nations Development Corp.;
Series 2009 A, Ref. RB	5.00%	07/01/2025	1,000	1,072,950
Series 2009 A, Ref. RB	5.00%	07/01/2026	810	868,547
Westchester (County of) Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, Special Facility RB(g)(h)	7.00%	06/01/2046	315	315,977
Westchester Local Development Corp. (Westchester Medical Center Obligated Group); Series 2016, Ref. RB	5.00%	11/01/2046	1,000	1,099,740
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. Sub. RB	5.13%	06/01/2051	1,295	1,296,567
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/2040	1,000	1,051,280
				180,289,142

Guam–4.03%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB(c)(d)	5.63%	12/01/2019	135	149,168
Series 2009 A, Limited Obligation RB(c)(d)	5.75%	12/01/2019	1,250	1,384,662
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2034	750	844,515
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2046	750	825,743
Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/2040	450	476,208
Series 2012 A, Ref. RB	5.00%	10/01/2034	610	649,040
Guam (Territory of) Waterworks Authority;
Series 2010, Water & Wastewater System RB	5.63%	07/01/2040	740	789,654
Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/2029	325	360,116
Guam (Territory of);
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	550	585,629
Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2039	750	809,055
				6,873,790

Virgin Islands–1.24%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. Marine RB(g)	5.00%	09/01/2029	665	707,547
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note–Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	700	546,959
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(h)	5.00%	09/01/2030	770	862,908
				2,117,414
TOTAL INVESTMENTS IN SECURITIES(m)–110.95% (Cost $177,397,981)				189,280,346
FLOATING RATE NOTE OBLIGATIONS–(11.66)%
Notes with interest and fee rates ranging from 1.31% to 1.38% at 08/31/2017 and contractual maturities of collateral ranging from 01/15/2027 to 10/15/2057 (See Note 1J)(n)				(19,890,000)
OTHER ASSETS LESS LIABILITIES–0.71%				1,211,630
NET ASSETS–100.00%				$170,601,976

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco New York Tax Free Income Fund

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
LOC	– Letter of Credit
LIBOR	– London Interbank Offered Rate
NATL	– National Public Finance Guarantee Corp.
PILOT	– Payment-in-Lieu-of-Tax
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Zero coupon bond issued at a discount.
(f)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(g)	Security subject to the alternative minimum tax.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $6,922,352, which represented 4.06% of the Fund’s Net Assets.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(j)	Interest rate is redetermined periodically based on an auction conducted by the auction agent. The rate shown is the rate in effect August 31, 2017.
(k)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.
(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2017. At August 31, 2017, the Fund’s investments with a value of $33,536,427 are held by TOB Trusts and serve as collateral for the $19,890,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2017

Revenue Bonds	82.4%
Pre-Refunded Bonds	14.9
General Obligation Bonds	1.8
Other	0.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco New York Tax Free Income Fund

Statement of Assets and Liabilities

August 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $177,397,981)	$189,280,346
Receivable for:
Fund shares sold	73,977
Interest	1,973,608
Investment for trustee deferred compensation and retirement plans	40,750
Other assets	65,728
Total assets	191,434,409

Liabilities:
Floating rate note obligations	19,890,000
Payable for:
Dividends	137,878
Fund shares reacquired	135,223
Amount due custodian	457,501
Accrued fees to affiliates	80,483
Accrued trustees’ and officers’ fees and benefits	3,294
Accrued other operating expenses	33,202
Trustee deferred compensation and retirement plans	94,852
Total liabilities	20,832,433
Net assets applicable to shares outstanding	$170,601,976

Net assets consist of:
Shares of beneficial interest	$170,351,701
Undistributed net investment income	619,281
Undistributed net realized gain (loss)	(12,251,371)
Net unrealized appreciation	11,882,365
$170,601,976

Net Assets:
Class A	$121,835,631
Class B	$811,917
Class C	$25,914,182
Class Y	$22,030,083
Class R6	$10,163

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	7,759,796
Class B	51,607
Class C	1,651,958
Class Y	1,404,571
Class R6	648
Class A:
Net asset value per share	$15.70
Maximum offering price per share
(Net asset value of $15.70 ÷ 95.75%)	$16.40
Class B:
Net asset value and offering price per share	$15.73
Class C:
Net asset value and offering price per share	$15.69
Class Y:
Net asset value and offering price per share	$15.68
Class R6:
Net asset value and offering price per share	$15.68

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco New York Tax Free Income Fund

Statement of Operations

For the six months ended August 31, 2017

(Unaudited)

Investment income:
Interest	$4,180,109

Expenses:
Advisory fees	403,290
Administrative services fees	25,205
Custodian fees	1,940
Distribution fees:
Class A	152,273
Class B	1,183
Class C	126,414
Interest, facilities and maintenance fees	219,830
Transfer agent fees — A, B, C and Y	71,854
Transfer agent fees — R6	4
Trustees’ and officers’ fees and benefits	13,298
Registration and filing fees	34,321
Reports to shareholders	12,220
Professional services fees	34,460
Other	15,217
Total expenses	1,111,509
Less: Expense offset arrangement(s)	(175)
Net expenses	1,111,334
Net investment income	3,068,775

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(650,639)
Change in net unrealized appreciation of investment securities	3,331,965
Net realized and unrealized gain	2,681,326
Net increase in net assets resulting from operations	$5,750,101

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco New York Tax Free Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2017 and the year ended February 28, 2017

(Unaudited)

	August 31, 2017	February 28, 2017
Operations:
Net investment income	$3,068,775	$5,683,456
Net realized gain (loss)	(650,639)	(2,049,382)
Change in net unrealized appreciation (depreciation)	3,331,965	(5,115,473)
Net increase (decrease) in net assets resulting from operations	5,750,101	(1,481,399)

Distributions to shareholders from net investment income:
Class A	(1,932,719)	(4,313,682)
Class B	(15,037)	(47,101)
Class C	(328,162)	(706,972)
Class Y	(375,487)	(619,465)
Class R6	(146)	—
Total distributions from net investment income	(2,651,551)	(5,687,220)

Share transactions–net:
Class A	(4,492,035)	(3,321,596)
Class B	(287,558)	(623,091)
Class C	(2,431,933)	3,191,474
Class Y	3,670,984	7,570,414
Class R6	10,000	—
Net increase (decrease) in net assets resulting from share transactions	(3,530,542)	6,817,201
Net increase (decrease) in net assets	(431,992)	(351,418)

Net assets:
Beginning of period	171,033,968	171,385,386
End of period (includes undistributed net investment income of $619,281 and $202,057, respectively)	$170,601,976	$171,033,968

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco New York Tax Free Income Fund

Statement of Cash Flows

For the six months ended August 31, 2017

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$5,750,101

Adjustments to reconcile the change in net assets applicable from operations to net cash provided by operating activities
Purchases of investments	(14,765,169)
Proceeds from sales of short-term investments, net	3,029,625
Proceeds from sales of investments	13,502,820
Amortization of premium	538,992
Accretion of discount	(368,990)
Increase in receivables and other assets	(29,159)
Decrease in accrued expenses and other payables	(17,536)
Net realized loss from investment securities	650,639
Net change in unrealized appreciation on investment securities	(3,331,965)
Net cash provided by operating activities	4,959,358

Cash provided by (used in) financing activities:
Dividends paid to shareholders from net investment income	(860,465)
Decrease in payable for amount due custodian	(553,850)
Proceeds from shares of beneficial interest sold	14,465,935
Disbursements from shares of beneficial interest reacquired	(20,085,978)
Proceeds from TOB Trusts	2,075,000
Net cash provided by (used in) financing activities	(4,959,358)
Net increase in cash and cash equivalents	—
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$—

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$1,799,031

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$219,830

Notes to Financial Statements

August 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco New York Tax Free Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide investors with a high level of current income exempt from federal, New York State and New York City income taxes, consistent with preservation of capital.

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Class R6. Effective April 4, 2017, the Fund began offering Class R6 shares. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

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The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

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G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s Floating rate note obligations as reported on the Statement of Assets and Liabilities approximates it fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

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There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.47%
Over $500 million	0.445%

For the six months ended August 31, 2017, the effective advisory fees incurred by the Fund was 0.47%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 2.25%, 1.25% and 1.25%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2017, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption

17                         Invesco New York Tax Free Income Fund

proceeds prior to remittance to the shareholder. During the six months ended August 31, 2017, IDI advised the Fund that IDI retained $9,602 in front-end sales commissions from the sale of Class A shares and $435 and $1,369 from Class A, and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2017, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of valuation levels as of the end of the reporting period. During the six months ended August 31, 2017, there were no transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2017, the Trust engaged in securities purchases of $10,102,922 and securities sales of $9,902,140, which did not result in any realized gain (loss).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $175.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2017 were $19,297,143 and 2.18%, respectively.

18                         Invesco New York Tax Free Income Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2018	$3,515,499	$—	$3,515,499
February 28, 2019	896,118	—	896,118
Not subject to expiration	4,518,392	2,333,996	6,852,388
	$8,930,009	$2,333,996	$11,264,005

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2017 was $14,765,405 and $13,502,820, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$13,195,452
Aggregate unrealized (depreciation) of investments	(1,506,751)
Net unrealized appreciation of investments	$11,688,701

Cost of investments for tax purposes is $177,591,645.

19                         Invesco New York Tax Free Income Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2017(a)		Year ended February 28, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	348,297	$5,417,098	1,216,460	$19,476,211
Class B	5	71	788	12,767
Class C	117,190	1,829,429	464,475	7,457,440
Class Y	444,181	6,863,685	833,391	13,261,787
Class R6(b)	648	10,000	—	—

Issued as reinvestment of dividends:
Class A	85,290	1,331,443	179,427	2,852,598
Class B	675	10,545	1,598	25,438
Class C	14,122	220,205	30,356	481,997
Class Y	15,184	236,838	24,652	391,372

Automatic conversion of Class B shares to Class A shares:
Class A	17,072	265,656	33,289	531,517
Class B	(17,036)	(265,656)	(33,218)	(531,517)

Reacquired:
Class A	(743,183)	(11,506,232)	(1,667,064)	(26,181,922)
Class B	(2,075)	(32,518)	(8,213)	(129,779)
Class C	(288,025)	(4,481,567)	(302,110)	(4,747,963)
Class Y	(219,939)	(3,429,539)	(388,737)	(6,082,745)
Net increase (decrease) in share activity	(227,594)	$(3,530,542)	385,094	$6,817,201

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of April 4, 2017.

20                         Invesco New York Tax Free Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of expenses to average net assets with fee waiver (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/17	$15.42	$0.29	$0.24	$0.53	$(0.25)	$15.70	3.45%		$121,836	1.22	%(d)	1.22	%(d)	0.96	%(d)	3.65	%(d)	7%
Year ended 02/28/17	16.00	0.52	(0.58)	(0.06)	(0.52)	15.42	(0.44)		124,150	1.09		1.09		0.95		3.24		25
Year ended 02/29/16	16.01	0.58	0.00	0.58	(0.59)	16.00	3.73		132,678	1.00		1.00		0.95		3.67		7
Year ended 02/28/15	15.30	0.62	0.70	1.32	(0.61)	16.01	8.74		120,392	1.03		1.03		0.95		3.91		13
Year ended 02/28/14	16.45	0.63	(1.17)	(0.54)	(0.61)	15.30	(3.26)		116,782	0.95		0.95		0.91		4.10		8
Year ended 02/28/13	16.12	0.63	0.36	0.99	(0.66)	16.45	6.22		145,772	0.83		0.91		0.78		3.88		10
Class B
Six months ended 08/31/17	15.45	0.29	0.24	0.53	(0.25)	15.73	3.45	(e)	812	1.22	(d)(e)	1.22	(d)(e)	0.96	(d)(e)	3.65	(d)(e)	7
Year ended 02/28/17	16.04	0.52	(0.59)	(0.07)	(0.52)	15.45	(0.50	)(e)	1,082	1.09	(e)	1.09	(e)	0.95	(e)	3.24	(e)	25
Year ended 02/29/16	16.04	0.58	0.01	0.59	(0.59)	16.04	3.79	(e)	1,749	1.00	(e)	1.00	(e)	0.95	(e)	3.67	(e)	7
Year ended 02/28/15	15.33	0.62	0.70	1.32	(0.61)	16.04	8.73	(e)	2,135	1.03	(e)	1.03	(e)	0.95	(e)	3.91	(e)	13
Year ended 02/28/14	16.49	0.64	(1.19)	(0.55)	(0.61)	15.33	(3.30	)(e)	2,828	0.95	(e)	0.95	(e)	0.91	(e)	4.10	(e)	8
Year ended 02/28/13	16.15	0.63	0.37	1.00	(0.66)	16.49	6.28	(e)	4,301	0.83	(e)	0.91	(e)	0.78	(e)	3.88	(e)	10
Class C
Six months ended 08/31/17	15.40	0.23	0.25	0.48	(0.19)	15.69	3.14	(g)	25,914	1.91	(d)(g)	1.91	(d)(g)	1.65	(d)(g)	2.96	(d)(g)	7
Year ended 02/28/17	15.99	0.40	(0.59)	(0.19)	(0.40)	15.40	(1.26)		27,856	1.84		1.84		1.70		2.49		25
Year ended 02/29/16	15.99	0.46	0.01	0.47	(0.47)	15.99	3.02		25,833	1.75		1.75		1.70		2.92		7
Year ended 02/28/15	15.28	0.50	0.70	1.20	(0.49)	15.99	7.94		20,414	1.78		1.78		1.70		3.16		13
Year ended 02/28/14	16.44	0.52	(1.19)	(0.67)	(0.49)	15.28	(4.04)		18,496	1.70		1.70		1.66		3.35		8
Year ended 02/28/13	16.10	0.51	0.36	0.87	(0.53)	16.44	5.50		21,556	1.58		1.66		1.53		3.13		10
Class Y
Six months ended 08/31/17	15.40	0.31	0.24	0.55	(0.27)	15.68	3.58		22,030	0.97	(d)	0.97	(d)	0.71	(d)	3.90	(d)	7
Year ended 02/28/17	15.99	0.56	(0.59)	(0.03)	(0.56)	15.40	(0.26)		17,946	0.84		0.84		0.70		3.49		25
Year ended 02/29/16	16.00	0.62	(0.00)	0.62	(0.63)	15.99	3.99		11,125	0.75		0.75		0.70		3.92		7
Year ended 02/28/15	15.28	0.66	0.71	1.37	(0.65)	16.00	9.08		7,621	0.78		0.78		0.70		4.16		13
Year ended 02/28/14	16.44	0.67	(1.18)	(0.51)	(0.65)	15.28	(3.08)		5,053	0.70		0.70		0.66		4.35		8
Year ended 02/28/13	16.10	0.67	0.37	1.04	(0.70)	16.44	6.55		8,657	0.58		0.66		0.53		4.13		10
Class R6
Six months ended 08/31/17(f)	15.43	0.25	0.22	0.47	(0.22)	15.68	3.09		10	1.00	(d)	1.00	(d)	0.74	(d)	3.87	(d)	7

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $120,825, $939, $26,604, $21,837, and $10 for Class A, Class B, Class C, Class Y, and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25% for the six months ended August 31, 2017, and the years ended February 28, 2017, February 29, 2016, February 28, 2015, February 28, 2014 and February 28, 2013, respectively.
(f)	Commencement date of April 4, 2017.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.94%, for the six months ended August 31, 2017.

21                         Invesco New York Tax Free Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business April 4, 2017 (commencement date) and held through August 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business April 4, 2017 through August 31, 2017 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/17)	Expenses Paid During Period[3]
A	$1,000.00	$1,034.50	$6.26	$1,019.06	$6.21	1.22%
B	1,000.00	1,034.50	6.26	1,019.06	6.21	1.22
C	1,000.00	1,031.40	9.78	1,015.58	9.70	1.91
Y	1,000.00	1,035.80	4.98	1,020.32	4.94	0.97
R6	1,000.00	1,030.90	4.17	1,020.16	5.09	1.00

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2017 through August 31, 2017 (as of close of business April 4, 2017 through August 31, 2017 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. For the Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 150 (as of close of business April 4, 2017 through August 31, 2017)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of the Fund and other funds because such data is based on a full six month period.

22                         Invesco New York Tax Free Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco New York Tax Free Income Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper New York Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the

23                         Invesco New York Tax Free Income Fund

Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was below the rate of one closed-end fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

24                         Invesco New York Tax Free Income Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco New York Tax Free Income Fund, an investment portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			683,739,601	19,310,983
	James T. Bunch			683,541,811	19,508,773
	Bruce L. Crockett			683,565,490	19,485,094
	Jack M. Fields			683,831,901	19,218,683
	Martin L. Flanagan			683,880,743	19,169,841
	Cynthia Hostetler			683,968,033	19,082,551
	Dr. Eli Jones			683,971,781	19,078,803
	Dr. Prema Mathai-Davis			683,368,823	19,681,761
	Teresa M. Ressel			684,065,582	18,985,002
	Dr. Larry Soll			683,386,752	19,663,832
	Ann Barnett Stern			683,841,519	19,209,065
	Raymond Stickel, Jr.			683,528,216	19,522,368
	Philip A. Taylor			683,935,107	19,115,477
	Robert C. Troccoli			683,638,583	19,412,001
	Christopher L. Wilson			684,163,615	18,886,969

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	437,451,429	41,534,455	20,658,318	203,406,382

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco New York Tax Free Income Fund did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) - (b).

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	3,816,367	344,714	257,482	1,801,109
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	3,898,030	229,360	291,172	1,801,110
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	3,853,359	300,214	264,987	1,801,112

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds).

25                         Invesco New York Tax Free Income Fund

Explore High-Conviction Investing with Invesco

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

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∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	Invesco Distributors, Inc.	VK-NYTFI-SAR-1	10192017	0919

Semiannual Report to Shareholders	August 31, 2017

Invesco Tax-Exempt Cash Fund Nasdaq: A: ACSXX ◾ Investor: TEIXX ◾ R6: TSSXX

2 Fund Information

3 Letters to Shareholders

4 Schedule of Investments

8 Financial Statements

10 Notes to Financial Statements

14 Financial Highlights

15 Fund Expenses

16 Approval of Investment Advisory and Sub-Advisory Contracts

18 Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Information

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The Fund is subject to certain other risks. Please see the current prospectus for more information regarding the risks associated with an investment in the Fund.

Team managed by Invesco Advisers, Inc.

2                         Invesco Tax-Exempt Cash Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you

can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.
Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.
For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                         Invesco Tax-Exempt Cash Fund

Schedule of Investments

August 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.65%
Alabama–4.11%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.83%	07/01/2040	$1,400	$1,400,000

California–0.91%
California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.73%	05/01/2034	310	310,000

Colorado–0.79%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	07/01/2034	270	270,000

Delaware–0.13%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.79%	09/01/2036	45	45,000

District of Columbia–4.15%
District of Columbia (American University); Series 2006 B, VRD Multimodal RB (LOC–Royal Bank of Canada)(a)(b)	0.79%	10/01/2036	1,415	1,415,000

Florida–4.08%
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	0.88%	11/01/2036	35	35,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(a)(b)	0.79%	11/01/2038	1,355	1,355,000
				1,390,000

Georgia–2.23%
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.71%	09/01/2035	760	760,000

Illinois–4.10%
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris Bank, N.A.)(a)(b)(d)	0.90%	10/01/2017	10	10,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(a)	0.76%	12/01/2046	820	820,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.(The))(a)(b)	0.88%	01/01/2037	565	565,000
				1,395,000

Indiana–5.82%
Fort Wayne (City of) (University of St, Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.79%	08/01/2028	200	200,000
Huntington (City of) (Huntington Univ Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	08/01/2037	205	205,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.80%	06/01/2035	525	525,000
Purdue University; Series 2011 A, VRD COP(a)	0.74%	07/01/2035	854	853,500
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.82%	10/01/2019	200	200,000
				1,983,500

Louisiana–1.01%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.80%	07/01/2047	345	345,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–2.94%
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(a)(b)	1.22%	03/01/2039	$1,000	$1,000,000

Michigan–3.82%
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.81%	03/01/2031	1,300	1,300,000

Minnesota–1.82%
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)(a)	0.88%	11/15/2031	95	95,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.82%	10/01/2033	525	525,000
				620,000

Mississippi–3.02%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2010 C, VRD Gulf Opportunity Zone IDR(a)	0.79%	12/01/2030	1,030	1,030,000

Missouri–4.81%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.84%	11/01/2037	1,480	1,480,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.81%	02/01/2031	125	125,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.89%	12/01/2019	35	35,000
				1,640,000

New Hampshire–3.38%
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.80%	07/01/2038	1,150	1,150,000

New York–5.05%
New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC–HSBC Bank USA, N.A.)(a)(b)(c)	0.80%	11/01/2036	1,270	1,270,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.88%	11/01/2049	450	450,000
				1,720,000

North Carolina–5.03%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(a)	0.73%	12/01/2021	900	900,000
Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.79%	05/01/2036	815	815,000
				1,715,000

Ohio–3.38%
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.79%	08/02/2038	710	710,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.77%	05/01/2026	440	440,000
				1,150,000

Pennsylvania–5.85%
Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(a)(b)	0.79%	11/01/2039	422	422,000
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.78%	06/01/2037	955	955,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.79%	10/15/2025	40	40,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(b)	0.78%	07/01/2027	575	575,000
				1,992,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–4.02%
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008D, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.78%	11/01/2025	$1,370	$1,370,000

Tennessee–1.23%
Clarksville (City of) Public Building Authority (Tennessee Municipal Bond Fund); Series 1994, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.85%	06/01/2024	420	420,000

Texas–13.84%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.81%	08/01/2035	1,205	1,205,000
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(a)	0.85%	11/01/2041	500	500,000
Houston (City of); Series 2017 G-2, Commercial Paper Notes	0.88%	10/11/2017	500	500,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.79%	01/01/2049	600	600,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.83%	05/01/2042	1,210	1,210,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.75%	08/01/2025	700	700,000
				4,715,000

Utah–5.24%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)(c)	0.77%	11/01/2024	1,460	1,460,000
Utah (County of) (IHC Health Services, Inc.); Series 2002 B, VRD Hospital RB(a)	0.77%	05/15/2035	100	100,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.84%	04/01/2042	225	225,000
				1,785,000

Virginia–1.17%
Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(a)	0.79%	08/01/2037	400	400,000

Washington–1.61%
Washington (State of) Housing Finance Commission (Kitts Corner Apartment); Series 2014, VRD MFH RB (LOC–FHLB of San Francisco)(a)(b)	0.81%	09/01/2049	550	550,000

West Virginia–4.11%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.81%	01/01/2034	1,400	1,400,000
TOTAL INVESTMENTS IN SECURITIES(e)(f)–97.65% (Cost $33,270,500)				33,270,500
OTHER ASSETS LESS LIABILITIES–2.35%				799,500
NET ASSETS–100.00%				$34,070,000

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Tax-Exempt Cash Fund

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 8.4%; other countries less than 5% each: 10.7%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $430,000, which represented 1.26% of the Fund’s Net Assets.
(e)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Royal Bank of Canada	8.5%
TD Bank, N.A.	6.5
Federal Home Loan Bank	6.2
PNC Bank, N.A.	6.1
Federal Home Mortgage Corporation	5.9
Northern Trust Co.	5.9
Bank of New York Mellon (The)	5.2
JPMorgan Chase Bank, N.A.	5.1

(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of August 31, 2017

1-7	98.5%
8-30	0.0
31-60	1.5
61-90	0.0
91-180	0.0
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Tax-Exempt Cash Fund

Statement of Assets and Liabilities

August 31, 2017

(Unaudited)

Assets:
Investments in securities, at value and cost	$33,270,500
Receivable for:
Investments sold	535,148
Fund shares sold	274,206
Interest	25,538
Fund expenses absorbed	5,930
Investment for trustee deferred compensation and retirement plans	42,372
Other assets	57,996
Total assets	34,211,690

Liabilities:
Payable for:
Fund shares reacquired	70,022
Accrued fees to affiliates	7,354
Accrued trustees’ and officers’ fees and benefits	3,051
Accrued other operating expenses	15,477
Trustee deferred compensation and retirement plans	45,786
Total liabilities	141,690
Net assets applicable to shares outstanding	$34,070,000

Net assets consist of:
Shares of beneficial interest	$34,074,769
Undistributed net investment income	3,934
Undistributed net realized gain (loss)	(8,703)
$34,070,000

Net Assets:
Class A	$23,284,332
Class Y	$5,251,594
Investor Class	$5,524,072
Class R6	$10,002

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	23,279,389
Class Y	5,250,503
Investor Class	5,522,896
Class R6	10,000
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Tax-Exempt Cash Fund

Statement of Operations

For the six months ended August 31, 2017

(Unaudited)

Investment income:
Interest	$155,086

Expenses:
Advisory fees	36,728
Administrative services fees	30,715
Distribution fees — Class A	13,006
Transfer agent fees — Class A, Y and Investor	22,135
Transfer agent fees — R6	3
Trustees’ and officers’ fees and benefits	11,766
Registration and filing fees	30,391
Reports to shareholders	12,676
Professional services fees	16,722
Other	3,878
Total expenses	178,020
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(30,734)
Net expenses	147,286
Net investment income	7,800
Net increase in net assets resulting from operations	$7,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Tax-Exempt Cash Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2017 and the year ended February 28, 2017

(Unaudited)

	August 31, 2017	February 28, 2017
Operations:
Net investment income	$7,800	$71,943
Net realized gain (loss)	—	(428)
Net increase in net assets resulting from operations	7,800	71,515

Distributions to shareholders from net investment income:
Class A	(5,168)	(49,897)
Class Y	(1,264)	(9,940)
Investor Class	(1,470)	(12,106)
Class R6	(3)	—
Total distributions from net investment income	(7,905)	(71,943)

Share transactions–net:
Class A	(7,373,043)	(7,577,927)
Class Y	676,337	(5,487,425)
Investor Class	(308,799)	(1,621,904)
Class R6	10,000	—
Net increase (decrease) in net assets resulting from share transactions	(6,995,505)	(14,687,256)
Net increase (decrease) in net assets	(6,995,610)	(14,687,684)

Net assets:
Beginning of period	41,065,610	55,753,294
End of period (includes undistributed net investment income of $3,934 and $4,039, respectively)	$34,070,000	$41,065,610

Notes to Financial Statements

August 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Tax-Exempt Cash Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund currently consists of four different classes of shares: Class A, Class Y, Investor Class and Class R6. Effective April 4, 2017, the Fund began offering Class R6 shares. Class Y and Investor Class shares are available only to certain investors. Under certain circumstances, Class A shares are subject to contingent deferred sales charges (“CDSC”). Class A, Class Y, Investor Class and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

10                         Invesco Tax-Exempt Cash Fund

Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

11                         Invesco Tax-Exempt Cash Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at the annual rate of 0.20% of the Fund’s average daily net assets.

For the six months ended August 31, 2017, the effective advisory fees incurred by the Fund was 0.20%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily agreed to waive fees and/or reimburse expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended August 31, 2017, the Adviser reimbursed Fund expenses of $6,029 and class level expenses of $9,087, $1,721, $2,020 and $2 for Class A, Class Y, Investor Class and Class R6 shares, respectively. The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Class A, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation up to a maximum annual rate of 0.10% of the Fund’s average daily net assets of Class A shares. The fees are accrued daily and paid monthly. Of the Rule 12b-1 payments, up to 0.10% of the average daily net assets of Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own the shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Pursuant to the Plan, for the six months ended August 31, 2017, the Class A shares paid $1,569 after IDI waived Plan fees of $11,436.

CDSC are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2017, IDI advised the Fund that IDI retained $4,397 from Class A for CDSC imposed for redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2017, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2017, there were no transfers between valuation levels.

12                         Invesco Tax-Exempt Cash Fund

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2017, the Fund engaged in securities purchases of $22,918,846 and securities sales of $18,579,601 which did not result in any net realized gains (losses).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $439.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2018	$3,681	$—	$3,681
February 28, 2019	4,593	—	4,593
Not subject to expiration	429	—	429
	$8,703	$—	$8,703

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

13                         Invesco Tax-Exempt Cash Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended August 31, 2017(a)		Year ended February 28, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	3,538,914	$3,538,914	31,501,186	$31,501,186
Class Y	6,061,451	6,061,451	31,203,488	31,203,488
Investor Class	469,572	469,572	1,587,365	1,587,365
Class R6(b)	10,000	10,000	—	—

Issued as reinvestment of dividends:
Class A	4,318	4,318	43,258	43,258
Class Y	1,257	1,257	9,785	9,785
Investor Class	1,451	1,451	11,937	11,937

Reacquired:
Class A	(10,916,275)	(10,916,275)	(39,122,371)	(39,122,371)
Class Y	(5,386,371)	(5,386,371)	(36,700,698)	(36,700,698)
Investor Class	(779,822)	(779,822)	(3,221,206)	(3,221,206)
Net increase (decrease) in share activity	(6,995,505)	$(6,995,505)	(14,687,256)	$(14,687,256)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 39% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of April 4, 2017.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Class A
Six months ended 08/31/17	$1.00	$0.00	$—	$0.00	$(0.00)	$1.00	0.02%	$23,284	0.81	%(c)	1.00	%(c)	0.03	%(c)
Year ended 02/28/17	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.18	30,658	0.42		0.90		0.14
Year ended 02/29/16	1.00	0.00	—	0.00	(0.00)	1.00	0.11	38,235	0.00	(d)	0.91		0.11	(d)
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.11	36,349	0.00	(d)	0.83		0.09	(d)
Year ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	81,583	0.04		0.74		0.08
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	29,103	0.08		0.79		0.14
Class Y
Six months ended 08/31/17	1.00	0.00	—	0.00	(0.00)	1.00	0.03	5,252	0.80	(c)	0.90	(c)	0.04	(c)
Year ended 02/28/17	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.19	4,575	0.41		0.80		0.15
Year ended 02/29/16	1.00	0.00	—	0.00	(0.00)	1.00	0.11	10,063	0.00	(d)	0.81		0.11	(d)
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.11	13,067	0.00	(d)	0.73		0.09	(d)
Year ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	10,991	0.04		0.64		0.08
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	18,735	0.08		0.69		0.14
Investor Class
Six months ended 08/31/17	1.00	0.00	—	0.00	(0.00)	1.00	0.03	5,524	0.80	(c)	0.90	(c)	0.04	(c)
Year ended 02/28/17	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.19	5,833	0.41		0.80		0.15
Year ended 02/29/16	1.00	0.00	—	0.00	(0.00)	1.00	0.11	7,455	0.00	(d)	0.81		0.11	(d)
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.11	10,218	0.00	(d)	0.73		0.09	(d)
Year ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	18,969	0.04		0.64		0.08
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	8,636	0.08		0.69		0.14
Class R6
Six months ended 08/31/17(e)	1.00	0.00	—	0.00	(0.00)	1.00	0.03	10	0.82	(c)(f)	0.88	(c)(f)	0.02	(c)(f)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $25,799, $4,886, $5,736 and $10 for Class A, Class Y, Investor Class and Class R6 shares, respectively.
(d)	Ratios include an adjustment for an adviser expense reimbursement of $8,256 and $5,452 in excess of current period expenses for the years ended February 29, 2016 and February 28, 2015, respectively. Ratios excluding this adjustment would have been lower by 0.01% and 0.01% for the years ended February 29, 2016 and February 28, 2015, respectively.
(e)	Commencement date of April 4, 2017 for Class R6 shares.
(f)	Annualized.

14                         Invesco Tax-Exempt Cash Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business April 4, 2017 (commencement date) and held through August 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business April 4, 2017 through August 31, 2017 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/17)	Expenses Paid During Period[3]
A	$1,000.00	$1,000.20	$4.08	$1,021.12	$4.13	0.81%
Y	1,000.00	1,000.30	4.03	1,021.17	4.08	0.80
Investor	1,000.00	1,000.30	4.03	1,021.17	4.08	0.80
R6	1,000.00	1,000.30	3.37	1,021.07	4.18	0.82

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2017 through August 31, 2017 (as of close of business April 4, 2017 through August 31, 2017 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. For the Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 150 (as of close of business April 4, 2017 through August 31, 2017)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of the Fund and other funds because such data is based on a full six month period.

15                         Invesco Tax-Exempt Cash Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Tax-Exempt Cash Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period, the second quintile for the three year period and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual

16                         Invesco Tax-Exempt Cash Fund

management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

17                         Invesco Tax-Exempt Cash Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Tax-Exempt Cash Fund, an investment portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			683,739,601	19,310,983
	James T. Bunch			683,541,811	19,508,773
	Bruce L. Crockett			683,565,490	19,485,094
	Jack M. Fields			683,831,901	19,218,683
	Martin L. Flanagan			683,880,743	19,169,841
	Cynthia Hostetler			683,968,033	19,082,551
	Dr. Eli Jones			683,971,781	19,078,803
	Dr. Prema Mathai-Davis			683,368,823	19,681,761
	Teresa M. Ressel			684,065,582	18,985,002
	Dr. Larry Soll			683,386,752	19,663,832
	Ann Barnett Stern			683,841,519	19,209,065
	Raymond Stickel, Jr.			683,528,216	19,522,368
	Philip A. Taylor			683,935,107	19,115,477
	Robert C. Troccoli			683,638,583	19,412,001
	Christopher L. Wilson			684,163,615	18,886,969

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	437,451,429	41,534,455	20,658,318	203,406,382

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	21,844,177	594,104	3,365,876	6,011,681
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	22,073,758	533,214	3,197,187	6,011,679
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	21,731,414	680,504	3,392,239	6,011,681

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds).

18                         Invesco Tax-Exempt Cash Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242 Invesco Distributors, Inc.	TEC-SAR-1 10112017 1019

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able to rely on the letter unless its term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 11, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 11, 2017, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 8, 2017

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.